UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Australia – 2.1%
60,033	CSL Ltd. (Biotechnology)	$ 6,048,458
26,245	Orica Ltd. (Chemicals)	417,232
247,945	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	1,524,447

		7,990,137

Belgium – 0.2%
11,115	KBC Group NV (Banks)	918,922

Brazil – 0.9%
113,108	Ambev SA ADR (Beverages)	687,697
124,400	Raia Drogasil SA (Food & Staples Retailing)	2,752,609

		3,440,306

Canada – 5.0%
16,445	Canadian National Railway Co. (Road & Rail)	1,299,484
49,753	Canadian Pacific Railway Ltd.	7,783,411
378,829	Encana Corp. (Oil, Gas & Consumable Fuels)	3,813,358
71,776	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	2,162,923
3,152	Loblaw Cos. Ltd. (Food & Staples Retailing)	171,663
128,200	Manulife Financial Corp. (Insurance)	2,640,606
39,002	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,272,277

		19,143,722

China – 4.9%
5,584	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	865,241
20,086	Baidu, Inc. ADR* (Internet Software & Services)	4,546,466
2,665,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,982,840
77,951	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	4,656,013
150,140	Tencent Holdings Ltd. (Internet Software & Services)	5,992,682

		19,043,242

Denmark – 3.3%
4,908	Carlsberg A/S Class B (Beverages)	545,274
47,124	Chr Hansen Holding A/S (Chemicals)	3,794,959
46,731	Coloplast A/S Class B (Health Care Equipment & Supplies)	4,014,598

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
26,863	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 1,142,468
72,356	Novozymes A/S Class B (Chemicals)	3,341,070

		12,838,369

France – 8.4%
14,655	Air Liquide SA (Chemicals)	1,796,903
23,247	BNP Paribas SA (Banks)	1,801,541
13,157	Danone SA (Food Products)	981,778
6,364	Dassault Systemes SE (Software)	624,293
314,460	Engie SA (Multi-Utilities)	5,064,756
25,315	Essilor International SA (Health Care Equipment & Supplies)	3,205,047
6,413	Hermes International (Textiles, Apparel & Luxury Goods)	3,248,278
3,644	L’Oreal SA (Personal Products)	754,965
10,587	Legrand SA (Electrical Equipment)	731,324
23,450	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,890,371
12,964	Pernod Ricard SA (Beverages)	1,798,679
85,509	Schneider Electric SE* (Electrical Equipment)	6,711,018

		32,608,953

Germany – 5.6%
15,277	adidas AG (Textiles, Apparel & Luxury Goods)	3,489,178
48,196	BASF SE (Chemicals)	4,588,256
16,278	Bayer AG (Pharmaceuticals)	2,061,791
15,048	Beiersdorf AG (Personal Products)	1,651,350
16,106	Linde AG (Chemicals)	3,072,391
7,699	Merck KGaA (Pharmaceuticals)	844,824
3,354	MTU Aero Engines AG (Aerospace & Defense)	491,541
11,800	ProSiebenSat.1 Media SE (Media)	471,458
45,796	SAP SE (Software)	4,849,118

		21,519,907

Hong Kong – 3.0%
714,600	AIA Group Ltd. (Insurance)	5,620,690
383,563	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	1,204,137
430,500	China Mobile Ltd. (Wireless Telecommunication Services)	4,601,678

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
330,000	Global Brands Group Holding Ltd.* (Textiles, Apparel & Luxury Goods)	$ 31,228

		11,457,733

India – 1.9%
52,065	HDFC Bank Ltd. ADR (Banks)	5,038,851
35,666	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	994,783
30,576	Tata Consultancy Services Ltd. (IT Services)	1,187,401

		7,221,035

Ireland – 2.2%
38,895	Accenture PLC Class A (IT Services)	5,010,454
6,043	Allied Irish Banks PLC (Banks)	35,488
31,361	ICON PLC* (Life Sciences Tools & Services)	3,291,337

		8,337,279

Israel* – 0.2%
8,404	Check Point Software Technologies Ltd. (Software)	888,975

Italy – 2.6%
43,593	Eni SpA (Oil, Gas & Consumable Fuels)	690,214
28,697	Ferrari NV (Automobiles)	3,019,774
46,583	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	2,689,197
195,500	UniCredit SpA* (Banks)	3,842,345

		10,241,530

Japan – 10.2%
8,100	Daikin Industries Ltd. (Building Products)	857,574
24,500	Denso Corp. (Auto Components)	1,176,622
45,200	East Japan Railway Co. (Road & Rail)	4,238,960
3,000	FANUC Corp. (Machinery)	613,364
517,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,556,864
41,500	Hoya Corp. (Health Care Equipment & Supplies)	2,340,057
115,600	Japan Airlines Co. Ltd. (Airlines)	3,734,969
27,100	Japan Tobacco, Inc. (Tobacco)	941,701
10,300	Kao Corp. (Personal Products)	627,111
185,800	KDDI Corp. (Wireless Telecommunication Services)	4,923,138

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	$ 5,081,056
113,300	Komatsu Ltd. (Machinery)	3,038,426
42,600	Kubota Corp. (Machinery)	739,753
16,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,002,376
23,400	Nikon Corp. (Household Durables)	412,303
3,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	301,834
49,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,894,562
40,095	Sysmex Corp. (Health Care Equipment & Supplies)	2,295,245
4,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	237,721
37,600	Terumo Corp. (Health Care Equipment & Supplies)	1,421,655

		39,435,291

Luxembourg* – 0.4%
56,727	ArcelorMittal (Metals & Mining)	1,493,516

Mexico – 0.9%
1,449,565	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,344,931

Netherlands – 4.3%
55,521	Akzo Nobel NV (Chemicals)	5,026,541
31,653	Core Laboratories NV (Energy Equipment & Services)	3,182,076
109	Heineken NV (Beverages)	11,374
141,396	ING Groep NV (Banks)	2,641,820
7,704	QIAGEN NV* (Life Sciences Tools & Services)	255,536
17,707	Randstad Holding NV (Professional Services)	1,067,657
41,059	RELX NV (Professional Services)	862,420
121,232	Yandex NV Class A* (Internet Software & Services)	3,513,304

		16,560,728

Singapore – 0.4%
69,300	DBS Group Holdings Ltd. (Banks)	1,105,586
121,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	355,366

		1,460,952

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 2.5%
13,979	Amorepacific Corp. (Personal Products)	$ 3,541,764
2,675	Samsung Electronics Co. Ltd. GDR* (Technology Hardware, Storage & Peripherals)	2,883,650
126,200	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	3,440,212

		9,865,626

Spain – 1.1%
18,987	Amadeus IT Group SA (IT Services)	1,168,724
247,229	CaixaBank SA (Banks)	1,287,728
262	Enagas SA (Oil, Gas & Consumable Fuels)	7,405
49,604	Industria de Diseno Textil SA (Specialty Retail)	1,969,000

		4,432,857

Sweden – 1.6%
74,747	Alfa Laval AB (Machinery)	1,669,368
104,404	Atlas Copco AB Class A (Machinery)	3,776,055
30,386	Hennes & Mauritz AB Class B (Specialty Retail)	792,776

		6,238,199

Switzerland – 11.1%
182,885	ABB Ltd. (Electrical Equipment)	4,284,323
47,382	Aryzta AG* (Food Products)	1,522,616
39,553	Chubb Ltd. (Insurance)	5,792,932
47,446	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	4,033,390
2,285	Kuehne & Nagel International AG (Marine)	397,918
96,951	Nestle SA (Food Products)	8,183,586
71,451	Novartis AG (Pharmaceuticals)	6,086,033
24,461	Roche Holding AG (Pharmaceuticals)	6,192,774
601	SGS SA (Professional Services)	1,328,321
105,183	UBS Group AG* (Capital Markets)	1,829,181
10,512	Zurich Insurance Group AG (Insurance)	3,203,842

		42,854,916

Taiwan – 1.6%
169,144	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	6,082,418

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 19.2%
40,454	AstraZeneca PLC (Pharmaceuticals)	$ 2,411,182
482,007	Aviva PLC (Insurance)	3,426,118
439,268	Balfour Beatty PLC (Construction & Engineering)	1,529,068
1,934,942	Barclays PLC (Banks)	5,188,066
71,641	BHP Billiton PLC (Metals & Mining)	1,306,303
741,428	BP PLC (Oil, Gas & Consumable Fuels)	4,354,964
72,885	British American Tobacco PLC (Tobacco)	4,533,865
44,389	Carnival PLC (Hotels, Restaurants & Leisure)	2,996,096
1,300,423	Cobham PLC (Aerospace & Defense)	2,276,838
309,208	Compass Group PLC (Hotels, Restaurants & Leisure)	6,597,620
5,261	Delphi Automotive PLC (Auto Components)	475,700
99,782	Diageo PLC (Beverages)	3,222,655
262,582	Experian PLC (Professional Services)	5,216,518
147,794	GlaxoSmithKline PLC (Pharmaceuticals)	2,942,130
2,488,608	Lloyds Banking Group PLC (Banks)	2,151,494
163,246	Prudential PLC (Insurance)	3,983,282
75,595	Reckitt Benckiser Group PLC (Household Products)	7,349,898
17,724	Rio Tinto PLC (Metals & Mining)	830,671
52,219	Rolls-Royce Holdings PLC* (Aerospace & Defense)	611,846
199,063	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	5,670,849
19,439	Smiths Group PLC (Industrial Conglomerates)	393,734
112,115	SSE PLC (Electric Utilities)	2,040,312
1,021,893	Vodafone Group PLC (Wireless Telecommunication Services)	2,995,529
83,235	WPP PLC (Media)	1,697,477

		74,202,215

United States* – 0.3%
28,242	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,010,781

TOTAL COMMON STOCKS (Cost $306,877,204)		$362,632,540

Preferred Stock – 1.8%
Germany – 1.8%
47,014	Volkswagen AG
(Cost $6,782,330)		$ 7,230,234

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.5%
Repurchase Agreements – 4.5%
Joint Repurchase Agreement Account II
$17,300,000	1.052%	08/01/17	$ 17,300,000
(Cost $17,300,000)

TOTAL INVESTMENTS — 100.2%
(Cost $330,959,534)			$387,162,774

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(865,955)

NET ASSETS — 100.0%			$386,296,819

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	JPY	7,915,765	USD	70,943	$71,805	08/01/17	$862

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$332,318,559

Gross unrealized gain	59,952,065
Gross unrealized loss	(5,107,850)

Net unrealized security gain	$54,844,215

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 93.0%
Aerospace & Defense – 1.7%
29,967	Airbus SE	$ 2,503,940

Air Freight & Logistics – 2.9%
14,292	FedEx Corp.	2,973,165
12,425	United Parcel Service, Inc. Class B	1,370,353

		4,343,518

Airlines – 0.7%
12,788	Alaska Air Group, Inc.	1,089,921

Auto Components – 0.3%
5,040	Delphi Automotive PLC	455,717

Banks – 10.3%
246,440	Bank of America Corp.	5,944,133
20,103	Bank of the Ozarks, Inc.	867,444
63,077	JPMorgan Chase & Co.	5,790,469
43,884	Wells Fargo & Co.	2,367,103
7,064	Western Alliance Bancorp*	355,884

		15,325,033

Beverages – 3.5%
8,928	Constellation Brands, Inc. Class A	1,726,229
17,845	Molson Coors Brewing Co. Class B	1,587,848
40,795	The Coca-Cola Co.	1,870,043

		5,184,120

Biotechnology – 2.5%
21,535	Amgen, Inc.	3,758,073

Capital Markets – 1.5%
6,582	Affiliated Managers Group, Inc.	1,223,133
4,915	Intercontinental Exchange, Inc.	327,879
44,281	OM Asset Management PLC	667,315

		2,218,327

Chemicals – 5.2%
15,537	PPG Industries, Inc.	1,635,269
32,713	The Chemours Co.	1,557,466
13,568	The Sherwin-Williams Co.	4,576,079

		7,768,814

Commercial Services & Supplies – 1.1%
15,665	Copart, Inc.*	493,291
11,605	KAR Auction Services, Inc.	487,874
41,241	Pitney Bowes, Inc.	649,133

		1,630,298

Communications Equipment – 3.8%
46,110	Cisco Systems, Inc.	1,450,160
48,562	Juniper Networks, Inc.	1,357,308
18,875	Motorola Solutions, Inc.	1,711,585
8,431	Palo Alto Networks, Inc.*	1,111,037

		5,630,090

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 2.3%
39,438	American Express Co.	$ 3,361,301

Containers & Packaging* – 0.9%
23,015	Crown Holdings, Inc.	1,368,702

Diversified Financial Services* – 3.1%
26,215	Berkshire Hathaway, Inc. Class B	4,586,838

Diversified Telecommunication Services(a) – 0.8%
51,979	Cellnex Telecom SA	1,169,131

Energy Equipment & Services – 1.3%
13,652	Halliburton Co.	579,391
112,508	Nabors Industries Ltd.	867,437
154,511	Precision Drilling Corp.*	448,630

		1,895,458

Food & Staples Retailing – 2.3%
41,812	Walgreens Boots Alliance, Inc.	3,372,974

Food Products – 0.6%
12,840	Kellogg Co.	873,120

Health Care Equipment & Supplies – 5.5%
17,467	Becton Dickinson & Co.	3,517,854
30,789	Boston Scientific Corp.*	819,603
6,281	C.R. Bard, Inc.	2,013,689
21,325	Medtronic PLC	1,790,660

		8,141,806

Health Care Providers & Services – 1.8%
14,030	AmerisourceBergen Corp.	1,316,294
12,972	Universal Health Services, Inc. Class B	1,437,687

		2,753,981

Hotels, Restaurants & Leisure – 0.8%
4,371	McDonald’s Corp.	678,117
10,863	Starbucks Corp.	586,385

		1,264,502

Household Durables – 5.3%
29,714	D.R. Horton, Inc.	1,060,493
54,870	Lennar Corp. Class A	2,877,383
1,521	NVR, Inc.*	3,970,479

		7,908,355

Insurance – 2.1%
39,212	Aflac, Inc.	3,127,157

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 4.8%
1,725	Alphabet, Inc. Class A	$ 1,630,987
35,295	Cars.com, Inc.	857,669
132,150	eBay, Inc.	4,721,719

		7,210,375

IT Services – 5.0%
14,249	Accenture PLC Class A	1,835,556
30,064	Cognizant Technology Solutions Corp. Class A	2,084,036
13,583	Convergys Corp.	325,585
14,215	DXC Technology Co.	1,114,172
36,073	PayPal Holdings, Inc.*	2,112,074

		7,471,423

Media – 5.8%
48,733	Comcast Corp. Class A	1,971,250
10,983	DISH Network Corp. Class A*	703,241
15,072	Scripps Networks Interactive, Inc. Class A	1,317,443
105,881	TEGNA, Inc.	1,570,215
2,105	The Madison Square Garden Co. Class A*	462,511
20,602	The Walt Disney Co.	2,264,778
15,210	World Wrestling Entertainment, Inc. Class A	321,844

		8,611,282

Multiline Retail – 1.8%
27,515	Nordstrom, Inc.	1,336,404
23,336	Target Corp.	1,322,451

		2,658,855

Oil, Gas & Consumable Fuels – 0.2%
3,615	ConocoPhillips	164,013
7,200	Parsley Energy, Inc. Class A*	210,816

		374,829

Personal Products – 0.3%
5,231	The Estee Lauder Cos., Inc. Class A	517,817

Pharmaceuticals – 3.9%
9,303	Johnson & Johnson	1,234,694
34,260	Merck & Co., Inc.	2,188,529
57,024	Pfizer, Inc.	1,890,916
7,260	Zoetis, Inc.	453,895

		5,768,034

Road & Rail – 1.1%
6,450	CSX Corp.	318,243
12,120	Union Pacific Corp.	1,247,875

		1,566,118

Semiconductors & Semiconductor Equipment – 0.6%
8,440	Skyworks Solutions, Inc.	885,103

Shares	Description	Value
Common Stocks – (continued)
Software – 2.3%
114,353	Nuance Communications, Inc.*	$ 1,978,307
10,175	Oracle Corp.	508,038
4,417	PTC, Inc.*	243,774
17,272	Verint Systems, Inc.*	684,835

		3,414,954

Specialty Retail – 2.6%
820	AutoZone, Inc.*	442,652
17,527	CarMax, Inc.*	1,161,164
15,513	The Home Depot, Inc.	2,320,745

		3,924,561

Technology Hardware, Storage & Peripherals – 2.7%
55,377	NetApp, Inc.	2,404,469
18,474	Western Digital Corp.	1,572,507

		3,976,976

Textiles, Apparel & Luxury Goods – 0.3%
5,110	Carter’s, Inc.	443,190

Wireless Telecommunication Services – 1.3%
44,084	PLAY Communications SA*(a)	451,169
346,230	VEON Ltd. ADR	1,416,081

		1,867,250

TOTAL COMMON STOCKS (Cost $116,073,851)		$138,421,943

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.1%
Repurchase Agreements – 6.1%
Joint Repurchase Agreement Account II
$9,100,000	1.052%	08/01/17	$ 9,100,000
(Cost $9,100,000)

TOTAL INVESTMENTS – 99.1% (Cost $125,173,851)			$147,521,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,289,002

NET ASSETS – 100.0%			$148,810,945

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,620,300, which represents approximately 1.1% of net assets as of July 31, 2017.

(b)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
PLN	— Polish Zloty
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	CAD	80,000	USD	62,252	$64,213	09/20/17	$1,961
	EUR	253,000	USD	291,215	300,335	09/20/17	9,120

TOTAL							$11,081

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co.	USD	507,328	CAD	668,000	$536,178	09/20/17	(28,851)
	USD	3,818,452	EUR	3,399,000	4,034,929	09/20/17	(216,477)
	USD	438,914	PLN	1,602,000	445,520	09/20/17	(6,606)

TOTAL							$(251,934)

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$129,346,744

Gross unrealized gain	23,122,398
Gross unrealized loss	(4,947,199)

Net unrealized security gain	$18,175,199

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Aerospace & Defense – 3.4%
1,960	BWX Technologies, Inc.	$ 103,253
3,734	Curtiss-Wright Corp.	360,032
14,980	DigitalGlobe, Inc.*	522,802
32,177	HEICO Corp.	2,586,066
20,897	Hexcel Corp.	1,069,300
11,894	KLX, Inc.*	617,536
28,540	The KEYW Holding Corp.*	252,008

		5,510,997

Auto Components – 2.7%
12,795	Dorman Products, Inc.*	999,034
15,228	Fox Factory Holding Corp.*	585,517
25,974	LCI Industries	2,772,724

		4,357,275

Banks – 5.5%
33,435	Bank of the Ozarks, Inc.	1,442,720
13,526	BankUnited, Inc.	465,565
15,634	Columbia Banking System, Inc.	622,859
25,056	ConnectOne Bancorp, Inc.	563,760
22,774	Eagle Bancorp, Inc.*	1,422,236
11,670	FCB Financial Holdings, Inc. Class A*	550,241
2,136	First Citizens BancShares, Inc. Class A	786,091
9,105	First Midwest Bancorp, Inc.	202,222
12,373	Hanmi Financial Corp.	354,486
35,695	Home BancShares, Inc.	885,236
31,522	LegacyTexas Financial Group, Inc.	1,220,532
8,875	Prosperity Bancshares, Inc.	568,887

		9,084,835

Biotechnology* – 1.4%
8,987	Acceleron Pharma, Inc.	288,932
5,419	Agios Pharmaceuticals, Inc.	303,139
11,401	Alder Biopharmaceuticals, Inc.	122,561
6,742	BeiGene Ltd. ADR	475,244
12,922	Coherus Biosciences, Inc.	168,632
8,816	Jounce Therapeutics, Inc.	113,814
5,674	Neurocrine Biosciences, Inc.	272,522
7,421	Ultragenyx Pharmaceutical, Inc.	492,161

		2,237,005

Building Products – 0.8%
10,041	Patrick Industries, Inc.*	764,120
6,746	Universal Forest Products, Inc.	565,652

		1,329,772

Capital Markets – 1.0%
2,924	Diamond Hill Investment Group, Inc.	577,490
21,246	Stifel Financial Corp.*	1,080,359

		1,657,849

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.7%
11,048	Balchem Corp.	$ 857,325
3,685	Cabot Corp.	200,206
13,439	Ferro Corp.*	258,566
8,486	Minerals Technologies, Inc.	600,809
11,003	Olin Corp.	324,368
2,417	PolyOne Corp.	88,414
20,877	Valvoline, Inc.	473,282

		2,802,970

Commercial Services & Supplies – 3.2%
13,188	ABM Industries, Inc.	588,449
26,119	ACCO Brands Corp.*	304,286
19,986	Healthcare Services Group, Inc.	1,044,268
9,691	KAR Auction Services, Inc.	407,410
17,610	Tetra Tech, Inc.	835,594
30,871	Waste Connections, Inc.	2,005,998

		5,186,005

Communications Equipment* – 0.3%
10,366	NETGEAR, Inc.	496,531

Construction & Engineering – 0.7%
23,955	Aegion Corp.*	573,483
8,049	Granite Construction, Inc.	394,562
6,864	Tutor Perini Corp.*	182,582

		1,150,627

Consumer Finance – 4.6%
5,673	Credit Acceptance Corp.*	1,413,144
15,093	FirstCash, Inc.	877,658
40,351	Navient Corp.	595,177
20,578	Nelnet, Inc. Class A	1,010,174
49,855	PRA Group, Inc.*	1,954,316
158,185	SLM Corp.*	1,752,690

		7,603,159

Containers & Packaging – 0.8%
97,592	Graphic Packaging Holding Co.	1,287,238

Distributors – 0.6%
24,643	Core-Mark Holding Co., Inc.	903,659

Diversified Consumer Services* – 0.9%
19,186	Bright Horizons Family Solutions, Inc.	1,515,886

Diversified Telecommunication Services – 0.9%
36,354	Cogent Communications Holdings, Inc.	1,517,779

Electric Utilities – 0.1%
4,797	Portland General Electric Co.	214,378

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 1.4%
31,918	EnerSys	$ 2,306,714

Electronic Equipment, Instruments & Components – 3.2%
5,315	Anixter International, Inc.*	418,556
13,988	Belden, Inc.	1,006,297
5,092	Coherent, Inc.*	1,349,380
5,542	ePlus, Inc.*	448,348
16,935	Insight Enterprises, Inc.*	686,206
10,820	OSI Systems, Inc.*	865,276
4,320	SYNNEX Corp.	513,734

		5,287,797

Energy Equipment & Services – 0.3%
30,195	Bristow Group, Inc.	222,537
5,909	Dril-Quip, Inc.*	263,542

		486,079

Equity Real Estate Investment Trusts (REITs) – 0.2%
19,771	Chatham Lodging Trust	408,864

Food & Staples Retailing – 0.6%
5,817	Casey’s General Stores, Inc.	620,965
4,878	PriceSmart, Inc.	410,971

		1,031,936

Food Products* – 0.6%
10,744	TreeHouse Foods, Inc.	911,414

Health Care Equipment & Supplies* – 1.6%
1,455	IDEXX Laboratories, Inc.	242,199
14,524	Integra LifeSciences Holdings Corp.	721,262
21,955	Neogen Corp.	1,446,176
23,327	Novadaq Technologies, Inc.	273,392

		2,683,029

Health Care Providers & Services – 3.1%
29,637	AMN Healthcare Services, Inc.*	1,093,605
5,255	Chemed Corp.	1,037,863
3,416	Henry Schein, Inc.*	622,429
10,673	LifePoint Health, Inc.*	633,976
17,045	Owens & Minor, Inc.	549,360
23,506	PharMerica Corp.*	591,176
31,254	Select Medical Holdings Corp.*	506,315

		5,034,724

Health Care Technology* – 0.9%
19,615	Cotiviti Holdings, Inc.	844,426
8,821	Medidata Solutions, Inc.	677,541

		1,521,967

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.8%
39,367	Carrols Restaurant Group, Inc.*	$ 480,277
67,631	ClubCorp Holdings, Inc.	1,146,346
41,611	Lindblad Expeditions Holdings, Inc.*	416,526
8,644	Papa John’s International, Inc.	616,577
13,132	The Habit Restaurants, Inc. Class A*	216,021

		2,875,747

Household Durables – 1.0%
6,297	Helen of Troy Ltd.*	634,423
7,672	Installed Building Products, Inc.*	412,754
13,120	La-Z-Boy, Inc.	443,456
3,654	Tempur Sealy International, Inc.*	210,726

		1,701,359

Insurance – 4.9%
10,495	AMERISAFE, Inc.	606,086
28,244	Assured Guaranty Ltd.	1,271,263
13,064	First American Financial Corp.	632,428
11,161	Global Indemnity Ltd.*	432,600
4,007	Infinity Property & Casualty Corp.	400,900
71,348	Maiden Holdings Ltd.	791,963
50,357	National General Holdings Corp.	1,068,072
18,075	RLI Corp.	1,049,435
3,339	Safety Insurance Group, Inc.	236,902
13,197	The Hanover Insurance Group, Inc.	1,251,867
5,767	The Navigators Group, Inc.	328,719

		8,070,235

Internet & Direct Marketing Retail* – 1.8%
14,102	FTD Cos., Inc.	277,105
4,741	Liberty Expedia Holdings, Inc. Class A	270,474
109,612	Liberty TripAdvisor Holdings, Inc. Class A	1,287,941
12,552	Liberty Ventures Series A	760,400
9,611	MakeMyTrip Ltd.	312,838

		2,908,758

Internet Software & Services* – 1.4%
9,642	2U, Inc.	498,974
7,626	Cars.com, Inc.	185,312
16,309	Envestnet, Inc.	636,866
28,331	Mimecast Ltd.	794,968
1,435	Nutanix, Inc. Class A	30,487
4,018	SPS Commerce, Inc.	232,240

		2,378,847

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 5.2%
28,791	Acxiom Corp.*	$ 776,493
9,225	Booz Allen Hamilton Holding Corp.	316,417
15,273	Broadridge Financial Solutions, Inc.	1,158,610
8,840	Convergys Corp.	211,895
8,734	CoreLogic, Inc.*	397,834
35,700	Genpact Ltd.	1,035,300
23,750	MAXIMUS, Inc.	1,433,550
29,141	Sykes Enterprises, Inc.*	990,794
21,743	TeleTech Holdings, Inc.	908,857
12,517	WEX, Inc.*	1,360,348

		8,590,098

Leisure Products* – 0.1%
27,908	Black Diamond, Inc.	181,402

Life Sciences Tools & Services* – 2.3%
14,282	Charles River Laboratories International, Inc.	1,402,493
9,052	ICON PLC	950,007
16,829	PAREXEL International Corp.	1,472,874

		3,825,374

Machinery – 3.2%
4,565	Alamo Group, Inc.	424,591
9,335	Colfax Corp.*	385,349
16,742	ESCO Technologies, Inc.	1,032,981
16,153	Gardner Denver Holdings, Inc.*	370,873
10,130	Hillenbrand, Inc.	364,680
6,676	IDEX Corp.	778,021
8,994	John Bean Technologies Corp.	831,045
14,766	Woodward, Inc.	1,032,734

		5,220,274

Media – 1.6%
6,529	AMC Networks, Inc. Class A*	417,530
77,521	Global Eagle Entertainment, Inc.*	244,966
17,955	Liberty Media Corp.-Liberty Formula One Class A*	605,981
7,689	Scholastic Corp.	318,555
4,713	The Madison Square Garden Co. Class A*	1,035,541

		2,622,573

Metals & Mining – 0.6%
58,064	Ferroglobe PLC	742,058
52,699	Ferroglobe Representation & Warranty Insurance Trust	—
35,082	SunCoke Energy, Inc.*	313,984

		1,056,042

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 2.9%
43,466	Anworth Mortgage Asset Corp.	$ 261,665
36,606	Ares Commercial Real Estate Corp.	468,557
15,287	Blackstone Mortgage Trust, Inc. Class A	471,910
104,963	CYS Investments, Inc.	893,235
97,540	MFA Financial, Inc.	828,115
9,974	MTGE Investment Corp.	185,516
20,033	Starwood Property Trust, Inc.	441,527
114,546	Two Harbors Investment Corp.	1,132,860

		4,683,385

Oil, Gas & Consumable Fuels – 2.2%
11,752	Gulfport Energy Corp.*	148,310
35,668	Jagged Peak Energy, Inc.*	505,059
78,885	Kosmos Energy Ltd.*	520,641
23,228	RSP Permian, Inc.*	798,114
25,078	WildHorse Resource Development Corp.*	331,531
43,025	World Fuel Services Corp.	1,391,429

		3,695,084

Paper & Forest Products – 0.7%
9,049	Neenah Paper, Inc.	723,015
12,029	Schweitzer-Mauduit International, Inc.	462,154

		1,185,169

Personal Products – 0.2%
6,221	Nu Skin Enterprises, Inc. Class A	394,163

Pharmaceuticals* – 0.8%
36,026	Catalent, Inc.	1,250,102

Professional Services – 4.3%
14,309	Exponent, Inc.	932,947
12,025	FTI Consulting, Inc.*	394,540
13,710	GP Strategies Corp.*	392,791
13,855	Heidrick & Struggles International, Inc.	250,776
11,294	Insperity, Inc.	852,697
10,744	Korn/Ferry International	359,387
26,051	Navigant Consulting, Inc.*	441,043
30,624	On Assignment, Inc.*	1,508,232
35,333	RPX Corp.*	483,002
19,340	WageWorks, Inc.*	1,260,968
6,969	Willdan Group, Inc.*	234,228

		7,110,611

Real Estate Management & Development – 1.7%
13,826	Colliers International Group, Inc.	744,530
18,364	FirstService Corp.	1,183,376
3,677	Jones Lang LaSalle, Inc.	467,788

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
7,294	RE/MAX Holdings, Inc. Class A	$ 424,146

		2,819,840

Road & Rail – 0.7%
4,708	Genesee & Wyoming, Inc. Class A*	306,773
22,075	Knight Transportation, Inc.	786,974

		1,093,747

Semiconductors & Semiconductor Equipment – 2.3%
36,914	Brooks Automation, Inc.	906,608
18,088	Cavium, Inc.*	1,120,371
5,417	First Solar, Inc.*	267,112
21,577	MACOM Technology Solutions Holdings, Inc.*	1,306,487
5,934	Teradyne, Inc.	205,257

		3,805,835

Software – 4.7%
3,350	Appian Corp.*	65,526
12,757	Aspen Technology, Inc.*	725,491
12,757	Blackbaud, Inc.	1,177,982
32,225	BroadSoft, Inc.*	1,419,511
5,537	Fair Isaac Corp.	789,299
8,754	Guidewire Software, Inc.*	631,689
5,213	Monotype Imaging Holdings, Inc.	98,265
4,896	Open Text Corp.	164,016
4,107	Paylocity Holding Corp.*	186,745
3,184	Proofpoint, Inc.*	271,404
11,559	RealPage, Inc.*	447,911
3,091	The Ultimate Software Group, Inc.*	697,670
5,768	Tyler Technologies, Inc.*	991,000

		7,666,509

Specialty Retail – 3.2%
19,767	Camping World Holdings, Inc. Class A	631,753
9,896	Carvana Co.*	193,170
8,622	Dick’s Sporting Goods, Inc.	321,946
3,073	Group 1 Automotive, Inc.	182,997
24,657	Lithia Motors, Inc. Class A	2,545,835
72,005	Office Depot, Inc.	422,670
34,728	Tailored Brands, Inc.	435,489
36,346	The Finish Line, Inc. Class A	500,121

		5,233,981

Technology Hardware, Storage & Peripherals* – 0.2%
5,820	Electronics For Imaging, Inc.	282,736

Textiles, Apparel & Luxury Goods* – 0.9%
26,682	Skechers U.S.A., Inc. Class A	749,497
19,195	Steven Madden Ltd.	786,995

		1,536,492

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 2.5%
24,377	Essent Group Ltd.*	$ 936,564
66,729	Radian Group, Inc.	1,162,419
21,770	Walker & Dunlop, Inc.*	1,093,942
26,070	Washington Federal, Inc.	872,042

		4,064,967

Tobacco – 0.3%
7,363	Universal Corp.	470,864

Trading Companies & Distributors – 2.5%
46,996	Air Lease Corp.	1,860,102
24,535	BMC Stock Holdings, Inc.*	539,770
12,542	SiteOne Landscape Supply, Inc.*	658,455
20,381	WESCO International, Inc.*	1,044,526

		4,102,853

TOTAL COMMON STOCKS (Cost $130,535,174)		$155,355,536

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.7%
Repurchase Agreements – 4.7%
Joint Repurchase Agreement Account II
$7,700,000	1.052%	08/01/17	$ 7,700,000
(Cost $7,700,000)

TOTAL INVESTMENTS – 99.2% (Cost $138,235,174)			$163,055,536

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,351,332

NET ASSETS – 100.0%			$164,406,868

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$138,383,155

Gross unrealized gain	28,438,335
Gross unrealized loss	(3,765,954)

Net unrealized security gain	$24,672,381

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2017:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$25,518,176	$69,937,096	$—
Australia and Oceania	—	9,296,440	—
Europe	23,542,641	211,632,585	—
North America	23,499,434	2,996,096	—
South America	3,440,306	—	—
Short-term Investments	—	17,300,000	—
Total	$76,000,557	$311,162,217	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$862	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,616,498	$3,673,071	$—
North America	128,132,374	—	—
Short-term Investments	—	9,100,000	—
Total	$134,748,872	$12,773,071	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$11,081	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(251,934)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$788,082	$—	$—
Europe	1,692,065	—	—
North America	152,875,389	—	—
Short-term Investments	—	7,700,000	—
Total	$155,355,536	$7,700,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equitiy securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2017, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager International Equity	$17,300,000	$17,300,505	$17,646,165
Multi-Manger U.S. Dynamic Equity	9,100,000	9,100,266	9,282,087
Multi-Manager U.S. Small Cap Equity	7,700,000	7,700,225	7,854,073

REPURCHASE AGREEMENTS — At July 31, 2017, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Multi- Manager International Equity	Multi- Manager U.S. Dynamic Equity	Multi- Manager U.S. Small Cap Equity
Citigroup Global Markets, Inc.	1.060%	$2,621,287	$1,378,827	$1,166,700
Merrill Lynch & Co., Inc.	1.050	14,678,713	7,721,173	6,533,300
TOTAL		$17,300,000	$9,100,000	$7,700,000

At July 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates		Maturity Dates
Federal Farm Credit Banks	2.140% to 3.24	0%	06/09/26 to 01/10/30
Federal Home Loan Banks	1.000 to 3.650		09/27/17 to 02/22/41
Federal Home Loan Mortgage Corp.	3.000 to 10.500		08/01/18 to 07/01/48
Government National Mortgage Association	2.500 to 5.000		07/20/32 to 06/20/47
United States Treasury Notes	1.625		11/15/22
United States Treasury Strip Coupons	0.000		02/15/19 to 02/15/47

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager U.S. Dynamic Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Australia – 5.0%
242,351	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 3,930,067
157,669	Macquarie Group Ltd. (Capital Markets)	10,824,517

		14,754,584

Belgium – 2.2%
78,368	KBC Group NV (Banks)	6,478,998

Brazil – 1.5%
690,088	B3 SA - Brasil Bolsa Balcao (Capital Markets)	4,534,418

China – 7.7%
32,767	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	5,077,247
88,450	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	3,995,287
349,575	Tencent Holdings Ltd. (Internet Software & Services)	13,952,923

		23,025,457

Denmark – 2.9%
31,513	Coloplast A/S Class B (Health Care Equipment & Supplies)	2,707,240
137,135	Novo Nordisk A/S Class B (Pharmaceuticals)	5,832,271

		8,539,511

France – 8.9%
107,337	BNP Paribas SA (Banks)	8,318,151
43,682	Essilor International SA (Health Care Equipment & Supplies)	5,530,431
5,558	Hermes International (Textiles, Apparel & Luxury Goods)	2,815,208
40,450	Safran SA (Aerospace & Defense)	3,827,001
66,398	Vinci SA (Construction & Engineering)	5,945,700

		26,436,491

Germany – 10.5%
40,700	Bayer AG (Pharmaceuticals)	5,155,110
66,169	Daimler AG (Automobiles)	4,636,116
111,595	Deutsche Boerse AG (Capital Markets)	11,652,437
59,365	SAP SE ADR (Software)	6,283,785
26,821	Siemens AG (Industrial Conglomerates)	3,639,652

		31,367,100

Shares	Description	Value
Common Stocks – (continued)
India – 1.7%
53,244	HDFC Bank Ltd. ADR (Banks)	$ 5,152,954

Indonesia – 1.8%
3,890,979	Bank Central Asia Tbk PT (Banks)	5,463,116

Italy – 1.2%
618,544	Enel SpA (Electric Utilities)	3,528,358

Japan – 4.2%
88,927	SoftBank Group Corp. (Wireless Telecommunication Services)	7,167,297
126,568	Tokio Marine Holdings, Inc. (Insurance)	5,322,596

		12,489,893

Netherlands – 1.0%
27,955	Heineken NV (Beverages)	2,917,081

Russia – 3.5%
1,879,653	Alrosa PJSC (Metals & Mining)	2,631,104
2,770,049	Sberbank of Russia PJSC* (Banks)	7,630,178

		10,261,282

South Korea – 4.6%
7,311	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	7,881,195
1,596	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,432,164
2,431	Samsung Electronics Co. Ltd. GDR* (Technology Hardware, Storage & Peripherals)	2,620,618

		13,933,977

Spain – 3.9%
335,421	Banco Santander SA (Banks)	2,283,602
409,644	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	9,213,863

		11,497,465

Sweden – 1.5%
343,525	Nordea Bank AB (Banks)	4,334,556

Switzerland – 9.5%
25	Chocoladefabriken Lindt & Spruengli AG (Food Products)	1,703,821
31,941	Novartis AG (Pharmaceuticals)	2,720,661

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
29,084	Roche Holding AG (Pharmaceuticals)	$ 7,363,175
1,368	Sika AG (Chemicals)	9,427,239
396,040	UBS Group AG* (Capital Markets)	6,887,320

		28,102,216

United Kingdom – 9.3%
40,883	Aon PLC (Insurance)	5,648,804
39,568	AstraZeneca PLC (Pharmaceuticals)	2,358,373
135,371	British American Tobacco PLC (Tobacco)	8,420,853
89,315	London Stock Exchange Group PLC (Capital Markets)	4,421,705
87,709	Rio Tinto PLC ADR (Metals & Mining)	4,155,653
97,599	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	2,780,372

		27,785,760

United States – 15.2%
22,641	Allergan PLC (Pharmaceuticals)	5,713,004
3,501	Alphabet, Inc. Class A* (Internet Software & Services)	3,310,195
6,820	Alphabet, Inc. Class C* (Internet Software & Services)	6,346,010
70,002	Facebook, Inc. Class A* (Internet Software & Services)	11,847,838
32,729	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,218,966
20,562	MasterCard, Inc. Class A (IT Services)	2,627,824
28,817	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,683,051
54,235	Visa, Inc. Class A (IT Services)	5,399,637

		45,146,525

TOTAL COMMON STOCKS (Cost $267,288,597)		$285,749,742

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
100	0.895%	$ 100
(Cost $100)

TOTAL INVESTMENTS – 96.1% (Cost $267,288,697)		$285,749,842

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		11,548,698

NET ASSETS – 100.0%		$297,298,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,213,863, which represents approximately 3.1% of net assets as of July 31, 2017.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(c)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust	JPY	69,544,405	USD	629,074	$630,870	08/02/17	$1,795

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$267,288,697

Gross unrealized gain	20,454,181
Gross unrealized loss	(1,993,036)

Net unrealized security gain	$18,461,145

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$14,225,488	$45,839,909	$—
Australia and Oceania	—	14,754,584	—
Europe	16,088,242	145,160,576	—
North America	45,146,525	—	—
South America	4,534,418	—	—
Investment Company	100	—	—
Total	$79,994,773	$205,755,069	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,795	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund], to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 5.5%
Aerospace & Defense(a) – 0.1%
Bombardier, Inc.
$209,000	7.750%		03/15/20	$ 227,810
100,000	5.750		03/15/22	101,250
150,000	6.125		01/15/23	152,813
489,000	7.500	(b)	03/15/25	518,340

				1,000,213

Banks(b)(c) – 0.1%
Citigroup, Inc.
975,000	6.250		12/29/49	1,093,219
JPMorgan Chase & Co.
305,000	5.150		12/29/49	316,819
200,000	6.000		12/31/49	217,000

				1,627,038

Chemicals(b) – 0.4%
Alpha 3 BV/Alpha US Bidco, Inc.(a)
625,000	6.250		02/01/25	643,750
Aruba Investments, Inc.(a)
310,000	8.750		02/15/23	317,750
Blue Cube Spinco, Inc.
520,000	9.750		10/15/23	634,400
Cornerstone Chemical Co.(a)
529,000	9.375		03/15/18	532,967
Hexion, Inc.
570,000	6.625		04/15/20	535,800
Rain CII Carbon LLC/CII Carbon Corp.(a)
845,000	7.250		04/01/25	878,800
TPC Group, Inc.(a)
890,000	8.750		12/15/20	836,600

				4,380,067

Commercial Services(a)(b) – 0.2%
AMN Healthcare, Inc.
425,000	5.125		10/01/24	436,688
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,185,000	9.250		05/15/23	1,322,756

				1,759,444

Consumer Cyclical Services(b) – 0.2%
Cenveo Corp.(a)
790,000	6.000		08/01/19	677,425
1,315,000	8.500		09/15/22	784,069
Monitronics International, Inc.
880,000	9.125		04/01/20	821,700

				2,283,194

Diversified Financial Services – 0.2%
CNG Holdings, Inc.(a)(b)
630,000	9.375		05/15/20	563,850
Credit Acceptance Corp.(b)
580,000	6.125		02/15/21	594,500
Springleaf Finance Corp.
800,000	7.750		10/01/21	895,000

				2,053,350

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy(b) – 0.1%
Parker Drilling Co.
$695,000	6.750%		07/15/22	$ 536,888
Seventy Seven Energy, Inc.(d)
205,000	6.500		07/15/22	—
Weatherford International Ltd.
450,000	5.950		04/15/42	378,000

				914,888

Energy - Exploration & Production – 0.3%
California Resources Corp.(b)
7,500	5.000		01/15/20	4,894
24,000	5.500		09/15/21	13,740
575,000	8.000	(a)	12/15/22	366,562
7,500	6.000		11/15/24	3,863
CONSOL Energy, Inc.(b)
603,000	5.875		04/15/22	603,000
451,000	8.000		04/01/23	477,496
Jupiter Resources, Inc.(a)(b)
875,000	8.500		10/01/22	625,625
MEG Energy Corp.(a)(b)
400,000	6.500		01/15/25	385,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(b)(d)
100,000	10.000		06/01/20	—
951,000	10.750		10/01/20	—
245,000	9.250		06/01/21	—
Peabody Energy Corp.(d)
95,000	6.250		11/15/21	—
Rice Energy, Inc.(b)
150,000	6.250		05/01/22	156,750
SandRidge Energy, Inc.(b)(d)
885,000	7.500		02/15/23	—
Ultra Resources, Inc.(a)(b)
540,000	6.875		04/15/22	554,850

				3,191,780

Energy - Services – 0.2%
Ensco PLC(b)
350,000	5.750		10/01/44	232,750
Pride International LLC
145,000	7.875		08/15/40	119,625
Rowan Cos., Inc.(b)
170,000	5.400		12/01/42	124,100
1,085,000	5.850		01/15/44	830,025
Transocean, Inc.(b)
750,000	5.550		10/15/22	708,750

				2,015,250

Entertainment & Leisure(a)(b) – 0.1%
Guitar Center, Inc.
2,199,000	9.625		04/15/20	1,275,420

Finance – 0.1%
Navient Corp.
335,000	6.625		07/26/21	360,431
420,000	7.250		09/25/23	459,240
355,000	6.750		06/25/25	372,941
Walter Investment Management Corp.
352,000	4.500		11/01/19	123,200

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
Walter Investment Management Corp. – (continued)
	$340,000	7.875	%(b)	12/15/21	$ 192,100

					1,507,912

Gaming(a)(b) – 0.2%
Inn of the Mountain Gods Resort & Casino(e)
	745,000	9.250		11/30/20	681,675
Jacobs Entertainment, Inc.
	955,000	7.875		02/01/24	1,038,562
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
	245,000	5.875		05/15/25	243,775

					1,964,012

Health Care - Medical Products(a)(b) – 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
	555,000	6.625		05/15/22	542,513

Health Care - Pharmaceuticals(a)(b) – 0.2%
Valeant Pharmaceuticals International, Inc.
	1,685,000	7.500		07/15/21	1,638,662
	35,000	6.750		08/15/21	33,163
	135,000	5.875		05/15/23	116,437

					1,788,262

Health Care - Services – 0.3%
HCA, Inc.
	1,055,000	5.875		05/01/23	1,149,950
Kindred Healthcare, Inc.
	275,000	8.000		01/15/20	279,125
	875,000	6.375	(b)	04/15/22	813,750
Select Medical Corp.(b)
	570,000	6.375		06/01/21	587,100
Tenet Healthcare Corp.
	300,000	7.500	(a)(b)	01/01/22	324,750
	500,000	8.125		04/01/22	536,250

					3,690,925

Home Construction(b) – 0.1%
Century Communities, Inc.
	560,000	6.875		05/15/22	588,000

Insurance(a) – 0.0%
MGIC Investment Corp.
	260,000	9.000		04/01/63	348,725

Internet(a)(b)(c) – 0.0%
United Group BV
EUR	320,000	4.046		07/01/23	382,131

Lodging(a)(b) – 0.0%
Diamond Resorts International, Inc.
	$150,000	10.750		09/01/24	162,750

Machinery – 0.2%
Boart Longyear Management Pty Ltd.(a)
	1,400,000	10.000		10/01/18	1,064,000
	325,000	7.000	(b)	04/01/21	55,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – (continued)
Xerium Technologies, Inc.(b)
$765,000	9.500%		08/15/21	$ 810,900

				1,930,150

Media - Broadcasting & Radio(b) – 0.1%
Cumulus Media Holdings, Inc.
1,350,000	7.750		05/01/19	384,750
iHeartCommunications, Inc.
490,000	9.000		12/15/19	396,900
1,501,345	14.000	(f)	02/01/21	360,323
365,000	9.000		03/01/21	272,837
1,316,481	12.000		08/01/21	—

				1,414,810

Media - Cable – 0.2%
CSC Holdings LLC(a)(b)
110,000	10.125		01/15/23	127,738
335,000	10.875		10/15/25	417,912
DISH DBS Corp.
720,000	5.000		03/15/23	747,000
SFR Group SA(a)(b)
605,000	7.375		05/01/26	655,669
Ziggo Secured Finance BV(a)(b)
555,000	5.500		01/15/27	573,037

				2,521,356

Media - Non Cable(b) – 0.4%
Liberty Interactive LLC
2,017,301	4.000		11/15/29	1,371,765
502,768	3.750		02/15/30	343,139
The McClatchy Co.
785,000	9.000		12/15/22	809,531
Urban One, Inc.(a)
1,615,000	9.250		02/15/20	1,582,700
615,000	7.375		04/15/22	637,294

				4,744,429

Metals & Mining – 0.2%
Allegheny Technologies, Inc.(b)
470,000	7.875		08/15/23	495,850
First Quantum Minerals Ltd.(a)(b)
440,000	7.250		04/01/23	453,200
Freeport-McMoRan, Inc.(b)
970,000	5.450		03/15/43	891,187
Glencore Funding LLC(a)
100,000	2.875		04/16/20	101,006

				1,941,243

Printing – 0.0%
RR Donnelley & Sons Co.
565,000	6.000		04/01/24	548,050

Retailers – 0.3%
Claire’s Stores, Inc.(b)
338,000	8.875		03/15/19	33,800

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – (continued)
New Albertson’s, Inc.
$310,000	7.450%		08/01/29	$ 286,750
365,000	8.700		05/01/30	355,875
395,000	8.000		05/01/31	369,325
New Albertsons, Inc.
335,000	7.750		06/15/26	327,463
Rite Aid Corp.
430,000	6.125	(a)(b)	04/01/23	426,775
340,000	7.700		02/15/27	336,600
490,000	6.875	(a)	12/15/28	455,700
SUPERVALU, Inc.(b)
370,000	6.750		06/01/21	367,225
The Bon-Ton Department Stores, Inc.(b)
1,330,000	8.000		06/15/21	532,000
Yum! Brands, Inc.
5,000	6.875		11/15/37	5,431

				3,496,944

Technology - Hardware(a)(b) – 0.2%
Dell International LLC/EMC Corp.
285,000	7.125		06/15/24	316,706
375,000	8.100		07/15/36	472,839
600,000	8.350		07/15/46	783,624
Plantronics, Inc.
765,000	5.500		05/31/23	800,381

				2,373,550

Technology - Software/Services(a)(b) – 0.3%
Cengage Learning, Inc.
775,000	9.500		06/15/24	670,375
Global A&T Electronics Ltd.
1,530,000	10.000		02/01/19	1,111,162
Rackspace Hosting, Inc.
520,000	8.625		11/15/24	561,600
Unisys Corp.
875,000	10.750		04/15/22	971,250

				3,314,387

Telecommunications - Cellular(b) – 0.1%
Altice Finco SA(a)
140,000	8.125		01/15/24	151,900
T-Mobile USA, Inc.
520,000	6.000		04/15/24	559,000

				710,900

Telecommunications - Satellites(b) – 0.0%
Intelsat Jackson Holdings SA
455,000	7.250		10/15/20	436,800
Intelsat Luxembourg SA
175,000	7.750		06/01/21	111,563

				548,363

Textile & Apparel(a) – 0.1%
Nine West Holdings, Inc.
2,335,000	8.250		03/15/19	560,400

Transportation – 0.2%
Algeco Scotsman Global Finance PLC(a)(b)
820,000	8.500		10/15/18	792,325

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
BCD Acquisition, Inc.(a)(b)
$500,000	9.625%		09/15/23	$ 550,000
Navistar International Corp.
159,000	4.500		10/15/18	159,994
242,500	4.750		04/15/19	243,106
904,000	8.250	(b)	11/01/21	913,040

				2,658,465

Utilities - Electric(d) – 0.1%
GenOn Americas Generation LLC
550,000	8.500		10/01/21	501,875
495,000	9.125		05/01/31	447,975
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a)(b)
3,500,000	11.500		10/01/20	—

				949,850

Wireless Telecommunications – 0.2%
Altice Financing SA(a)(b)
400,000	7.500		05/15/26	443,000
Digicel Group Ltd.(a)(b)
565,000	7.125		04/01/22	502,144
Digicel Ltd.(a)(b)
410,000	6.000		04/15/21	397,187
400,000	6.750		03/01/23	379,946
Sprint Corp.
180,000	7.875		09/15/23	203,850
265,000	7.125		06/15/24	291,500

				2,217,627

Wirelines Telecommunications – 0.1%
CenturyLink, Inc.
305,000	6.750		12/01/23	324,825
198,000	5.625	(b)	04/01/25	195,277
Embarq Corp.
290,000	7.995		06/01/36	294,569

				814,671

TOTAL CORPORATE OBLIGATIONS (Cost $63,475,029)				$ 62,221,069

Shares	Description	Value
Common Stocks – 20.0%
Aerospace & Defense – 0.7%
40,844	Airbus SE	$ 3,412,785
56,440	Arconic, Inc.	1,399,148
19,500	BWX Technologies, Inc.(g)	1,027,260
138,670	Meggitt PLC	920,389
14,840	United Technologies Corp. (g)	1,759,579

		8,519,161

Air Freight & Logistics – 0.3%
19,116	FedEx Corp.	3,976,702

Auto Components – 0.5%
10,375	Adient PLC	679,251
63,700	Bridgestone Corp.	2,679,954
37,965	Hankook Tire Co. Ltd.	2,121,594

		5,480,799

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – 1.9%
15,275	Banc of California, Inc.	$ 313,901
230,194	Bank of America Corp.(g)	5,552,279
27,255	Bank of the Ozarks, Inc.	1,176,053
6,445	Berkshire Hills Bancorp, Inc.	239,432
12,145	Boston Private Financial Holdings, Inc.	186,426
24,850	Brookline Bancorp, Inc.	369,023
57,813	CIT Group, Inc.	2,754,789
25,460	Citigroup, Inc.(g)	1,742,737
49,137	Citizens Financial Group, Inc.(g)	1,723,726
19,500	CoBiz Financial, Inc.	343,200
15,100	Fidelity Southern Corp.	318,006
6,670	First Bancorp	208,771
6,665	First Busey Corp.	194,885
14,900	Green Bancorp, Inc.*	334,505
12,530	Horizon Bancorp	330,416
6,310	Independent Bank Group, Inc.	380,809
40,882	JPMorgan Chase & Co.	3,752,968
20,390	Lakeland Bancorp, Inc.	394,546
6,840	Pacific Premier Bancorp, Inc.*	245,556
15,220	Sterling Bancorp	351,582
10,090	Towne Bank	315,817
9,164	Western Alliance Bancorp*	461,682

		21,691,109

Beverages – 0.2%
13,917	Constellation Brands, Inc. Class A	2,690,852

Biotechnology – 0.1%
4,594	Shire PLC ADR	769,679

Building Products – 0.0%
8,428	Fortune Brands Home & Security, Inc.	553,467

Capital Markets – 0.9%
7,080	Affiliated Managers Group, Inc.	1,315,677
29,484	Apollo Global Management LLC Class A	828,500
180,300	CF Corp. Class A*	1,950,846
61,030	Intercontinental Exchange, Inc.(g)	4,071,311
13,600	Legg Mason, Inc.	544,136
15,440	LPL Financial Holdings, Inc.	706,534
58,480	OM Asset Management PLC	881,294

		10,298,298

Chemicals – 1.2%
61,318	Axalta Coating Systems Ltd.*(g)	1,931,517
12,789	FMC Corp.	976,824
22,322	PPG Industries, Inc.	2,349,390
44,948	The Chemours Co.	2,139,974
18,529	The Sherwin-Williams Co.	6,249,276

		13,646,981

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.1%
15,451	KAR Auction Services, Inc.	$ 649,560
55,726	Pitney Bowes, Inc.	877,127

		1,526,687

Communications Equipment – 0.4%
37,770	Cisco Systems, Inc.	1,187,866
64,477	Juniper Networks, Inc.	1,802,132
11,092	Palo Alto Networks, Inc.*	1,461,704

		4,451,702

Construction Materials(g) – 0.3%
24,764	Vulcan Materials Co.	3,048,944

Consumer Finance – 0.3%
64,658	Ally Financial, Inc.	1,463,857
9,100	American Express Co.	775,593
34,194	Synchrony Financial	1,036,762

		3,276,212

Containers & Packaging – 0.7%
56,605	Crown Holdings, Inc.*(g)	3,366,299
65,223	Graphic Packaging Holding Co.	860,292
33,030	Owens-Illinois, Inc.*	789,417
58,500	Sealed Air Corp.(g)	2,545,335

		7,561,343

Diversified Consumer Services(g) – 0.1%
38,388	Service Corp. International	1,333,215

Diversified Financial Services – 0.3%
7,795	Berkshire Hathaway, Inc. Class B*	1,363,891
10,570	Groupe Bruxelles Lambert SA	1,084,085
52,240	Leucadia National Corp.	1,359,807

		3,807,783

Diversified Telecommunication Services(a) – 0.1%
69,902	Cellnex Telecom SA	1,572,261

Electronic Equipment, Instruments & Components – 0.2%
18,100	FLIR Systems, Inc.	675,492
15,740	TE Connectivity Ltd.	1,265,339

		1,940,831

Energy Equipment & Services – 0.4%
18,004	Halliburton Co.	764,090
149,009	Nabors Industries Ltd.	1,148,859
47,939	National Oilwell Varco, Inc.(g)	1,568,085
219,966	Precision Drilling Corp.*	638,682

		4,119,716

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.4%
62,976	DDR Corp.	$ 641,725
35,806	Equity Commonwealth*	1,130,754
55,400	Forest City Realty Trust, Inc. Class A(g)	1,350,652
55,317	MGM Growth Properties LLC Class A	1,655,638

		4,778,769

Food & Staples Retailing – 0.1%
6,700	Costco Wholesale Corp.	1,062,017
30,220	Lenta Ltd.*(a)	181,320

		1,243,337

Health Care Equipment & Supplies – 0.7%
23,173	Becton Dickinson & Co.	4,667,042
42,042	Boston Scientific Corp.*	1,119,158
8,289	C.R. Bard, Inc.	2,657,454

		8,443,654

Health Care Providers & Services – 0.4%
7,217	Aetna, Inc.(h)	1,113,655
9,951	HCA Healthcare, Inc.*(h)	799,463
3,042	McKesson Corp.(h)	492,409
3,660	Millennium Health LLC	5,490
24,791	Universal Health Services, Inc. Class B	2,747,587

		5,158,604

Health Care Technology* – 0.0%
8,871	Cotiviti Holdings, Inc.	381,897

Hotels, Restaurants & Leisure – 0.3%
5,718	McDonald’s Corp.	887,090
84,078	MGM Resorts International(g)	2,768,689

		3,655,779

Household Durables – 0.1%
39,004	D.R. Horton, Inc.	1,392,053

Household Products – 0.1%
7,101	Spectrum Brands Holdings, Inc.	819,739

Independent Power and Renewable Electricity Producers – 0.1%
50,889	Vistra Energy Corp.	836,106

Industrial Conglomerates – 0.1%
31,090	General Electric Co.	796,215
7,110	Jardine Strategic Holdings Ltd.	289,923

		1,086,138

Shares	Description	Value
Common Stocks – (continued)
Insurance – 0.7%
40,127	American International Group, Inc.(g)(h)	$ 2,626,312
12,200	Aon PLC	1,685,674
33,280	FNF Group(g)	1,626,061
46,250	Stewart Information Services Corp.	1,817,625
3,543	Willis Towers Watson PLC(h)	527,482

		8,283,154

Internet & Direct Marketing Retail* – 0.1%
8,452	Liberty Expedia Holdings, Inc. Class A	482,187
13,373	Liberty Ventures Series A	810,136

		1,292,323

Internet Software & Services* – 0.6%
1,215	Alphabet, Inc. Class A	1,148,782
819	Alphabet, Inc. Class C	762,080
4,750	Baidu, Inc. ADR	1,075,163
65,350	Envestnet, Inc.(g)	2,551,917
12,703	IAC/InterActiveCorp.	1,329,115

		6,867,057

IT Services – 1.7%
108,252	Cognizant Technology Solutions Corp. Class A(g)	7,504,029
213,457	Conduent, Inc.*(g)	3,524,175
17,870	Convergys Corp.	428,344
67,449	CoreLogic, Inc.*(g)	3,072,302
20,849	DXC Technology Co.	1,634,145
61,419	First Data Corp. Class A*	1,146,078
8,044	Gartner, Inc.*(g)	1,032,206
20,567	Leidos Holdings, Inc.(g)	1,099,100

		19,440,379

Life Sciences Tools & Services – 0.1%
4,210	Thermo Fisher Scientific, Inc.	738,981

Media – 1.6%
3,794	Cable One, Inc.(g)	2,883,061
1,417	Charter Communications, Inc. Class A*	555,337
14,436	DISH Network Corp. Class A*	924,337
19,853	Liberty Global PLC Class A*	672,223
33,415	Liberty Global PLC LiLAC Class A*	859,434
13,354	Liberty Global PLC Series C*	437,611
27,586	Liberty Media Corp.-Liberty SiriusXM Class A*	1,272,542
38,732	Lions Gate Entertainment Corp. Class B*	1,065,517
34,436	MSG Networks, Inc. Class A*	736,930
12,161	Naspers Ltd.	2,688,242
47,010	Regal Entertainment Group Class A	894,130

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
17,470	The Madison Square Garden Co. Class A*(g)	$ 3,838,508
20,565	World Wrestling Entertainment, Inc. Class A	435,155
38,500	WPP PLC	785,161

		18,048,188

Metals & Mining – 0.1%
13,630	Alcoa Corp.*	496,132
53,835	Ferroglobe Representation & Warranty Insurance Trust	—
16,220	MMC Norilsk Nickel PJSC ADR	243,624

		739,756

Multi-Utilities – 0.4%
111,805	Engie SA	1,800,754
57,445	Innogy SE(a)	2,412,683

		4,213,437

Oil, Gas & Consumable Fuels – 0.3%
39,859	Amplify Energy Corp.*	400,982
4,931	ConocoPhillips	223,720
118	Energy & Exploration Partners, Inc.*	—
47,030	Gazprom PJSC ADR	183,887
2,636	Linn Energy, Inc.*	92,656
5,390	LUKOIL PJSC ADR	251,148
2,300	Occidental Petroleum Corp.	142,439
9,486	Parsley Energy, Inc. Class A*	277,750
21,170	Rosneft Oil Co. PJSC GDR	108,602
2,009	SandRidge Energy, Inc.*	38,794
145,730	Surgutneftegas OJSC	70,196
8,694	TransCanada, Corp.	444,437
22,766	Western Gas Partners LP	1,182,238

		3,416,849

Personal Products – 0.1%
6,872	The Estee Lauder Cos., Inc. Class A	680,260
6,510	Unilever NV	379,387

		1,059,647

Pharmaceuticals – 0.2%
2,995	Allergan PLC(h)	755,728
21,550	Mylan NV*	840,235
34,740	Ono Pharmaceutical Co. Ltd.	759,963

		2,355,926

Real Estate Management & Development* – 0.0%
3,984	Marcus & Millichap, Inc.	101,990

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.4%
12,350	Canadian Pacific Railway Ltd.(g)	$ 1,931,170
8,807	CSX Corp.	434,537
16,738	Union Pacific Corp.	1,723,344

		4,089,051

Semiconductors & Semiconductor Equipment – 0.1%
11,130	Analog Devices, Inc.	879,381
1,646	MModal, Inc.	37,299
8,060	QUALCOMM, Inc.	428,712

		1,345,392

Software – 0.8%
19,710	Microsoft Corp.(g)	1,432,917
156,170	Nuance Communications, Inc.*	2,701,741
66,327	Oracle Corp.(g)	3,311,707
6,035	PTC, Inc.*	333,072
22,961	Verint Systems, Inc.*	910,403

		8,689,840

Specialty Retail – 0.3%
23,345	CarMax, Inc.*	1,546,606
16,297	Foot Locker, Inc.	769,056
4,102	The Home Depot, Inc.	613,659

		2,929,321

Technology Hardware, Storage & Peripherals – 0.5%
73,866	NetApp, Inc.	3,207,262
25,229	Western Digital Corp.	2,147,492

		5,354,754

Thrifts & Mortgage Finance – 0.1%
10,040	OceanFirst Financial Corp.	271,883
19,370	United Financial Bancorp, Inc.	350,404

		622,287

Trading Companies & Distributors* – 0.1%
132,621	Nexeo Solutions, Inc.	1,104,733

Transportation Infrastructure(g) – 0.6%
87,983	Macquarie Infrastructure Corp.	6,669,991

Wireless Telecommunication Services – 0.2%
61,689	PLAY Communications SA*(a)	631,344
474,805	VEON Ltd. ADR	1,941,952

		2,573,296

TOTAL COMMON STOCKS (Cost $196,160,263)		$ 227,998,170

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – 3.0%
Aerospace – 0.0%
Doncasters US Finance LLC
$24,933	4.500%	04/09/20	$ 23,659

Automotive - Parts – 0.1%
Gates Global LLC
702,615	4.546	04/01/24	707,554

Building Materials – 0.1%
Forterra Finance LLC
118,771	4.000	10/25/23	113,970
Preferred Proppants LLC
889,265	8.984	07/27/20	800,339
Quikrete Holdings, Inc.
425,432	3.984	11/15/23	426,785

			1,341,094

Chemicals – 0.1%
AgroFresh, Inc.
918,250	6.046	07/31/21	909,646

Commercial Services & Supplies – 0.0%
Fort Dearborn Co.
367,341	5.299	10/19/23	368,260

Consumer Cyclical Services – 0.1%
Monitronics International, Inc.
651,114	6.796	09/30/22	658,166

Consumer Products - Household & Leisure – 0.1%
Calceus Acquisition, Inc.
438,079	5.240	01/31/20	400,023
Libbey Glass, Inc.
43,408	3.750	04/09/21	39,338
Revlon Consumer Products Corp.
567,923	4.734	09/07/23	512,233

			951,594

Energy – 0.1%
Drillships Ocean Ventures, Inc.
1	7.750	07/25/21	1
KCA Deutag US Finance LLC
758,433	6.922	05/15/20	710,083

			710,084

Energy - Exploration & Production – 0.0%
Energy & Exploration Partners, Inc.
93,145	0.000	11/12/21	89,419
48,060	0.000	05/13/22	14,418

			103,837

Finance – 0.1%
Quality Care Properties, Inc.
685,654	6.484	10/31/22	686,511

Gaming – 0.2%
Affinity Gaming LLC
599,954	9.484	09/14/24	607,454

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Gaming – (continued)
Caesars Entertainment Operating Co., Inc.
$346,705	2.500%	03/31/24	$ 348,224
Mashantucket (Western) Pequot Tribe
148,774	5.234	07/01/18	138,608
1,879,168	9.375	06/30/20	1,721,787

			2,816,073

Health Care - Medical Products – 0.1%
Carestream Health, Inc.
1,473,049	5.000	06/07/19	1,470,942

Health Care - Services – 0.3%
Air Medical Group Holdings, Inc.
1,022,310	4.484	04/28/22	1,000,586
BioClinica, Inc.
442,831	5.563	10/20/23	436,556
Change Healthcare Holdings, Inc.
283,087	3.984	03/01/24	284,644
Community Health Systems, Inc.
446,634	3.445	01/27/21	445,767
Ortho-Clinical Diagnostics, Inc.
1,117,850	5.046	06/30/21	1,121,684
Team Health Holdings, Inc.
291,391	3.984	02/06/24	290,208

			3,579,445

Machinery – 0.0%
Boart Longyear Management Pty Ltd.
8,215	12.000	01/02/18	8,215

Media - Broadcasting & Radio – 0.2%
AP NMT Acquisition BV
449,795	7.049	08/13/21	418,309
Cumulus Media Holdings, Inc.
1,261,602	4.250	12/23/20	1,008,095
ION Media Networks, Inc.
715,014	4.130	12/18/20	720,827

			2,147,231

Media - Cable – 0.1%
Virgin Media Investment Holdings Ltd.
934,298	3.976	01/31/25	938,857

Media - Non Cable – 0.2%
Advantage Sales & Marketing, Inc.
337,909	4.250	07/23/21	330,137
241,837	4.250	07/25/21	236,275
Cengage Learning Acquisitions, Inc.
847,370	5.474	06/07/23	799,604
McGraw-Hill Global Education Holdings LLC
538,203	5.234	05/04/22	530,717

			1,896,733

Packaging – 0.1%
Expera Specialty Solutions LLC
715,540	5.984	11/03/23	717,780

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Pharmaceuticals – 0.1%
Lantheus Medical Imaging, Inc.
$545,711	5.734%	06/30/22	$ 549,122
Patterson Medical Holdings, Inc.
514,268	5.984	08/28/22	509,125
Valeant Pharmaceuticals International, Inc.
404,368	5.980	04/01/22	411,857

			1,470,104

Real Estate – 0.1%
DTZ U.S. Borrower LLC
1,042,806	4.452	11/04/21	1,048,020
Empire Generating Co. LLC
550,103	5.570	03/14/21	527,642
54,381	5.570	03/14/21	52,160

			1,627,822

Restaurants – 0.1%
Red Lobster Management LLC
757,362	6.483	07/28/21	764,935

Retailers – 0.1%
Claire’s Stores, Inc.
204,213	9.000	09/20/21	160,307
442,439	9.000	09/20/21	309,707
136,148	9.000	09/20/21	68,074
Gymboree Corp.
97,972	5.000	12/12/17	34,535
27,992	12.000	12/12/17	27,852
974,767	5.000	02/23/18	343,606

			944,081

Semiconductors – 0.1%
Bright Bidco B.V.
600,796	5.796	06/30/24	608,492

Services Cyclical - Business Services – 0.2%
Acosta Holdco, Inc.
799,374	4.484	09/26/21	727,095
Brickman Group Ltd.
486,277	4.226	12/18/20	488,285
Koosharem LLC
614,728	7.796	05/16/20	572,853
Tribune Publishing Co.
870,920	5.984	07/07/21	871,469

			2,659,702

Technology - Software – 0.0%
Aricent Technologies Ltd.
499,174	5.500	04/14/21	501,985

Technology - Software/Services – 0.4%
BMC Software Finance, Inc.
575,638	5.234	09/10/22	579,189
CompuCom Systems, Inc.
1,173,717	4.490	05/09/20	920,946

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(i) – (continued)
Technology - Software/Services – (continued)
Go Daddy Operating Co. LLC
$402,774	3.734%	02/15/24	$ 404,510
MModal, Inc.
2,047,738	9.000	01/31/20	1,991,425
Syniverse Holdings, Inc.
526,506	4.296	04/23/19	505,446
539,864	4.311	04/23/19	519,619

			4,921,135

Textiles – 0.0%
Indra Holdings Corp.
635,308	5.561	05/01/21	381,185

TOTAL BANK LOANS (Cost $34,204,184)			$ 33,915,122

Asset-Backed Securities – 0.1%
Home Equity(a)(c) – 0.1%
ALM XIV Ltd. Series 14-14A, Class D
$625,000	6.022%	07/28/26	$ 616,055

Other – 0.0%
EFIH Intercompany Claim
105,640	1.000	11/02/26	12,677

TOTAL ASSET-BACKED SECURITIES (Cost $626,782)			$ 628,732

Foreign Debt Obligations – 0.1%
Provincia de Buenos Aires(a)
$420,000	9.125%	03/16/24	$ 466,200
Republic of Argentina
600,000	2.260 (e)	12/31/38	430,785
505,000	2.260 (e)	12/31/38	367,659
340,000	6.875	01/26/27	349,350

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $1,436,869)			$ 1,613,994

Municipal Debt Obligations – 0.2%
Puerto Rico(d) – 0.1%
Puerto Rico Commonwealth GO Bonds (Unrefunded) (Balance-Public Improvement) Series A(b)
$115,000	5.000%	07/01/33	$ 65,550
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(b)
5,000	6.500	07/01/40	2,975
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(b)
420,000	5.750	07/01/28	245,700
70,000	5.125	07/01/37	39,900
245,000	5.500	07/01/39	142,406
20,000	5.000	07/01/41	11,100
Puerto Rico Commonwealth GO Bonds Series 2007 A(b)
5,000	5.250	07/01/29	2,875
5,000	5.250	07/01/33	2,875
85,000	5.250	07/01/37	48,875

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(d) – (continued)
Puerto Rico Commonwealth GO Bonds Series 2014 A(b)
	$1,235,000	8.000%	07/01/35	$ 741,000
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series A(b)
	130,000	4.375	02/01/19	43,063
	85,000	5.500	08/01/20	28,156
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series B
	45,000	4.704 (b)	05/01/16	14,906
	50,000	5.000	12/01/16	16,563
	10,000	5.000 (b)	12/01/17	3,313
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series C(b)
	90,000	5.400	08/01/19	29,813
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series H(b)
	590,000	5.000	08/01/23	195,437

				1,634,507

Texas(b) – 0.1%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
	670,000	8.250	07/01/24	708,498

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,440,121)				$ 2,343,005

U.S. Treasury Obligations – 5.7%
United States Treasury Bill(j)(k)
	$51,600,000	0.000%	10/19/17	$ 51,477,708
United States Treasury Note(g)
	13,900,000	1.875	10/31/17	13,924,881

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,415,342)				$ 65,402,589

Shares		Description		Value
Preferred Stock – 0.0%
Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
	160	0.000%		$ 9,157

Contracts		Exercise Price	Expiration Date	Value
Option Contracts Purchased – 0.0%
Options on Foreign Currency – 0.0%
Morgan Stanley & Co. International PLC
Call USD	20,200,000
Put BRL	62,822,000	3.110%	08/03/17	$ 124,270
Westwind Partners LLP
Call USD	20,200,000
Put BRL	64,034,000	3.170	08/03/17	19,473

Options on Equities – 0.0%
Morgan Stanley & Co. International PLC Put – Euro Stoxx 50
	15,178	259.610	06/15/18	86,993

TOTAL OPTION CONTRACTS PURCHASED (Cost $772,224)				$ 230,736

Shares	Description		Value
Rights* – 0.0%
Electric Utilities(l) – 0.0%
TCEH Corp.
138,462			$ 140,816

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment Operating Co., Inc.
164,914		03/30/26	—

TOTAL RIGHTS (Cost $204,051)			$ 140,816

Warrant* – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc.
6,085		02/02/24	$ 1,156

Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc.
3,926		04/21/20	—
SandRidge Energy, Inc.
1,740		10/04/22	1,392
SandRidge Energy, Inc.
732		10/04/22	476

1,868

Semiconductors & Semiconductor Equipment – 0.0%
MModal, Inc. Warrant A
516		07/31/17	—
MModal, Inc. Warrant B
681		07/31/17	—

TOTAL WARRANT (Cost $10,283)			$ 3,024

Shares	Distribution Rate		Value
Investment Company(c)(m) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,851,042	0.895%		$ 23,851,042
(Cost $23,851,042)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(n) – 47.2%
Repurchase Agreements – 47.2%
Joint Repurchase Agreement Account II
$537,600,000	1.052%	08/01/17	$ 537,600,000
(Cost $537,600,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 83.9% (Cost $926,205,388)			$ 955,957,456

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (2.9)%
Aerospace & Defense – (0.1)%
3,211	TransDigm Group, Inc.	$ (905,951)
14,460	Triumph Group, Inc.	(370,176)

		(1,276,127)

Air Freight & Logistics – (0.1)%
9,480	C.H. Robinson Worldwide, Inc.	(621,888)

Auto Components – (0.1)%
7,500	LCI Industries	(800,625)
9,713	The Goodyear Tire & Rubber Co.	(306,057)

		(1,106,682)

Banks – (0.0)%
19,479	Huntington Bancshares, Inc.	(258,097)

Chemicals – (0.0)%
5,237	H.B. Fuller Co.	(269,810)

Commercial Services & Supplies – (0.2)%
14,332	HNI Corp.	(541,033)
1,510	Pitney Bowes, Inc.	(23,767)
46,200	Ritchie Bros. Auctioneers, Inc.	(1,304,226)

		(1,869,026)

Communications Equipment – (0.1)%
13,300	NetScout Systems, Inc.*	(458,850)
5,700	Plantronics, Inc.	(257,526)

		(716,376)

Construction Materials – (0.1)%
5,900	Martin Marietta Materials, Inc.	(1,335,937)

Distributors – (0.1)%
33,200	Core-Mark Holding Co., Inc.	(1,217,444)

Diversified Telecommunication Services – (0.0)%
1,300	Verizon Communications, Inc.	(62,920)

Equity Real Estate Investment Trusts (REITs) – (0.1)%
22,648	Ventas, Inc.	(1,525,343)

Food & Staples Retailing – (0.1)%
12,500	United Natural Foods, Inc.*	(481,625)
4,057	Walgreens Boots Alliance, Inc.	(327,278)

		(808,903)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Food Products – (0.0)%
5,300	McCormick & Co., Inc.	$ (505,090)

Health Care Equipment & Supplies* – (0.1)%
17,200	Natus Medical, Inc.	(605,440)

Household Durables – (0.1)%
11,987	Newell Brands, Inc.	(631,955)
5,150	Whirlpool Corp.	(916,082)

		(1,548,037)

Household Products – (0.2)%
18,334	The Procter & Gamble Co.	(1,665,094)

Insurance – (0.1)%
33,962	First American Financial Corp.	(1,644,100)

Internet Software & Services – (0.3)%
88,600	Tencent Holdings Ltd.	(3,536,377)

IT Services – (0.3)%
12,620	ExlService Holdings, Inc.*	(726,281)
23,838	Genpact Ltd.	(691,302)
72,300	Sabre Corp.	(1,599,999)
18,048	Sykes Enterprises, Inc.*	(613,632)

		(3,631,214)

Leisure Products – (0.1)%
18,078	Brunswick Corp.	(1,023,396)

Machinery – (0.1)%
7,124	Illinois Tool Works, Inc.	(1,002,418)
1,974	Snap-on, Inc.	(304,391)

		(1,306,809)

Multi-Utilities – (0.2)%
21,923	Consolidated Edison, Inc.	(1,816,540)

Semiconductors & Semiconductor Equipment – (0.1)%
20,433	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(734,771)

Software* – (0.1)%
9,938	Paycom Software, Inc.	(696,554)

Specialty Retail* – (0.1)%
14,650	Burlington Stores, Inc.	(1,274,989)

Technology Hardware, Storage & Peripherals* – (0.1)%
20,903	Electronics For Imaging, Inc.	(1,015,468)
13,100	Super Micro Computer, Inc.	(351,735)

		(1,367,203)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks Sold Short – (continued)
Textiles, Apparel & Luxury Goods – (0.0)%
4,989	VF Corp.	$ (310,266)

Trading Companies & Distributors – (0.0)%
108	W.W. Grainger, Inc.	(18,008)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(29,840,575))		$ (32,752,441)

Principal Amount		Interest Rate	Value
Preferred Stock Sold Short – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG
EUR	(50)	0.000%	$ (7,690)

Shares	Description	Value
Exchange Traded Funds Sold Short – (1.9)%
8,210	iShares Core S&P U.S. Growth ETF	$ (405,656)
29,395	iShares Russell 2000 ETF	(4,159,686)
2,070	iShares US Real Estate ETF	(166,966)
71,258	Real Estate Select Sector SPDR Fund	(2,322,298)
40,500	SPDR S&P 500 ETF Trust	(9,994,185)
9,165	SPDR S&P MidCap 400 Trust Fund	(2,937,383)
47,056	SPDR S&P Retail ETF	(1,936,825)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(20,377,604))		$ (21,922,999)

TOTAL SECURITIES SOLD SHORT – (4.8)% (Cost $(50,225,910))		$ (54,683,130)

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.9%		238,036,395

NET ASSETS – 100.0%		$1,139,310,721

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $38,610,451, which represents approximately 3.4% of net assets as of July 31, 2017.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(d)	Security is currently in default.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2017.

(f)	Pay-in-kind securities.

(g)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,212,207,061, which represents approximately 106.4% of net assets as of July 31, 2017.

(h)	A portion of this security is pledged as collateral for initial margin requirements on over the counter swap transactions. Total market value pledged as collateral amounts to $2,989,355, which represents approximately 0.3% of net assets as of July 31, 2017.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Expiration date occurs on payment date.

(m)	Represents an affiliated fund.

(n)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SHIBOR	— Shanghai Interbank Offered Rate
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2017, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Energy & Exploration Partners, Inc.	$31,571	$30,308	$(1,263)
Gymboree Corp.	45,679	45,451	1,258

TOTAL			$(5)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	52,095,000	USD	39,912,386	$41,648,111	09/22/17		$1,735,725
	CAD	54,247,000	USD	41,957,814	43,543,118	09/22/17		1,585,302
	CHF	968,000	USD	1,003,196	1,004,524	09/22/17		1,329
	EUR	27,992,000	USD	31,727,696	33,232,511	09/22/17		1,504,811
	GBP	31,837,000	USD	41,480,210	42,081,964	09/22/17		601,754
	JPY	350,621,000	USD	3,150,380	3,188,140	09/22/17		37,761
	MXN	118,296,000	USD	6,412,600	6,588,067	09/22/17		175,467
	NZD	16,455,000	USD	11,835,208	12,345,790	09/22/17		510,581
	USD	1,352,187	CHF	1,294,000	1,342,825	09/22/17		9,361
	USD	4,743,710	JPY	517,451,000	4,705,098	09/22/17		38,612
Deutsche Bank AG (London)	EUR	5,645,000	USD	6,574,619	6,694,295	08/31/17		119,676
	GBP	1,845,000	USD	2,408,764	2,437,006	08/31/17		28,242
	JPY	46,900,000	USD	421,285	426,026	08/31/17		4,741
JPMorgan Chase Bank, N.A.	AUD	63,693,363	USD	48,840,588	50,921,784	09/20/17		2,081,193
	CAD	79,635,784	USD	61,738,410	63,920,678	09/20/17		2,182,263
	EUR	77,064,644	USD	86,987,189	91,482,910	09/20/17		4,495,723
	GBP	32,318,657	USD	41,916,769	42,715,895	09/20/17		799,135
	JPY	5,102,023,505	USD	45,685,894	46,387,638	09/20/17		701,750
	NOK	100,300,532	USD	12,095,656	12,770,387	09/20/17		674,731
	NZD	58,259,920	USD	42,453,100	43,712,413	09/20/17		1,259,310
	SEK	211,088,697	USD	24,906,203	26,221,190	09/20/17		1,314,986
	USD	3,975,938	CAD	4,944,487	3,968,755	09/20/17		7,182
	USD	424,779	NZD	565,353	424,184	09/20/17		595
Morgan Stanley & Co. International PLC	AUD	9,610,000	NZD	10,012,909	7,683,035	09/20/17		170,350
	BRL	1,918,535	USD	606,000	614,413	08/07/17		8,413
	BRL	12,469,787	USD	3,924,000	3,961,975	09/20/17		37,975
	CAD	112,000	USD	87,153	89,898	09/20/17		2,745
	CNH	23,307,350	USD	3,410,000	3,455,278	09/20/17		45,278
	EUR	10,922,000	USD	12,651,456	12,965,432	09/20/17		313,977
	JPY	1,175,274,426	USD	10,459,718	10,685,605	09/20/17		225,887
	KRW	2,276,590,050	USD	2,025,000	2,033,366	09/20/17		8,366
	NZD	3,000,000	USD	2,180,700	2,250,900	09/20/17		70,200
	SEK	3,374,000	USD	388,784	419,114	09/20/17		30,331
	SGD	3,037,238	USD	2,230,000	2,242,883	09/20/17		12,883
	TRY	21,684,260	USD	6,010,000	6,066,432	09/20/17		56,432
	TWD	63,473,652	USD	2,090,700	2,105,704	09/20/17		15,003
	USD	3,864,000	ZAR	50,862,659	3,826,912	09/20/17		37,087
UBS AG (London)	INR	2,953,791,800	USD	45,680,172	45,905,538	08/31/17		225,364
	RUB	30,240,000	USD	500,000	502,543	08/31/17		2,542
	USD	500,000	RUB	29,940,000	497,557	08/31/17		2,443

TOTAL							$2	1,135,506

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CHF	13,954,000	USD	14,557,848	$14,480,511	09/22/17	$(77,337)
	JPY	715,616,000	USD	6,557,735	6,506,980	09/22/17	(50,754)
	MXN	1,088,000	USD	61,216	60,592	09/22/17	(624)
	USD	19,714,685	AUD	26,085,000	20,854,036	09/22/17	(1,139,351)
	USD	20,967,423	CAD	28,237,000	22,665,345	09/22/17	(1,697,922)
	USD	83,738	CHF	81,000	84,056	09/22/17	(318)
	USD	7,531,545	EUR	6,520,000	7,740,638	09/22/17	(209,093)
	USD	15,856,257	GBP	12,394,000	16,382,319	09/22/17	(526,060)
	USD	27,947,750	JPY	3,134,668,000	28,503,031	09/22/17	(555,282)
	USD	603,133	MXN	11,008,000	613,051	09/22/17	(9,917)
	USD	4,044,683	NZD	5,617,000	4,214,300	09/22/17	(169,617)
Barclays Bank PLC	USD	1,138,896	EUR	1,001,000	1,187,976	09/15/17	(49,080)
Deutsche Bank AG (London)	USD	1,084,113	DKK	6,920,000	1,103,575	08/31/17	(19,462)
	USD	3,796,857	EUR	3,260,000	3,865,970	08/31/17	(69,113)
	USD	822,505	GBP	630,000	832,148	08/31/17	(9,644)
	USD	468,893	JPY	52,200,000	474,170	08/31/17	(5,277)
	USD	4,809,718	JPY	533,205,349	4,847,908	09/20/17	(38,189)
	USD	7,725,000	KRW	8,758,017,900	7,822,336	09/20/17	(97,336)
	USD	2,090,700	TWD	63,422,012	2,103,991	09/20/17	(13,291)
JPMorgan Chase Bank, N.A.	AUD	42,861	USD	34,292	34,267	09/20/17	(25)
	CAD	1,503,294	USD	1,207,006	1,206,638	09/20/17	(368)
	JPY	3,976,870,667	USD	36,228,449	36,157,741	09/20/17	(70,706)
	USD	48,584,497	AUD	63,781,755	50,992,450	09/20/17	(2,407,957)
	USD	82,515,088	CAD	107,991,179	86,680,495	09/20/17	(4,165,401)
	USD	613,587	EUR	536,465	636,834	09/20/17	(23,247)
	USD	75,279,480	EUR	65,506,134	77,761,887	09/20/17	(2,482,402)
	USD	66,688,553	GBP	51,800,202	68,464,858	09/20/17	(1,776,302)
	USD	66,422,757	JPY	7,423,020,343	67,490,161	09/20/17	(1,067,409)
	USD	20,251,456	NOK	169,046,554	21,523,215	09/20/17	(1,271,756)
	USD	1,111,712	NZD	1,497,345	1,123,458	09/20/17	(11,747)
	USD	64,649,544	SEK	554,587,264	68,890,176	09/20/17	(4,240,636)
Morgan Stanley & Co. International PLC	CHF	3,910,000	USD	4,105,404	4,051,981	08/31/17	(53,422)
	CLP	1,641,353,500	USD	2,531,000	2,523,057	09/20/17	(7,943)
	KRW	3,755,800,000	USD	3,376,000	3,354,541	09/20/17	(21,459)
	NZD	10,114,525	AUD	9,610,000	7,588,927	09/20/17	(94,108)
	RUB	299,523,385	USD	5,012,000	4,953,529	09/20/17	(58,471)
	USD	606,000	BRL	1,924,474	616,315	08/07/17	(10,315)
	USD	7,459,000	BRL	24,909,331	7,914,340	09/20/17	(455,340)
	USD	727,717	CAD	958,000	768,951	09/20/17	(41,232)
	USD	3,410,000	CNH	23,751,478	3,521,120	09/20/17	(111,120)
	USD	18,497,654	EUR	16,401,000	19,469,514	09/20/17	(971,861)
	USD	3,980,000	KRW	4,505,421,000	4,024,075	09/20/17	(44,075)
	USD	614,260	PLN	2,242,000	623,505	09/20/17	(9,246)
	USD	5,012,000	RUB	307,486,200	5,085,218	09/20/17	(73,218)
	USD	411,351	SEK	3,374,000	419,114	09/20/17	(7,763)
	USD	2,230,000	SGD	3,105,776	2,293,496	09/20/17	(63,496)
	USD	4,292,000	ZAR	58,173,768	4,377,001	09/20/17	(85,001)
	ZAR	28,003,785	USD	2,146,000	2,107,008	09/20/17	(38,992)
UBS AG (London)	INR	12,863,000	USD	200,000	199,907	08/31/17	(93)
	USD	500,000	INR	32,295,000	501,904	08/31/17	(1,904)

TOTAL							$(24,404,682)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year German Euro-Bund	(506)	September 2017	$(97,008,536)	$579,198
10 Year Mini Japanese Government Bonds	(6)	September 2017	(817,125)	3,199
10 Year U.K. Long Gilt	408	September 2017	67,838,505	(949,182)
10 Year U.S. Treasury Notes	1,391	September 2017	175,113,859	(55,721)
2 Year German Euro-Schatz	(1,092)	September 2017	(144,874,014)	(8,389)
2 Year U.S. Treasury Notes	240	September 2017	51,922,500	3,357
2 Year U.S. Treasury Notes	(566)	September 2017	(122,450,563)	32,837
3 Month Euribor Interest Rate	(220)	June 2018	(65,275,050)	(1,472)
3 Month Euribor Interest Rate	289	December 2018	85,653,597	(30,432)
3 Month Euroswiss	(21)	December 2017	(5,467,992)	(1,056)
3 Month Euroyen	(3)	December 2017	(679,861)	200
3 Month Sterling Interest Rate	(250)	June 2018	(41,012,739)	(13,850)
3 Month Sterling Interest Rate	434	December 2018	71,126,537	(83,687)
5 Year German Euro-Bobl	(502)	September 2017	(78,479,006)	(215,822)
5 Year U.S. Treasury Notes	157	September 2017	18,549,305	(3,312)
5 Year U.S. Treasury Notes	(41)	September 2017	(4,844,086)	(408)
Amsterdam Exchanges Index	(3)	August 2017	(370,695)	1,296
ASX 90 Day Bank Accepted Bills	(80)	December 2017	(63,726,587)	(13,733)
Australian 10 Year Government Bonds	432	September 2017	44,566,696	(751,475)
Australian 3 Year Government Bonds	(178)	September 2017	(15,912,620)	(33,327)
Australian Dollar	(10)	September 2017	(799,400)	(4,846)
Bank Accept Index	(82)	December 2017	(16,195,288)	36,514
Brent Crude	(52)	August 2017	(2,741,440)	(147,513)
British Pound	(5)	September 2017	(413,031)	(2,488)
CAC40 Index	75	August 2017	4,519,158	(105,216)
Canada 10 Year Government Bonds	(440)	September 2017	(48,452,055)	878,609
Canadian Dollar	4	September 2017	321,980	1,811
Chicago SRW Wheat	(17)	December 2017	(424,787)	(25,662)
Cocoa	(72)	September 2017	(1,510,450)	(56,827)
Coffee	(30)	December 2017	(1,605,938)	(49,479)
Copper	69	September 2017	10,964,963	834,955
Copper	(29)	September 2017	(4,608,463)	(446,790)
Copper	16	December 2017	2,555,200	149,861
Corn	57	December 2017	1,096,538	(10,248)
Cotton No.2	(16)	December 2017	(550,880)	(6,704)
Crude Oil	(95)	August 2017	(4,766,150)	(414,707)
Crude soybean oil	(52)	December 2017	(1,096,056)	(108,160)
DAX Index	136	September 2017	48,739,785	(1,391,348)
DJIA E-Mini Index	247	September 2017	26,974,870	753,148
Euro FX	983	September 2017	145,735,894	2,197,284
Euro Stoxx 50 Index	200	September 2017	8,161,120	(234,390)
Euro Stoxx 50 Index	(211)	September 2017	(8,609,982)	185,043
Eurodollars	(582)	June 2018	(143,186,550)	8,658
Eurodollars	(153)	December 2018	(37,586,363)	(39,598)
FTSE 100 Index	303	September 2017	29,223,797	(306,360)
FTSE/MIB Index	(77)	September 2017	(9,789,793)	(238,270)
Gasoline RBOB	(71)	August 2017	(4,999,621)	(491,949)
Gold 100 Oz	422	December 2017	53,737,480	(9,692)
Gold 100 Oz	(12)	December 2017	(1,528,080)	(26,180)
Hang Seng Index	111	August 2017	19,346,981	223,473
Hard Red Winter Wheat	(34)	September 2017	(807,075)	(37,885)
Italian 10 Year Government Bonds	(22)	September 2017	(3,548,181)	(75,086)
Japanese Yen	(2)	September 2017	(226,512)	245
Low Sulphur Gas Oil	(33)	September 2017	(1,608,750)	(132,559)
MSCI Singapore Index	28	August 2017	761,288	(1,022)
Nasdaq 100 E-Mini Index	333	September 2017	39,177,450	363,990
Natural Gas	30	August 2017	838,200	(36,707)
Natural Gas	(83)	August 2017	(2,319,020)	77,038
Nikkei 225 Index	42	September 2017	7,596,535	(30,909)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Nikkei 225 Index	(58)	September 2017	$(10,490,453)	$28,739
NY Harbor ULSD	(58)	August 2017	(4,061,786)	(442,639)
OMXS 30 Index	(306)	August 2017	(5,855,607)	213,354
Primary Aluminum	112	September 2017	5,343,800	(134,151)
Primary Aluminum	(11)	September 2017	(524,838)	(546)
Russell 2000 Mini Index	174	September 2017	12,392,280	79,554
Russell 2000 Mini Index	(240)	September 2017	(17,092,800)	16,612
S&P 500 E-Mini Index	518	September 2017	63,921,200	884,174
S&P 500 E-Mini Index	(296)	September 2017	(36,526,400)	(381,542)
S&P Toronto Stock Exchange 60 Index	(87)	September 2017	(12,412,721)	2,426
Silver	(58)	September 2017	(4,867,940)	(85,065)
Soybean	(67)	November 2017	(3,374,288)	(268,343)
Soybean Meal	(36)	December 2017	(1,171,440)	(67,897)
SPI 200 Index	(116)	September 2017	(13,133,520)	21,418
Sugar No. 11	(72)	September 2017	(1,202,342)	25,060
Topix Index	215	September 2017	31,583,519	242,546
U.S. Dollar Index Future	(56)	September 2017	(5,192,208)	218,457
U.S. Long Bonds	287	September 2017	43,902,031	(229,782)
Ultra 10 Year U.S. Treasury Notes	(89)	September 2017	(12,019,172)	22,688
Zinc	80	September 2017	5,579,500	70,416
Zinc	(22)	September 2017	(1,534,363)	(128,529)

TOTAL				$(174,795)

SWAP CONTRACTS — At July 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	CNY 78,495	08/12/22	3.815%	3 month SHIBOR	$13,304
	71,176	12/08/22	3.850	3 month SHIBOR	28,711

TOTAL					$42,015

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Barclays Bank PLC	Nordstrom, Inc., 6.950%, 03/15/28	$1,035	(1.000)%	12/20/20	1.684%	$11,274	$10,572
JPMorgan Securities, Inc.	Macy’s, Inc., 7.450%, 07/15/17	1,085	(1.000)	12/20/20	1.384	47,307	(34,944)
	Nordstrom, Inc., 6.950%, 03/15/28	555	(1.000)	12/20/20	1.684	9,459	2,255

TOTAL						$68,040	$(22,117)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	GBP	82		3i Group PLC^	05/10/20	$—	$(3,799)
		$1,819		ABANCA Corporacion Bancaria SA Class B^	05/10/20	—	6,586
	GBP	91		Aberdeen Asset Management PLC^	05/10/20	506	(9,043)
		$7		ACADIA Pharmaceuticals, Inc.	06/29/18 - 10/19/18	—	(13,195)
		1,362		Accenture PLCµ	12/31/99	—	(75,369)
		1		Accenture PLC Class A	03/18/19	—	4,687
		4		Accor SA	07/11/19	—	5,859
		275		Acom Co. Ltd.	05/13/19 - 05/24/19	—	35,138
		46		ACS Actividades de Construccion y Servicios SA	07/27/18 - 07/26/19	—	(15,184)
		1		Activision Blizzard, Inc.	07/22/19	—	4,583
		8		Adecco Group AG	04/15/19 - 08/05/19	—	14,218
		19		Adient PLC	05/30/19 - 07/22/19	—	84,530
		61		Admiral Group PLC	06/29/18 - 12/17/18	—	(45,766)
		228		Aduro Biotech, Inc.^	05/10/20	—	(882)
		10		Advance Auto Parts, Inc.	05/23/19 - 07/22/19	—	(115,257)
		73		Advanced Micro Devices, Inc.	01/09/19 - 05/10/19	—	50,405
		183		Aegon NV	03/29/19 - 04/15/19	—	18,014
		51		AEON Financial Service Co. Ltd.	02/04/19 - 06/19/19	—	35,992
		228		Affiliated Managers Group, Inc.^	05/10/20	—	(17,318)
	GBP	28		African Phoenix Investments Ltd.^	05/10/20	—	(2,714)
		$68		AGL Energy Ltd.	08/17/18 - 03/18/19	—	(7,974)
		415		AGTech Holdings Ltd.^	05/10/20	—	(6,807)
		23		Air Lease Corp.	05/23/19 - 07/11/19	—	(26,564)
		1		Albemarle Corp.	03/29/19	—	(1,054)
		25		Alfresa Holdings Corp.	07/27/18 - 07/12/19	—	(7,316)
	EUR	206		Allerton LLC^	05/10/20	—	14,544
		$3		Alnylam Pharmaceuticals, Inc.	11/19/18	—	(12,157)
		—	*	Alphabet, Inc. Class C	08/09/18	—	4,106
		19		Alps Electric Co. Ltd.	06/06/19 - 08/05/19	—	22,971
		823		Alumina Ltd.	07/16/18 - 09/14/18	—	9,312
		—	*	Amazon.com, Inc.	06/28/19	—	3,455
		45		AMC Entertainment Holdings, Inc. Class A	05/10/19 - 06/28/19	—	44,983
		9		Amer Sports Oyj Class A	07/11/19	—	(1,237)
		9		American Eagle Outfitters, Inc.	07/16/18 - 08/09/18	—	6,314
		3		Ameriprise Financial, Inc.	07/11/19 - 08/02/19	—	6,073
		233		Ameriprise Financial, Inc.^	05/10/20	—	(21,113)
		20		AMS AG	02/19/19 - 03/06/19	—	(36,766)
		39		AmTrust Financial Services, Inc.	03/29/19	—	(27,988)
		50		ANA Holdings, Inc.	03/29/19	—	1,162
		4		Anadarko Petroleum Corp.	06/10/19	—	6,560
		2		Anheuser-Busch InBev SA	03/18/19	—	(13,130)
	EUR	1,165		Anima Holding SpA^	05/10/20	—	(4,789)
		$52		Antero Resources Corp.	07/22/19	—	(62,524)
		—	*	AP Moller - Maersk A/S	06/17/19	—	(7,137)
		1		Apple, Inc.	03/29/19	—	(3,587)
		2		AptarGroup, Inc.	05/06/19	—	(17,178)
		570		Aqua Society, Inc.^	05/10/20	—	(8,903)
		11		ArcelorMittal	05/22/19	—	(15,992)
		315		Arco Real Estate Fund REIT^	05/10/20	—	6,019

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	GBP	29		Argyle Bow River Diamonds Ltd.^	05/10/20	$—	$(2,230)
		$11		Aristocrat Leisure Ltd.	07/26/18 - 06/05/19	—	(1,653)
		227		Artisan Partners Asset Management, Inc.^	05/10/20	—	(17,652)
		33		Aryzta AG	04/29/19	—	(11,510)
		37		Asahi Glass Co. Ltd.	07/02/18 - 07/03/19	—	(28,426)
		9		ASML Holding NV	03/29/19 - 06/17/19	—	(122,119)
		3		Aspen Technology, Inc.	03/18/19 - 06/28/19	—	466
		42		Astellas Pharma, Inc.	07/02/18 - 07/24/19	—	24,545
	GBP	1,407		AstraZeneca PLC^	05/10/20	—	(202,420)
		$6		AT&T, Inc.	06/29/18 - 08/09/18	—	16,667
		23		Atco Ltd.	10/09/18 - 04/25/19	—	(34,322)
		1		athenahealth, Inc.	06/17/19	—	1,350
		3		Atlantia SpA	06/28/19	—	(4,865)
		4		Aurubis AG	06/17/19	—	22,929
		1		Autodesk, Inc.	06/10/19	—	(4,906)
		25		Autogrill SpA	06/17/19 - 07/11/19	—	(9,651)
		110		Aviva PLC	06/05/19 - 08/02/19	—	24,048
		14		B&G Foods, Inc.	01/23/19	—	(33,078)
		22		BAE Systems PLC	07/11/19	—	(1,523)
		45		Banca Generali SpA	02/04/19 - 04/15/19	—	(154,475)
	EUR	531		Banca Generali SpA^	05/10/20	—	53,710
		$221		Banco BPM SpA	01/23/19 - 06/17/19	—	(10,217)
		42		Bandai Namco Holdings, Inc.	08/13/18 - 12/06/18	—	(20,969)
		250		Bank Leumi Le-Israel BM	06/29/18 - 12/17/18	—	(65,026)
		13		Bank of Queensland Ltd.	07/22/19	—	634
		26		Bank of the Ozarks, Inc.	06/17/19	—	89,692
		13		BankUnited, Inc.	06/17/19 - 08/02/19	—	(9,211)
		604		Baring Global Leaders Fund^	05/10/20	—	9,413
	EUR	442		Batero Gold Corp.^	05/10/20	—	9,954
		$2		Bayerische Motoren Werke AG	05/30/19 - 06/10/19	—	8,596
		4		BCE, Inc.	03/18/19	—	7,728
		38		Benesse Holdings, Inc.	03/18/19 - 05/01/19	—	(17,984)
		—	*	Berkshire Hathaway, Inc. Class B	05/17/19	—	429
		14		Best Buy Co., Inc.	08/02/19	—	9,616
		15		BHP Billiton Ltd.	06/29/18 - 08/09/18	—	(20,930)
		1		BHP Billiton PLC	04/11/19	—	(1,431)
		1		Bio-Rad Laboratories, Inc. Class A	04/11/19	—	6,556
		12		Bio-Techne Corp.	02/19/19 - 04/15/19	—	4,242
		1		Biogen, Inc.	02/07/19	—	12,104
		3		Bioverativ, Inc.	05/06/19 - 06/17/19	—	62
		3		Black Knight Financial Services, Inc. Class A	07/22/19	—	(2,107)
		499		BlackRock, Inc.^	05/10/20	—	(11,118)
		2		Bluebird Bio, Inc.	03/18/19 - 06/10/19	—	2,907
		113		BlueScope Steel Ltd.	05/23/19 - 06/28/19	—	(79,757)
		1		BNP Paribas SA	06/10/19	—	(1,338)
		937		BofA Merrill Lynch Sterling Quasi-Government Index^	05/10/20	—	(25,557)
		53		Bollore SA	05/17/19 - 07/22/19	—	(1,864)
		854		Bombardier, Inc. Class B	07/05/18 - 10/19/18	—	(155,325)
		71		Booker Group PLC	07/11/19 - 07/22/19	—	3,254
		5		BP PLC	07/11/19	—	1,279
		79		Brembo SpA	05/31/19 - 06/28/19	—	29,718
		12		Bright Horizons Family Solutions, Inc.	03/04/19 - 06/28/19	—	(24,247)
		1,982		Bristol-Myers Squibb Co.^	05/10/20	—	34,372

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$1		Broadcom Ltd.	06/29/18 - 08/09/18	$—	$(282)
		57		Bruker Corp.	07/06/18 - 09/27/18	—	(20,949)
		140		BTG PLC	06/29/18 - 06/05/19	—	527
		8		Burberry Group PLC	07/22/19 - 08/02/19	—	9,094
		16		Bureau Veritas SA	03/18/19 - 08/02/19	—	(1,051)
		13		Burlington Stores, Inc.	02/19/19 - 07/22/19	—	(26,215)
		3		Cabot Corp.	01/09/19	—	1,449
		5		Cabot Oil & Gas Corp.	06/17/19	—	(1,106)
		11		CACI International, Inc. Class A	12/05/18 - 12/24/18	—	(31,208)
		56		Cadence Design Systems, Inc.	06/29/18 - 03/18/19	—	119,163
		59		Callon Petroleum Co.	12/24/18 - 01/10/19	—	(37,950)
		15		Caltex Australia Ltd.	11/23/18 - 03/18/19	—	11,436
		313		Camber Energy, Inc.^	05/10/20	—	5,421
		40		Canadian Natural Resources Ltd.	03/18/19 - 06/28/19	—	54,612
		6		Canadian Utilities Ltd. Class A	03/18/19	—	612
		26		Canon Marketing Japan, Inc.	07/24/19 - 08/05/19	—	(27,668)
		15		Cantel Medical Corp.	06/05/19 - 06/17/19	—	22,386
		180		Capita PLC	07/16/18 - 10/19/18	—	(4,030)
	GBP	515		CAR, Inc.^	05/10/20	—	(60,371)
		$9		Cargotec OYJ Class B	08/17/18 - 02/04/19	—	(37,638)
		12		Carlisle Cos., Inc.	06/28/19 - 07/22/19	—	4,035
		1		CarMax, Inc.	12/24/18 - 07/11/19	—	(2,315)
		2		Carnival PLC	07/11/19	—	2,936
		6		Casey’s General Stores, Inc.	03/18/19 - 06/28/19	—	(13,709)
		1		Caterpillar, Inc.	06/17/19	—	(5,485)
		24		CCL Industries, Inc. Class B	06/10/19 - 07/22/19	—	8,051
		—	*	Centene Corp.	08/02/19	—	(1,205)
		82		Centennial Resource Development, Inc.	12/17/18 - 06/28/19	—	(112,736)
		6		CenterPoint Energy, Inc.	03/18/19	—	4,325
		6		Central Japan Railway Co.	07/02/18 - 03/06/19	—	17,050
		364		Centrica PLC	04/11/19 - 08/02/19	—	(20,028)
	EUR	563		Cerved Information Solutions SpA	05/10/20	—	(12,799)
		$51		CF Industries Holdings, Inc.	07/02/18 - 04/29/19	—	(21,952)
		6		CGI Group, Inc.	08/09/18	—	3,676
		17		CH Robinson Worldwide, Inc.	08/02/19	—	(7,696)
		2		Charles River Laboratories International, Inc.	05/30/19	—	(3,255)
		1		Charter Communications, Inc. Class A	06/29/18 - 08/09/18	—	(39,605)
		1		Check Point Software Technologies Ltd.	04/11/19	—	(12,162)
		29		Chemical Financial Corp.	09/14/18 - 05/23/19	—	25,854
	EUR	129		Chemical Specialities Ltd.^	05/10/20	—	(4,571)
		$31		Cheniere Energy, Inc.	06/29/18 - 08/02/19	—	75,029
		2		Chevron Corp.	07/06/18 - 06/10/19	—	9,152
		713		Cheyne Select Ucits Fund PLC^	05/10/20	—	(82,800)
		2,236		China Education Resources, Inc.^	05/10/20	—	(6,664)
		86		China Lilang Ltd.^	05/10/20	—	(4,902)
		100		China Overseas Grand Oceans Group Ltd.^	05/10/20	—	(2,454)
		—	*	Chocoladefabriken Lindt & Spruengli AG	06/29/18 - 12/17/18	—	(8,967)
		6		Chr Hansen Holding A/S	07/11/19	—	(25,896)
		13		Chubu Electric Power Co., Inc.	03/18/19	—	4,520
		43		CIE Automotive SA	06/05/19 - 06/17/19	—	(47,934)
		14		Ciena Corp.	06/17/19 - 08/02/19	—	4,539
		15		CIMIC Group Ltd.	02/19/19 - 04/15/19	—	54,270
		27		Citizens Financial Group, Inc.	05/23/19	—	(34,112)
		8		Citrix Systems, Inc.	03/18/19 - 06/05/19	—	(12,189)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	CHF	254		City Telecom (HK) Ltd.^	05/10/20	$—	$34,043
		$1		Clovis Oncology, Inc.	06/28/19 - 07/22/19	—	13,240
		26		CLP Holdings Ltd.	06/29/18	—	3,881
		23		CNA Financial Corp.	10/09/18 - 08/02/19	—	68,625
		25		CNH Industrial NV	07/05/18	—	5,619
		10		CNO Financial Group, Inc.	08/02/19	—	1,997
		553		Cobham PLC	08/06/18 - 05/10/19	—	(41,197)
		26		Coca-Cola Amatil Ltd.	08/09/18 - 06/11/19	—	(4,966)
		34		Coca-Cola European Partners PLC	07/26/18 - 03/04/19	—	(45,470)
		46		Coca-Cola HBC AG	06/29/18 - 12/17/18	—	69,227
		6		Coca-Cola West Co. Ltd.	07/02/18 - 07/27/18	—	8,461
		—	*	Cochlear Ltd.	07/11/19	—	(2,005)
		1		Coherent, Inc.	03/06/19	—	(9,687)
		6		Comcast Corp. Class A	02/25/19	—	9,354
		16		Comerica, Inc.	06/17/19 - 06/28/19	—	(42,597)
		3		Commonwealth Bank of Australia	03/18/19 - 06/17/19	—	(9,618)
		3		Compass Group PLC	07/22/19 - 08/02/19	—	1,001
		4		Constellation Software, Inc.	06/29/18 - 12/17/18	—	85,804
		1,542		Consumer Discretionary Select Sector SPDR Fund	12/31/99	—	(27,543)
		1,737		Consumer Staples Select Sector SPDR Fund+	12/31/99	—	19,707
		12		Core Laboratories NV	06/29/18 - 10/31/18	—	44,829
		1		Cosmos Pharmaceutical Corp.	07/24/19	—	1,888
		5		Cotiviti Holdings, Inc.	06/10/19 - 06/17/19	—	(9,120)
		87		Coty, Inc. Class A	10/19/18 - 01/10/19	—	(200,839)
		942		CountryBaskets^	05/10/20	—	(17,350)
		2		Crane Co.	07/22/19	—	(14,961)
		144		Crescent Point Energy Corp.	06/29/18 - 07/22/19	—	100,990
		28		CRH PLC	03/04/19 - 06/28/19	—	(21,581)
		8		Criteo SA	06/28/19	—	(5,465)
		11		Cullen/Frost Bankers, Inc.	06/28/19	—	(53,271)
		223		CYBG PLC	11/13/18 - 05/10/19	—	32,298
		17		Cypress Semiconductor Corp.	07/27/18 - 06/28/19	—	(2,077)
		1		Daimler AG	07/22/19	—	2,798
		102		Davide Campari-Milano SpA	05/10/19 - 07/11/19	—	(35,451)
		—	*	DaVita HealthCare Partners, Inc.	06/17/19	—	301
		80		DekaTresor^	05/10/20	—	(7,278)
		—	*	Delphi Automotive PLC	04/11/19	—	(122)
		50		Deutsche Lufthansa AG	07/11/19	—	(125,324)
		40		Devon Energy Corp.	06/10/19 - 07/22/19	—	80,155
		4		Dfds A/S	06/11/19 - 06/17/19	—	6,324
		2		Diageo PLC	05/07/19	—	4,901
		15		Diamondback Energy, Inc.	12/05/18 - 07/22/19	—	(105,192)
		219		Distribuidora Internacional de Alimentacion SA	03/04/19 - 04/25/19	—	148,100
		1		Dollarama, Inc.	06/17/19	—	2,717
		29		Domino’s Pizza Enterprises Ltd.	06/29/18 - 07/11/19	—	(33,763)
		15		Don Quijote Holdings Co. Ltd.	05/01/19 - 05/13/19	—	4,650
		—	*	dorma+kaba Holding AG	09/14/18 - 10/19/18	—	12,081
		86		DS Smith PLC	07/22/19 - 07/22/19	—	8,327
		20		DSV A/S	06/29/18 - 12/27/18	—	(58,411)
		276		Dynasty Fine Wines Group Ltd.^	05/10/20	—	2,921
		58		E Fund Citi Chinese Government Bond 5-10 Years Index ETF^	05/10/20	—	(1,440)
		37		E.ON SE	07/11/19	—	(2,175)
		10		easyJet PLC	07/11/19	—	18,361
		287		Eaton Vance Corp.^	05/10/20	—	(7,080)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$9		EDP - Energias de Portugal SA	03/15/19	$—	$1,719
		15		Electrolux AB	07/26/18 - 12/17/18	—	8,838
		145		Element Financial Corp.	06/29/18 - 12/05/18	—	(71,297)
		10		Ellie Mae, Inc.	04/29/19 - 05/10/19	—	241,181
		65		Empire Co. Ltd. Class A	07/11/19	—	(60,919)
		11		Enbridge Income Fund Holdings, Inc.	04/29/19 - 06/17/19	—	3,464
		73		Encana Corp.	03/18/19 - 08/02/19	—	9,823
		7		Endesa SA	03/29/19	—	6,602
		46		Endo International PLC	10/19/18 - 11/13/18	—	(33,407)
		49		EnLink Midstream LLC	04/15/19 - 05/01/19	—	509
		29		Ensco PLC Class A	12/17/18 - 03/04/19	—	10,893
		56		Entegris, Inc.	02/19/19 - 03/18/19	—	125,129
		3		Envision Healthcare Corp.	03/04/19 - 06/10/19	—	17,615
		9		Erste Group Bank AG	07/16/18 - 03/15/19	—	13,702
		607		Etrion Corp.^	05/10/20	—	(8,630)
		—	*	Eurazeo SA	07/11/19 - 08/02/19	—	(1,208)
		106		EuroDollar Two-Year Mid-Curve 1st Weekly Options^	05/10/20	—	(4,008)
		2		Eurofins Scientific SE	09/27/18 - 07/22/19	—	56,115
		18		Evercore Partners, Inc. Class A	02/04/19 - 08/02/19	—	108,350
		320		Evraz PLC	01/23/19 - 04/29/19	—	47,575
		10		Exelixis, Inc.	09/27/18	—	4,995
		9		Experian PLC	07/11/19	—	(6,002)
		3		Exxon Mobil Corp.	07/06/18 - 08/09/18	—	(3,379)
		7		F5 Networks, Inc.	06/29/18 - 07/22/19	—	(44,999)
		—	*	Facebook, Inc. Class A	08/02/19	—	434
		3		Fairfax Financial Holdings Ltd.	11/13/18 - 05/24/19	—	(78,914)
		3		FANUC Corp.	05/13/19	—	(29,229)
		319		Federated Investors, Inc. Class B^	05/10/20	—	2,524
		53		Ferrovial SA	06/05/19 - 07/22/19	—	12,787
		93		Fiat Chrysler Automobiles NV	06/28/19 - 07/11/19	—	8,006
		39		Fila Korea Ltd.^	05/10/20	—	(1,063)
		1,224		Financial Engines, Inc.^	05/10/20	—	44,543
	EUR	584		FinecoBank Banca Fineco SpA^	05/10/20	—	10,891
		$7		Finisar Corp.	06/28/19	—	(2,470)
		5		First Citizens BancShares, Inc. Class A	10/09/18 - 11/13/18	—	(65,603)
		30		First Financial Bankshares, Inc.	01/10/19	—	8,747
		148		First Quantum Minerals Ltd.	03/18/19 - 06/28/19	—	(159,535)
		19		Fisher & Paykel Healthcare Corp. Ltd.	11/15/18	—	1,838
		273		Five Prime Therapeutics, Inc.	05/10/20	—	(6,804)
		11		FleetCor Technologies, Inc.	06/29/18 - 12/17/18	—	(62,311)
		5		Flight Centre Travel Group Ltd.	07/22/19	—	26
		25		Flowserve Corp.	07/11/19 - 07/22/19	—	127,377
		2		FLSmidth & Co. A/S	06/17/19	—	(4,623)
		70		Fortescue Metals Group Ltd.	09/04/18 - 02/04/19	—	35,931
		30		Fortinet, Inc.	02/19/19 - 08/02/19	—	(74,823)
		40		Fortum OYJ	07/11/19	—	733
		100		Franklin Resources, Inc.^	05/10/20	—	1,668
		87		Freehold Royalties Ltd^.	05/10/20	—	(7,227)
		11		Fresh Del Monte Produce, Inc.	11/13/18	—	(2,712)
		81		Fuji Electric Co Ltd	05/24/19 - 07/12/19	—	5,686
		262		Fujitsu Ltd.	07/02/18 - 07/27/18	—	37,943
		258		Fukuoka Financial Group, Inc.	05/20/19 - 05/24/19	—	30,284
		308		G4S PLC	03/18/19	—	18,914
	CHF	670		GAM Holding AG^	05/10/20	—	89,830
	GBP	14		Gastem, Inc.^	05/10/20	—	927
		34		Gatekeeper System, Inc.^	05/10/20	—	(2,763)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$2,238		Gazprom PAO^	05/10/20	$—	$(18,137)
		—	*	GEDI Gruppo Editoriale SpA	07/05/19	—	12
		1		General Dynamics Corp.	03/18/19	—	(3,701)
		36		General Motors Co.	03/18/19 - 05/10/19	—	17,113
		19		Genesee & Wyoming, Inc. Class A	05/23/19	—	61,529
		283		Genting Singapore PLC	03/06/19 - 06/28/19	—	26,647
		12		Genuine Parts Co.	08/02/19	—	(14,379)
		—	*	Georg Fischer AG	07/16/18 - 07/24/19	—	30,868
		2		George Weston Ltd.	03/18/19	—	(6,971)
		63		Getinge AB	05/10/19 - 07/22/19	—	(151,753)
		3		Gilead Sciences, Inc.	05/30/19	—	(17,097)
		31		Gjensidige Forsikring ASA	05/10/19 - 07/22/19	—	8,653
	GBP	28		Gladstone Capital Corp.^	05/10/20	—	(1,317)
		$4		GlaxoSmithKline PLC	07/11/19 - 08/02/19	—	(4,456)
	EUR	124		Global 2014 Bond^	05/10/20	—	2,482
		$18		Global Payments, Inc.	08/09/18 - 03/04/19	—	(74,963)
		40		GN Store Nord A/S	10/31/18 - 08/02/19	—	28,786
		366		Goldin Financial Holdings Ltd.^	05/10/20	—	1,324
	EUR	202		Goldman Sachs Strategy 669P^	05/10/20	—	20,464
		$13		Graco, Inc.	05/10/19 - 08/02/19	—	74,389
	GBP	32		Grawe osiguranje AD^	05/10/20	—	(3,142)
		$19		Greif, Inc. Class A	11/23/18 - 06/05/19	—	(16,048)
		6		Grifols SA	07/22/19	—	(3,432)
		14		GrubHub, Inc.	05/17/19 - 08/02/19	—	6,906
		79		GS Global Infrastructure Partners I LP^	05/10/20	—	(5,840)
	GBP	31		Gumi, Inc.^	05/10/20	—	(715)
		$95		GVC Holdings PLC	06/05/19 - 08/02/19	—	(40,978)
		29		H Lundbeck A/S	06/29/18 - 11/13/18	—	74,647
		48		H&R Block, Inc.	03/06/19 - 07/22/19	—	(47,386)
		121		Halma PLC	06/29/18 - 12/17/18	—	(16,651)
		51		Hamamatsu Photonics KK	07/02/18 - 01/15/19	—	(54,993)
		60		Hanesbrands, Inc.	01/10/19	—	(3,616)
		11		Hargreaves Lansdown PLC	07/22/19	—	11,553
	GBP	91		Hargreaves Lansdown PLC^	05/10/20	—	(7,828)
		$13		Harmonic Drive Systems, Inc.	05/30/19 - 06/06/19	—	(94,900)
		9		Hasbro, Inc.	04/15/19 - 06/28/19	—	(57,634)
		95		Haseko Corp.	06/28/19 - 07/24/19	—	31,135
		14		HCA Holdings, Inc.	04/15/19 - 04/29/19	—	(86,597)
		31		HD Supply Holdings, Inc.	06/17/19 - 07/22/19	—	(90,899)
		936		Health Care Select Sector SPDR Fund	12/31/99	—	(51,382)
		690		Healthscope Ltd.	06/29/18 - 03/04/19	—	(9,322)
		21		Helmerich & Payne, Inc.	04/15/19 - 06/17/19	—	60,226
		11		Hennes & Mauritz AB	06/29/18 - 08/09/18	—	8,293
		28		Hilton Grand Vacations, Inc.	06/17/19 - 06/28/19	—	(9,172)
		751		HIS Markit Ltd.^	05/10/20	—	50,308
		103		Hitachi Ltd.	07/02/18 - 04/15/19	—	59,531
		169		Hoeg LNG Holdings Ltd.^	05/10/20	—	(1,876)
		46		Home BancShares, Inc.	12/17/18 - 04/15/19	—	(10,083)
		115		Howden Joinery Group PLC	04/15/19 - 07/22/19	—	9,616
		2		Hoya Corp.	09/06/18	—	9,211
		34		HRG Group, Inc.	12/05/18 - 05/23/19	—	(30,683)
		1		HUGO BOSS AG	05/23/19 - 08/02/19	—	2,905
		10		Huhtamaki OYJ	04/15/19 - 08/02/19	—	10,205
		63		Huntsman Corp.	10/31/18 - 03/29/19	—	(633)
		22		Husky Energy, Inc.	11/19/18	—	9,245
		85		Hyatt Hotels Corp. Class A^	05/10/20	—	(6,115)
		1		IAC/InterActiveCorp	08/02/19	—	(2,032)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	EUR	—	*	Iberdrola SA^	05/31/20	$—	$39,762
		7		ICU Medical, Inc.	05/10/19 - 05/23/19	—	(4,309)
		72		Iida Group Holdings Co. Ltd.	05/24/19 - 07/24/19	—	(47,461)
		6		ILG, Inc.	07/22/19	—	5,147
		—	*	Iliad SA	06/29/18	—	(609)
		6		Imperial Oil Ltd.	03/29/19 - 07/11/19	—	(3,227)
		14		INC Research Holdings, Inc. Class A	05/23/19 - 06/05/19	—	(35,573)
		59		Inchcape PLC	07/16/18 - 01/10/19	—	36,406
		142		Incitec Pivot Ltd.	06/29/18 - 09/27/18	—	28,598
		—	*	Incyte Corp.	06/10/19	—	(9)
		1,320		Incyte Corp.^	05/10/20	—	38,009
		79		Indra, Inc.^	05/10/20	—	(6,120)
		4		Industria de Diseno Textil SA	04/25/19 - 06/28/19	—	3,418
		23		Industrial Alliance Insurance & Financial Services, Inc.	07/16/18 - 03/18/19	—	37,615
		1,129		Industrial Select Sector SPDR Fund	12/31/99	—	(22,969)
		42		Informa PLC	03/29/19	—	(24,269)
		64		Inmarsat PLC	05/23/19	—	(33,285)
	EUR	325		Innate Pharma SA^	05/10/20	—	6,488
		$93		Inox Wind Ltd.^	05/10/20	—	(4,969)
		16		Inpex Corp.	06/06/19 - 08/05/19	—	4,096
		22		Insulet Corp.	07/11/19	—	3,518
		9		Intact Financial Corp.	06/28/19 - 08/02/19	—	(950)
		26		Integra LifeSciences Holdings Corp.	03/18/19 - 05/10/19	—	130,849
		34		Interactive Brokers Group, Inc.	02/04/19 - 04/15/19	—	(81,386)
		937		Intercontinental Exchange, Inc.^	05/10/20	—	17,309
		3		InterContinental Hotels Group PLC	07/11/19	—	3,093
		4		InterDigital, Inc.	02/04/19	—	(14,274)
		65		International Consolidated Airlines Group SA	04/15/19 - 08/02/19	—	(29,337)
		57		International Game Technology PLC	07/26/18 - 08/06/18	—	43,860
		3		Intertek Group PLC	07/11/19	—	3,947
		31		InterXion Holding NV	05/10/19 - 07/11/19	—	(62,307)
		2		Intuit, Inc.	03/18/19 - 05/23/19	—	8,845
		—	*	Intuitive Surgical, Inc.	06/28/19	—	(2,402)
		232		Invesco Ltd.^	05/10/20	—	10,821
		117		Investec Bank PLC^	05/10/20	—	289
		164		Investec PLC	06/29/18 - 12/17/18	—	37,927
		37		IPH Ltd.^	05/10/20	—	(684)
		28		Isetan Mitsukoshi Holdings Ltd.	06/19/19	—	19
		8,100		iShares iBoxx USD High Yield Corporate Bond ETF§	09/20/17	—	(108,555)
		45		ISS A/S	06/29/18 - 03/15/19	—	56,011
		81		Isuzu Motors Ltd.	12/19/18 - 08/05/19	—	(94,945)
		68		Italgas SpA	06/28/19 - 08/02/19	—	(20,777)
		39		ITM Power PLC^	05/10/20	—	(853)
		76		ITV PLC	07/22/19	—	(2,093)
		274		IWG PLC	03/18/19 - 07/22/19	—	29,812
		2		Jack Henry & Associates, Inc.	03/18/19 - 06/17/19	—	3,458
		3		Jacobs Engineering Group, Inc.	06/28/19	—	(6,862)
		58		Jagged Peak Energy, Inc.	08/02/19	—	10,975
		63		James Hardie Industries PLC	06/28/19	—	(22,073)
		140		Janus Henderson Group PLC	12/18/17	—	(17,594)
		2		Japan Airlines Co. Ltd.	03/29/19	—	2,001
		9		Japan Airport Terminal Co. Ltd.	10/22/18 - 12/19/18	—	535
		716		Japan Asia Investment Co. Ltd.^	05/10/20	—	(90,363)
		34		JCDecaux SA	08/06/18 - 12/17/18	—	(52,911)
		155		JD Sports Fashion PLC	11/28/18 - 07/11/19	—	49,730
		11		Jeronimo Martins SGPS SA	08/09/18	—	(5,671)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$7	JetBlue Airways Corp.	08/02/19	$—	$575
		53	JGC Corp.	12/06/18 - 05/13/19	—	6,963
		12	John Bean Technologies Corp.	07/11/19	—	2,397
		22	John Wiley & Sons, Inc.	07/11/19 - 07/22/19	—	53,059
		126	John Wood Group PLC	10/31/18 - 01/10/19	—	15,114
		64	JTEKT Corp.	07/17/18 - 08/05/19	—	(45,238)
		28	Julius Baer Group Ltd.	08/06/18 - 11/13/18	—	103,785
		13	Juniper Networks, Inc.	08/02/19	—	2,745
		25	Jupiter Fund Management PLC	07/22/19	—	856
		177	Just Eat PLC	06/29/18 - 10/31/18	—	145,650
		7	K&S AG	06/10/19	—	8,597
		764	K’S Holdings Corp.^	05/10/20	—	31,002
		14	Kakaku.com, Inc.	01/24/19 - 03/07/19	—	(6,366)
		50	Kansai Paint Co. Ltd.	12/06/18 - 07/12/19	—	(9,892)
		1	Kao Corp.	06/28/19	—	1,125
		118	KAZ Minerals PLC	07/11/19 - 07/22/19	—	(214,942)
		208	Keihan Holdings Co. Ltd.	07/02/18 - 12/19/18	—	(58,633)
		17	Keyera Corp.	06/29/18 - 06/10/19	—	7,009
		29	Keysight Technologies, Inc.	07/11/19 - 07/22/19	—	(1,222)
		338	Kingfisher PLC	07/16/18 - 07/22/19	—	5,009
		129	Kintetsu Group Holdings Co. Ltd.	03/18/19 - 07/12/19	—	(9,373)
		10	Kirin Holdings Co. Ltd.	07/27/18 - 03/18/19	—	15,046
		715	KKR & Co. LP^	05/10/20	—	19,711
		357	KKR NR Investors I LP^	05/10/20	—	5,109
		1	KLA-Tencor Corp.	03/18/19	—	(5,239)
		278	Ko Yo Chemical Group Ltd.^	05/10/20	—	(5,593)
		26	Kohl’s Corp.	09/04/18 - 07/22/19	—	100,361
		32	Konami Holdings Corp.	07/02/18 - 05/01/19	—	(67,354)
		4	Kone OYJ	06/10/19	—	861
		26	Koninklijke Philips NV	06/29/18 - 08/02/19	—	50,017
	EUR	364	Ktrs Credit Fund LP^	05/10/20	—	(17,721)
		$9	Kurita Water Industries Ltd.	06/06/19	—	13,989
		8	Lancaster Colony Corp.	07/26/18 - 12/17/18	—	2,831
		17	Lazard Ltd. Class A	11/13/18	—	16,129
		13	Lear Corp.	06/29/18 - 02/19/19	—	1,600
		824	Legg Mason, Inc.^	05/10/20	—	15,750
		25	Leidos Holdings, Inc.	12/05/18 - 07/22/19	—	(9,826)
		3	Lenzing AG	05/23/19 - 07/11/19	—	17,298
		83	Leonardo SpA	02/19/19 - 04/15/19	—	5,515
		23	Liberty Broadband Corp.	06/29/18 - 01/23/19	—	(257,668)
		2	Liberty Expedia Holdings, Inc. Class A	07/11/19	—	3,208
		35	Liberty Global PLC Class C	07/22/19 - 08/02/19	—	21,850
		15	Liberty Interactive Corp QVC Group	05/10/19	—	11,060
		36	Liberty Media Corp-Liberty Formula One	06/05/19	—	(40,313)
		20	Liberty Ventures	07/11/19	—	(132,895)
		6	Linamar Corp.	07/22/19	—	4,429
		33	LINE Corp.	05/13/19 - 07/12/19	—	(86,858)
		14	Lion Corp.	07/06/18 - 08/10/18	—	16,361
		32	Live Nation Entertainment, Inc.	03/18/19 - 06/17/19	—	69,982
		24	Logitech International SA Class A	08/09/18 - 11/13/18	—	(47,015)
		13	LogMeIn, Inc.	05/17/19 - 07/11/19	—	(47,592)
		49	Louisiana-Pacific Corp.	02/19/19 - 06/28/19	—	(12,829)
		2	Lumentum Holdings, Inc.	06/10/19	—	(5,535)
		196	Lundin Mining Corp.	08/07/18 - 12/17/18	—	209,753
		61	Lundin Petroleum AB	11/13/18 - 04/29/19	—	(171,067)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$37		LVII Resecuritization Trust^	05/10/20	$—	$(817)
		48		M3, Inc.	02/21/19 - 03/18/19	—	(2,118)
		26		MACOM Technology Solutions Holdings, Inc.	03/04/19 - 06/17/19	—	(2,097)
		2		Macquarie Group Ltd.	05/30/19 - 07/22/19	—	(844)
		15		Macquarie Infrastructure Corp.	06/28/19 - 07/22/19	—	15,550
		16		Magna International, Inc.	06/29/18 - 11/13/18	—	(1,146)
		31		Mallinckrodt PLC	06/29/18 - 04/29/19	—	52,336
		4		Manhattan Associates, Inc.	05/30/19	—	(12,749)
		19		ManpowerGroup, Inc.	09/04/18 - 06/10/19	—	(165,738)
		42		Maple Leaf Foods, Inc.	03/04/19 - 03/18/19	—	91,667
		11		Marine Harvest ASA	03/15/19	—	12,019
		41		Marks & Spencer Group PLC	07/11/19	—	644
		8		Marriott Vacations Worldwide Corp.	05/23/19 - 06/05/19	—	8,087
		5		Martin Marietta Materials, Inc.	02/19/19 - 03/04/19	—	(6,635)
		91		Marui Group Co. Ltd.	07/02/18 - 01/15/19	—	21,017
		41		Maruichi Steel Tube Ltd.	07/02/18 - 01/15/19	—	(36,411)
		42		Marvell Technology Group Ltd.	06/17/19 - 07/22/19	—	(28,270)
		15		Masimo Corp.	03/04/19 - 05/30/19	—	26,107
		25		MasTec, Inc.	03/04/19 - 05/23/19	—	12,908
		115		MatrixView Ltd.^	05/10/20	—	(3,083)
		62		Mattel, Inc.	02/04/19 - 05/10/19	—	53,949
		10		MAXIMUS, Inc.	05/10/19 - 07/22/19	—	(10,452)
	GBP	47		Mebelsystem AD^	05/10/20	—	2,448
		$97		Mediaset Espana Comunicacion SA	07/02/18 - 08/02/19	—	54,002
		261		Mediaset SpA	03/04/19 - 03/29/19	—	26,134
		37		Mediclinic International PLC	02/19/19 - 04/25/19	—	(4,229)
		27		Medipal Holdings Corp.	07/02/18 - 08/05/19	—	5,059
		2		Medtronic PLC	03/18/19	—	8,978
		11		Melia Hotels International SA	04/15/19 - 07/11/19	—	4,993
		4		MercadoLibre, Inc.	10/19/18 - 05/23/19	—	62,471
		6		Merck & Co., Inc.	07/22/19	—	(8,067)
		1,589		Merck & Co., Inc.^	05/10/20	—	26,560
		8		Metro Bank PLC	07/11/19	—	(6,330)
		—	*	Mettler-Toledo International, Inc.	06/29/18 - 08/09/18	—	(14,364)
		2		Michael Kors Holdings Ltd.	07/11/19	—	6,322
	EUR	953		Michelin (CGDE)^	05/10/20	—	(46,347)
		$7		Micron Technology, Inc.	03/18/19	—	23,001
		4		MISUMI Group, Inc.	07/24/19	—	(2,289)
		36		Mitsubishi Electric Corp.	05/24/19	—	35,345
		18		Mitsubishi Gas Chemical Co., Inc.	06/28/19	—	22,737
		211		Mitsubishi Motors Corp.	03/06/19 - 04/15/19	—	(145,393)
		29		Mitsubishi UFJ Financial Group, Inc.	03/18/19 - 04/12/19	—	5,009
		170		Mitsubishi UFJ Lease & Finance Co. Ltd.	07/02/18 - 07/24/19	—	(3,129)
		37		Mixi, Inc.	01/11/19 - 01/15/19	—	30,296
		16		Molina Healthcare, Inc.	01/10/19 - 07/11/19	—	(69,700)
		53		MonotaRO Co. Ltd.	07/06/18 - 11/01/18	—	(50,036)
		14		MSA Safety, Inc.	06/05/19 - 06/28/19	—	(1,428)
		3,692		MSCI AC World Daily TR Gross Auto Components USD^	05/10/20	—	(48,020)
		2,455		MSCI Daily TR Gross EMU USD^	05/10/20	—	(66,917)
		735		MSCI Daily TR World Gross Automobiles USD^	05/10/20	—	(10,876)
		1,478		MSCI US Diversified Financial Index^	05/10/20	—	(23,104)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$5,865		MSCI World Pharmaceuticals Net Total Return Index^	05/10/20	$—	$(47,524)
		5		Nabors Industries Ltd.	04/15/19	—	(907)
		561		NAPEC, Inc.^	05/10/20	—	(9,771)
		16		National Beverage Corp.	03/18/19	—	(23,820)
		78		Navient Corp.	05/10/19 - 08/02/19	—	135,517
		24		Navistar International Corp.	08/02/19	—	(7,293)
		5		NCR Corp.	05/06/19 - 06/28/19	—	(16,420)
		46		Nektar Therapeutics	03/29/19 - 08/02/19	—	(41,917)
		3		Nestle SA	06/29/18 - 08/09/18	—	(6,734)
		10		Netflix, Inc.	12/12/18 - 04/29/19	—	(226,749)
		4		Neurocrine Biosciences, Inc.	03/18/19	—	(6,544)
		37		Newfield Exploration Co.	04/15/19 - 07/22/19	—	79,337
		87		News Corp. Class A	06/05/19	—	96,611
		148		NEX Group PLC	05/23/19	—	121,815
		44		NGK Spark Plug Co. Ltd.	09/28/18 - 07/24/19	—	8,645
		149		Nibe Industrier AB	10/31/18 - 03/04/19	—	17,471
		17		Nice Ltd.	03/18/19	—	76,585
		1		Nifco, Inc.	07/24/19	—	(324)
		18		Nihon M&A Center, Inc.	05/24/19	—	(61,701)
		1,221		Nike, Inc. Class Bµ	12/31/99	—	(120,650)
		70		Nikon Corp.	09/28/18 - 07/24/19	—	86,120
		6		Nintendo Co. Ltd.	08/10/18 - 03/06/19	—	(121,338)
		20		Nippon Paint Holdings Co. Ltd.	07/24/19 - 08/05/19	—	(4,758)
		4		Nippon Telegraph & Telephone Corp.	04/12/19	—	9,372
		635		Nippon Yusen KK	06/06/19 - 06/28/19	—	13,394
		39		Nissan Chemical Industries Ltd.	07/17/18 - 05/01/19	—	9,350
		5		NOK Corp.	07/24/19	—	2,531
		36		Nokian Renkaat OYJ	06/29/18 - 12/17/18	—	73,936
		3		Nomura Research Institute Ltd.	03/29/19	—	(2,820)
		11		Nordea Bank AB	06/10/19	—	9,469
		224		Norsk Hydro ASA	07/16/18 - 11/13/18	—	62,020
		14		Northern Trust Corp.	06/29/18 - 06/28/19	—	(148,897)
		1		Northrop Grumman Corp.	03/18/19	—	(718)
		16		Novartis AG	04/15/19	—	(48,589)
	CHF	988		Novartis AG^	05/10/20	—	37,279
		$7		Novo Nordisk A/S	06/29/18 - 11/19/18	—	1,003
		44		NRG Energy, Inc.	06/17/19 - 07/11/19	—	157,178
		26		NTT Data Corp.	07/02/18 - 07/03/19	—	1,050
		11		NTT DOCOMO, Inc.	10/22/18	—	(664)
		18		Nu Skin Enterprises, Inc.	07/22/19 - 08/02/19	—	4,248
		32		Numericable-SFR SA	10/19/18 - 06/28/19	—	(104,858)
		30		Nutanix, Inc.	07/22/19	—	65,395
		1		NVIDIA Corp.	05/17/19	—	74
		81		Nymex Palladium^	05/10/20	—	3,757
		14		Oasis Petroleum, Inc.	02/04/19 - 03/06/19	—	(1,094)
		69		OCI NV	10/09/18 - 02/19/19	—	136,837
		197		Office Depot, Inc.	07/22/19	—	(9,764)
		227		Oji Holdings Corp.	02/21/19 - 05/13/19	—	3,718
		2		Omnicom Group, Inc.	06/17/19	—	(3,770)
		31		OMV AG	10/31/18 - 03/04/19	—	74,867
		272		OncoCyte Corp.^	05/10/20	—	7,491
		42		OneMain Holdings, Inc.	04/29/19	—	56,861
		9		Onex Corp.	03/18/19 - 06/28/19	—	19,108
		37		Open Text Corp.	05/24/19	—	(50,651)
		—	*	Oracle Corp.	01/24/19	—	686
		78		Origin Energy Ltd.	06/28/19 - 07/11/19	—	11,030
		3		Orkla ASA Class A	06/28/19	—	(558)
		3		Orpea	04/29/19	—	(5,892)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$45		Osaka Gas Co. Ltd.	03/18/19	$—	$4,758
		1		Otsuka Corp.	07/12/19 - 07/24/19	—	4,174
		44		Owens-Illinois, Inc.	08/02/19	—	(1,198)
		3		PACCAR, Inc.	06/28/19	—	268
		5		Panalpina Welttransport Holding AG	04/29/19 - 07/22/19	—	59,889
		7		Pandora A/S	06/17/19	—	(83,108)
		105		Pandora Media, Inc.	09/04/18 - 02/04/19	—	21,975
		50		Parsley Energy, Inc. Class A	07/02/18 - 08/09/18	—	(64,787)
		2		Partners Group Holding AG	06/29/18 - 03/29/19	—	(35,128)
		53		Patterson-UTI Energy, Inc.	05/17/19 - 06/05/19	—	35,939
		172		Paysafe Group PLC	07/11/19	—	150,279
		18		PDC Energy, Inc.	03/18/19 - 06/17/19	—	(56,083)
		3		Pembina Pipeline Corp.	06/10/19	—	2,975
		4		Penske Automotive Group, Inc.	07/11/19	—	2,913
		13		Penumbra, Inc.	06/28/19	—	71,665
		1		PepsiCo, Inc.	03/29/19	—	2,591
		6		PeptiDream, Inc.	06/19/19 - 07/24/19	—	(8,286)
		27		Persimmon PLC	01/23/19 - 08/02/19	—	53,569
		117		Petrofac Ltd.	11/23/18 - 05/10/19	—	14,232
		89		Peugeot SA	06/29/18 - 10/19/18	—	(16,528)
		—	*	Philip Morris International, Inc.	06/17/19 - 06/28/19	—	378
		8		Pilgrim’s Pride Corp.	04/29/19 - 05/10/19	—	21,553
		63		Platform Specialty Products Corp.	03/29/19 - 06/05/19	—	68,707
		6		Pola Orbis Holdings, Inc.	04/12/19 - 07/24/19	—	8,641
		2		Pool Corp.	08/02/19	—	390
		23		Porsche Automobil Holding SE	05/17/19 - 06/28/19	—	79,117
		277		PPG Industries, Inc.	05/10/20^	—	(3,929)
		15		PRA Health Sciences, Inc.	09/04/18 - 07/22/19	—	(34,711)
		61		PrairieSky Royalty Ltd.	06/29/18 - 07/26/18	—	(157,724)
		32		Premier Inc	05/10/19 - 07/22/19	—	37,550
		33		Provident Financial PLC	06/29/18 - 03/18/19	—	85,127
		1		Puma Biotechnology, Inc.	06/28/19	—	(8,370)
		8		PVH Corp.	03/29/19 - 06/05/19	—	60,799
		513		Qantas Airways Ltd.	06/29/18 - 11/23/18	—	(72,975)
		149		Qube Holdings Ltd.	06/28/19 - 07/11/19	—	(15,910)
		45		Quebecor, Inc. Class B	06/29/18 - 10/31/18	—	17,109
		2		Quest Diagnostics, Inc.	05/10/19 - 06/10/19	—	(230)
		9		Raiffeisen Bank International AG	06/29/18 - 08/02/19	—	37,508
		7		Rakuten, Inc.	07/06/18 - 08/05/19	—	(3,822)
		28		REA Group Ltd.	06/29/18 - 12/17/18	—	(157,840)
		2		Reckitt Benckiser Group PLC	07/11/19	—	(4,319)
		11		Red Hat, Inc.	03/18/19 - 07/22/19	—	(67)
	GBP	27		Redde PLC^	05/10/20	—	(2,453)
		$9		Regal Beloit Corp.	05/23/19 - 07/11/19	—	(6,394)
		8		RELX PLC	07/11/19	—	5,043
		2		Renault SA	05/30/19	—	9,130
		82		Renesas Electronics Corp.	07/24/19 - 08/05/19	—	(20,788)
		19		Restaurant Brands International, Inc.	07/22/19 - 08/02/19	—	18,425
		5		Rheinmetall AG	06/17/19 - 07/22/19	—	(4,466)
		32		Rightmove PLC	06/29/18 - 05/30/19	—	46,246
		5		Rio Tinto Ltd.	07/16/18 - 08/09/18	—	(11,308)
		45		Ritchie Bros Auctioneers, Inc.	06/29/18 - 08/17/18	—	(38,126)
		18		RLI Corp.	07/26/18 - 10/19/18	—	(75,665)
		31		Robert Half International, Inc.	12/24/18 - 04/15/19	—	(121,833)
		—	*	Roche Holding AG	06/28/19	—	339
		1		Rockwell Automation, Inc.	04/11/19	—	(898)
		4		Rogers Communications, Inc. Class B	04/25/19	—	13,937

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$5		Rollins, Inc.	03/18/19	$—	$10,324
		2		Rolls-Royce Holdings PLC	07/22/19	—	(710)
		3		Ross Stores, Inc.	06/10/19 - 07/22/19	—	3,655
		210		Royal Bank of Scotland Group PLC	08/09/18 - 07/22/19	—	6,215
		133		RPC Group PLC	06/29/18 - 02/27/19	—	(181,802)
		1,413		Russell U.S. Value Fund^	05/10/20	—	(18,374)
		16		Ryder System, Inc.	08/02/19	—	1,544
		1,590		S&P 500 Pure Growth Total Return Index^	05/10/20	—	(41,158)
		9		Saab AB	03/04/19 - 06/28/19	—	(37,968)
		33		Sabre Corp.	07/22/19 - 08/02/19	—	(15,675)
		87		SAF Magellan AD^	05/10/20	—	(338)
		17		Saipem SpA	05/30/19	—	(1,844)
		24		Salmar ASA	06/29/18 - 11/13/18	—	34,154
		18		Salvatore Ferragamo SpA	12/05/18 - 06/28/19	—	(42,299)
	GBP	181		Sanne Group PLC^	05/10/20	—	18,860
		$14		Sanofi	04/29/19 - 06/17/19	—	27,806
		5		Saputo, Inc.	03/18/19	—	11,752
		14		Sartorius AG	05/23/19 - 06/17/19	—	168,076
		101		SBI Holdings, Inc.	01/15/19	—	67,957
		48		Schibsted ASA	05/10/19 - 06/28/19	—	34,540
	EUR	241		Schrode ISF Global Multi-Asset^	05/10/20	—	2,730
	GBP	79		Schroders PLC^	05/10/20	—	(7,068)
		$8		Science Applications International Corp.	06/28/19	—	17,148
		15		Scientific Games Corp. Class A	08/02/19	—	(14,826)
		20		SCREEN Holdings Co. Ltd.	05/30/19 - 07/12/19	—	(12,990)
		6		Seagate Technology PLC	10/19/18 - 07/11/19	—	(40,325)
		631		Seahawk Ventures, Inc.^	05/10/20	—	7,118
		4		Sealed Air Corp.	06/17/19	—	(9,734)
		10		SEB SA	03/04/19 - 05/06/19	—	21,644
		2		Secom Co. Ltd.	07/24/19	—	(867)
	GBP	30		Sector 10, Inc.^	05/10/20	—	(2,975)
		$8		SEEK Ltd.	06/17/19	—	3,981
		3		SEI Investments Co.	03/18/19	—	4,805
		310		SEI Investments Co.^	05/10/20	—	(11,572)
		72		Seibu Holdings, Inc.	08/08/18 - 03/18/19	—	18,626
		33		Sekisui Chemical Co. Ltd.	07/12/19 - 08/05/19	—	20,240
		84		SemiLEDs Corp.^	05/10/20	—	2,521
		32		ServiceMaster Global Holdings, Inc.	05/10/19 - 05/23/19	—	(136,618)
		352		Seven Bank Ltd.	07/02/18	—	(92,255)
		312		Seven Bank Ltd.^	05/10/20	—	(7,433)
		18		Seven Generations Energy Ltd.	07/22/19	—	16,664
		611		Seven Up Bottling Co. PLC^	05/10/20	—	(15,830)
		5		SFR Group SA	10/19/18 - 06/28/19	—	(16,226)
		—	*	SGS SA	06/17/19	—	(15,444)
		9		Shaw Communications, Inc.	06/29/18 - 05/17/19	—	6,305
		459		Shenzhen Infogem Technologies Co. Ltd.^	05/10/20	—	22,747
		11		Shimamura Co. Ltd.	01/15/19 - 07/12/19	—	52,401
		8		Shimano, Inc.	07/02/18 - 03/18/19	—	96,808
		1		Shopify, Inc.	02/04/19 - 08/02/19	—	633
		19		Shopify, Inc. Class A	02/04/19 - 08/02/19	—	40,767
		5		Showa Denko KK	06/28/19	—	10,608
		8		Signature Bank	06/05/19 - 08/02/19	—	(13,325)
		17		Signet Jewelers Ltd.	06/17/19	—	(30,027)
		750		Silver Sands Fund II LLC^	05/10/20	—	(9,324)
		25		Singapore Airlines Ltd.	06/19/19 - 08/05/19	—	9,796

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$32		Singapore Exchange Ltd.	03/18/19	$—	$9,151
		167		Singapore Technologies Engineering Ltd.	05/24/19 - 07/12/19	—	24,764
		97		Singapore Telecommunications Ltd.	06/19/19 - 07/12/19	—	4,343
		37		Sirius XM Holdings, Inc.	03/18/19 - 05/17/19	—	16,711
		75		Skylark Co. Ltd.	03/18/19 - 05/01/19	—	18,289
		2		Skyworks Solutions, Inc.	03/29/19	—	5,420
		56		Smith & Nephew PLC	04/29/19 - 07/11/19	—	16,532
		9		Smiths Group PLC	07/11/19	—	(6,896)
		1,688		Social Capital Ventures, Inc.^	05/10/20	—	(22,467)
		6		Software AG	06/28/19	—	(2,276)
		9		Sohgo Security Services Co. Ltd.	10/11/18 - 03/18/19	—	15,575
		135		South32 Ltd.	06/29/18 - 07/26/18	—	23,764
		145		Southwestern Energy Co.	05/10/19 - 06/19/19	—	(13,630)
		52		Spark New Zealand Ltd.	11/15/18	—	993
		6,457		SPDR S&P 500 ETFµ	12/31/99	—	(158,976)
		111		Spectrasite Holdings, Inc.^	05/10/20	—	875
	GBP	511		SpeedCast International Ltd.^	05/10/20	—	(73,611)
		$287		Spirent Communications PLC^	05/10/20	—	19,250
		22		Spirit Airlines, Inc.	06/28/19 - 07/11/19	—	313,290
		22		Sprint Corp.	04/25/19 - 06/17/19	—	5,455
		45		Square Enix Holdings Co. Ltd.	03/29/19 - 07/12/19	—	62,116
		8		Square, Inc.	05/30/19	—	(1,107)
		804		SS&C Technologies Holdings, Inc.^	05/10/20	—	(207)
		25		SSAB AB	07/11/19	—	1,935
		43		SSE PLC	05/23/19 - 06/10/19	—	(5,543)
		11		St James’s Place PLC	07/22/19	—	2,044
		1,910		Standard & Poor’s 500 Index^	05/10/20	—	(33,738)
		107		StarInest Group, Inc.^	05/10/20	—	(1,875)
		58		Start Today Co. Ltd.	01/24/19 - 07/12/19	—	246,228
		106		State Street Corp.^	05/10/20	—	(1,976)
		10		Statoil ASA	05/20/19	—	17,199
		190		Steel Vault Corp.^	05/15/20	—	(4,422)
		48		Sterling Bancorp	04/29/19 - 06/17/19	—	7,205
		122		STMicroelectronics NV	06/29/18 - 07/26/18	—	149,130
		—	*	Straumann Holding AG	05/17/19	—	25
		105		Subsea 7 SA	07/16/18 - 01/10/19	—	54,494
		41		Suedzucker AG	06/28/19	—	35,007
		89		Sumco Corp.	11/09/18 - 07/24/19	—	(12,115)
		4		Sumitomo Chemical Co. Ltd.	07/17/18 - 07/19/18	—	565
		95		Sumitomo Metal Mining Co. Ltd.	03/29/19 - 05/24/19	—	(149,363)
		—	*	Sumitomo Mitsui Financial Group, Inc.	04/12/19	—	41
		3		Summit Materials, Inc. Class A	07/22/19	—	(1,510)
		4		Suncor Energy, Inc.	05/17/19 - 08/02/19	—	12,034
		1		Suntory Beverage & Food Ltd.	07/12/19	—	2,576
		42		Suzuken Co. Ltd.	07/02/18 - 11/14/18	—	46,492
		98		Svenska Handelsbanken AB	04/11/19 - 05/31/19	—	10,489
		52		Swedbank AB	05/31/19 - 06/28/19	—	(20,925)
		2		Swedish Match AB	04/11/19	—	(323)
		411		Swift Transportation Co.^	05/10/20	(695)	(6,062)
		—	*	Swisscom AG	03/15/19 - 05/06/19	—	2,615
		47		Symantec Corp.	06/05/19 - 07/11/19	—	(50,061)
		897		Syndax Pharmaceuticals, Inc.^	05/10/20	—	(8,332)
		229		T. Rowe Price Group, Inc.^	05/10/20	—	(16,868)
		102		Taiyo Nippon Sanso Corp.	03/29/19 - 07/24/19	—	(56,345)
		20		Takashimaya Co. Ltd.	07/12/19	—	3,441
		25		Targa Resources Corp.	06/28/19	—	(7,551)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$2		Taro Pharmaceutical Industries Ltd.	12/12/18 - 02/19/19	$—	$(3,044)
		52		Tate & Lyle PLC	07/11/19 - 07/22/19	—	3,587
		505		TCL Corp.^	05/10/20	—	14,547
		182		TDC A/S	07/22/19	—	27,144
		13		Tech Data Corp.	12/17/18 - 12/24/18	—	(51,431)
		4,433		Technology Select Sector SPDR Fund	12/31/99	—	(88,298)
		165		Tele2 AB	06/29/18 - 12/03/18	—	(157,810)
		24		Telefonaktiebolaget LM Ericsson Class B	06/10/19	—	23,079
		50		Telenor ASA	12/05/18 - 03/15/19	—	129,489
		1		Teleperformance	07/22/19	—	(3,641)
		41		Telephone & Data Systems, Inc.	06/05/19	—	47,921
		1		Temenos Group AG	06/29/18 - 09/27/18	—	5,333
		17		Tempur Sealy International, Inc.	08/02/19	—	13,630
		20		Tenaris SA	03/18/19 - 07/22/19	—	32,178
		58		Teradata Corp.	06/29/18 - 11/13/18	—	169,921
		23		Teradyne, Inc.	06/29/18 - 01/09/19	—	35,836
		610		Tesaro, Inc.^	05/10/20	—	(22,929)
		5		Tesla Motors, Inc.	12/17/18 - 03/06/19	—	30,649
		1		Tesla, Inc.	12/17/18 - 03/06/19	—	4,767
		1		Texas Capital Bancshares, Inc.	04/29/19 - 05/10/19	—	(143)
		125		The Bank of Kyoto Ltd.	12/19/18 - 07/24/19	—	16,855
		1,139		The Bank of New York Mellon Corp.^	05/10/20	—	(15,858)
		20		The Brink’s Co.	05/10/19 - 05/23/19	—	183,129
		38		The Chemours Co.	11/19/18 - 01/10/19	—	178,964
		107		The Chugoku Electric Power Co., Inc.	06/19/19 - 07/24/19	—	(19,285)
		1		The Gap. Inc.	06/28/19	—	3,552
		1,865		The Goodyear Tire & Rubber Co.	05/10/20	—	(216,563)
		29		The Hain Celestial Group, Inc.	06/28/19	—	(166,139)
		1		The Home Depot, Inc.	03/18/19 - 03/29/19	—	(3,598)
		100		The Kansai Electric Power Co., Inc.	12/06/18 - 07/24/19	—	53,732
		27		The Medicines Co.	05/10/19 - 05/23/19	—	(9,499)
		6		The Michaels Cos., Inc.	06/05/19 - 08/02/19	—	4,104
		9		The Middleby Corp.	06/29/18 - 06/28/19	—	(78,582)
		7		The Mosaic Co.	07/22/19	—	1,949
		2,322		The NASDAQ Biotechnology TR Index^	05/10/20	—	(67,407)
		38		The New York Times Co. Class A	08/02/19	—	(21,876)
		3		The Procter & Gamble Co.	06/29/18 - 08/09/18	—	14,276
		3		The TJX Cos., Inc.	06/10/19 - 06/28/19	—	3,509
	GBP	10		The UBS ETFs PLC^	05/10/20	—	604
		$2		The Walt Disney Co.	03/18/19 - 06/28/19	—	10,866
		69		The Weir Group PLC	09/14/18 - 03/15/19	—	(47,738)
		—	*	Thermo Fisher Scientific Inc	05/10/19 - 07/11/19	—	1,638
		33		thyssenkrupp AG	07/22/19	—	24,397
		285		Tobii AB^	05/10/20	—	(4,212)
		14		Tohoku Electric Power Co., Inc.	03/18/19	—	6,123
		10		Tokyo Broadcasting System Holdings, Inc.	03/29/19	—	16,117
		321		Tokyo Electric Power Co. Holdings, Inc.	07/02/18 - 07/27/18	—	26,284
		88		Tosoh Corp.	05/24/19 - 06/19/19	—	95,856
		12		Total System Services, Inc.	08/02/19	—	(3,106)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$889		Town of Plainfield^	05/10/20	$—	$(25,822)
		16		Toyota Industries Corp.	06/19/19 - 08/05/19	—	48,545
		211		TPG Telecom Ltd.	06/29/18 - 07/11/19	—	(33,662)
		22		Tractor Supply Co.	05/23/19 - 06/28/19	—	(133,182)
		561		TransAtlantic Petroleum Ltd.^	05/10/20	—	(9,903)
		4		TransDigm Group, Inc.	06/29/18 - 05/06/19	—	(30,718)
		94		Transocean Ltd.	06/05/19 - 07/11/19	—	54,552
		41		Treasury Wine Estates Ltd.	07/22/19	—	9,100
		24		Trend Micro, Inc.	05/13/19	—	(18,011)
		79		Trinidad Generation Unlimited	05/10/20	—	(6,035)
		27		TripAdvisor, Inc.	03/04/19 - 08/02/19	—	(42,923)
		—	*	Trisura Group Ltd.	06/24/19	—	(36)
		29		Trivago NV Class A	07/22/19 - 07/24/19	—	(63,544)
		48		Tryg A/S	12/17/18 - 07/22/19	—	(21,837)
		2		Tsuruha Holdings, Inc.	03/18/19 - 08/05/19	—	(1,850)
		861		TV Azteca SAB^	05/10/20	—	14,938
		16		Twilio, Inc. Class A	02/19/19	—	4,750
		5		Tyler Technologies, Inc.	06/29/18 - 12/17/18	—	17,579
		24		Ubiquiti Networks, Inc.	03/29/19 - 05/23/19	—	(56,837)
		1		Ubisoft Entertainment SA	06/05/19	—	6,542
		468		UJI A/S^	05/10/20	—	17,044
		1		Ulta Salon Cosmetics & Fragrance, Inc.	03/18/19	—	(6,443)
		2		Ultragenyx Pharmaceutical, Inc.	03/18/19	—	(5,846)
		7		Unicharm Corp.	05/30/19 - 06/28/19	—	3,741
		11		UniCredit SpA	05/06/19	—	2,296
	GBP	69		Union Electric Co.^	05/10/20	—	7,216
		$125		Unione di Banche Italiane SpA	07/11/19 - 08/02/19	—	(26,483)
		19		Unipol Gruppo Finanziario SpA	06/05/19	—	1,324
		30		United States Cellular Corp.	12/24/18 - 05/23/19	—	20,394
		2		United Therapeutics Corp.	06/29/18 - 08/09/18	—	(3,450)
		50		United Utilities Group PLC	07/22/19	—	(20,142)
		2		UnitedHealth Group, Inc.	05/10/19 - 07/11/19	—	(8,661)
		2		Universal Display Corp.	02/04/19	—	(11,369)
		28		US Silica Holdings, Inc.	11/19/18 - 12/05/18	—	66,151
		22		USG Corp	08/02/19	—	13
		3		USS Co. Ltd.	06/10/19	—	2,023
		6		Vail Resorts, Inc.	05/10/19 - 07/11/19	—	(25,396)
		61		Valeant Pharmaceuticals International, Inc.	04/11/19 - 06/05/19	—	(22,704)
		15		Valero Energy Corp.	12/24/18 - 07/22/19	—	16,183
		67		Vallourec SA	01/10/19	—	8,280
	EUR	474		Value Convergence Holdings Ltd.^	05/10/20	—	22,014
		$2		Vedanta Resources PLC	12/24/18	—	86,849
		2		Veeva Systems, Inc. Class A	06/17/19	—	(533)
		1		Vertex Pharmaceuticals, Inc.	04/25/19	—	21,817
		18		Vestas Wind Systems A/S	09/04/18 - 03/15/19	—	49,310
		19		ViaSat, Inc.	07/16/18 - 03/29/19	—	(44,131)
		13		Vifor Pharma AG	05/24/19 - 05/24/19	—	(37,341)
		54		Virtu Financial, Inc. Class A	08/02/19	—	(18,667)
		72		Vistra Energy Corp.	07/22/19	—	26,367
	CHF	376		Vitec Holdings Co. Ltd.^	05/10/20	—	13,043
		$2		VMware, Inc. Class A	03/18/19 - 06/17/19	—	8,057
		1		Volkswagen AG	05/17/19 - 07/22/19	—	15,908
		12		Volvo AB Class B	04/11/19	—	10,118
		34		Voya Financial, Inc.	06/29/18 - 06/05/19	—	70,104
		9		Vulcan Materials Co.	06/29/18 - 03/29/19	—	26,786
		58		VWR Corp.	07/06/18 - 12/17/18	—	(4,671)
		17		Wabtec Corp.	03/18/19 - 03/29/19	—	294,256
		7		Wacker Chemie AG	06/05/19 - 06/28/19	—	93,923
		939		Wal-Mart Stores, Inc.µ	12/31/99	—	(21,177)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)		$235		Weatherford International PLC	07/02/18 - 06/17/19	$—	$(140,951)
		10		WellCare Health Plans, Inc.	06/29/18 - 06/17/19	—	(63,311)
		3		Wells Fargo & Co.	03/29/19 - 06/28/19	—	4,308
		86		West 14 Development LLC^	05/10/20	—	(4,601)
		25		West Fraser Timber Co. Ltd.	12/17/18 - 05/24/19	—	106,364
		69		Wheaton Precious Metals Corp.	06/29/18 - 07/11/19	—	(61,490)
		29		Williams-Sonoma, Inc.	03/29/19 - 07/22/19	—	33,771
		563		Wilson Therapeutics AB^	05/10/20	—	(5,450)
		15		Wintrust Financial Corp.	04/29/19 - 07/22/19	—	(29,347)
		728		WisdomTree Investments, Inc.^	05/10/20	—	(10,310)
		11		Wix.com Ltd.	05/01/19 - 06/17/19	—	(133,950)
		—	*	Wolseley PLC	07/22/19	—	(51)
		29		World Fuel Services Corp.	06/29/18 - 09/04/18	—	(180,713)
		25		Worthington Industries, Inc.	02/04/19 - 07/11/19	—	(53,717)
		27		WPP PLC	07/26/18 - 07/11/19	—	4,104
		90		WPX Energy, Inc.	05/30/19 - 07/11/19	—	(106,412)
		34		Wright Medical Group NV	03/29/19 - 04/15/19	—	22,769
		20		WSP Global, Inc.	03/18/19	—	(22,446)
		171		Wynn Resorts Ltd.^	03/18/19	—	579
		25		Xerox Corp.	06/17/19	—	104,903
		119		Xinjiang Tianye Water Saving Irrigation System Co. Ltd.^	05/10/20	—	12,309
	EUR	215		Xinjiang West Real Estate Development Co. Ltd.^	05/10/20	—	(4,898)
		$27		XL Group Ltd.	08/02/19	—	27,345
		173		Yahoo Japan Corp.	06/28/19 - 08/05/19	—	(26,290)
		114		Yamada Denki Co. Ltd.	02/04/19 - 03/06/19	—	40,641
		16		Yamaguchi Financial Group, Inc.	07/24/19	—	(4,095)
		24		Yamazaki Baking Co. Ltd.	07/12/19 - 08/05/19	—	9,549
		4		Yara International ASA	07/11/19	—	2,467
		12		Yoox Net-A-Porter Group SpA	06/17/19	—	(48,462)
		23		Zardoya Otis SA	06/28/19	—	(6,468)
		24		Zendesk, Inc.	08/02/19	—	18,103
	CHF	378		Zenit Agroholding AD^	05/10/20	—	14,261
		4		Zillow Group, Inc. Class C	06/17/19	—	(3,386)
		21		Zions Bancorp	06/29/18 - 07/26/18	—	10,557
		39		Zodiac Aerospace	03/18/19 - 05/30/19	—	(93,008)
		45		Zynga, Inc. Class A	07/11/19	—	(1,342)
Morgan Stanley & Co.		257		2U, Inc.	12/18/17	—	(89,999)
		327		4X Global Partners LP^	05/15/20	—	(4,588)
		6		Aduro Biotech, Inc.^	05/15/20	—	(119)
		117		Advanced Drainage Systems	12/18/17	—	12,414
		426		Alchemia Ltd.^	05/15/20	—	(1,609)
		19		Alimentation Couche-Tard Class B	12/18/17	—	(13,921)
	EUR	37		Anima Holding SpA^	05/15/20	—	(882)
		$112		AO World PLC^	05/15/20	—	4,193
		181		Artisan Partners Asset Management, Inc.	12/18/17	—	(25,490)
		170		Apria Healthcare Group, Inc.^	05/15/20	—	575
		703		Aramark^	05/15/20	—	(14,684)
		284		ArcelorMittal^	05/15/20	—	4,636
	EUR	13		Auila Resources, Inc.^	05/15/20	—	115
		$22		Aurcana Corp.	05/15/20	146,883	(12,478)
		160		Banca Carige SpA^	05/15/20	—	(3,332)
		204		Banco Santander SA	12/18/17	—	19,140
		110		BearingPoint, Inc.^	05/15/20	—	(999)
		93		Best Buy Co., Inc.	12/18/17	—	(19,970)
		78		Big 5 Sporting Goods Corp.	12/18/17	—	21,883

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. (continued)		$93	BlackRock, Inc.^	05/15/20	$—	$(418)
		259	Buffalo Wild Wings, Inc.^	05/15/20	—	(33,390)
		237	Casino Guichard-Perrachon SA^	05/15/20	—	(4,947)
		159	Cimpress NV^	12/18/17	—	5,113
		66	Cogint, Inc.	12/18/17	—	(2,406)
		408	Commercial International Bank Egypt SAE^	05/15/20	—	(316)
		275	Core Laboratories NV	12/18/17	—	16,797
		330	Covanta Holdings Corp.	12/18/17	—	(30,105)
	EUR	8	Creo Medical Group PLC^	05/15/20	—	341
		$359	Cullen/Frost Bankers, Inc.^	12/18/17	—	(13,790)
		283	Dave & Buster’s Entertainment, Inc.^	05/15/20	—	(17,528)
		99	Del Taco Restaurants, Inc.	12/18/17	—	(4,979)
		165	Domino’s Pizza, Inc.^	05/15/20	—	(17,204)
		465	Dongfang Electric Corp.^	05/15/20	—	(14,015)
		266	Eaton Vance Corp.	12/18/17	—	(43,820)
		289	Edgewell Personal Care Co.	12/18/17	—	20,306
	EUR	9	Elevation Events Group PLC^	05/15/20	—	(797)
		32	Elisa OYJ^	05/15/20	—	291
		913	Enel SpA^	05/15/20	—	(21,521)
		86	Energizer Holdings, Inc.	12/18/17	—	13,934
		$182	Energy Select Sector SPDR	12/18/17	—	(3,581)
		247	Financial Engine, Inc.	12/18/17	—	(5,139)
		3,173	Financial Select Sector SPDR Fund~	03/31/18	—	48,852
		226	Finetex EnE, Inc.^	05/15/20	—	(174)
	EUR	352	Foreign and Colonial Investment Trust PLC^	05/15/20	—	(8,285)
		$92	Frontier Communications Corp.	12/18/17	—	19,402
		204	Gannett Co., Inc.	05/15/20	—	(880)
		186	Gentex Corp.	12/18/17	—	12,718
		200	Genuine Parts Co.	12/18/17	—	11,748
		452	Guggenheim S&P Equal Weight Financial ETF^	05/15/20	—	(11,258)
		114	Harris Technology Group Ltd.^	05/15/20	—	4,256
		34	Hawaiian Electric Industries, Inc.^	05/15/20	—	(152)
		346	Health Care Select Sector	12/18/17	—	(56,035)
		292	Healthcare Services Group	12/18/17	—	(88,902)
		60	HealthEquity, Inc.	12/18/17	—	5,556
		1,327	HealthStream, Inc.^	05/15/20	—	(27,980)
		278	Hormel Foods Corp.	12/18/17	—	5,205
	EUR	1,183	Iberdrola SA^	05/15/20	—	(49,873)
		$209	Idexx Laboratories, Inc.	12/18/17	—	(24,059)
	EUR	33	Iliad SA^	05/15/20	—	367
		$2,319	India Equities Fund Ltd.^	05/15/20	—	130,918
		166	International Business Machines Corp.	12/18/17	—	27,810
		153	Irobot Corp.	12/19/17	—	(32,201)
		287	iShares China Large Cap ETF	12/18/17	—	(37,794)
		378	iShares iBoxx USD High Yield ETF	12/18/17	—	(9,877)
		215	iShares Nasdaq Biotechnology ETF	12/18/17	—	(34,349)
		1,225	J.B. Hunt Transport Services, Inc.^	05/15/20	—	(36,928)
		1,145	Jack in the Box, Inc.^	05/15/20	—	(28,537)
		86	JC Penney Co., Inc.	12/18/17	—	1,482
	EUR	11	Joyou AG^	05/15/20	—	118
		$2,801	KBW Regional Banking Total Return Index^	05/15/20	—	36,918
		162	Kellogg Co.	12/18/17	—	9,657
		108	KGL Resources Ltd.^	05/15/20	—	(6,683)
		274	Kilroy Realty Corp.	12/18/17	—	11,302

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. (continued)		$1,428	Knight Transportation, Inc.^	05/15/20	$—	$(7,968)
	EUR	6	Kodiak Oil & Gas Corp.^	05/15/20	—	351
		87	Konecranes OYJ^	05/15/20	—	(2,336)
		61	Koninklijke KPN NV^	05/15/20	—	(3,499)
		$116	Lannett Co., Inc.	12/18/17	—	(698)
	EUR	12	Lansen Pharmaceutical Holdings Ltd.^	05/15/20	—	112
		$1,475	Latvijas Krajbanka JSC^	05/15/20	—	(31,100)
		478	Lear Corp.	12/18/17	—	(13,904)
		297	Legg Mason, Inc.^	05/15/20	—	(2,700)
	EUR	12	Lifestyle International Holdings Ltd.^	05/15/20	—	130
		$107	Lizhong Wheel Group Ltd.^	05/15/20	—	(6,642)
		240	Logitech International	12/18/17	—	(25,845)
	EUR	101	Lonza Group AG^	05/15/19	—	126,008
		$241	Macquarie Energy LLC^	05/15/20	—	8,057
		562	Marten Transport Ltd.^	05/15/20	376,056	(24,295)
		410	McDonald’s Corp.^	05/15/20	—	(317)
		267	MCX Aluminium^	05/15/20	—	(5,326)
		1,036	Media Asia Pacific Ltd.^	05/15/20	—	13,652
		174	Millwall Holdings PLC^	05/15/20	—	(18,161)
	EUR	22	Miracle Mile Properties 2 LLC^	05/15/20	—	(1,773)
		$355	Mirae Asset Life Insurance Co. Ltd.^	05/15/20	—	(8,696)
	EUR	304	MSC Industrial Direct Co. Inc.^	05/15/20	—	(7,164)
		$77	MSCI Daily Total Return Gross EMU USD	05/15/20	—	(505)
		231	MSCI Daily TR Gross EMU USD^	05/15/20	—	(1,772)
		1,547	MSCI USA Growth Net Total Return USD Index^	05/15/20	—	(5,842)
		2,175	MSCI USA Momentum USD Gross Total Return Index^	05/15/20	—	(7,803)
		3,540	MSCI USA Value Net Total Return USD Index^	05/15/20	—	22,977
		377	Newmarket Corp.	12/18/17	—	(15,403)
	EUR	175	Orange SA^	05/15/20	—	2,237
		$103	OraSure Technologies, Inc.	12/18/17	—	1,139
		329	Patterson Cos., Inc.	12/18/17	—	13,487
		161	Paycom Software, Inc.	12/18/17	—	(46,294)
		137	Paylocity Holding Corp.	12/18/17	—	(30,973)
	EUR	23	Petrel Resources PLC^	05/15/20	—	(1,338)
		$99	Philand Ranch Ltd.^	05/15/20	—	(12,720)
		263	Planet Fitness, Inc. Class A	12/18/17	—	(22,766)
		98	Preciptate Gold Corp.^	05/15/20	—	(12,641)
		245	Primerica, Inc.	12/18/17	—	(26,491)
		975	Protech Technology, Inc.^	05/15/20	—	6,331
	EUR	27	Proximus SA^	05/15/20	—	1,556
		$197	PTC, Inc.	12/18/17	—	(5,130)
	EUR	10	QinetiQ Group PLC^	05/15/20	—	(913)
		$121	Quotient Technology, Inc.	12/18/17	—	(4,784)
	EUR	67	Rentokil Initial Pension Scheme^	05/15/20	—	855
		7	Ribeirao Preto Water Park SA^	05/15/20	—	(229)
		30	Royal Bank of Canada^	05/15/20	—	(1,507)
		$6	RS Automation Co. Ltd.	05/15/20	—	579
		5,078	Russell 2000 Restaurants Growth Index^	05/15/20	—	275,077
		4,014	S&P 500 Utility Sector Total Return Index^	05/15/20	—	(84,640)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. (continued)		$630	Schneider National, Inc.^	05/15/20	$—	$21,084
		329	Sirius XM Radio, Inc.	12/18/17	—	(71,183)
		2,489	Semat A/S^	05/15/20	—	140,554
	EUR	17	SFR Group SA^	05/15/20	—	(602)
		8	Skyfame Realty Holdings Ltd.^	05/15/20	—	366
		10	Slovak Telekom A/S^	05/15/20	—	594
		$234	Sol-Wind Renewable Power LP^	05/15/20	—	(1,011)
		266	SPDR S&P Regional Banking	12/18/17	—	(4,024)
		752	Swift Transportation Co.^	05/15/20	—	(5,559)
		465	Sysco Corp.^	05/15/20	—	16,540
		286	T. Rowe Price Group, Inc.	12/18/17	—	(36,926)
		1,051	TC Orient Lighting Holdings Ltd.^	05/15/20	—	13,850
	EUR	80	Telecom Italia SpA^	05/15/20	—	(6,638)
		22	Telefonica Deutscheland Holding AG^	05/15/20	—	945
		255	Telefonica SA^	05/15/20	—	(6,870)
		$103	Teradyne, Inc.	12/18/17	—	(16,256)
		256	The Interlake Corp.^	05/15/20	—	(3,592)
		579	The Wendy’s Co.^	05/15/20	—	(8,134)
	EUR	338	Thunderbird Resources Equity, Inc.^	05/15/20	—	(15,925)
		$339	Trimble, Inc.	12/18/17	—	(53,852)
		101	Trupanion, Inc.	12/18/17	—	(31,874)
		162	Ubiquiti Networks, Inc.	12/18/17	—	(14,526)
		135	United Jumbo Ltd.^	05/15/20	—	(1,079)
		468	VVA – Obligationen^	05/15/20	—	(14,114)
	EUR	21	Wacom Co. Ltd.^	05/15/20	—	(1,742)
		$599	Wayen Savings Bancshares, Inc.^	05/15/20	—	(2,150)
		161	WildHorse Resource Development Corp.	12/18/17	—	(22,906)
		448	Werner Enterprises, Inc.	05/15/20	—	1,515
		283	Wingstop, Inc.	12/18/17	—	(1,791)
		905	Wingstop, Inc.^	05/15/20	—	(14,516)
	EUR	454	Yext, Inc.^	05/15/20	—	(19,128)
		$105	Zillow Group, Inc.	12/19/17	—	(1,315)
UBS AG (London)		32	21Vianet Group, Inc.	12/14/18	—	7,308
		30	A. O. Smith Corp.	12/14/18	—	(15,154)
		56	AAC Technologies Holdings, Inc.	12/14/18	—	(4,135)
		107	Abertis Infraestructuras SA	12/14/18	—	(9,092)
		38	Acadia Healthcare Company, Inc.	12/14/18	—	(138,484)
		42	Accor SA	12/14/18	—	9,742
		412	Acom Co Ltd.	12/14/18	—	13,873
		47	ACS Actividades De Construccion Y Servicios SA	12/14/18	—	(24,016)
		24	Adecco Group AG	12/14/18	—	21,667
		4	Adidas AG	12/14/18	—	(84,572)
		77	Admiral Group PLC	12/14/18	—	(23,926)
		18	Advance Auto Parts, Inc.	12/14/18	—	(94,205)
		157	Aggreko PLC	12/14/18	—	35,757
		22	Air Lease Corp. Class A	12/14/18	—	9,503
		108	Alfresa Holdings Corp.	12/14/18	—	(4,054)
		8	Alliance Data Systems Corp.	12/14/18	—	(21,616)
		54	Allison Transmission Holdings, Inc.	12/14/18	—	41,227
		33	Amc Networks, Inc.	12/14/18	—	(5,303)
		66	Amer Sports Oyj	12/14/18	—	48,026
		5	Amerco	12/14/18	—	(18,542)
		7	Amorepacific Corp.	12/14/18	—	55,011

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	28	Ams AG	12/14/18	$—	$12,020
		17	Anheuser Busch Inbev NV	12/14/18	—	36,296
		55	Aozora Bank Ltd.	12/14/18	—	1,094
		1	Ap Moeller - Maersk A/S	12/14/18	—	(20,841)
		12	Arista Networks, Inc.	12/14/18	—	95,070
		119	Aristocrat Leisure Ltd.	12/14/18	—	6,146
		74	Arris International PLC	12/14/18	—	(9,678)
		16	Asos PLC	12/14/18	—	6,944
		150	Astellas Pharma, Inc.	12/14/18	—	101,166
		33	Astrazeneca PLC	12/14/18	—	(123,986)
		89	Asustek Computer, Inc.	12/14/18	—	(1,763)
		1	Athenahealth, Inc.	12/14/18	—	9,354
		65	Atlantia SPA	12/14/18	—	(26,381)
		29	Atlas Copco AB	12/14/18	—	(2,135)
		13	Atos SE	12/14/18	—	19,179
		4,358	AU Optronics Corp.	12/14/18	—	4,667
		17	Autodesk, Inc.	12/14/18	—	55,416
		97	Axfood AB	12/14/18	—	8,453
		156	Babcock International Group PLC	12/14/18	—	(6,034)
		243	Bae Systems PLC	12/14/18	—	4,652
		46	Ball Corp.	12/14/18	—	23,282
		56	Bandai Namco Holdings, Inc.	12/14/18	—	9,716
		29	Barnes Group, Inc.	12/14/18	—	24,843
		30	Baxter International, Inc.	12/14/18	—	(22,608)
		5	Bayer AG	12/14/18	—	1,195
		19	Bayerische Motoren Werke AG	12/14/18	—	(6,575)
		452	Bba Aviation PLC	12/14/18	—	1,738
		52	Bed Bath & Beyond, Inc.	12/14/18	—	(34,366)
		54	Benesse Holdings, Inc.	12/14/18	—	(46,860)
		42	Berkeley Group Holdings PLC	12/14/18	—	35,385
		32	Best Buy Co., Inc.	12/14/18	—	89,046
		731	Booker Group PLC	12/14/18	—	13,655
		33	Booz Allen Hamilton Holding Corp.	12/14/18	—	4,594
		2	Bouygues SA	12/14/18	—	(87)
		72	Bpost SA	12/14/18	—	9,894
		412	Brilliance China Auto	12/14/18	—	(52,505)
		24	Brinks Co.	12/14/18	—	(50,317)
		87	BTG PLC	12/14/18	—	(8,674)
		87	Burberry Group PLC	12/14/18	—	(977)
		82	Bureau Veritas SA	12/14/18	—	67,596
		13	Burlington Stores, Inc.	12/14/18	—	(1,462)
		29	Cabela’S, Inc.	12/14/18	—	31,866
		1	Caci International, Inc.	12/14/18	—	(927)
		53	Cadence Design Systems, Inc.	12/14/18	—	(14,881)
		14	Carlsberg A/S	12/14/18	—	(15,717)
		4	Carmax, Inc.	12/14/18	—	1,829
		27	Carnival Corp.	12/14/18	—	2,062
		29	Carnival PLC	12/14/18	—	21,188
		89	Carrefour SA	12/14/18	—	17,929
		35	Casino Guichard Perrachon SA	12/14/18	—	(20,165)
		48	Catalent, Inc.	12/14/18	—	(32,945)
		18	Centene Corp.	12/14/18	—	(69,916)
		64	CF Industries Holdings, Inc.	12/14/18	—	(30,150)
		6	Charter Communications, Inc.	12/14/18	—	(252,714)
		160	Cheng Shin Rubber Ind. Co. Ltd.	12/14/18	—	20,588
		41	Cheniere Energy, Inc.	12/14/18	—	40,932
		20	Chicago Bridge & Iron Company NV	12/14/18	—	(13,077)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	195	China Shenhua Energy Co. Ltd.	12/14/18	$—	$11,402
		260	China Taiping Insurance Holdings Co. Ltd.	12/14/18	—	(3,134)
		148	Chubu Electric Power Co., Inc.	12/14/18	—	18,911
		48	Chugai Pharmaceutical Co. Ltd.	12/14/18	—	49,687
		35	Church & Dwight Co., Inc.	12/14/18	—	(11,366)
		78	Ciena Corp.	12/14/18	—	(24,055)
		11	Cigna Corp.	12/14/18	—	(202)
		348	Citic Ltd.	12/14/18	—	(761)
		35	Coach, Inc.	12/14/18	—	26,070
		1,093	Cobham PLC	12/14/18	—	(3,296)
		45	Coca-Cola Co.	12/14/18	—	(4,466)
		6	Cochlear Ltd.	12/14/18	—	(34,900)
		25	Coloplast A/S	12/14/18	—	(17,413)
		56	Commerzbank AG	12/14/18	—	(6,482)
		17	Commscope Holding Company, Inc.	12/14/18	—	(13,396)
		98	Compass Group PLC	12/14/18	—	24,662
		7	Conocophillips	12/14/18	—	11,428
		40	Consol Energy, Inc.	12/14/18	—	(1,981)
		8	Continental AG	12/14/18	—	(33,418)
		56	Copart, Inc.	12/14/18	—	13,018
		108	Coty, Inc.	12/14/18	—	(72,628)
		15	Coway Co. Ltd.	12/14/18	—	11,747
		480	CSPC Pharmaceutical Group Ltd.	12/14/18	—	(10,081)
		58	D.R. Horton, Inc.	12/14/18	—	(34,673)
		156	Daicel Corp.	12/14/18	—	3,111
		57	Daifuku Co. Ltd.	12/14/18	—	(66,704)
		86	Daiichi Sankyo Co. Ltd.	12/14/18	—	(15,820)
		25	Daimler AG	12/14/18	—	5,137
		55	Deutsche Post AG	12/14/18	—	30,406
		57	Devon Energy Corp.	12/14/18	—	18,253
		26	Dexcom, Inc.	12/14/18	—	56,387
		244	Distribuidora Internacional de Alimentacion SA	12/14/18	—	160,894
		264	Dixons Carphone Plc	12/14/18	—	(11,018)
		47	Domino’s Pizza Enterprises Ltd.	12/14/18	—	58,673
		1	Dormakaba Holding AG	12/14/18	—	20,958
		5	Duerr AG	12/14/18	—	(2,828)
		13	Dufry AG	12/14/18	—	1,979
		9	E-Mart, Inc.	12/14/18	—	84,748
		5	Eaton Vance Corp.	12/14/18	—	1,162
		233	Electrocomponents PLC	12/14/18	—	(861)
		61	Electrolux AB	12/14/18	—	23,223
		16	Ellie Mae, Inc.	12/14/18	—	427,251
		29	Emcor Group, Inc.	12/14/18	—	109,630
		24	Enersys	12/14/18	—	31,450
		52	Entegris, Inc.	12/14/18	—	12,862
		22	Entergy Corp	12/14/18	—	(24,044)
		10	Eog Resources, Inc.	12/14/18	—	3,742
		3	Evercore Partners, Inc.	12/14/18	—	156
		89	Experian PLC	12/14/18	—	17,394
		20	Express Scripts Holding Co.	12/14/18	—	(16,551)
		101	Extended Stay America, Inc.	12/14/18	—	28,252
		34	Familymart Uny Holdings Co. Ltd.	12/14/18	—	(1,792)
		9	Fanuc Corp.	12/14/18	—	29,758
		37	Far Eastone Telecommunication	12/14/18	—	(484)
		6	Fast Retailing Co. Ltd.	12/14/18	—	(3,273)
		34	Faurecia SA	12/14/18	—	4,763
		16	Fielmann AG	12/14/18	—	8,266

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	40	Flowserve Corp.	12/14/18	$—	$220,112
		3	Flughafen Zuerich AG	12/14/18	—	5,397
		11	Fmc Corp.	12/14/18	—	6,640
		161	Ford Motor Co.	12/14/18	—	(25,727)
		345	Fosun International Ltd.	12/14/18	—	(8,745)
		46	Franklin Resources, Inc.	12/14/18	—	(112,483)
		20	Fresenius Medical Care AG & Co. KGAA	12/14/18	—	(3,292)
		333	Fuji Electric Co Ltd	12/14/18	—	(84,608)
		5	Fuji Media Holdings, Inc.	12/14/18	—	610
		52	Fujifilm Holdings Corp.	12/14/18	—	(3,450)
		278	Fujitsu Ltd.	12/14/18	—	(9,375)
		38	Furukawa Electric Co. Ltd.	12/14/18	—	49,139
		108	G4S Plc	12/14/18	—	(710)
		44	Gea Group AG	12/14/18	—	18,277
		500	Geely Automobile Holdings Ltd.	12/14/18	—	(15,749)
		64	General Electric Co.	12/14/18	—	(1,233)
		56	General Motors Co.	12/14/18	—	(20,074)
		21	Genesee & Wyoming, Inc.	12/14/18	—	17,961
		30	Genpact Ltd.	12/14/18	—	(2,102)
		2,623	Genting Singapore PLC	12/14/18	—	119,634
		2	Georg Fischer AG	12/14/18	—	15,112
		55	Getinge AB	12/14/18	—	4,723
		93	GlaxoSmithKline PLC	12/14/18	—	(1,593)
		73	Gn Store Nord A/S	12/14/18	—	9,615
		30	Godaddy, Inc.	12/14/18	—	(24,008)
		8	Grand Canyon Education, Inc.	12/14/18	—	(9,738)
		167	Groupe Eurotunnel SE	12/14/18	—	(22,481)
		78	H & M Hennes & Mauritz AB	12/14/18	—	2,191
		10	H Lundbeck A/S	12/14/18	—	(2,038)
		67	Hamamatsu Photonics KK	12/14/18	—	(25,025)
		82	Hanesbrands Inc Com STK	12/14/18	—	38,593
		6	Hanmi Pharm Co. Ltd.	12/14/18	—	67,651
		135	Hanon Systems	12/14/18	—	19,321
		11	Hanssem Co. Ltd.	12/14/18	—	(42,168)
		2	Hanwha Corp.	12/14/18	—	301
		37	Harley-Davidson, Inc.	12/14/18	—	(1,043)
		751	Hays PLC	12/14/18	—	(8,112)
		3	Hikari Tsushin, Inc.	12/14/18	—	(8,833)
		98	Hikma Pharmaceuticals PLC	12/14/18	—	26,721
		14	Hill-Rom Holdings, Inc.	12/14/18	—	(116,614)
		14	Hirose Electric Co. Ltd.	12/14/18	—	150,674
		81	Hitachi Construction Machinery Co. Ltd.	12/14/18	—	109,609
		306	Hitachi Ltd.	12/14/18	—	109,416
		10	Hochtief AG	12/14/18	—	32,100
		5	Home Depot, Inc.	12/14/18	—	14,756
		9	Hoshizaki Corp.	12/14/18	—	(5,899)
		230	Howden Joinery Group PLC	12/14/18	—	(10,328)
		101	HP, Inc.	12/14/18	—	(16,090)
		45	Hyundai Engineering & Construction Co. Ltd.	12/14/18	—	(134,401)
		2	Hyundai Motor Co.	12/14/18	—	2,546
		48	Ica Gruppen AB	12/14/18	—	(33,366)
		9	Icu Medical, Inc.	12/14/18	—	(2,128)
		11	Idexx Laboratories, Inc.	12/14/18	—	(4,104)
		180	Inchcape PLC	12/14/18	—	(20,991)
		91	Infineon Technologies AG	12/14/18	—	(2,557)
		23	Ing Groep NV	12/14/18	—	3,783
		3,098	Innolux Corp.	12/14/18	—	18,256

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	14	Integrated Device Technology, Inc.	12/14/18	$—	$8,698
		49	Intel Corp.	12/14/18	—	34,870
		38	Intercontinental Hotels Group PLC	12/14/18	—	(5,436)
		77	International Game Technology PLC	12/14/18	—	(74,289)
		11	Intertek Group PLC	12/14/18	—	(817)
		25	Isetan Mitsukoshi Holdings Ltd.	12/14/18	—	(543)
		448	Iwg PLC	12/14/18	—	22,197
		5	Izumi Co. Ltd.	12/14/18	—	(2,200)
		57	Jardine Cycle & Carriage Ltd.	12/14/18	—	(58,837)
		20	Jcdecaux SA	12/14/18	—	9,856
		217	JD Sports Fashion PLC	12/14/18	—	8,203
		44	Johnson Controls Intl PLC	12/14/18	—	190,165
		124	JTEKT Corp.	12/14/18	—	(88,966)
		69	Juniper Networks, Inc.	12/14/18	—	(7,721)
		33	Kagome Co. Ltd.	12/14/18	—	(1,585)
		56	Kangwon Land, Inc.	12/14/18	—	(3,149)
		88	Kansai Paint Co. Ltd.	12/14/18	—	16,782
		35	Kao Corp.	12/14/18	—	(2,083)
		547	Kawasaki Heavy Industr Ltd.	12/14/18	—	(6,160)
		5	KCC Corp.	12/14/18	—	(12,536)
		216	Keihan Holdings Co. Ltd.	12/14/18	—	(35,839)
		174	Keikyu Corp.	12/14/18	—	(13,426)
		43	Kesko OYJ	12/14/18	—	(40,783)
		5	Keyence Corp.	12/14/18	—	(40,197)
		185	Kingboard Chemical Holdings Ltd.	12/14/18	—	(14,450)
		461	Kingfisher PLC	12/14/18	—	35,250
		54	Kintetsu Group Holdings Co. Ltd.	12/14/18	—	(2,828)
		24	Kion Group AG	12/14/18	—	(19,255)
		9	Konami Holdings Corp.	12/14/18	—	15,045
		223	Konica Minolta, Inc.	12/14/18	—	(134,078)
		54	Koninklijke Boskalis Westminster NV	12/14/18	—	(26,107)
		39	Korea Aerospace Industries Ltd.	12/14/18	—	5,301
		21	Kraft Heinz Co.	12/14/18	—	4,180
		79	Kroger Co.	12/14/18	—	63,345
		10	Krones AG	12/14/18	—	(23,470)
		4	Kuehne & Nagel International	12/14/18	—	4,792
		14	Kyushu Electric Power Co., Inc.	12/14/18	—	23
		22	Landstar System Inc.	12/14/18	—	(134,954)
		323	Lee & Man Paper Manufacturing Ltd.	12/14/18	—	(15,220)
		804	Lenovo Group Ltd.	12/14/18	—	4,240
		209	Leroy Seafood Group ASA	12/14/18	—	(3,473)
		30	LG Electronics, Inc.	12/14/18	—	14,034
		13	LG Innotek Co. Ltd.	12/14/18	—	(138,797)
		133	LG Uplus Corp.	12/14/18	—	(7,983)
		22	Liberty Broadband Corp.	12/14/18	—	(200,054)
		35	Liberty Sirius Group	12/14/18	—	122,577
		20	Lincoln Electric Holdings, Inc.	12/14/18	—	14,057
		7	Littelfuse, Inc.	12/14/18	—	4,982
		53	Logitech International SA Class A	12/14/18	—	(15,518)
		80	Louisiana-Pacific Corp.	12/14/18	—	(2,494)
		22	Lyondellbasell Indus	12/14/18	—	61,787
		30	MACOM Technology Solutions Holdings, Inc.	12/14/18	—	149,561
		10	Madison Square Garden Co.	12/14/18	—	(23,824)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	37	Marathon Petroleum Corp.	12/14/18	$—	$12,251
		107	Marine Harvest ASA	12/14/18	—	14,089
		8	Marketaxess Holdings, Inc.	12/14/18	—	(17,843)
		291	Marubeni Corp.	12/14/18	—	1,583
		142	Marui Group Co. Ltd.	12/14/18	—	(741)
		58	Masco Corp.	12/14/18	—	28,100
		90	Mattel Inc.	12/14/18	—	80,890
		143	Mazda Motor Corp.	12/14/18	—	7,060
		47	Mcdonald’S Holdings Company Japan Ltd.	12/14/18	—	(36,303)
		157	Mediaset Espana Comunicacion SA	12/14/18	—	67,384
		48	Medicines Co.	12/14/18	—	(5,666)
		190	Mediclinic International PLC	12/14/18	—	34,859
		90	Medipal Holdings Corp.	12/14/18	—	9,478
		3	Mednax, Inc.	12/14/18	—	32,038
		16	Merck KGAA	12/14/18	—	2,766
		67	Micro Focus International PLC	12/14/18	—	24,979
		56	Micron Technology, Inc.	12/14/18	—	(95,200)
		81	Misumi Group, Inc.	12/14/18	—	(35,534)
		71	Mitsubishi Electric Corp.	12/14/18	—	15,613
		63	Mitsubishi Materials Corp.	12/14/18	—	64,961
		140	Mitsubishi Motors Corp.	12/14/18	—	17,350
		172	Mitsubishi UFJ Lease & Finance Co. Ltd.	12/14/18	—	(6,838)
		44	Mizuho Financial Group, Inc.	12/14/18	—	(303)
		26	Mks Instruments, Inc.	12/14/18	—	12,990
		27	Molina Healthcare, Inc.	12/14/18	—	(79,168)
		7	Monolithic Power Systems, Inc.	12/14/18	—	32,725
		33	Morinaga & Co. Ltd.	12/14/18	—	(7,933)
		62	Nabtesco Corp.	12/14/18	—	(23,564)
		1,031	Nanya Technology Corp.	12/14/18	—	48,071
		3	National Beverage Corp.	12/14/18	—	1,421
		5	Netflix, Inc.	12/14/18	—	(39,082)
		10	NGK Insulators Ltd.	12/14/18	—	1,394
		85	Nibe Industrier AB	12/14/18	—	9,117
		18	Nidec Corp.	12/14/18	—	(106,107)
		371	Nine Dragons Paper Holdings Ltd.	12/14/18	—	33,159
		2	Nintendo Co Ltd	12/14/18	—	(44,208)
		320	Nippon Express Co. Ltd.	12/14/18	—	79,142
		64	Nissan Chemical Industries Ltd.	12/14/18	—	38,541
		34	Nissin Foods Holdings Co. Ltd.	12/14/18	—	(25,267)
		12	Nokia OYJ	12/14/18	—	429
		46	Nokian Tyres PLC	12/14/18	—	(35,663)
		44	Novo Nordisk A/S	12/14/18	—	54,385
		31	Nuance Communications, Inc.	12/14/18	—	(1,905)
		25	Nuvasive, Inc.	12/14/18	—	341,791
		12	Nvidia Corp.	12/14/18	—	55,662
		1	NVR, Inc.	12/14/18	—	(49,683)
		151	OC Oerlikon Corporation AG	12/14/18	—	(120,356)
		160	OJI Holdings Corp.	12/14/18	—	3,488
		127	On Semiconductor Corp.	12/14/18	—	(87,909)
		116	Orix Corp.	12/14/18	—	16,390
		57	Orkla ASA	12/14/18	—	868
		12	Packaging Corp. of America	12/14/18	—	8,341
		3	Panalpina Welttransport Holding AG	12/14/18	—	(12,865)
		50	Panasonic Corp.	12/14/18	—	14,901
		139	Pandora Media Inc.	12/14/18	—	111,498

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	4		Paycom Software, Inc.	12/14/18	$—	$2,497
		53		Paysafe Group PLC	12/14/18	—	6,140
		36		Pdc Energy Inc	12/14/18	—	8,530
		30		Peab AB	12/14/18	—	3,675
		655		Pegatron Corp.	12/14/18	—	(3,342)
		19		Perrigo Co.	12/14/18	—	24,636
		102		Peugeot SA	12/14/18	—	(34,314)
		40		Phoenix GRP	12/14/18	—	(2,676)
		72		Pilgrim’S Pride Corp.	12/14/18	—	20,768
		31		Plastic Omnium SA	12/14/18	—	(1,741)
		80		Platform Specialty Products Corp.	12/14/18	—	(31,171)
		15		Pool Corp.	12/14/18	—	(12,869)
		19		Popular, Inc.	12/14/18	—	5,828
		31		Porsche Automobil Holding SE	12/14/18	—	(28,881)
		921		Pou Chen Corp.	12/14/18	—	(18,023)
		25		PRA Health Sciences, Inc.	12/14/18	—	(60,725)
		62		Prospect Capital Corp.	12/14/18	—	15,747
		32		Qualcomm, Inc.	12/14/18	—	(1,522)
		23		Renault SA	12/14/18	—	103,443
		19		Rheinmetall AG	12/14/18	—	(9,421)
		249		Ricoh Co. Ltd.	12/14/18	—	125,673
		598		Rite Aid Corp.	12/14/18	—	89,725
		160		Rolls-Royce Holdings PLC	12/14/18	—	(72,487)
		33		Ross Stores, Inc.	12/14/18	—	44,669
		8		Ryohin Keikaku Co. Ltd.	12/14/18	—	(4,382)
		21		S-Oil Corp.	12/14/18	—	(45,751)
		22		Safran SA	12/14/18	—	(11,065)
		41		Salmar ASA	12/14/18	—	10,792
		69		Salvatore Ferragamo SpA	12/14/18	—	(20,994)
		—	*	Samsung Electronics Co. Ltd.	12/14/18	—	(6,787)
		99		Samsung Heavy Industries Co. Ltd.	12/14/18	—	80,739
		4		Samsung Sdi Co. Ltd.	12/14/18	—	14,730
		131		Sandvik AB	12/14/18	—	12,147
		9		Sanofi	12/14/18	—	(4,021)
		109		Santos Ltd.	12/14/18	—	3,843
		13		Sap SE	12/14/18	—	(1,980)
		11		Sartorius AG	12/14/18	—	10,888
		26		Schneider Electric SE	12/14/18	—	(40,842)
		21		Scotts Miracle-Gro Co.	12/14/18	—	(32,087)
		22		Seagate Technology PLC	12/14/18	—	13,801
		9		Seb SA	12/14/18	—	5,955
		8		Secom Co. Ltd.	12/14/18	—	2,535
		123		Securitas AB	12/14/18	—	25,388
		139		Seek Ltd.	12/14/18	—	42,713
		141		Sega Sammy Holdings, Inc.	12/14/18	—	52,373
		20		Sei Investments Co.	12/14/18	—	(1,884)
		837		Sembcorp Industries Ltd.	12/14/18	—	64,453
		48		Seven & I Holdings Co. Ltd.	12/14/18	—	20,591
		107		Shimadzu Corp.	12/14/18	—	(12,125)
		33		Shire PLC	12/14/18	—	20,512
		53		Shiseido Co. Ltd.	12/14/18	—	(50,819)
		32		Signet Jewelers Ltd.	12/14/18	—	1,281
		88		Simens Gamesa Renewable Energy	12/14/18	—	(47,658)
		50		Sinclair Broadcast Group, Inc.	12/14/18	—	(15,089)
		742		Singapore Technologies Engineering Ltd.	12/14/18	—	(7,543)
		31		Six Flags Entertainment Corp.	12/14/18	—	73,769
		8		SK Holdings Co. Ltd.	12/14/18	—	(12,696)
		32		SK Hynix, Inc.	12/14/18	—	(71,574)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

					Market Value
Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	82	Skanska AB	12/14/18	$—	$7,139
		87	Smiths Group PLC	12/14/18	—	(6,371)
		57	Snyder’S-Lance, Inc.	12/14/18	—	56,355
		15	Societe Bic SA	12/14/18	—	(14,351)
		12	Societe Generale	12/14/18	—	7
		61	Spectris PLC	12/14/18	—	2,945
		2	Spirax-Sarco Engineering PLC	12/14/18	—	393
		3	Spire Inc.	12/14/18	—	(147)
		31	Splunk Inc.	12/14/18	—	64,376
		78	St. James’S Place PLC	12/14/18	—	(2,254)
		201	Staples, Inc.	12/14/18	—	1,916
		886	Starhub Ltd.	12/14/18	—	(3,024)
		116	STMicroelectronics NV	12/14/18	—	2,155
		75	Sunny Optical Technology Group Co. Ltd.	12/14/18	—	(9,758)
		90	Suruga Bank Ltd.	12/14/18	—	(10,600)
		33	Suzuken Co. Ltd.	12/14/18	—	23,298
		3	Swiss Life Holding AG	12/14/18	—	20,225
		27	Synopsys, Inc.	12/14/18	—	(3,291)
		32	Sysmex Corp.	12/14/18	—	(19,075)
		203	Taisei Corp.	12/14/18	—	11,388
		274	Taiwan Semiconductor Manufacturing Co. Ltd.	12/14/18	—	6,255
		177	Taiyo Nippon Sanso Corp.	12/14/18	—	45,212
		5	Taubman Centers Inc.	12/14/18	—	20,855
		15	Teleperformance SE	12/14/18	—	(114,347)
		23	Terex Corp.	12/14/18	—	(28,008)
		48	Terumo Corp.	12/14/18	—	11,684
		191	Tesco PLC	12/14/18	—	(617)
		6	Tesla, Inc.	12/14/18	—	113,720
		18	Thales SA	12/14/18	—	(33,181)
		5	The Swatch Group AG	12/14/18	—	(30,783)
		17	Thor Industries, Inc.	12/14/18	—	(30,668)
		40	Timken Co.	12/14/18	—	(12,100)
		510	Tokyo Electric Power Company Holdings, Inc.	12/14/18	—	62,669
		47	Toll Brothers, Inc.	12/14/18	—	(33,047)
		185	Toray Industries, Inc.	12/14/18	—	(38,734)
		10	Total System Services, Inc.	12/14/18	—	(5,371)
		113	Toyo Seikan Group Holdings Ltd.	12/14/18	—	30,617
		85	Toyota Boshoku Corp.	12/14/18	—	22,056
		31	Tractor Supply Co.	12/14/18	—	(83,969)
		7	Transdigm Group Inc Com Stk Usd .01	12/14/18	—	26,310
		9	Treehouse Foods, Inc.	12/14/18	—	3,773
		90	Trelleborg AB	12/14/18	—	(4,439)
		70	Trinity Industries, Inc.	12/14/18	—	(31,534)
		47	Tryg A/S	12/14/18	—	(11,523)
		18	Tsuruha Holdings, Inc.	12/14/18	—	21,727
		31	Tyson Foods, Inc.	12/14/18	—	10,147
		33	Ubisoft Entertainment SA	12/14/18	—	(30,136)
		7	Ulta Beauty, Inc.	12/14/18	—	27,667
		39	Under Armour, Inc.	12/14/18	—	(14,477)
		34	United Internet AG	12/14/18	—	(9,492)
		3,929	United Microelectronics Corp.	12/14/18	—	42,867
		17	Universal Display Corp.	12/14/18	—	50,574
		5	Urban Outfitters, Inc.	12/14/18	—	(4,274)
		30	Valero Energy Corp.	12/14/18	—	29,734
		11	Valmet Corp.	12/14/18	—	(13,817)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

						Market Value
Counterparty	Notional Amount (000s)			Reference Security	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London) (continued)	EUR	22		Verisk Analytics, Inc.	12/14/18	$—	$(4,446)
		20		Vestas Wind Systems A/S	12/14/18	—	36,235
		35		VF Corp.	12/14/18	—	(46,385)
		52		Viacom, Inc.	12/14/18	—	28,654
		5		Viasat, Inc.	12/14/18	—	8,532
		18		Vifor Pharma AG	12/14/18	—	2,563
		22		Visa Inc	12/14/18	—	27,761
		88		Vivendi SA	12/14/18	—	27,070
		12		Volkswagen AG	12/14/18	—	18,334
		2		W. R. Grace & Co.	12/14/18	—	3,763
		483		Want Want China Holdings Ltd.	12/14/18	—	(1,181)
		70		Weir Group PLC	12/14/18	—	21,472
		21		Western Digital Corp.	12/14/18	—	(161,931)
		25		Westinghouse Air Brake Technologies Corp.	12/14/18	—	(32,959)
		19		Wex, Inc.	12/14/18	—	96,517
		22		Whitbread PLC	12/14/18	—	5,030
		—	*	White Mountains Insurance Group Ltd.	12/14/18	—	(2,986)
		21		Wix.Com Ltd.	12/14/18	—	(319,710)
		648		Wm Morrison Supermarkets PLC	12/14/18	—	(12,609)
		85		WPX Energy, Inc.	12/14/18	—	(5,941)
		12		Wright Medical Group Nv Com Stk Usd .03	12/14/18	—	19,978
		12		Wynn Resorts Ltd.	12/14/18	—	32,261
		6		Yakult Honsha Co. Ltd.	12/14/18	—	2,188
		58		Yamaha Corp.	12/14/18	—	18,146
		99		Yamazaki Baking Co. Ltd.	12/14/18	—	45,500
		2,032		Yangzijiang Shipbuilding Holdings Ltd.	12/14/18	—	48,510
		63		Yaskawa Electric Corp.	12/14/18	—	(20,354)
		3,309		Yuanta Financial Holdings Co. Ltd.	12/14/18	—	(19,863)
		20		Zalando SE	12/14/18	—	(16,580)
		77		Zodiac Aerospace SA	12/14/18	—	(35,089)

TOTAL						$522,750	$(697,018)

*	Rounds to less than 1,000.

#	The Fund pays/receives annual coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

+	Contracts subject to $0.150 financing fee.

~	Contracts subject to $1.722 financing fee.

^	Contracts subject to $1.000 financing fee.

µ	Contracts subject to $0.560 financing fee.

§	Contracts subject to $1.273 financing fee.

WRITTEN OPTIONS CONTRACTS — For the period ended July 31, 2017 the Fund had following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Exercise Price	Value

Nordea Bank Finland PLC (Premium received $638,320)	Call USD/Put BRL	$40,400	08/03/17	3.140%	$(101,000)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

During the period ended July 31, 2017, the Portfolio had the following written equity options activities:

	Contracts	Premiums Received

Contracts Outstanding October 31, 2016	—	$—

Contracts Written	40,400	638,320

Contracts Outstanding July 31, 2017	40.400	$638,320

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$937,019,226

Gross unrealized gain	40,133,947
Gross unrealized loss	(21,195,717)

Net unrealized security gain	$18,938,230

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd. and the Cayman Commodity — MMA II, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of July 31, 2017, the Fund’s net assets were $1,139,310,721 of which, $26,465,426, or 2.3%, represented the Cayman Commodity — MMA, Ltd.’s net assets and $7,665,734, or 0.7%, represented the Cayman Commodity — MMA II, Ltd.’s net assets.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

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July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed

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Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$62,221,069	$—
Bank Loans	—	31,408,047	2,507,075
Asset-Backed Securities	—	616,055	12,677
Foreign Debt Obligations	—	1,613,994	—
Municipal Debt Obligations	—	2,343,005	—
U.S. Treasury Obligations	65,402,589	—	—
Unfunded Loan Committments	—	—	75,759
Common Stock and/or Other Equity Investments(a)
Africa	—	2,688,242	—
Asia	1,075,163	5,851,434	—
Europe	9,329,864	12,987,928	—
North America	195,630,925	587,611	—
Investment Company	23,851,042	—	—
Short-term Investments	—	537,600,000	—
Total	$295,289,583	$657,917,385	$2,595,511
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	$(734,771)	$(3,536,377)	$—
Europe	—	(7,690)	—
North America	(50,404,292)	—	—
Total	$(51,139,063)	$(3,544,067)	$—

Derivative Type
Assets
Options Purchased	$—	$230,736	$—
Forward Foreign Currency Exchange Contracts(b)	—	21,135,506	—
Futures Contracts(b)	8,156,160	—	—
Interest Rate Swap Contracts(b)	—	42,015	—
Credit Default Swap Contracts(b)	—	12,827	—
Total Return Swap Contracts(b)	—	21,341,978	—
Total	$8,156,160	$42,763,062	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(24,404,682)	$—
Futures Contracts(b)	(8,330,955)	—	—
Credit Default Swap Contracts(b)	—	(34,944)	—
Total Return Swap Contracts(b)	—	(22,038,996)	—
Written Options Contracts	—	(101,000)	—
Total	$(8,330,955)	$(46,579,662)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2017, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$537,600,000	$537,615,702	$548,357,129

REPURCHASE AGREEMENTS — At July 31, 2017, the Principal Amounts of certain Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amount
Citigroup Global Markets, Inc.	1.060%	$81,456,881
Merrill Lynch & Co., Inc.	1.050	456,143,119
TOTAL		$537,600,000

At July 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	2.140% to 3.24%	06/09/26 to 01/10/30
Federal Home Loan Banks	1.000 to 3.650	09/27/17 to 02/22/41
Federal Home Loan Mortgage Corp.	3.000 to 10.500	08/01/18 to 07/01/48
Government National Mortgage Association	2.500 to 5.000	07/20/32 to 06/20/47
United States Treasury Notes	1.625	11/15/22
United States Treasury Strip Coupon	0.000	02/15/19 to 02/15/47

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Argentina – 0.0%
160	Banco Macro SA ADR (Banks)	$ 13,890
947	Cresud SACIF y A ADR* (Real Estate Management & Development)	17,216
903	Grupo Clarin SA Class B GDR (Media)	23,433
422	Grupo Financiero Galicia SA ADR (Banks)	15,327
500	Nortel Inversora SA Class B ADR (Diversified Telecommunication Services)	15,880
552	Pampa Energia SA ADR* (Electric Utilities)	30,001
1,480	YPF SA ADR (Oil, Gas & Consumable Fuels)	29,896

		145,643

Australia – 1.1%
1,828	AGL Energy Ltd. (Multi-Utilities)	35,251
5,023	ALS Ltd. (Professional Services)	29,823
137,974	Alumina Ltd. (Metals & Mining)	209,565
2,178	Ansell Ltd. (Health Care Equipment & Supplies)	38,268
520	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	8,433
697	ASX Ltd. (Capital Markets)	29,152
12,525	Aurizon Holdings Ltd. (Road & Rail)	50,272
48,934	AusNet Services (Electric Utilities)	64,005
1,116	Australia & New Zealand Banking Group Ltd. (Banks)	26,459
2,441	Bank of Queensland Ltd. (Banks)	23,530
2,635	Bendigo & Adelaide Bank Ltd. (Banks)	23,438
1,061	BHP Billiton Ltd. (Metals & Mining)	22,097
20,219	BlueScope Steel Ltd. (Metals & Mining)	212,998
6,668	Boral Ltd. (Construction Materials)	36,952
2,628	Challenger Ltd. (Diversified Financial Services)	27,008
312	CIMIC Group Ltd. (Construction & Engineering)	10,350
3,682	Coca-Cola Amatil Ltd. (Beverages)	24,246
303	Cochlear Ltd. (Health Care Equipment & Supplies)	34,613
1,845	Computershare Ltd. (IT Services)	20,759
2,050	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	20,877
11,770	CSL Ltd. (Biotechnology)	1,185,854

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
5,665	Dexus (Equity Real Estate Investment Trusts (REITs))	$ 42,539
530	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	22,595
36,838	Downer EDI Ltd. (Commercial Services & Supplies)	187,508
8,732	Fortescue Metals Group Ltd. (Metals & Mining)	40,134
9,455	Goodman Group (Equity Real Estate Investment Trusts (REITs))	60,254
14,183	Healthscope Ltd. (Health Care Providers & Services)	23,608
3,056	Iluka Resources Ltd. (Metals & Mining)	22,062
14,834	Incitec Pivot Ltd. (Chemicals)	37,874
49,220	Investa Office Fund (Equity Real Estate Investment Trusts (REITs))	178,830
976	LendLease Group (Real Estate Management & Development)	13,164
2,342	Macquarie Atlas Roads Group (Transportation Infrastructure)	10,417
494	Macquarie Group Ltd. (Capital Markets)	33,915
277	Magellan Financial Group Ltd. (Capital Markets)	5,852
30,326	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	52,675
1,189	National Australia Bank Ltd. (Banks)	28,504
3,330	Newcrest Mining Ltd. (Metals & Mining)	54,108
25,007	Northern Star Resources Ltd. (Metals & Mining)	88,592
1,683	Orica Ltd. (Chemicals)	26,756
4,823	Origin Energy Ltd.* (Oil, Gas & Consumable Fuels)	26,717
10,672	Orora Ltd. (Containers & Packaging)	23,564
4,940	Qantas Airways Ltd. (Airlines)	20,995
2,883	QBE Insurance Group Ltd. (Insurance)	27,312
566	REA Group Ltd. (Media)	31,221
10,039	Santos Ltd.* (Oil, Gas & Consumable Fuels)	27,279
9,732	Scentre Group (Equity Real Estate Investment Trusts (REITs))	32,181
445	SEEK Ltd. (Professional Services)	6,085
14,037	Seven Network Ltd. (Trading Companies & Distributors)	134,339
633	Sonic Healthcare Ltd. (Health Care Providers & Services)	11,297
14,757	South32 Ltd. (Metals & Mining)	34,418

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
14,757	Spark Infrastructure Group (Electric Utilities)	$ 29,543
14,531	Stockland (Equity Real Estate Investment Trusts (REITs))	48,857
1,931	Suncorp Group Ltd. (Insurance)	22,071
1,443	Sydney Airport (Transportation Infrastructure)	7,778
1,513	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	5,056
7,804	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	24,974
1,343	Telstra Corp. Ltd. (Diversified Telecommunication Services)	4,406
8,650	The GPT Group (Equity Real Estate Investment Trusts (REITs))	33,165
10,223	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	41,240
593	Transurban Group (Transportation Infrastructure)	5,416
1,473	Treasury Wine Estates Ltd. (Beverages)	14,341
5,509	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	12,124
887	Wesfarmers Ltd. (Food & Staples Retailing)	28,903
61,319	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	377,009
1,186	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	27,717
871	Woolworths Ltd. (Food & Staples Retailing)	18,590

		4,139,935

Austria – 0.3%
637	ams AG* (Semiconductors & Semiconductor Equipment)	45,906
982	ANDRITZ AG (Machinery)	60,122
8,084	BUWOG AG* (Real Estate Management & Development)	237,667
3,078	CA Immobilien Anlagen AG (Real Estate Management & Development)	79,434
1,959	Erste Groupe Bank AG* (Banks)	81,151
3,052	OMV AG (Oil, Gas & Consumable Fuels)	172,887
2,312	Raiffeisen Bank International AG* (Banks)	68,134
4,022	S&T AG (Technology Hardware, Storage & Peripherals)	70,307

Shares	Description	Value
Common Stocks – (continued)
Austria – (continued)
9,556	UNIQA Insurance Group AG (Insurance)	$ 98,927
2,490	voestalpine AG (Metals & Mining)	126,203
4,534	Wienerberger AG (Construction Materials)	104,228

		1,144,966

Belgium – 0.3%
762	Ackermans & van Haaren NV (Diversified Financial Services)	137,762
2,578	Ageas (Insurance)	116,058
2,411	Bekaert SA (Metals & Mining)	116,614
631	Cie d’Entreprises CFE (Construction & Engineering)	93,148
1,276	Colruyt SA (Food & Staples Retailing)	71,505
256	Galapagos NV* (Biotechnology)	20,338
2,436	Greenyard NV (Food Products)	59,982
977	Groupe Bruxelles Lambert SA (Diversified Financial Services)	100,204
1,217	KBC Group NV (Banks)	100,614
3,569	Ontex Group NV (Personal Products)	122,395
1,232	Proximus SADP (Diversified Telecommunication Services)	43,323
318	Solvay SA (Chemicals)	45,595
990	Telenet Group Holding NV* (Media)	69,116
915	UCB SA (Pharmaceuticals)	66,632
1,332	Umicore SA (Chemicals)	106,936

		1,270,222

Bermuda – 0.0%
5,800	VEON Ltd. ADR (Wireless Telecommunication Services)	23,722

Brazil – 1.0%
66,746	Ambev SA ADR (Beverages)	405,816
7,500	B3 SA - Brasil Bolsa Balcao (Capital Markets)	49,281
19,104	Banco Bradesco SA ADR (Banks)	183,780
2,300	Banco do Brasil SA (Banks)	21,168
8,550	Banco Santander Brasil SA (Banks)	40,936
21,390	BR Malls Participacoes SA (Real Estate Management & Development)	90,544
2,400	BRF SA* (Food Products)	28,296
9,700	CCR SA (Transportation Infrastructure)	53,129
1,900	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	20,442

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
2,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Water Utilities)	$ 22,596
1,200	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	16,309
5,500	Cia Siderurgica Nacional SA* (Metals & Mining)	13,440
56,992	Cielo SA (IT Services)	477,012
1,700	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	19,680
5,227	CPFL Energia SA (Electric Utilities)	45,023
9,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	36,896
2,500	Duratex SA (Paper & Forest Products)	6,350
10,100	EDP - Energias do Brasil SA (Electric Utilities)	46,543
5,900	Embraer SA (Aerospace & Defense)	29,837
1,600	Embraer SA ADR (Aerospace & Defense)	32,432
2,480	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	27,835
3,600	Equatorial Energia SA (Electric Utilities)	65,458
1,100	Estacio Participacoes SA (Diversified Consumer Services)	7,196
2,700	Fibria Celulose SA (Paper & Forest Products)	28,642
3,400	Fleury SA (Health Care Providers & Services)	32,742
8,600	Hypermarcas SA (Pharmaceuticals)	77,193
3,100	Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	36,484
14,566	Itau Unibanco Holding SA ADR (Banks)	173,481
10,000	JBS SA (Food Products)	24,693
6,000	Klabin SA (Containers & Packaging)	30,785
18,100	Kroton Educacional SA (Diversified Consumer Services)	87,530
2,100	Localiza Rent a Car SA (Road & Rail)	34,951
4,730	Lojas Renner SA (Multiline Retail)	44,443
300	M Dias Branco SA (Food Products)	4,883
10,300	MRV Engenharia e Participacoes SA (Household Durables)	47,332

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
2,700	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	$ 62,237
700	Natura Cosmeticos SA (Personal Products)	5,623
12,900	Odontoprev SA (Health Care Providers & Services)	53,820
12,117	Petroleo Brasileiro SA ADR* (Oil, Gas & Consumable Fuels)	106,751
600	Porto Seguro SA (Insurance)	6,061
7,800	Qualicorp SA (Health Care Providers & Services)	82,043
25,900	Raia Drogasil SA (Food & Staples Retailing)	573,092
340	Rumo SA* (Road & Rail)	1,127
900	Sao Martinho SA (Food Products)	5,068
600	Smiles SA (Media)	12,524
8,400	Telefonica Brasil SA ADR (Diversified Telecommunication Services)	124,992
8,100	TIM Participacoes SA (Wireless Telecommunication Services)	27,638
2,700	Tim Participacoes SA ADR (Wireless Telecommunication Services)	45,549
2,200	TOTVS SA (Software)	21,165
11,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	265,782
2,640	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial Services & Supplies)	14,282
8,500	WEG SA (Machinery)	51,627

		3,822,539

British Virgin Islands* – 0.0%
1,290	Arcos Dorados Holdings, Inc. Class A (Hotels, Restaurants & Leisure)	11,352
5,234	Lenta Ltd. (Food & Staples Retailing)	31,404
300	Luxoft Holding, Inc. (IT Services)	18,885
1,433	Mail.Ru Group Ltd. GDR (Internet Software & Services)	39,595

		101,236

Canada – 2.7%
2,116	Air Canada* (Airlines)	33,656
13,000	Alamos Gold, Inc. Class A (Metals & Mining)	92,071

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
3,200	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 97,919
8,000	Amaya, Inc.* (Hotels, Restaurants & Leisure)	141,873
3,100	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	42,742
1,100	Bank of Montreal (Banks)	83,430
1,000	BCE, Inc. (Diversified Telecommunication Services)	46,938
14,492	Birchcliff Energy Ltd. (Oil, Gas & Consumable Fuels)	70,905
2,700	Brookfield Asset Management, Inc. Class A (Capital Markets)	105,011
900	Canadian Imperial Bank of Commerce (Banks)	78,122
300	Canadian National Railway Co. (Road & Rail)	23,706
1,800	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	55,050
10,436	Canadian Pacific Railway Ltd. (Road & Rail)	1,632,708
500	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	57,072
7,000	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	138,175
5,600	Cascades, Inc. (Containers & Packaging)	69,037
1,475	CCL Industries, Inc. Class B (Containers & Packaging)	70,712
4,200	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	35,271
10,985	CES Energy Solutions Corp. (Energy Equipment & Services)	56,126
1,500	CI Financial Corp. (Capital Markets)	32,677
100	Constellation Software, Inc. (Software)	53,872
14,800	Corus Entertainment, Inc. Class B (Media)	164,293
5,100	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	40,088
5,000	Detour Gold Corp.* (Metals & Mining)	62,884
600	Dollarama, Inc. (Multiline Retail)	58,650
3,400	Emera, Inc. (Electric Utilities)	126,537
1,605	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	66,530
92,259	Encana Corp. (Oil, Gas & Consumable Fuels)	928,695
4,700	Enerflex Ltd. (Energy Equipment & Services)	64,991
15,000	Enerplus Corp. (Oil, Gas & Consumable Fuels)	135,352

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
300	Fairfax Financial Holdings Ltd. (Insurance)	$ 143,054
4,000	Fortis, Inc. (Electric Utilities)	145,851
600	Franco-Nevada Corp. (Metals & Mining)	43,471
17,800	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	536,391
1,900	Goldcorp, Inc. (Metals & Mining)	24,947
3,000	Great-West Lifeco, Inc. (Insurance)	85,615
9,300	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	157,393
2,100	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	60,267
2,400	Intact Financial Corp. (Insurance)	186,437
600	Keyera Corp. (Oil, Gas & Consumable Fuels)	18,750
2,800	Kinaxis, Inc.* (Software)	180,094
15,200	Kirkland Lake Gold Ltd. (Metals & Mining)	157,517
800	Loblaw Cos. Ltd. (Food & Staples Retailing)	43,569
28,312	Lundin Mining Corp. (Metals & Mining)	203,697
1,500	Magna International, Inc. (Auto Components)	71,538
33,000	Manulife Financial Corp. (Insurance)	679,719
1,200	Metro, Inc. (Food & Staples Retailing)	40,647
1,900	National Bank of Canada (Banks)	85,571
5,900	New Flyer Industries, Inc. (Machinery)	240,543
24,700	OceanaGold Corp. (Metals & Mining)	67,557
1,100	Onex Corp. (Diversified Financial Services)	88,150
4,800	Open Text Corp. (Software)	160,545
9,800	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	120,579
909	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	30,979
3,600	Potash Corp. of Saskatchewan, Inc. (Chemicals)	64,391
3,300	Power Corp. of Canada (Insurance)	80,253
3,300	Power Financial Corp. (Insurance)	89,412
21,400	Pure Industrial Real Estate Trust (Equity Real Estate Investment Trusts (REITs))	109,339
15,800	Raging River Exploration, Inc.* (Oil, Gas & Consumable Fuels)	101,257

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
400	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	$ 23,832
6,300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	121,730
9,935	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	280,465
1,600	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	83,199
1,300	Royal Bank of Canada (Banks)	96,983
2,200	Saputo, Inc. (Food Products)	74,572
4,500	Seven Generations Energy Ltd. Class A* (Oil, Gas & Consumable Fuels)	78,215
4,700	Shaw Communications, Inc. Class B (Media)	104,650
500	SNC-Lavalin Group, Inc. (Construction & Engineering)	22,021
7,200	Spartan Energy Corp.* (Oil, Gas & Consumable Fuels)	36,902
3,100	Sun Life Financial, Inc. (Insurance)	118,803
1,500	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	48,931
3,100	Teck Resources Ltd. Class B (Metals & Mining)	67,284
1,600	TELUS Corp. (Diversified Telecommunication Services)	57,789
6,200	TFI International, Inc. (Road & Rail)	145,757
1,300	The Bank of Nova Scotia (Banks)	80,987
2,100	The Toronto-Dominion Bank (Banks)	108,255
1,136	Thomson Reuters Corp. (Capital Markets)	52,028
2,700	Tourmaline Oil Corp.* (Oil, Gas & Consumable Fuels)	59,880
1,110	TransCanada Corp. (Oil, Gas & Consumable Fuels)	56,713
300	Waste Connections, Inc. (Commercial Services & Supplies)	19,498
1,774	Wheaton Precious Metals Corp. (Metals & Mining)	35,971
20,400	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	150,699

		10,607,790

Chile – 0.3%
66,436	AES Gener SA (Independent Power and Renewable Electricity Producers)	24,604
60,063	Aguas Andinas SA Class A (Water Utilities)	37,832

Shares	Description	Value
Common Stocks – (continued)
Chile – (continued)
4,388	AntarChile SA (Industrial Conglomerates)	$ 59,626
226,603	Banco de Chile (Banks)	32,498
1,127	Banco de Credito e Inversiones (Banks)	68,594
547,723	Banco Santander Chile (Banks)	38,783
9,000	Banmedica SA (Health Care Providers & Services)	22,140
15,007	Cencosud SA (Food & Staples Retailing)	42,742
2,996	Cia Cervecerias Unidas SA (Beverages)	39,938
153,110	Colbun SA (Independent Power and Renewable Electricity Producers)	35,665
5,733	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	64,360
24,818	Empresas CMPC SA (Paper & Forest Products)	62,455
10,180	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	124,014
29,783	Enel Americas SA (Electric Utilities)	6,018
180,054	Enel Chile SA (Electric Utilities)	19,582
27,172	Enel Generacion Chile SA (Independent Power and Renewable Electricity Producers)	21,150
4,700	Enersis Americas SA ADR (Electric Utilities)	47,000
3,200	Enersis Chile SA ADR (Electric Utilities)	17,504
16,871	Engie Energia Chile SA (Electric Utilities)	36,682
3,050,835	Itau CorpBanca (Banks)	28,983
5,211	Latam Airlines Group SA (Airlines)	61,332
25,551	Parque Arauco SA (Real Estate Management & Development)	67,449
31,826	Quinenco SA (Industrial Conglomerates)	90,151
12,966	SACI Falabella (Multiline Retail)	120,960
66,639	SMU SA* (Food & Staples Retailing)	17,844
70,118	Sociedad Matriz del Banco de Chile SA (Banks)	30,106
1,620	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	66,598
18,723	SONDA SA (IT Services)	35,415
18,160	Vina Concha y Toro SA (Beverages)	29,269

		1,349,294

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – 4.1%
1,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	$ 20,150
123,000	Agricultural Bank of China Ltd. Class H (Banks)	57,372
18,000	Air China Ltd. Class H (Airlines)	16,234
7,053	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	1,092,862
152,000	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	95,231
22,500	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	83,122
10,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	34,283
6,636	Baidu, Inc. ADR* (Internet Software & Services)	1,502,059
92,000	Bank of China Ltd. Class H (Banks)	45,247
65,000	Bank of Communications Co. Ltd. Class H (Banks)	48,080
29,000	BBMG Corp. Class H (Construction Materials)	14,599
32,000	Beijing Capital International Airport Co. Ltd. (Transportation Infrastructure)	50,362
9,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	47,763
50,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	41,489
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	212,522
5,000	Byd Co. Ltd. Class H (Automobiles)	31,120
85,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	23,262
200	China Biologic Products Holdings, Inc.* (Biotechnology)	19,900
53,000	China Cinda Asset Management Co. Ltd. (Capital Markets)	22,022
42,000	China Coal Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	20,732
47,000	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	62,598
13,000	China Conch Venture Holdings Ltd. (Machinery)	24,154
86,000	China Construction Bank Corp. Class H (Banks)	71,407

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
28,000	China Eastern Airlines Corp. Ltd. Class H (Airlines)	$ 15,430
44,000	China Everbright Bank Co. Ltd. Class H (Banks)	21,334
18,000	China Everbright International Ltd. (Commercial Services & Supplies)	23,472
29,000	China Evergrande Group* (Real Estate Management & Development)	80,654
27,000	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	23,778
21,000	China Hongqiao Group Ltd. (Metals & Mining)	18,955
63,000	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	25,801
113,000	China Huishan Dairy Holdings Co. Ltd. (Food Products)	6,076
8,000	China Life Insurance Co. Ltd. Class H (Insurance)	25,284
73,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	53,388
23,000	China Medical System Holdings Ltd. (Pharmaceuticals)	39,237
23,000	China Mengniu Dairy Co. Ltd.* (Food Products)	44,763
13,500	China Merchants Bank Co. Ltd. Class H (Banks)	44,328
93,627	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	293,928
6,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	6,030
161,500	China Mobile Ltd. (Wireless Telecommunication Services)	1,726,297
66,000	China Molybdenum Co. Ltd. Class H (Metals & Mining)	35,866
68,000	China National Building Material Co. Ltd. Class H (Construction Materials)	41,482
6,000	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	5,112
12,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	40,653
50,200	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	221,191
160,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	121,291

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
41,500	China Railway Construction Corp. Ltd. Class H (Construction & Engineering)	$ 54,772
66,000	China Railway Group Ltd. Class H (Construction & Engineering)	52,446
26,000	China Resources Beer Holdings Co. Ltd. (Beverages)	65,653
12,000	China Resources Gas Group Ltd. (Gas Utilities)	45,446
30,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	57,124
29,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	72,135
36,000	China Southern Airlines Co. Ltd. Class H (Airlines)	27,402
32,000	China State Construction International Holdings Ltd. (Construction & Engineering)	51,629
56,000	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	26,619
54,000	China Unicom Hong Kong Ltd.* (Diversified Telecommunication Services)	78,263
23,100	China Vanke Co. Ltd. Class H (Real Estate Management & Development)	68,063
43,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	31,683
55,000	CITIC Ltd. (Industrial Conglomerates)	83,566
107,000	CITIC Securities Co. Ltd. Class H (Capital Markets)	216,937
650,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	727,522
31,000	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	43,281
51,000	CRRC Corp. Ltd. Class H (Machinery)	45,526
44,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	68,566
27,178	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	1,623,342
44,000	Datang International Power Generation Co. Ltd. Class H* (Independent Power and Renewable Electricity Producers)	14,971
20,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	24,479
20,000	Geely Automobile Holdings Ltd. (Automobiles)	46,183

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
12,200	GF Securities Co. Ltd. Class H (Capital Markets)	$ 24,577
208,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	25,013
25,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	32,660
36,000	Guangdong Investment Ltd. (Water Utilities)	50,661
28,000	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	60,169
8,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (Pharmaceuticals)	21,083
32,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	58,561
12,400	Haitong Securities Co. Ltd. Class H (Capital Markets)	19,749
18,000	Hengan International Group Co. Ltd. (Personal Products)	137,252
62,000	Huadian Power International Co. Ltd. Class H (Independent Power and Renewable Electricity Producers)	26,169
110,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	77,538
2,400	Huatai Securities Co. Ltd.(a) (Capital Markets)	4,815
116,000	Industrial and Commercial Bank of China Ltd. Class H (Banks)	81,056
13,913	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	628,450
32,000	Jiangsu Expressway Co. Ltd. (Transportation Infrastructure)	46,428
36,000	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	65,623
22,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	21,931
24,000	Longfor Properties Co. Ltd. (Real Estate Management & Development)	60,230
42,000	Maanshan Iron & Steel Co. Ltd.* (Metals & Mining)	20,340
1,369	NetEase, Inc. ADR (Internet Software & Services)	426,142
1,100	New China Life Insurance Co. Ltd. Class H (Insurance)	7,089
300	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	23,898
114,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	73,343

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
63,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	$ 470,034
34,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	19,842
57,500	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	63,031
20,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	16,117
68,000	Shanghai Electric Group Co. Ltd.* (Electrical Equipment)	31,576
18,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	65,881
33,300	Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health Care Providers & Services)	88,176
12,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	80,162
51,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	21,461
48,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	27,277
10,400	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	43,529
28,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	74,486
2,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	23,768
61,297	Tencent Holdings Ltd. (Internet Software & Services)	2,446,606
22,000	Tingyi Cayman Islands Holding Corp. (Food Products)	28,012
9,000	TravelSky Technology Ltd. Class H (IT Services)	23,831
12,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	51,412
20,000	Uni-President China Holdings Ltd. (Food Products)	15,532
60,000	Want Want China Holdings Ltd. (Food Products)	40,520
32,000	Weichai Power Co. Ltd. Class H (Machinery)	30,799
38,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	47,406
184,000	Zijin Mining Group Co. Ltd. Class H (Metals & Mining)	66,723

		15,845,486

Shares	Description	Value
Common Stocks – (continued)
Colombia – 0.1%
4,940	Almacenes Exito SA (Food & Staples Retailing)	$ 25,212
1,299	Banco de Bogota SA (Banks)	29,624
3,436	Bancolombia SA (Banks)	35,210
1,125	Bancolombia SA ADR (Banks)	49,207
17,310	Celsia SA ESP (Electric Utilities)	27,477
9,553	Cementos Argos SA (Construction Materials)	38,069
1,502	Corp. Financiera Colombiana SA (Diversified Financial Services)	14,547
6,800	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	63,512
63,731	Empresa de Energia de Bogota SA ESP (Gas Utilities)	42,258
5,230	Grupo Argos SA (Construction Materials)	37,621
4,721	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	66,432
7,860	Grupo Nutresa SA (Food Products)	70,279
13,628	Interconexion Electrica SA ESP (Electric Utilities)	62,432

		561,880

Croatia – 0.0%
167	Atlantic Grupa dd (Food Products)	21,714
1,732	Hrvatski Telekom dd (Diversified Telecommunication Services)	49,798
410	Podravka Prehrambena Ind DD (Food Products)	20,691
10,000	Valamar Riviera DD (Hotels, Restaurants & Leisure)	70,251
2,800	Zagrebacka Banka dd (Banks)	24,164

		186,618

Cyprus – 0.0%
1,500	QIWI PLC ADR (IT Services)	27,465

Czech Republic – 0.1%
8,428	CEZ AS (Electric Utilities)	152,906
2,578	Komercni banka AS (Banks)	111,190
4,653	Moneta Money Bank AS(a) (Banks)	16,768
2,104	O2 Czech Republic AS (Diversified Telecommunication Services)	26,881
3,512	Unipetrol AS (Chemicals)	46,862

		354,607

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – 0.8%
36	AP Moller - Maersk A/S Class B (Marine)	$ 78,582
930	Carlsberg A/S Class B (Beverages)	103,322
10,159	Chr Hansen Holding A/S (Chemicals)	818,118
9,485	Coloplast A/S Class B (Health Care Equipment & Supplies)	814,844
3,340	Danske Bank A/S (Banks)	135,262
522	DONG Energy A/S(a) (Electric Utilities)	25,183
713	DSV A/S (Road & Rail)	46,035
2,105	GN Store Nord A/S (Health Care Equipment & Supplies)	64,026
1,142	ISS A/S (Commercial Services & Supplies)	46,816
2,602	Jyske Bank A/S (Banks)	163,084
14,078	Novozymes A/S Class B (Chemicals)	650,058
3,307	Royal Unibrew A/S (Beverages)	164,764
18,023	TDC A/S (Diversified Telecommunication Services)	111,212
290	Vestas Wind Systems A/S (Electrical Equipment)	28,342

		3,249,648

Finland – 0.3%
1,201	Elisa Oyj (Diversified Telecommunication Services)	49,441
3,953	Fortum Oyj (Electric Utilities)	64,640
609	Huhtamaki Oyj (Containers & Packaging)	23,599
2,515	Kesko Oyj Class B (Food & Staples Retailing)	127,169
1,635	Metso Oyj (Machinery)	52,015
3,191	Neste Oyj (Oil, Gas & Consumable Fuels)	138,343
8,438	Nokia Oyj (Communications Equipment)	53,844
1,384	Nokian Renkaat Oyj (Auto Components)	56,432
1,475	Orion Oyj Class B (Pharmaceuticals)	74,548
1,353	Sampo Oyj Class A (Insurance)	73,998
6,692	Sanoma Oyj (Media)	62,267
4,356	Stora Enso Oyj Class R (Paper & Forest Products)	58,239
1,565	UPM-Kymmene Oyj (Paper & Forest Products)	42,604
11,285	Valmet Oyj (Machinery)	205,708
334	Wartsila Oyj Abp (Machinery)	22,197

		1,105,044

Shares	Description	Value
Common Stocks – (continued)
France – 2.6%
493	Accor SA (Hotels, Restaurants & Leisure)	$ 22,902
291	Aeroports de Paris (Transportation Infrastructure)	49,247
54	Air Liquide SA (Chemicals)	6,621
3,421	Alstom SA (Machinery)	122,561
343	Amundi SA(a) (Capital Markets)	26,528
452	Arkema SA (Chemicals)	51,454
251	Atos SE (IT Services)	38,161
1,190	AXA SA (Insurance)	35,145
510	BioMerieux (Health Care Equipment & Supplies)	112,380
5,992	BNP Paribas SA (Banks)	464,354
11,656	Bollore SA (Air Freight & Logistics)	54,080
3,448	Bouygues SA (Construction & Engineering)	147,830
1,821	Bureau Veritas SA (Professional Services)	41,491
615	Capgemini SE (IT Services)	66,955
995	Carrefour SA (Food & Staples Retailing)	23,900
1,115	Casino Guichard-Perrachon SA (Food & Staples Retailing)	68,005
127	Christian Dior SE (Textiles, Apparel & Luxury Goods)	36,164
578	Cie de Saint-Gobain (Building Products)	32,071
601	Cie Generale des Etablissements Michelin (Auto Components)	81,397
3,983	Cie Plastic Omnium SA (Auto Components)	153,275
2,212	CNP Assurances (Insurance)	53,401
1,793	Credit Agricole SA (Banks)	31,471
132	Danone SA (Food Products)	9,850
16	Dassault Aviation SA (Aerospace & Defense)	24,022
292	Dassault Systemes SE (Software)	28,645
1,517	Edenred (Commercial Services & Supplies)	39,879
741	Eiffage SA (Construction & Engineering)	71,777
6,221	Electricity de France SA (Electric Utilities)	63,147
2,960	Elior Group(a) (Hotels, Restaurants & Leisure)	78,567
57,661	Engie SA (Multi-Utilities)	928,700
4,926	Essilor International SA (Health Care Equipment & Supplies)	623,664
750	Eurazeo SA (Diversified Financial Services)	61,218

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
290	Eurofins Scientific SE (Life Sciences Tools & Services)	$ 161,544
4,121	Eutelsat Communications SA (Media)	111,532
889	Faurecia (Auto Components)	49,364
2,667	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	257,433
746	Gecina SA (Equity Real Estate Investment Trusts (REITs))	112,789
4,820	Groupe Eurotunnel SE (Transportation Infrastructure)	53,447
1,388	Hermes International (Textiles, Apparel & Luxury Goods)	703,042
129	Iliad SA (Diversified Telecommunication Services)	32,002
289	Ingenico Group SA (Electronic Equipment, Instruments & Components)	30,315
661	Ipsen SA (Pharmaceuticals)	84,605
42	Kering (Textiles, Apparel & Luxury Goods)	14,680
945	Klepierre (Equity Real Estate Investment Trusts (REITs))	38,459
67	L’Oreal SA (Personal Products)	13,881
3,359	Lagardere SCA (Media)	110,362
3,483	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	874,890
7,531	Natixis SA (Banks)	54,724
2,845	Nexans SA (Electrical Equipment)	162,974
2,173	Nexity SA* (Real Estate Management & Development)	116,551
2,095	Orange SA (Diversified Telecommunication Services)	35,252
2,642	Orpea (Health Care Providers & Services)	302,966
239	Pernod Ricard SA (Beverages)	33,160
1,586	Peugeot SA (Automobiles)	34,116
433	Publicis Groupe SA (Media)	32,742
318	Renault SA (Automobiles)	28,649
2,592	Rexel SA (Trading Companies & Distributors)	41,046
5,360	Rubis SCA (Gas Utilities)	341,175
306	Safran SA (Aerospace & Defense)	28,951
851	Sanofi (Pharmaceuticals)	81,091
15,335	Schneider Electric SE* (Electrical Equipment)	1,203,540
1,813	SCOR SE (Insurance)	76,465
431	SEB SA (Household Durables)	76,677
335	Societe BIC SA (Commercial Services & Supplies)	39,294
794	Societe Generale SA (Banks)	46,556

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
330	Sodexo SA (Hotels, Restaurants & Leisure)	$ 38,983
2,685	SOITEC* (Semiconductors & Semiconductor Equipment)	170,491
588	Sopra Steria Group (IT Services)	101,686
3,617	Suez (Multi-Utilities)	65,400
2,455	Teleperformance (Professional Services)	342,062
526	Thales SA (Aerospace & Defense)	58,232
927	TOTAL SA (Oil, Gas & Consumable Fuels)	47,141
745	Ubisoft Entertainment SA* (Software)	47,140
239	Unibail-Rodamco SE (Equity Real Estate Investment Trusts (REITs))	59,775
2,708	Veolia Environnement SA (Multi-Utilities)	61,030
376	Vinci SA (Construction & Engineering)	33,669
3,312	Vivendi SA (Media)	76,553
490	Wendel SA (Diversified Financial Services)	73,726
1,727	Zodiac Aerospace (Aerospace & Defense)	49,388

		10,258,412

Germany – 2.0%
5,390	Aareal Bank AG (Thrifts & Mortgage Finance)	224,809
3,029	adidas AG (Textiles, Apparel & Luxury Goods)	691,806
316	Allianz SE (Insurance)	67,358
1,973	Aurubis AG (Metals & Mining)	175,642
578	Axel Springer AG (Media)	36,702
11,429	BASF SE (Chemicals)	1,088,040
241	Bayer AG (Pharmaceuticals)	30,525
241	Bayerische Motoren Werke AG (Automobiles)	22,143
1,382	Bechtle AG (IT Services)	99,478
80	Beiersdorf AG (Personal Products)	8,779
461	Brenntag AG (Trading Companies & Distributors)	26,124
2,507	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	134,234
5,291	Commerzbank AG* (Banks)	69,208
372	Covestro AG(a) (Chemicals)	28,848
297	Daimler AG (Automobiles)	20,809
3,102	Deutsche Bank AG (Capital Markets)	55,239
4,440	Deutsche Lufthansa AG (Airlines)	95,349
650	Deutsche Post AG (Air Freight & Logistics)	25,215
1,709	Deutsche Telekom AG (Diversified Telecommunication Services)	31,221

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
3,569	Deutsche Wohnen AG (Real Estate Management & Development)	$ 141,434
13,717	Deutz AG (Machinery)	101,832
765	Drillisch AG (Wireless Telecommunication Services)	51,174
1,335	Duerr AG (Machinery)	162,652
2,016	Evonik Industries AG (Chemicals)	68,660
1,168	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	116,962
1,573	Freenet AG (Wireless Telecommunication Services)	53,096
202	Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)	19,049
179	Fresenius SE & Co. KGaA (Health Care Providers & Services)	15,108
651	GEA Group AG (Machinery)	26,457
638	Hannover Rueck SE (Insurance)	80,528
556	HeidelbergCement AG (Construction Materials)	55,056
211	Henkel AG & Co. KGaA (Household Products)	29,888
360	HOCHTIEF AG (Construction & Engineering)	64,258
474	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	35,753
909	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	19,740
2,443	K&S AG (Chemicals)	63,526
780	KION Group AG (Machinery)	67,683
344	LANXESS AG (Chemicals)	26,527
1,408	LEG Immobilien AG (Real Estate Management & Development)	135,387
3,524	Linde AG (Chemicals)	672,241
781	MAN SE (Machinery)	86,488
183	Merck KGaA (Pharmaceuticals)	20,081
340	MTU Aero Engines AG (Aerospace & Defense)	49,828
362	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	77,757
1,383	OSRAM Licht AG (Electrical Equipment)	115,251
1,033	Pfeiffer Vacuum Technology AG (Machinery)	175,178
3,427	Rheinmetall AG (Industrial Conglomerates)	341,980
1,807	RWE AG* (Multi-Utilities)	38,075
6,824	SAP SE (Software)	722,561
5,400	SAP SE ADR (Software)	571,590
251	Siemens AG (Industrial Conglomerates)	34,061

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,930	Siltronic AG* (Semiconductors & Semiconductor Equipment)	$ 209,872
450	Stada Arzneimittel AG (Pharmaceuticals)	35,052
291	Symrise AG (Chemicals)	20,375
12,803	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	66,137
4,358	TLG Immobilien AG (Real Estate Management & Development)	94,519
5,744	TUI AG (Hotels, Restaurants & Leisure)	90,282
880	United Internet AG (Internet Software & Services)	53,574
2,959	Vonovia SE (Real Estate Management & Development)	119,913
1,295	Wirecard AG (IT Services)	99,105
888	Zalando SE*(a) (Internet & Direct Marketing Retail)	39,745

		7,999,964

Greece – 0.2%
2,925	Aegean Airlines SA (Airlines)	28,636
1,400	Aegean Marine Petroleum Network, Inc. (Oil, Gas & Consumable Fuels)	6,930
21,591	Alpha Bank AE* (Banks)	51,760
2,300	Costamare, Inc. (Marine)	14,789
37,844	Eurobank Ergasias SA* (Banks)	41,303
2,588	Grivalia Properties REIC AE (Equity Real Estate Investment Trusts (REITs))	27,879
5,393	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	68,822
8,497	HOLDING CO ADMIE IPTO SA* (Electric Utilities)	20,520
3,753	JUMBO SA (Specialty Retail)	62,865
2,047	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	46,090
2,500	Mytilineos Holdings SA* (Industrial Conglomerates)	24,860
68,112	National Bank of Greece SA* (Banks)	27,535
4,858	OPAP SA (Hotels, Restaurants & Leisure)	55,899
22,900	Piraeus Bank SA* (Banks)	6,257
8,497	Public Power Corp. SA* (Electric Utilities)	22,473
2,808	Titan Cement Co. SA (Construction Materials)	78,349
3,100	Tsakos Energy Navigation Ltd. (Oil, Gas & Consumable Fuels)	15,283

		600,250

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 0.9%
88,808	AIA Group Ltd. (Insurance)	$ 698,520
2,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	29,725
8,000	BOC Hong Kong Holdings Ltd. (Banks)	39,332
3,000	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	24,260
35,000	China Agri-Industries Holdings Ltd. (Food Products)	15,667
35,000	China CITIC Bank Corp. Ltd. Series H (Banks)	22,687
12,000	China Everbright Ltd. (Capital Markets)	27,328
14,000	China Gas Holdings Ltd. (Gas Utilities)	33,876
16,000	China Resources Land Ltd. (Real Estate Management & Development)	51,342
10,000	China Taiping Insurance Holdings Co. Ltd. (Insurance)	30,028
4,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	52,636
3,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	27,962
4,000	CLP Holdings Ltd. (Electric Utilities)	42,621
4,035	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	4,936
4,000	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	32,251
31,000	Far East Horizon Ltd. (Diversified Financial Services)	26,411
16,000	Fosun International Ltd. (Industrial Conglomerates)	24,227
85,000	Fullshare Holdings Ltd.* (Real Estate Management & Development)	33,949
269,000	GCL-Poly Energy Holdings Ltd.* (Semiconductors & Semiconductor Equipment)	28,553
3,000	Haier Electronics Group Co. Ltd.* (Household Durables)	7,725
10,000	Hang Lung Group Ltd. (Real Estate Management & Development)	37,985
11,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	27,358
300	Hang Seng Bank Ltd. (Banks)	6,522

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
4,100	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	$ 23,697
12,300	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	23,248
7,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	57,862
19,000	Hopewell Holdings Ltd. (Industrial Conglomerates)	72,792
39,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	188,594
500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	31,894
600	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	24,466
9,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	42,770
68,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	24,875
10,500	Link REIT (Equity Real Estate Investment Trusts (REITs))	85,246
61,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	144,143
4,000	Minth Group Ltd. (Auto Components)	18,418
22,000	MTR Corp. Ltd. (Road & Rail)	127,041
25,111	New World Development Co. Ltd. (Real Estate Management & Development)	33,911
28,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	41,659
50,945	NWS Holdings Ltd. (Industrial Conglomerates)	97,461
66,000	PCCW Ltd. (Diversified Telecommunication Services)	37,117
4,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	7,441
7,500	Power Assets Holdings Ltd. (Electric Utilities)	74,286
46,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	214,902
25,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	50,797
64,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	56,501

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
20,058	Sino Land Co. Ltd. (Real Estate Management & Development)	$ 33,081
63,000	Sino-Ocean Group Holding Ltd. (Real Estate Management & Development)	35,204
64,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	52,522
2,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	30,944
4,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	44,839
16,800	Swire Properties Ltd. (Real Estate Management & Development)	58,035
7,500	Techtronic Industries Co. Ltd. (Household Durables)	33,325
3,060	The Bank of East Asia Ltd. (Banks)	13,090
4,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	33,999
2,800	VTech Holdings Ltd. (Communications Equipment)	40,500
76,000	WH Group Ltd.(a) (Food Products)	71,261
5,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	37,677
11,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	25,063
220,000	Xinyi Glass Holdings Ltd.* (Auto Components)	227,325
24,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	101,152

		3,643,039

Hungary – 0.2%
15,273	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	27,598
2,092	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	181,306
7,652	OTP Bank PLC (Banks)	284,761
6,965	Richter Gedeon Nyrt (Pharmaceuticals)	178,194

		671,859

India – 1.7%
3,400	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	20,973
10,673	Ambuja Cements Ltd. (Construction Materials)	43,775

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
1,148	Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)	$ 22,534
32,647	Ashok Leyland Ltd. (Machinery)	55,715
2,389	Asian Paints Ltd. (Chemicals)	43,294
4,208	Aurobindo Pharma Ltd. (Pharmaceuticals)	47,126
4,143	Axis Bank Ltd. (Banks)	33,567
712	Bajaj Auto Ltd. (Automobiles)	31,163
802	Bajaj Finance Ltd. (Consumer Finance)	21,278
383	Bajaj Finserv Ltd. (Insurance)	29,811
742	Bharat Forge Ltd. (Auto Components)	13,291
3,408	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	25,026
15,455	Bharti Airtel Ltd. (Wireless Telecommunication Services)	100,880
5,420	Bharti Infratel Ltd. (Diversified Telecommunication Services)	33,920
11	Bosch Ltd. (Auto Components)	4,144
2,375	Cadila Healthcare Ltd. (Pharmaceuticals)	20,114
5,722	Cipla Ltd. (Pharmaceuticals)	49,971
26,250	Cipla Ltd. GDR (Pharmaceuticals)	229,246
6,313	Coal India Ltd. (Oil, Gas & Consumable Fuels)	24,512
1,399	Cummins India Ltd. (Machinery)	21,532
7,554	Dabur India Ltd. (Personal Products)	36,503
12,113	DLF Ltd.* (Real Estate Management & Development)	36,489
8,079	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals)	295,611
85	Eicher Motors Ltd. (Machinery)	39,833
8,278	GAIL India Ltd. (Gas Utilities)	48,613
2,496	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	27,112
2,000	Godrej Consumer Products Ltd. (Personal Products)	32,345
3,167	Havells India Ltd. (Electrical Equipment)	23,339
2,630	HCL Technologies Ltd. (IT Services)	36,642
1,301	HDFC Bank Ltd. (Banks)	37,284
17,265	HDFC Bank Ltd. ADR (Banks)	1,670,907
702	Hero MotoCorp Ltd. (Automobiles)	39,997
17,929	Hindalco Industries Ltd. (Metals & Mining)	61,374

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
9,528	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	$ 56,894
3,080	Hindustan Unilever Ltd. (Household Products)	55,486
1,742	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	48,587
1,399	ICICI Bank Ltd. (Banks)	6,583
43,361	ICICI Bank Ltd. ADR (Banks)	403,691
39,817	Idea Cellular Ltd. (Wireless Telecommunication Services)	57,310
509	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	9,315
4,620	Indiabulls Real Estate Ltd.* (Real Estate Management & Development)	16,359
12,054	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	69,082
300	IndusInd Bank Ltd. (Banks)	7,696
1,473	Infosys Ltd. (IT Services)	23,151
31,467	Infosys Ltd. ADR (IT Services)	497,179
39,976	ITC Ltd. (Tobacco)	177,635
21,006	JSW Steel Ltd. (Metals & Mining)	72,450
1,939	Kotak Mahindra Bank Ltd. (Banks)	30,887
1,599	Larsen & Toubro Ltd. (Construction & Engineering)	29,758
426	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	4,583
1,384	Lupin Ltd. (Pharmaceuticals)	22,265
1,313	Mahindra & Mahindra Ltd. (Automobiles)	28,714
7,587	Marico Ltd. (Personal Products)	39,591
751	Maruti Suzuki India Ltd. (Automobiles)	90,709
1,529	Motherson Sumi Systems Ltd.* (Auto Components)	7,747
285	Nestle India Ltd. (Food Products)	30,063
26,376	NHPC Ltd. (Independent Power and Renewable Electricity Producers)	12,474
40,772	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	104,374
18,625	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	49,185
1,097	Piramal Enterprises Ltd. (Pharmaceuticals)	50,478
22,922	Power Grid Corp. of India Ltd. (Electric Utilities)	79,765
6,753	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	169,992
1,831	Reliance Infrastructure Ltd. (Electric Utilities)	15,084

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
7,847	Rural Electrification Corp. Ltd. (Diversified Financial Services)	$ 21,410
26	Shree Cement Ltd. (Construction Materials)	7,539
77	Shriram Transport Finance Co. Ltd. (Consumer Finance)	1,222
667	Siemens Ltd. (Industrial Conglomerates)	15,130
10,380	State Bank of India (Banks)	50,546
12,065	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	100,023
7,100	Tata Consultancy Services Ltd. (IT Services)	275,724
68,047	Tata Global Beverages Ltd. GDR (Food Products)	179,875
7,441	Tata Motors Ltd. ADR (Automobiles)	256,268
5,472	Tata Steel Ltd. (Metals & Mining)	48,366
3,273	Tech Mahindra Ltd. (IT Services)	19,681
13,736	The Tata Power Co. Ltd. (Electric Utilities)	17,559
5,676	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	48,137
429	UltraTech Cement Ltd. (Construction Materials)	27,127
1,099	United Spirits Ltd.* (Beverages)	43,443
2,759	UPL Ltd. (Chemicals)	37,686
5,206	Vedanta Ltd. (Metals & Mining)	22,703
7,406	Wipro Ltd. (IT Services)	33,297
1,231	Yes Bank Ltd. (Banks)	34,720
571	Zee Entertainment Enterprises Ltd. (Media)	4,822

		6,770,286

Indonesia – 0.6%
380,900	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	51,013
43,700	AKR Corporindo Tbk PT (Trading Companies & Distributors)	22,631
384,700	Aneka Tambang Persero Tbk PT* (Metals & Mining)	19,919
121,100	Astra International Tbk PT (Automobiles)	72,460
43,000	Bank Central Asia Tbk PT (Banks)	60,374
393,300	Bank Mandiri Persero Tbk PT (Banks)	402,573
153,300	Bank Negara Indonesia Persero Tbk PT (Banks)	85,651
423,200	Bank Rakyat Indonesia Persero Tbk PT (Banks)	468,893
225,800	Bumi Serpong Damai Tbk PT (Real Estate Management & Development)	30,329

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
247,900	Ciputra Development Tbk PT (Real Estate Management & Development)	$ 19,257
8,700	Gudang Garam Tbk PT (Tobacco)	49,708
1,582,400	Hanson International Tbk PT* (Real Estate Management & Development)	15,440
26,800	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	35,179
76,200	Indofood Sukses Makmur Tbk PT (Food Products)	47,892
51,284	Jasa Marga Persero Tbk PT (Transportation Infrastructure)	22,516
725,200	Kalbe Farma Tbk PT (Pharmaceuticals)	94,381
461,000	Lippo Karawaci Tbk PT (Real Estate Management & Development)	24,735
28,700	Matahari Department Store Tbk PT (Multiline Retail)	27,285
157,500	Mitra Keluarga Karyasehat Tbk PT (Health Care Providers & Services)	26,478
94,590	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	21,522
424,300	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	71,644
89,600	PT Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	23,873
140,200	Semen Indonesia Persero Tbk PT (Construction Materials)	104,644
28,500	Tambang Batubara Bukit Asam Persero Tbk PT (Oil, Gas & Consumable Fuels)	28,015
1,196,500	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	420,532
46,100	Tower Bersama Infrastructure Tbk PT (Diversified Telecommunication Services)	23,323
13,800	Unilever Indonesia Tbk PT (Household Products)	50,699
30,200	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	68,224
137,200	Waskita Karya Persero Tbk PT (Construction & Engineering)	24,604

		2,413,794

Ireland – 0.9%
7,568	Accenture PLC Class A (IT Services)	974,910
1,301	Allied Irish Banks PLC (Banks)	7,640
11,518	Bank of Ireland Group PLC* (Banks)	96,127
817	CRH PLC (Construction Materials)	28,677

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
2,633	DCC PLC (Industrial Conglomerates)	$ 231,474
1,197	Eaton Corp. PLC (Electrical Equipment)	93,665
3,314	Glanbia PLC (Food Products)	68,655
8,066	ICON PLC* (Life Sciences Tools & Services)	846,527
1,553	Ingersoll-Rand PLC (Machinery)	136,478
881	Johnson Controls International PLC (Building Products)	34,315
550	Kerry Group PLC Class A (Food Products)	49,711
1,780	Kingspan Group PLC (Building Products)	59,253
1,590	Medtronic PLC (Health Care Equipment & Supplies)	133,512
699	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	70,034
1,200	Pentair PLC (Machinery)	75,684
1,900	Perrigo Co. PLC (Pharmaceuticals)	142,348
2,197	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	72,413
8,909	Smurfit Kappa Group PLC (Containers & Packaging)	264,928
12,789	UDG Healthcare PLC (Health Care Providers & Services)	142,784

		3,529,135

Israel – 0.3%
510	Airport City Ltd.* (Real Estate Management & Development)	6,718
1,904	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	18,965
2,443	Amot Investments Ltd. (Real Estate Management & Development)	12,967
267	Azrieli Group Ltd. (Real Estate Management & Development)	14,590
1,064	Bank Hapoalim BM (Banks)	7,370
4,184	Bank Leumi Le-Israel BM (Banks)	20,101
24	Bayside Land Corp. (Real Estate Management & Development)	10,345
1,417	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	2,103
1,800	Check Point Software Technologies Ltd.* (Software)	190,404
377	Clal Insurance Enterprises Holdings Ltd.* (Insurance)	6,091

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
1,319	Delek Automotive Systems Ltd. (Specialty Retail)	$ 10,915
47	Elbit Systems Ltd. (Aerospace & Defense)	5,934
1,207	First International Bank Of Israel Ltd. (Banks)	22,030
549	Gazit-Globe Ltd. (Real Estate Management & Development)	5,243
1,075	Harel Insurance Investments & Financial Services Ltd. (Insurance)	6,392
66	IDI Insurance Co. Ltd. (Insurance)	3,764
69,320	Israel Discount Bank Ltd. Class A* (Banks)	178,699
129	Jerusalem Oil Exploration* (Oil, Gas & Consumable Fuels)	6,861
222	Melisron Ltd. (Real Estate Management & Development)	11,317
10,599	Mizrahi Tefahot Bank Ltd. (Banks)	191,523
27,719	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	12,889
3,582	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	127,018
1,000	Radware Ltd.* (Communications Equipment)	17,320
2,421	Shikun & Binui Ltd. (Construction & Engineering)	5,567
1,094	Shufersal Ltd. (Food & Staples Retailing)	5,944
543	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	17,523
4,817	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	125,965
2,527	Wix.com Ltd.* (Internet Software & Services)	155,916

		1,200,474

Italy – 1.2%
12,040	Amplifon SpA (Health Care Providers & Services)	172,579
11,287	Anima Holding SpA(a) (Capital Markets)	91,600
2,109	Assicurazioni Generali SpA (Insurance)	38,253
1,035	Atlantia SpA (Transportation Infrastructure)	31,484
10,420	Autogrill SpA (Hotels, Restaurants & Leisure)	123,718
17,591	Banco BPM SpA* (Banks)	64,070
7,187	Buzzi Unicem SpA (Construction Materials)	182,021
8,300	Davide Campari-Milano SpA (Beverages)	61,357
10,678	Enel SpA (Electric Utilities)	60,910

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
1,831	Eni SpA (Oil, Gas & Consumable Fuels)	$ 28,990
5,870	Ferrari NV (Automobiles)	617,698
137	GEDI Gruppo Editoriale SpA* (Media)	127
24,439	Intesa Sanpaolo SpA (Banks)	84,130
71,029	Iren SpA (Multi-Utilities)	180,781
3,420	Leonardo SpA (Aerospace & Defense)	59,598
9,691	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	559,453
26,949	Mediobanca SpA (Banks)	281,175
11,171	Moncler SpA (Textiles, Apparel & Luxury Goods)	299,990
4,919	Poste Italiane SpA(a) (Insurance)	36,210
1,140	Prysmian SpA (Electrical Equipment)	36,464
5,514	Recordati SpA (Pharmaceuticals)	235,642
22,372	Snam SpA (Oil, Gas & Consumable Fuels)	105,848
11,832	Societa Iniziative Autostradali e Servizi SpA (Transportation Infrastructure)	162,807
36,813	Telecom Italia SpA* (Diversified Telecommunication Services)	37,874
8,880	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	50,729
50,395	UniCredit SpA* (Banks)	990,460
14,381	Unione di Banche Italiane SpA (Banks)	69,476

		4,663,444

Japan – 6.2%
8	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	35,956
17	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	41,542
4,300	AEON Co. Ltd. (Food & Staples Retailing)	64,792
2,000	Air Water, Inc. (Chemicals)	38,722
1,000	Aisin Seiki Co. Ltd. (Auto Components)	51,989
600	Ajinomoto Co., Inc. (Food Products)	12,068
2,000	Alfresa Holdings Corp. (Health Care Providers & Services)	36,808
4,800	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	130,527
5,100	Amada Holdings Co. Ltd. (Machinery)	58,248

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
14,000	ANA Holdings, Inc. (Airlines)	$ 48,064
12,000	Aozora Bank Ltd. (Banks)	46,117
800	Asahi Glass Co. Ltd. (Building Products)	33,672
800	Asahi Group Holdings Ltd. (Beverages)	32,609
11,000	Asahi Kasei Corp. (Chemicals)	125,619
400	Astellas Pharma, Inc. (Pharmaceuticals)	5,094
200	Bandai Namco Holdings, Inc. (Leisure Products)	6,953
1,700	Bridgestone Corp. (Auto Components)	71,522
800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	20,412
800	Calbee, Inc. (Food Products)	33,166
2,000	Canon, Inc. (Technology Hardware, Storage & Peripherals)	69,582
2,000	Casio Computer Co. Ltd. (Household Durables)	32,761
100	Central Japan Railway Co. (Road & Rail)	16,093
2,400	Chubu Electric Power Co., Inc. (Electric Utilities)	31,536
10,800	CMK Corp. (Electronic Equipment, Instruments & Components)	96,550
5,600	Coca-Cola Bottlers Japan, Inc. (Beverages)	168,906
3,700	Concordia Financial Group Ltd. (Banks)	18,658
1,000	Credit Saison Co. Ltd. (Consumer Finance)	19,261
2,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	22,060
1,400	Dai-ichi Life Holdings, Inc. (Insurance)	24,184
2,800	Daicel Corp. (Chemicals)	36,395
1,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	41,437
100	Daikin Industries Ltd. (Building Products)	10,587
7,200	Daikyonishikawa Corp. (Auto Components)	107,537
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	16,902
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	7,435
3,000	Daiwa Securities Group, Inc. (Capital Markets)	17,278
200	Dena Co. Ltd. (Internet Software & Services)	4,394
19,000	Denka Co. Ltd (Chemicals)	105,519

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
900	Denso Corp. (Auto Components)	$ 43,223
200	Dentsu, Inc. (Media)	9,352
3,200	DIC Corp. (Chemicals)	120,699
200	Disco Corp. (Semiconductors & Semiconductor Equipment)	35,447
100	Don Quijote Holdings Co. Ltd. (Multiline Retail)	3,632
4,000	DTS Corp. (IT Services)	122,108
10,600	East Japan Railway Co. (Road & Rail)	994,092
3,600	Ebara Corp. (Machinery)	105,314
3,100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	78,547
2,400	Ezaki Glico Co. Ltd. (Food Products)	126,193
1,200	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	67,208
100	FANUC Corp. (Machinery)	20,445
100	Fast Retailing Co. Ltd. (Specialty Retail)	30,005
6,400	FCC Co. Ltd. (Auto Components)	139,954
12,000	Fuji Electric Co. Ltd. (Electrical Equipment)	66,069
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	33,083
22,100	Fujikura Ltd. (Electrical Equipment)	186,066
3,000	Fujitsu Ltd. (IT Services)	22,340
1,800	Fukui Computer Holdings, Inc. (Software)	65,650
8,000	Fukuoka Financial Group, Inc. (Banks)	36,883
1,400	Fuyo General Lease Co. Ltd. (Diversified Financial Services)	82,077
34	GLP J-REIT* (Equity Real Estate Investment Trusts (REITs))	37,020
1,000	Hakuhodo DY Holdings, Inc. (Media)	14,035
700	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	22,251
1,000	Hankyu Hanshin Holdings, Inc. (Road & Rail)	35,691
17,600	Haseko Corp. (Household Durables)	220,363
2,900	Hino Motors Ltd. (Machinery)	34,132
200	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	27,234
600	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	28,128
126,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	866,857

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,000	Honda Motor Co. Ltd. (Automobiles)	$ 27,992
400	Hoshizaki Corp. (Machinery)	38,719
200	Hoya Corp. (Health Care Equipment & Supplies)	11,277
1,300	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	31,553
8,000	IHI Corp.* (Machinery)	26,368
6,200	Inpex Corp. (Oil, Gas & Consumable Fuels)	60,335
4,200	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	40,930
2,300	Isuzu Motors Ltd. (Automobiles)	31,538
1,000	Itochu Corp. (Trading Companies & Distributors)	15,682
3,200	J. Front Retailing Co. Ltd. (Multiline Retail)	45,735
4,500	Jafco Co. Ltd. (Capital Markets)	215,204
27,800	Japan Airlines Co. Ltd. (Airlines)	898,202
226	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	163,374
2,800	Japan Lifeline Co. Ltd. (Health Care Providers & Services)	128,720
1,800	Japan Post Bank Co. Ltd. (Banks)	23,120
600	Japan Post Holdings Co. Ltd. (Insurance)	7,563
9	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	33,838
6	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	31,512
23	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	43,931
500	Japan Tobacco, Inc. (Tobacco)	17,375
2,700	JFE Holdings, Inc. (Metals & Mining)	52,079
3,000	JGC Corp. (Construction & Engineering)	48,057
2,900	JSR Corp. (Chemicals)	51,104
3,800	JTEKT Corp. (Machinery)	54,088
4,700	Juki Corp. (Machinery)	71,097
20,100	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	89,345
8,100	K’s Holdings Corp. (Specialty Retail)	162,614
12,000	Kajima Corp. (Construction & Engineering)	104,636
4,500	Kanamoto Co. Ltd. (Trading Companies & Distributors)	161,322
5,000	Kaneka Corp. (Chemicals)	40,066
1,300	Kansai Paint Co. Ltd. (Chemicals)	29,736

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,100	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	$ 75,532
8,000	Kawasaki Heavy Industries Ltd. (Machinery)	25,471
44,700	KDDI Corp. (Wireless Telecommunication Services)	1,184,415
2,000	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	12,940
4,000	Keikyu Corp. (Road & Rail)	46,423
400	Kewpie Corp. (Food Products)	10,061
2,110	Keyence Corp. (Electronic Equipment, Instruments & Components)	974,639
8,900	Kinden Corp. (Construction & Engineering)	138,533
2,000	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	7,669
1,900	Kirin Holdings Co. Ltd. (Beverages)	41,845
700	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	43,506
4,000	Kobe Steel Ltd.* (Metals & Mining)	50,032
31,900	Komatsu Ltd. (Machinery)	855,479
1,300	Konami Holdings Corp. (Software)	67,800
6,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	54,669
2,500	Koshidaka Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	67,820
4,500	Kuraray Co. Ltd. (Chemicals)	87,486
2,300	Kurita Water Industries Ltd. (Machinery)	65,436
1,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	78,975
3,200	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	57,953
4,000	Kyudenko Corp. (Construction & Engineering)	150,870
5,300	Kyushu Electric Power Co., Inc. (Electric Utilities)	62,763
1,500	Kyushu Financial Group, Inc. (Banks)	9,412
300	Lawson, Inc. (Food & Staples Retailing)	20,423
8,200	Lion Corp. (Household Products)	175,523
5,100	LIXIL Group Corp. (Building Products)	131,250
300	M3, Inc. (Health Care Technology)	8,093
500	Mabuchi Motor Co. Ltd. (Electrical Equipment)	26,350
13,000	Maeda Corp. (Construction & Engineering)	157,181
1,000	Makita Corp. (Machinery)	39,115

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,500	Marubeni Corp. (Trading Companies & Distributors)	$ 56,325
2,000	Marui Group Co. Ltd. (Multiline Retail)	27,200
1,700	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	104,832
400	Mazda Motor Corp. (Automobiles)	6,013
10,800	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	127,598
32	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	97,238
43,400	Mebuki Financial Group, Inc. (Banks)	167,069
1,800	Medipal Holdings Corp. (Health Care Providers & Services)	32,939
4,100	Megmilk Snow Brand Co. Ltd. (Food Products)	113,354
2,300	MINEBEA MITSUMI, Inc. (Machinery)	37,893
600	Miraca Holdings, Inc. (Health Care Providers & Services)	27,379
800	MISUMI Group, Inc. (Trading Companies & Distributors)	19,840
4,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	36,001
1,600	Mitsubishi Corp. (Trading Companies & Distributors)	34,740
1,000	Mitsubishi Electric Corp. (Electrical Equipment)	15,481
1,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	23,072
2,000	Mitsubishi Heavy Industries Ltd. (Machinery)	7,952
2,000	Mitsubishi Materials Corp. (Metals & Mining)	67,188
13,800	Mitsubishi Motors Corp. (Automobiles)	99,548
5,200	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	123,790
4,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	26,645
4,900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	26,103
4,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	61,071
9,000	Mitsui Chemicals, Inc. (Chemicals)	51,130
1,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	22,950
41,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	179,105
10,000	Mitsui OSK Lines Ltd. (Marine)	31,123
27,600	Mizuho Financial Group, Inc. (Banks)	49,083

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
16,000	Morinaga Milk Industry Co. Ltd. (Food Products)	$ 116,884
800	MS & AD Insurance Group Holdings, Inc. (Insurance)	28,060
100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	15,557
1,300	Nabtesco Corp. (Machinery)	42,204
16,000	Nagoya Railroad Co. Ltd. (Road & Rail)	73,376
7,000	Nankai Electric Railway Co. Ltd. (Road & Rail)	34,445
25,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	67,961
600	Nexon Co. Ltd.* (Software)	12,471
2,900	NGK Spark Plug Co. Ltd. (Auto Components)	58,549
5,000	NH Foods Ltd. (Food Products)	147,896
4,200	Nichiha Corp. (Building Products)	156,009
8,800	Nichirei Corp. (Food Products)	247,328
100	Nidec Corp. (Electrical Equipment)	11,019
8,000	Nikon Corp. (Household Durables)	140,958
100	Nintendo Co. Ltd. (Software)	33,961
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	16,191
8,000	Nippon Express Co. Ltd. (Road & Rail)	51,086
21	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	44,284
2,600	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	164,098
1,300	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	31,912
1,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	58,726
15,000	Nippon Yusen Kabushiki Kaisha* (Marine)	28,635
1,000	Nissan Chemical Industries Ltd. (Chemicals)	33,196
2,900	Nissan Motor Co. Ltd. (Automobiles)	28,795
3,000	Nisshin Seifun Group, Inc. (Food Products)	49,264
800	Nissin Foods Holdings Co. Ltd. (Food Products)	50,260
300	Nitori Holdings Co. Ltd. (Specialty Retail)	42,337
200	Nitto Denko Corp. (Chemicals)	17,834
4,600	Nomura Holdings, Inc. (Capital Markets)	27,330

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
18	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 25,520
700	Nomura Research Institute Ltd. (IT Services)	26,203
2,400	NSK Ltd. (Machinery)	30,937
1,000	NTT Data Corp. (IT Services)	10,893
600	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	13,933
6,800	Obayashi Corp. (Construction & Engineering)	81,876
500	Obic Co. Ltd. (IT Services)	31,259
7,000	Oji Holdings Corp. (Paper & Forest Products)	35,899
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	24,946
200	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	14,498
1,800	ORIX Corp. (Diversified Financial Services)	28,563
25	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	37,956
10,000	Osaka Gas Co. Ltd. (Gas Utilities)	40,051
900	Otsuka Corp. (IT Services)	58,956
1,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	70,463
800	Panasonic Corp. (Household Durables)	11,019
1,300	Park24 Co. Ltd. (Commercial Services & Supplies)	32,900
200	Pigeon Corp. (Household Products)	7,413
1,800	Recruit Holdings Co. Ltd. (Professional Services)	31,157
9,500	Resona Holdings, Inc. (Banks)	48,941
6,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	56,415
500	Rinnai Corp. (Household Durables)	46,679
800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	61,831
400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,635
2,000	Sanyo Chemical Industries Ltd. (Chemicals)	94,979
1,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	90,179
3,300	Sega Sammy Holdings, Inc. (Leisure Products)	44,526
1,700	Seibu Holdings, Inc. (Industrial Conglomerates)	29,656
3,500	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	92,129

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,100	Seino Holdings Co. Ltd. (Road & Rail)	$ 135,995
2,600	Sekisui Chemical Co. Ltd. (Household Durables)	47,893
1,000	Sekisui House Ltd. (Household Durables)	17,310
3,000	Sharp Corp.* (Household Durables)	10,561
1,000	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	19,690
100	Shimamura Co. Ltd. (Specialty Retail)	12,434
9,000	Shimizu Corp. (Construction & Engineering)	95,094
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	18,293
14,000	Shinmaywa Industries Ltd. (Machinery)	122,410
35,000	Shinsei Bank Ltd. (Banks)	57,689
9,200	Showa Denko KK (Chemicals)	239,470
100	SMC Corp. (Machinery)	31,791
900	Sogo Medical Co. Ltd. (Food & Staples Retailing)	41,169
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	4,239
12,600	Sojitz Corp. (Trading Companies & Distributors)	31,740
600	Sompo Holdings, Inc. (Insurance)	23,533
500	Sony Corp. (Household Durables)	20,542
400	Square Enix Co. Ltd. (Software)	13,087
2,200	Stanley Electric Co. Ltd. (Auto Components)	72,675
1,400	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	39,503
6,000	Sumitomo Chemical Co. Ltd. (Chemicals)	35,065
2,500	Sumitomo Corp. (Trading Companies & Distributors)	33,792
4,700	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	65,837
1,000	Sumitomo Electric Industries Ltd. (Auto Components)	16,164
12,600	Sumitomo Forestry Co. Ltd. (Household Durables)	192,875
27,000	Sumitomo Heavy Industries Ltd. (Machinery)	196,841
4,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	60,411
11,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	432,161
2,600	Sumitomo Rubber Industries Ltd. (Auto Components)	45,084
400	Suntory Beverage & Food Ltd. (Beverages)	19,608
1,100	Suruga Bank Ltd. (Banks)	26,525

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,300	Suzuken Co. Ltd. (Health Care Providers & Services)	$ 43,416
200	Suzuki Motor Corp. (Automobiles)	9,480
7,751	Sysmex Corp. (Health Care Equipment & Supplies)	443,707
1,900	T&D Holdings, Inc. (Insurance)	28,028
24,000	Taiheiyo Cement Corp. (Construction Materials)	90,055
5,000	Taisei Corp. (Construction & Engineering)	47,860
500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	37,456
1,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	79,240
800	TDK Corp. (Electronic Equipment, Instruments & Components)	57,497
3,000	Teijin Ltd. (Chemicals)	60,148
1,400	Temp Holdings Co. Ltd. (Professional Services)	26,544
300	Terumo Corp. (Health Care Equipment & Supplies)	11,343
33,000	The 77 Bank Ltd. (Banks)	170,135
4,000	The Bank of Kyoto Ltd. (Banks)	38,340
7,000	The Chiba Bank Ltd. (Banks)	50,221
5,400	The Chugoku Electric Power Co., Inc. (Electric Utilities)	59,200
4,400	The Furukawa Electric Co. Ltd. (Electrical Equipment)	198,567
4,900	The Hachijuni Bank Ltd. (Banks)	31,109
7,000	The Hiroshima Bank Ltd. (Banks)	29,923
4,900	The Kansai Electric Power Co., Inc. (Electric Utilities)	65,793
4,000	The Shizuoka Bank Ltd. (Banks)	35,688
700	THK Co. Ltd. (Machinery)	21,374
4,000	TIS, Inc. (IT Services)	120,919
9,000	Tobu Railway Co. Ltd. (Road & Rail)	47,654
20,000	Toda Corp. (Construction & Engineering)	137,494
700	Toho Co. Ltd. (Media)	25,226
7,000	Toho Gas Co. Ltd. (Gas Utilities)	47,437
2,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	34,057
300	Tokio Marine Holdings, Inc. (Insurance)	12,616
2,800	Tokyo Electric Power Co. Holdings., Inc* (Electric Utilities)	11,877
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	14,064
12,000	Tokyo Gas Co. Ltd. (Gas Utilities)	63,670

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	$ 31,295
5,100	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	30,593
4,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	42,271
4,000	Toray Industries, Inc. (Chemicals)	36,120
6,800	Toshiba Plant Systems & Services Corp. (Construction & Engineering)	110,733
19,000	Tosoh Corp. (Chemicals)	224,962
7,700	Towa Corp. (Semiconductors & Semiconductor Equipment)	119,963
2,300	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	37,702
500	Toyo Suisan Kaisha Ltd. (Food Products)	18,165
600	Toyota Industries Corp. (Auto Components)	32,191
900	Toyota Motor Corp. (Automobiles)	50,724
1,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	38,578
800	Trend Micro, Inc. (Software)	40,010
1,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	104,921
3,200	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	171,569
7,800	Unipres Corp. (Auto Components)	181,407
21	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	31,316
1,600	USS Co. Ltd. (Specialty Retail)	32,322
500	West Japan Railway Co. (Road & Rail)	35,890
4,600	Yahoo Japan Corp. (Internet Software & Services)	20,819
400	Yakult Honsha Co. Ltd. (Food Products)	27,258
43,100	Yamada Denki Co. Ltd. (Specialty Retail)	230,190
900	Yamaha Corp. (Leisure Products)	31,827
2,100	Yamaha Motor Co. Ltd. (Automobiles)	52,743
1,200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	24,087
2,000	Yamazaki Baking Co. Ltd. (Food Products)	40,121
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	16,086

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,200	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	$ 94,332
2,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	35,343
3,200	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	137,609
7,000	Zeon Corp. (Chemicals)	87,333

		24,086,628

Jordan – 0.1%
581	Al-Eqbal Investment Co. PLC (Tobacco)	20,527
8,100	Arab Bank PLC (Banks)	66,852
4,867	Bank of Jordan (Banks)	18,672
4,448	Jordan Islamic Bank (Banks)	23,401
6,041	Jordan Petroleum Refinery Co. (Oil, Gas & Consumable Fuels)	25,391
5,022	Jordan Telecommunications Co. PSC (Diversified Telecommunication Services)	15,016
6,285	Jordanian Electric Power Co. (Electric Utilities)	17,027
1,020	The Arab Potash (Chemicals)	27,032

		213,918

Kazakhstan – 0.0%
7,353	Halyk Savings Bank of Kazakhstan JSC GDR* (Banks)	69,118
4,870	KazMunaiGas Exploration Production JSC GDR (Oil, Gas & Consumable Fuels)	47,482
6,551	KCell JSC (Wireless Telecommunication Services)	26,532

		143,132

Lebanon – 0.0%
5,443	Bank Audi SAL GDR (Banks)	33,148
1,131	BLOM Bank SAL GDR (Banks)	13,968
4,193	Solidere GDR (Real Estate Management & Development)	32,755

		79,871

Liberia – 0.1%
1,952	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	220,713

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.2%
1,300	Adecoagro SA* (Food Products)	$ 13,221
2,147	Ado Properties SA(a) (Real Estate Management & Development)	96,917
16,015	ArcelorMittal* (Metals & Mining)	421,645
666	Pegas Nonwovens SA (Textiles, Apparel & Luxury Goods)	30,680
6,000	Samsonite International SA (Textiles, Apparel & Luxury Goods)	25,126
15,638	Subsea 7 SA (Energy Equipment & Services)	231,722
9,269	Tenaris SA (Energy Equipment & Services)	146,659

		965,970

Malaysia – 0.4%
42,700	Astro Malaysia Holdings Bhd (Media)	25,731
26,100	Axiata Group Bhd (Wireless Telecommunication Services)	28,224
2,800	British American Tobacco Malaysia Bhd (Tobacco)	28,775
105,400	Bumi Armada Bhd* (Energy Equipment & Services)	17,233
36,227	CIMB Group Holdings Bhd (Banks)	55,411
41,200	Dialog Group BHD (Energy Equipment & Services)	18,573
48,300	DiGi.Com Bhd (Wireless Telecommunication Services)	54,149
29,300	Gamuda Bhd (Construction & Engineering)	36,270
25,000	Genting Bhd (Hotels, Restaurants & Leisure)	56,755
28,500	Genting Malaysia Bhd (Hotels, Restaurants & Leisure)	39,900
17,900	Globetronics Technology Bhd (Semiconductors & Semiconductor Equipment)	25,737
16,600	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	27,419
8,900	Hong Leong Bank Bhd (Banks)	32,627
32,300	IGB Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	12,976
46,400	IHH Healthcare Bhd (Health Care Providers & Services)	63,968
66,300	IJM Corp. Bhd (Construction & Engineering)	53,726
15,900	IOI Corp. Bhd (Food Products)	16,594
65,300	IOI Properties Group Bhd (Real Estate Management & Development)	32,029
15,500	KLCCP Stapled Group (Equity Real Estate Investment Trusts (REITs))	28,279

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
9,000	Kuala Lumpur Kepong Bhd (Food Products)	$ 52,115
30,265	Malayan Banking Bhd (Banks)	67,436
18,400	Maxis Bhd (Wireless Telecommunication Services)	24,284
35,900	MISC Bhd (Marine)	61,922
48,400	My EG Services Bhd (IT Services)	24,410
40,500	Petronas Chemicals Group Bhd (Chemicals)	65,795
3,900	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	21,663
4,500	Petronas Gas Bhd (Gas Utilities)	19,691
14,700	PPB Group Bhd (Food Products)	57,887
37,900	Press Metal Aluminium Holdings Bhd (Metals & Mining)	25,228
8,000	Public Bank Bhd (Banks)	37,895
70,900	Sapura Energy Bhd (Energy Equipment & Services)	25,510
25,400	Sime Darby Bhd (Industrial Conglomerates)	56,060
37,000	Telekom Malaysia Bhd (Diversified Telecommunication Services)	54,962
30,300	Tenaga Nasional Berhad (Electric Utilities)	99,900
174,800	YTL Corp. Bhd (Multi-Utilities)	57,145

		1,406,279

Malta* – 0.0%
808	Brait SE (Capital Markets)	3,854

Mexico – 1.2%
38,100	Alfa SAB de CV Class A (Industrial Conglomerates)	52,819
9,600	Alsea SAB de CV (Hotels, Restaurants & Leisure)	37,370
34,711	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	613,690
900	Arca Continental SAB de CV (Beverages)	6,672
481,896	Cemex SAB de CV* (Construction Materials)	557,459
400	Coca-Cola Femsa SAB de CV ADR (Beverages)	33,992
33,400	Concentradora Fibra Danhos SA de CV Class S* (Equity Real Estate Investment Trusts (REITs))	59,530
12,300	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	18,544
2,500	El Puerto de Liverpool SAB de CV Series C1 (Multiline Retail)	22,481

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
58,800	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	$ 108,666
1,322	Fomento Economico Mexicano SA de CV ADR (Beverages)	133,363
16,000	Fomento Economico Mexicano SAB de CV (Beverages)	161,577
25,000	Genomma Lab Internacional SAB de CV Class B* (Pharmaceuticals)	32,144
13,200	Gentera SAB de CV (Consumer Finance)	20,072
2,180	Gruma SAB de CV Class B (Food Products)	30,110
8,909	Grupo Aeromexico SAB de CV* (Airlines)	18,581
4,500	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	28,485
4,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	53,821
2,750	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	58,738
62,900	Grupo Bimbo SAB de CV Series A (Food Products)	159,030
7,900	Grupo Carso SAB de CV Series A1 (Industrial Conglomerates)	32,945
8,300	Grupo Comercial Chedraui SA de CV (Food & Staples Retailing)	17,344
680	Grupo Elektra SAB DE CV (Banks)	30,378
30,500	Grupo Financiero Banorte SAB de CV Class O (Banks)	202,197
17,900	Grupo Financiero Inbursa SAB de CV Class O (Banks)	32,346
92,700	Grupo Financiero Santander Mexico SAB de CV Class B (Banks)	190,373
2,300	Grupo Lala SAB de CV (Food Products)	4,535
30,900	Grupo Mexico SAB de CV Series B (Metals & Mining)	100,654
20,229	Grupo Televisa SAB ADR (Media)	538,496
4,100	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV* (Construction & Engineering)	7,830
800	Industrias CH SAB de CV Series B* (Metals & Mining)	3,872
825	Industrias Penoles SAB de CV (Metals & Mining)	20,282

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
12,100	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	$ 68,587
7,500	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	15,099
66,300	Macquarie Mexico Real Estate Management SA de CV* (Equity Real Estate Investment Trusts (REITs))	81,895
7,600	Megacable Holdings SAB de CV (Media)	31,399
19,442	Mexichem SAB de CV (Chemicals)	55,402
13,900	Nemak SAB de CV(a) (Auto Components)	12,594
30,100	PLA Administradora Industrial S de RL de CV* (Equity Real Estate Investment Trusts (REITs))	52,414
2,460	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	27,012
426,231	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	983,546

		4,716,344

Morocco – 0.1%
500	Attijariwafa Bank (Banks)	23,645
950	Banque Centrale Populaire (Banks)	29,189
884	BMCE Bank (Banks)	19,218
942	Cosumar (Food Products)	28,322
4,160	Douja Promotion Groupe Addoha SA (Real Estate Management & Development)	20,682
153	LafargeHolcim Maroc SA (Construction Materials)	35,188
1,995	Maroc Telecom (Diversified Telecommunication Services)	28,875
1,700	Societe d’Exploitation des Ports (Transportation Infrastructure)	27,390

		212,509

Netherlands – 1.4%
6,654	Aalberts Industries NV (Machinery)	290,524
2,214	ABN AMRO Group NV(a) (Banks)	62,579
9,766	Aegon NV (Insurance)	54,743
10,271	Akzo Nobel NV (Chemicals)	929,875
6,956	ASR Nederland NV (Insurance)	263,093
56	Brack Capital Properties NV* (Real Estate Management & Development)	5,587

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,053	CNH Industrial NV (Machinery)	$ 12,197
6,159	Core Laboratories NV (Energy Equipment & Services)	619,164
16,950	Echo Polska Properties NV (Real Estate Management & Development)	25,852
2,140	Euronext NV(a) (Capital Markets)	125,061
901	EXOR NV (Diversified Financial Services)	53,958
4,363	Fiat Chrysler Automobiles NV* (Automobiles)	52,611
780	Gemalto NV (Software)	39,734
147	Heineken Holding NV (Beverages)	14,441
14,582	ING Groep NV (Banks)	272,448
3,370	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	68,930
1,546	Koninklijke DSM NV (Chemicals)	114,046
1,858	Koninklijke Philips NV (Industrial Conglomerates)	71,005
800	Mobileye NV* (Software)	50,640
3,838	Mylan NV* (Pharmaceuticals)	149,644
3,965	NN Group NV (Insurance)	160,717
5,625	Philips Lighting NV(a) (Electrical Equipment)	213,776
342	Randstad Holding NV (Professional Services)	20,621
1,610	RELX NV (Professional Services)	33,817
1,876	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	52,981
70,124	Steinhoff International Holdings NV (Household Durables)	350,898
2,080	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	35,240
577	Unilever NV (Personal Products)	33,626
3,553	Wereldhave NV (Equity Real Estate Investment Trusts (REITs))	172,015
12,828	Wright Medical Group NV* (Health Care Equipment & Supplies)	336,992
872	X5 Retail Group NV GDR* (Food & Staples Retailing)	33,729
27,488	Yandex NV Class A* (Internet Software & Services)	796,602

		5,517,146

Netherlands Antilles – 0.3%
16,690	Schlumberger Ltd. (Energy Equipment & Services)	1,144,934

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – 0.1%
6,339	Auckland International Airport Ltd. (Transportation Infrastructure)	$ 33,140
17,458	Contact Energy Ltd. (Electric Utilities)	70,297
3,114	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	25,659
7,936	Fletcher Building Ltd. (Construction Materials)	47,639
8,606	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	18,616
4,542	Ryman Healthcare Ltd. (Health Care Providers & Services)	30,086
76,146	Spark New Zealand Ltd. (Diversified Telecommunication Services)	214,474

		439,911

Norway – 0.2%
9,865	Aker BP ASA (Oil, Gas & Consumable Fuels)	186,349
3,013	DNB ASA (Banks)	59,189
6,973	Entra ASA(a) (Real Estate Management & Development)	92,674
5,061	Gjensidige Forsikring ASA (Insurance)	87,592
843	Marine Harvest ASA* (Food Products)	15,716
9,217	Norsk Hydro ASA (Metals & Mining)	59,473
7,527	Orkla ASA (Food Products)	77,536
10,680	Skandiabanken ASA(a) (Banks)	120,211
1,838	Statoil ASA (Oil, Gas & Consumable Fuels)	34,544
2,764	Yara International ASA (Chemicals)	109,859

		843,143

Oman – 0.1%
44,000	Al Anwar Ceramic Tiles Co. (Building Products)	14,543
42,000	Bank Muscat SAOG (Banks)	40,800
95,000	Bank Nizwa SAOG* (Banks)	22,948
58,740	Bank Sohar SAOG (Banks)	22,123
36,749	National Bank of Oman SAOG (Banks)	19,737
17,000	Oman Cement Co. SAOG (Construction Materials)	19,605
7,822	Oman Telecommunications Co. SAOG (Diversified Telecommunication Services)	22,958
14,200	Ooredoo (Wireless Telecommunication Services)	15,860

Shares	Description	Value
Common Stocks – (continued)
Oman – (continued)
55,000	Phoenix Power Co. SAOC (Independent Power and Renewable Electricity Producers)	$ 17,000
5,200	Raysut Cement Co. SAOG (Construction Materials)	12,156

		207,730

Pakistan – 0.1%
8,500	Engro Corp. Ltd. (Chemicals)	26,227
21,000	Engro Foods Ltd. (Food Products)	24,620
25,400	Fauji Fertilizer Co. Ltd. (Chemicals)	19,344
19,700	Habib Bank Ltd. (Banks)	44,159
28,000	Kot Addu Power Co. Ltd. (Independent Power and Renewable Electricity Producers)	19,914
5,600	Lucky Cement Ltd. (Construction Materials)	37,609
20,100	MCB Bank Ltd. (Banks)	39,395
10,500	Nishat Mills Ltd. (Textiles, Apparel & Luxury Goods)	16,432
20,400	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	30,288
16,200	Pakistan Petroleum Ltd. (Oil, Gas & Consumable Fuels)	27,334
4,600	Pakistan State Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	17,200
6,000	Thal Ltd. (Auto Components)	35,486
45,300	The Hub Power Co. Ltd. (Independent Power and Renewable Electricity Producers)	53,071
5,317	The Searle Co. Ltd. (Pharmaceuticals)	24,804
77,500	TRG Pakistan* (Commercial Services & Supplies)	30,750

		446,633

Panama – 0.1%
3,164	Carnival Corp. (Hotels, Restaurants & Leisure)	211,292
706	Copa Holdings SA Class A (Airlines)	88,575
967	Intercorp Financial Services, Inc. (Banks)	33,361

		333,228

Peru – 0.2%
34,980	Alicorp SAA (Food Products)	89,703
5,900	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	72,216
26,722	Cia Minera Milpo SAA* (Metals & Mining)	30,841
2,470	Credicorp Ltd. (Banks)	457,296
60,448	Ferreycorp SAA (Trading Companies & Distributors)	33,577

		683,633

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 0.4%
34,350	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	$ 51,714
43,000	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	33,234
2,500	Ayala Corp. (Diversified Financial Services)	42,830
38,000	Ayala Land, Inc. (Real Estate Management & Development)	31,626
27,670	Bank of the Philippine Islands (Banks)	57,358
22,992	BDO Unibank, Inc. (Banks)	57,334
190,200	Bloomberry Resorts Corp.* (Hotels, Restaurants & Leisure)	33,170
151,400	CEMEX Holdings Philippines, Inc.*(a) (Construction Materials)	18,242
101,600	D&L Industries, Inc. (Chemicals)	24,682
207,300	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	24,526
60,600	First Gen Corp. (Independent Power and Renewable Electricity Producers)	20,776
770	Globe Telecom, Inc. (Wireless Telecommunication Services)	32,289
335	GT Capital Holdings, Inc. (Diversified Financial Services)	8,056
12,700	International Container Terminal Services, Inc. (Transportation Infrastructure)	26,876
28,090	JG Summit Holdings, Inc. (Industrial Conglomerates)	44,256
19,720	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	87,871
5,390	Manila Electric Co. (Electric Utilities)	29,802
245,100	Metro Pacific Investments Corp. (Diversified Financial Services)	32,973
149,730	Metropolitan Bank & Trust Co. (Banks)	258,216
102,500	Petron Corp. (Oil, Gas & Consumable Fuels)	19,219
1,535	PLDT, Inc. (Wireless Telecommunication Services)	49,802
35,000	Puregold Price Club, Inc. (Food & Staples Retailing)	32,704

Shares	Description	Value
Common Stocks – (continued)
Philippines – (continued)
44,100	Robinsons Land Corp. (Real Estate Management & Development)	$ 22,470
12,900	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	22,155
6,840	Semirara Mining & Power Corp. (Oil, Gas & Consumable Fuels)	22,976
19,300	SM Investments Corp. (Industrial Conglomerates)	308,643
104,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	72,032
26,480	Universal Robina Corp. (Food Products)	84,465

		1,550,297

Poland – 0.7%
2,942	Alior Bank SA* (Banks)	52,446
4,932	Asseco Poland SA (Software)	62,025
7,696	Bank Pekao SA (Banks)	273,454
2,860	Bank Zachodni WBK SA (Banks)	301,961
404	Budimex SA (Construction & Engineering)	24,850
473	CCC SA (Textiles, Apparel & Luxury Goods)	32,105
2,056	CD Projekt SA (Software)	49,460
784	Ciech SA* (Chemicals)	12,602
8,348	Cyfrowy Polsat SA (Media)	59,506
1,892	Dino Polska SA*(a) (Food & Staples Retailing)	28,037
9,340	Enea SA (Electric Utilities)	39,371
2,172	Eurocash SA (Food & Staples Retailing)	21,462
1,168	Grupa Azoty SA (Chemicals)	22,868
146	Grupa Kety SA (Metals & Mining)	16,998
338	Grupa Lotos SA* (Oil, Gas & Consumable Fuels)	4,567
1,280	ING Bank Slaski SA* (Banks)	70,377
1,353	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	31,148
2,247	KGHM Polska Miedz SA (Metals & Mining)	76,446
38	LPP SA (Textiles, Apparel & Luxury Goods)	73,976
452	mBank SA* (Banks)	57,175
226	Medicalgorithmics SA (Health Care Equipment & Supplies)	16,373
24,849	Orange Polska SA* (Diversified Telecommunication Services)	37,684
22,977	PGE Polska Grupa Energetyczna SA (Electric Utilities)	83,732
365	PKP Cargo SA* (Road & Rail)	6,294

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
8,139	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	$ 240,975
34,843	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	64,758
47,127	Powszechna Kasa Oszczednosci Bank Polski SA* (Banks)	482,507
44,354	Powszechny Zaklad Ubezpieczen SA (Insurance)	546,363
26,017	Tauron Polska Energia SA* (Electric Utilities)	27,573

		2,817,093

Portugal – 0.1%
15,797	EDP - Energias de Portugal SA (Electric Utilities)	56,086
9,452	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	151,426
2,048	Jeronimo Martins SGPS SA (Food & Staples Retailing)	40,281
123,337	Sonae SGPS SA (Food & Staples Retailing)	141,734

		389,527

Romania – 0.1%
99,724	Banca Transilvania SA* (Banks)	75,070
5,711	BRD-Groupe Societe Generale SA (Banks)	20,873
499,361	OMV Petrom SA (Oil, Gas & Consumable Fuels)	40,931
10,554	Societatea Energetica Electrica SA (Electric Utilities)	38,354
4,012	Societatea Nationala de Gaze Naturale ROMGAZ SA (Oil, Gas & Consumable Fuels)	29,369
2,159	Transelectrica SA (Electric Utilities)	16,000
183	Transgaz SA Medias (Oil, Gas & Consumable Fuels)	18,336

		238,933

Russia – 0.5%
17,900	Aeroflot PJSC (Airlines)	60,385
26,800	Alrosa PJSC* (Metals & Mining)	37,514
7,330	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	14,244
36,435	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	141,900
93,000	Inter Rao Ues PJSC* (Electric Utilities)	5,877
888,000	Inter RAO UES PJSC (Electric Utilities)	56,116
6,656	LSR Group PJSC GDR (Real Estate Management & Development)	16,640
329	Lukoil PJSC* (Oil, Gas & Consumable Fuels)	15,451

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
2,054	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	$ 95,707
523	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	24,654
894	Magnit PJSC (Food & Staples Retailing)	142,438
4,603	Magnit PJSC GDR (Food & Staples Retailing)	168,949
2,615	MegaFon PJSC GDR (Wireless Telecommunication Services)	25,117
7,719	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	114,879
18,960	Mobile TeleSystems PJSC (Wireless Telecommunication Services)	74,960
11,230	Moscow Exchange MICEX-RTS PJSC (Capital Markets)	20,120
403	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	42,216
1,465	PhosAgro PJSC GDR (Chemicals)	20,217
11,990	PIK Group PJSC* (Household Durables)	58,636
2,539	Polymetal International PLC (Metals & Mining)	30,919
3,210	Rosneft Oil Co. PJSC* (Oil, Gas & Consumable Fuels)	16,732
7,324	Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)	37,614
30,960	Rostelecom PJSC (Diversified Telecommunication Services)	33,766
5,847,000	RusHydro PJSC (Electric Utilities)	75,009
71,300	Sberbank of Russia PJSC* (Banks)	196,397
1,450	Severstal PJSC* (Metals & Mining)	20,226
2,332	Severstal PJSC GDR (Metals & Mining)	32,049
78,200	Sistema PJSC FC (Wireless Telecommunication Services)	15,695
2,418	Sistema PJSC FC GDR (Wireless Telecommunication Services)	9,672
9,600	Surgutneftegas OJSC* (Oil, Gas & Consumable Fuels)	4,275
6,543	Surgutneftegas OJSC ADR (Oil, Gas & Consumable Fuels)	28,513
860	Tatneft PJSC* (Oil, Gas & Consumable Fuels)	5,612
1,611	Tatneft PJSC ADR (Oil, Gas & Consumable Fuels)	62,121
2,256	Uralkali PJSC GDR (Chemicals)	24,602
53,850,000	VTB Bank PJSC	53,780
1,503	X5 Retail Group NV GDR* (Food & Staples Retailing)	58,136

		1,841,138

Russia – 0.1%
13,768	Commercial International Bank Egypt SAE (Banks)	64,479
1,683	Eastern Tobacco (Tobacco)	29,111
10,767	Egyptian Financial Group-Hermes Holding Co. (Capital Markets)	13,465

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
3,406	ElSewedy Electric Co. (Electrical Equipment)	$ 16,035
18,453	Ezz Steel* (Metals & Mining)	17,630
163,283	Global Telecom Holding SAE* (Wireless Telecommunication Services)	59,790
29,411	Medinet Nasr Housing (Real Estate Management & Development)	17,172
16,153	Oriental Weavers (Household Durables)	16,405
51,587	Talaat Moustafa Group (Real Estate Management & Development)	21,798

		255,885

Singapore – 0.4%
32,400	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	64,502
53,600	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	67,998
13,100	CapitaLand Ltd. (Real Estate Management & Development)	35,637
46,000	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	68,191
7,500	City Developments Ltd. (Real Estate Management & Development)	62,255
14,400	ComfortDelGro Corp. Ltd. (Road & Rail)	24,535
2,536	DBS Group Holdings Ltd. (Banks)	40,458
83,500	Genting Singapore PLC (Hotels, Restaurants & Leisure)	71,743
9,900	Global Logistic Properties Ltd. (Real Estate Management & Development)	24,162
200	Jardine Cycle & Carriage Ltd. (Distributors)	5,955
5,700	Keppel Corp. Ltd. (Industrial Conglomerates)	26,956
199,621	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	236,425
3,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	29,314
17,600	SATS Ltd. (Transportation Infrastructure)	62,707
57,500	Silverlake Axis Ltd. (Software)	24,570
10,800	Singapore Airlines Ltd. (Airlines)	82,767
4,000	Singapore Exchange Ltd. (Capital Markets)	22,325

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
1,900	Singapore Press Holdings Ltd. (Media)	$ 4,079
10,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	28,919
45,500	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	63,788
2,828	United Overseas Bank Ltd. (Banks)	50,043
40,041	UOL Group Ltd. (Real Estate Management & Development)	232,976
13,700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	133,091
18,700	Wilmar International Ltd. (Food Products)	46,035

		1,509,431

South Africa – 0.8%
262	Anglo American Platinum Ltd.* (Metals & Mining)	6,416
2,600	AngloGold Ashanti Ltd. (Metals & Mining)	26,268
13,989	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	293,206
7,006	AVI Ltd. (Food Products)	52,098
564	Barclays Africa Group Ltd. (Banks)	6,192
6,122	Barloworld Ltd. (Trading Companies & Distributors)	55,091
2,364	Bid Corp. Ltd. (Food & Staples Retailing)	56,774
104	Capitec Bank Holdings Ltd. (Banks)	6,784
2,779	Clicks Group Ltd. (Food & Staples Retailing)	31,509
1,006	Coronation Fund Managers Ltd. (Capital Markets)	5,207
3,395	DataTec Ltd. (Electronic Equipment, Instruments & Components)	14,797
1,845	Discovery Ltd. (Insurance)	19,640
3,898	EOH Holdings Ltd. (IT Services)	31,870
2,997	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	24,748
16,392	FirstRand Ltd. (Diversified Financial Services)	64,478
7,399	Fortress Income Fund Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	9,898
14,970	Gold Fields Ltd. (Metals & Mining)	59,719
47,367	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	89,119
2,812	Hosken Consolidated Investments Ltd. (Industrial Conglomerates)	27,621

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
6,344	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	$ 56,899
7,220	Impala Platinum Holdings Ltd.* (Metals & Mining)	19,277
391	Imperial Holdings Ltd. (Distributors)	5,165
759	Investec Ltd. (Capital Markets)	5,676
65,600	KAP Industrial Holdings Ltd. (Industrial Conglomerates)	39,921
1,469	Liberty Holdings Ltd. (Insurance)	12,603
22,606	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	43,447
2,397	Massmart Holdings Ltd. (Food & Staples Retailing)	20,125
1,939	Mondi Ltd. (Paper & Forest Products)	50,348
17,383	MTN Group Ltd. (Wireless Telecommunication Services)	156,305
3,441	Naspers Ltd. (Media)	760,648
1,247	Nedbank Group Ltd. (Banks)	20,741
22,923	Netcare Ltd. (Health Care Providers & Services)	42,659
1,917	Northam Platinum Ltd.* (Metals & Mining)	6,680
1,052	Pick n Pay Stores Ltd. (Food & Staples Retailing)	5,062
1,064	Pioneer Foods Group Ltd. (Food Products)	11,314
1,120	PSG Group Ltd. (Diversified Financial Services)	21,981
1,740	Rand Merchant Investment Holdings Ltd. (Insurance)	5,547
75,713	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	61,874
2,874	Remgro Ltd. (Diversified Financial Services)	46,633
5,528	Resilient REIT Ltd. (Equity Real Estate Investment Trusts (REITs))	54,966
6,600	Reunert Ltd. (Industrial Conglomerates)	36,018
5,114	RMB Holdings Ltd. (Diversified Financial Services)	24,681
12,234	SA Corporate Real Estate Ltd. (Equity Real Estate Investment Trusts (REITs))	5,199
6,980	Sanlam Ltd. (Insurance)	35,155
6,327	Sappi Ltd. (Paper & Forest Products)	41,910
3,611	Sasol Ltd. (Chemicals)	108,843
3,372	Shoprite Holdings Ltd. (Food & Staples Retailing)	51,603
15,593	Sibanye Gold Ltd. (Metals & Mining)	19,903
6,510	Standard Bank Group Ltd. (Banks)	80,872

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
3,962	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	$ 19,556
6,380	The Bidvest Group Ltd. (Industrial Conglomerates)	81,215
434	The Foschini Group Ltd. (Specialty Retail)	4,996
1,660	The SPAR Group Ltd. (Food & Staples Retailing)	20,802
1,702	Tiger Brands Ltd. (Food Products)	51,603
2,917	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	5,062
5,591	Vodacom Group Ltd. (Wireless Telecommunication Services)	75,550
4,673	Woolworths Holdings Ltd. (Multiline Retail)	22,334

		3,014,608

South Korea – 2.5%
2,847	Amorepacific Corp. (Personal Products)	721,325
267	AMOREPACIFIC Group (Personal Products)	28,980
121	BGF retail Co. Ltd. (Food & Staples Retailing)	9,986
4,855	BS Financial Group, Inc. (Banks)	49,058
1,943	Celltrion, Inc.* (Biotechnology)	188,309
143	CJ CheilJedang Corp. (Food Products)	47,263
136	CJ Corp. (Industrial Conglomerates)	23,574
379	Coway Co. Ltd. (Household Durables)	33,554
250	Daelim Industrial Co. Ltd. (Construction & Engineering)	20,487
969	Dongbu Insurance Co. Ltd. (Insurance)	69,354
412	E-MART, Inc. (Food & Staples Retailing)	93,528
181	Green Cross Corp. (Biotechnology)	29,765
589	Green Cross Holdings Corp. (Biotechnology)	17,268
757	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	51,027
1,354	Hana Financial Group, Inc. (Banks)	61,779
1,193	Hankook Tire Co. Ltd. (Auto Components)	66,668
105	Hanmi Pharm Co. Ltd.* (Pharmaceuticals)	34,517
229	Hanmi Science Co. Ltd.* (Pharmaceuticals)	17,044
110	Hanssem Co. Ltd. (Household Durables)	17,298
1,299	Hanwha Chemical Corp. (Chemicals)	39,154

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
274	Hyosung Corp. (Chemicals)	$ 41,018
52	Hyundai Construction Equipment Co. Ltd.* (Machinery)	17,031
470	Hyundai Development Co-Engineering & Construction (Construction & Engineering)	17,903
60	Hyundai Electric & Energy System Co. Ltd.* (Electrical Equipment)	17,372
1,001	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	40,483
335	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	47,006
294	Hyundai Heavy Industries Co. Ltd.* (Machinery)	45,810
1,508	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	61,181
328	Hyundai Mobis Co. Ltd. (Auto Components)	72,084
1,296	Hyundai Motor Co. (Automobiles)	167,774
36	Hyundai Robotics Co. Ltd.* (Semiconductors & Semiconductor Equipment)	14,171
787	Hyundai Steel Co. (Metals & Mining)	44,061
9,757	Industrial Bank of Korea (Banks)	134,784
1,084	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	35,850
1,754	KB Financial Group, Inc. (Banks)	93,260
6,651	KB Financial Group, Inc. ADR (Banks)	353,833
56	KCC Corp. (Building Products)	21,825
2,280	Kia Motors Corp. (Automobiles)	74,503
455	Korea Aerospace Industries Ltd. (Aerospace & Defense)	21,047
3,181	Korea Electric Power Corp. (Electric Utilities)	126,820
493	Korea Gas Corp.* (Gas Utilities)	22,114
332	Korea Investment Holdings Co. Ltd. (Capital Markets)	21,124
7,910	Korea Real Estate Investment & Trust Co. Ltd. (Real Estate Management & Development)	25,552
91	Korea Zinc Co. Ltd. (Metals & Mining)	40,118
1,500	KT Corp. ADR (Diversified Telecommunication Services)	27,285
735	KT&G Corp. (Tobacco)	74,866
1,344	LG Chem Ltd. (Chemicals)	394,028
807	LG Corp. (Industrial Conglomerates)	54,366

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
795	LG Electronics, Inc. (Household Durables)	$ 47,656
189	LG Household & Health Care Ltd. (Personal Products)	167,368
7,301	LG Uplus Corp. (Diversified Telecommunication Services)	108,539
166	Lotte Chemical Corp. (Chemicals)	54,653
205	Lotte Shopping Co. Ltd. (Multiline Retail)	48,154
44	Medy-Tox, Inc. (Biotechnology)	23,238
1,823	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	17,684
872	NAVER Corp. (Internet Software & Services)	626,119
55	NCsoft Corp. (Software)	17,740
248	Orion Corp / Republic of Korea* (Food Products)	18,195
351	POSCO (Metals & Mining)	104,884
217	S-1 Corp. (Commercial Services & Supplies)	17,880
522	S-Oil Corp. (Oil, Gas & Consumable Fuels)	54,376
197	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	47,888
372	Samsung C&T Corp. (Industrial Conglomerates)	46,197
683	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	57,039
91	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	195,694
1,527	Samsung Electronics Co. Ltd. GDR* (Technology Hardware, Storage & Peripherals)	1,646,098
220	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	57,397
1,723	Samsung Heavy Industries Co. Ltd.* (Machinery)	17,243
448	Samsung Life Insurance Co. Ltd. (Insurance)	50,241
257	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	38,619
552	Samsung Securities Co. Ltd. (Capital Markets)	20,009
2,286	Shinhan Financial Group Co. Ltd. (Banks)	108,647
4,752	Shinhan Financial Group Co. Ltd. ADR (Banks)	225,815
193	SK Holdings Co. Ltd. (Industrial Conglomerates)	46,811
11,342	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	666,823
1,805	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	284,876

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
630	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	$ 155,769
30,700	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	836,882
2,953	Woori Bank (Banks)	50,434
164	Yuhan Corp. (Pharmaceuticals)	34,664

		9,620,839

South Korea – 0.0%
1,129	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	31,858

Spain – 0.6%
2,294	Abertis Infraestructuras SA (Transportation Infrastructure)	45,231
549	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	21,033
168	Aena SA(a) (Transportation Infrastructure)	32,835
977	Amadeus IT Group SA (IT Services)	60,138
4,999	Banco Bilbao Vizcaya Argentaria SA (Banks)	45,229
20,671	Banco de Sabadell SA (Banks)	46,161
5,329	Banco Santander SA (Banks)	36,281
17,233	Bankia SA (Banks)	87,101
15,775	Bankinter SA (Banks)	153,529
76,407	CaixaBank SA (Banks)	397,977
4,109	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	27,676
6,537	Ebro Foods SA (Food Products)	156,473
1,298	Enagas SA (Oil, Gas & Consumable Fuels)	36,685
7,370	Endesa SA (Electric Utilities)	174,472
2,594	Ferrovial SA (Construction & Engineering)	55,939
2,691	Gas Natural SDG SA (Gas Utilities)	62,980
709	Grifols SA (Biotechnology)	19,895
8,797	Iberdrola SA (Electric Utilities)	69,346
10,365	Industria de Diseno Textil SA (Specialty Retail)	411,432
2,956	International Consolidated Airlines Group SA (Airlines)	22,544
15,498	Mapfre SA (Insurance)	57,727
5,538	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	74,529
935	Red Electrica Corp. SA (Electric Utilities)	20,031
3,397	Repsol SA (Oil, Gas & Consumable Fuels)	56,887

		2,172,131

Shares	Description	Value
Common Stocks – (continued)
Swaziland – 0.0%
1,053	Wolseley PLC (Trading Companies & Distributors)	$ 62,872

Sweden – 0.9%
19,294	Alfa Laval AB (Machinery)	430,904
20,314	Atlas Copco AB Class A (Machinery)	734,711
1,500	Autoliv, Inc. (Auto Components)	162,585
3,968	BillerudKorsnas AB (Containers & Packaging)	62,743
1,589	Boliden AB (Metals & Mining)	49,885
18,330	Castellum AB (Real Estate Management & Development)	284,914
910	Electrolux AB Series B (Household Durables)	31,118
5,352	Elekta AB Class B (Health Care Equipment & Supplies)	51,512
4,371	Getinge AB Class B (Health Care Equipment & Supplies)	75,876
14,918	Hemfosa Fastigheter AB (Real Estate Management & Development)	183,005
816	Hennes & Mauritz AB Class B (Specialty Retail)	21,290
3,466	Husqvarna AB Class B (Household Durables)	35,258
2,618	ICA Gruppen AB (Food & Staples Retailing)	104,901
3,033	Industrivarden AB Class C (Diversified Financial Services)	73,567
1,345	Investor AB Class B (Diversified Financial Services)	63,786
1,772	Kinnevik AB Class B (Diversified Financial Services)	54,399
5,361	Loomis AB Class B (Commercial Services & Supplies)	199,200
1,837	Lundin Petroleum AB* (Oil, Gas & Consumable Fuels)	41,835
8,257	Mycronic AB (Electronic Equipment, Instruments & Components)	86,074
6,804	Nordea Bank AB (Banks)	85,852
1,281	Saab AB Class B (Aerospace & Defense)	59,438
1,251	Sandvik AB (Machinery)	19,714
11,724	Scandic Hotels Group AB(a) (Hotels, Restaurants & Leisure)	162,999

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,201	Securitas AB Class B (Commercial Services & Supplies)	$ 20,001
3,758	Skandinaviska Enskilda Banken AB (Banks)	47,592
1,100	Skanska AB Class B (Construction & Engineering)	24,996
3,049	SKF AB Class B (Machinery)	60,602
2,698	Svenska Handelsbanken AB Class A (Banks)	40,157
1,753	Swedbank AB Class A (Banks)	45,714
1,853	Swedish Match AB (Tobacco)	65,176
9,798	Tele2 AB Class B (Wireless Telecommunication Services)	116,614
5,414	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	35,042
12,119	Telia Co. AB (Diversified Telecommunication Services)	56,970
2,465	Trelleborg AB Class B (Machinery)	58,057
3,059	Volvo AB Class B (Machinery)	51,958

		3,698,445

Switzerland – 3.4%
41,794	ABB Ltd. (Electrical Equipment)	979,080
262	Adecco Group AG (Professional Services)	19,989
12,242	Aryzta AG* (Food Products)	393,396
1,144	Baloise Holding AG (Insurance)	183,802
33	Barry Callebaut AG* (Food Products)	47,062
8,696	Chubb Ltd. (Insurance)	1,273,616
12,112	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,029,642
3,426	Clariant AG* (Chemicals)	79,612
3,357	Credit Suisse Group AG* (Capital Markets)	51,603
50	Dormakamba Holding AG Class B* (Building Products)	44,567
412	Dufry AG* (Specialty Retail)	65,634
113	EMS-Chemie Holding AG (Chemicals)	78,627
425	Flughafen Zuerich AG (Transportation Infrastructure)	108,391
94	Geberit AG (Building Products)	45,210
285	Georg Fischer AG (Machinery)	324,142
7	Givaudan SA (Chemicals)	13,927
21,035	Glencore PLC* (Metals & Mining)	92,794
197	Helvetia Holding AG (Insurance)	110,108

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
1,146	Julius Baer Group Ltd.* (Capital Markets)	$ 64,872
102	Kuehne & Nagel International AG (Marine)	17,763
592	LafargeHolcim Ltd.* (Construction Materials)	35,373
885	Logitech International SA (Technology Hardware, Storage & Peripherals)	32,121
190	Lonza Group AG* (Life Sciences Tools & Services)	45,158
12,362	Nestle SA (Food Products)	1,043,470
13,623	Novartis AG (Pharmaceuticals)	1,160,376
8,900	Novartis AG ADR (Pharmaceuticals)	758,280
1,064	Pargesa Holding SA (Diversified Financial Services)	84,912
135	Partners Group Holding AG (Capital Markets)	87,638
1,150	PSP Swiss Property AG (Real Estate Management & Development)	104,638
4,127	Roche Holding AG (Pharmaceuticals)	1,044,830
160	Schindler Holding AG (Machinery)	34,506
105	SGS SA (Professional Services)	232,069
8	Sika AG (Chemicals)	55,130
366	Sonova Holding AG (Health Care Equipment & Supplies)	59,362
214	Straumann Holding AG (Health Care Equipment & Supplies)	120,850
400	Swiss Life Holding AG* (Insurance)	145,981
1,333	Swiss Prime Site AG* (Real Estate Management & Development)	120,279
18,816	Swiss Re AG (Insurance)	1,814,091
68	Swisscom AG (Diversified Telecommunication Services)	33,236
1,500	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	120,585
584	Temenos Group AG* (Software)	56,453
136	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	53,959
1,715	UBS Group AG* (Capital Markets)	29,825
370	Valora Holding AG (Specialty Retail)	122,830
278	Vifor Pharma AG (Pharmaceuticals)	29,675
2,176	Wizz Air Holdings PLC*(a) (Airlines)	74,686

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,349	Zurich Insurance Group AG (Insurance)	$ 715,927

		13,240,077

Taiwan – 1.3%
19,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	25,491
49,609	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	326,923
2,000	Airtac International Group (Machinery)	27,053
18,000	Asia Cement Corp. (Construction Materials)	15,908
1,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,493
24,000	Cathay Financial Holding Co. Ltd. (Insurance)	39,105
11,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	22,249
90,000	China Airlines Ltd. (Airlines)	27,659
57,000	China Development Financial Holding Corp. (Banks)	17,192
46,000	China Steel Corp. (Metals & Mining)	37,771
35,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	118,307
399,520	CTBC Financial Holding Co. Ltd. (Banks)	256,679
12,000	CTCI Corp. (Construction & Engineering)	19,571
3,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	15,941
32,294	E.Sun Financial Holding Co. Ltd. (Banks)	20,587
2,085	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	24,005
63,000	Eva Airways Corp. (Airlines)	30,529
33,000	Far Eastern New Century Corp. (Industrial Conglomerates)	27,160
14,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	33,847
6,720	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	28,821
33,000	First Financial Holding Co. Ltd. (Banks)	22,289
10,000	Formosa Chemicals & Fibre Corp. (Chemicals)	30,129
16,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	56,168

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
19,000	Formosa Plastic Corp. (Chemicals)	$ 56,983
20,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	31,069
5,000	Giant Manufacturing Co. Ltd. (Leisure Products)	24,681
2,000	Ginko International Co. Ltd. (Health Care Equipment & Supplies)	18,447
3,000	Grape King Bio Ltd. (Personal Products)	19,012
14,000	Great Wall Enterprise Co. Ltd. (Food Products)	15,188
26,000	Highwealth Construction Corp.* (Real Estate Management & Development)	43,048
2,000	Hiwin Technologies Corp. (Machinery)	14,522
18,100	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	70,392
65,541	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	505,321
5,000	Hota Industrial Manufacturing Co. Ltd. (Auto Components)	22,884
3,000	Hotai Motor Co. Ltd. (Specialty Retail)	36,455
2,000	King Slide Works Co. Ltd. (Machinery)	28,114
4,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	35,212
402,788	Mega Financial Holding Co. Ltd. (Banks)	340,900
17,000	Nan Ya Plastics Corp. (Chemicals)	42,787
2,000	OBI Pharma, Inc.* (Biotechnology)	14,233
5,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	16,308
4,799	PharmaEngine, Inc. (Biotechnology)	30,484
20,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	27,018
6,000	President Chain Store Corp. (Food & Staples Retailing)	50,842
10,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	23,710
30,000	Ruentex Development Co. Ltd.* (Real Estate Management & Development)	32,491
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	22,259

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,000	St. Shine Optical Co. Ltd. (Health Care Equipment & Supplies)	$ 20,602
8,550	Standard Foods Corp. (Food Products)	22,765
19,000	Taiwan Cement Corp. (Construction Materials)	22,020
15,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	53,683
16,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	113,102
52,645	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,893,114
17,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	16,010
52,000	Uni-President Enterprises Corp. (Food Products)	99,520
45,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	20,655
59,000	Walsin Lihwa Corp. (Electrical Equipment)	25,979
45,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	19,290

		5,063,977

Thailand – 0.5%
9,600	Advanced Info Service PCL (Wireless Telecommunication Services)	53,495
26,768	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	147,492
5,100	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	28,419
25,500	Airports of Thailand PCL (Transportation Infrastructure)	39,484
3,600	Airports of Thailand PCL NVDR (Transportation Infrastructure)	5,574
12,500	Bangkok Bank PCL (Banks)	69,280
7,415	Bangkok Bank PCL ADR (Banks)	199,984
82,800	Bangkok Dusit Medical Services PCL Class F (Health Care Providers & Services)	47,508
39,500	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	22,664
142,100	Bangkok Expressway & Metro PCL	32,039
522,300	Bangkok Land PCL (Real Estate Management & Development)	28,426

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
30,800	Bank of Ayudhya PCL NVDR (Banks)	$ 33,761
18,200	Berli Jucker PCL NVDR (Industrial Conglomerates)	25,298
64,300	BTS Group Holdings PCL (Road & Rail)	16,624
159,600	BTS Group Holdings PCL NVDR (Road & Rail)	41,263
7,500	Bumrungrad Hospital PCL (Health Care Providers & Services)	39,430
4,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	25,236
14,900	Central Pattana PCL (Real Estate Management & Development)	31,122
16,200	Central Pattana PCL NVDR (Real Estate Management & Development)	33,837
20,700	Charoen Pokphand Foods PCL (Food Products)	15,300
40,700	Charoen Pokphand Foods PCL NVDR (Food Products)	30,082
18,700	CP ALL PCL (Food & Staples Retailing)	34,157
17,600	CP ALL PCL NVDR (Food & Staples Retailing)	32,149
9,600	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	25,640
17,800	Delta Electronics Thailand PCL NVDR (Electronic Equipment, Instruments & Components)	47,540
4,300	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	28,165
32,000	Energy Absolute PCL NVDR (Oil, Gas & Consumable Fuels)	35,558
13,900	Glow Energy PCL (Independent Power and Renewable Electricity Producers)	33,829
15,800	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	19,076
98,200	Home Product Center PCL (Specialty Retail)	29,215
24,000	Indorama Ventures PCL (Chemicals)	26,845
33,700	Indorama Ventures PCL NVDR (Chemicals)	37,694
13,100	Intouch Holdings PCL NVDR (Wireless Telecommunication Services)	23,517
7,100	Kasikornbank PCL (Banks)	42,238
8,900	Kasikornbank PCL NVDR (Banks)	51,490

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
8,000	KCE Electronics PCL (Electronic Equipment, Instruments & Components)	$ 20,786
81,200	Krung Thai Bank PCL NVDR (Banks)	44,170
32,000	Minor International PCL (Hotels, Restaurants & Leisure)	40,672
8,400	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	10,677
13,500	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	35,730
8,900	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	23,555
12,200	PTT Global Chemical PCL (Chemicals)	26,277
18,500	PTT Global Chemical PCL NVDR (Chemicals)	39,847
4,700	PTT PCL (Oil, Gas & Consumable Fuels)	54,816
800	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	9,330
38,535	Siam Global House PCL (Specialty Retail)	15,865
542,700	Superblock PCL* (Independent Power and Renewable Electricity Producers)	21,034
101,300	Thai Beverage PCL (Beverages)	71,357
15,400	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	39,698
2,100	The Siam Cement PCL (Construction Materials)	31,920
1,600	The Siam Cement PCL NVDR (Construction Materials)	24,320
10,400	The Siam Commercial Bank PCL	45,946
687,800	TMB Bank PCL NVDR (Banks)	48,797
140,984	True Corp. PCL* (Diversified Telecommunication Services)	23,940
24,200	True Corp. PCL NVDR* (Diversified Telecommunication Services)	4,109
303,100	WHA Corp. PCL (Real Estate Management & Development)	27,704

		2,093,981

Turkey – 0.3%
12,661	Akbank TAS (Banks)	37,665
4,635	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	18,355

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
13,030	Aksa Enerji Uretim AS* (Independent Power and Renewable Electricity Producers)	$ 15,338
5,738	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	33,662
10,594	Arcelik AS (Household Durables)	78,313
3,743	Aygaz AS (Gas Utilities)	17,152
2,989	BIM Birlesik Magazalar AS (Food & Staples Retailing)	58,295
1,569	Coca-Cola Icecek AS (Beverages)	18,960
121,805	Emlak Konut Gayrimenkul Yatirim Ortakligi AS* (Equity Real Estate Investment Trusts (REITs))	110,177
35,409	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	55,563
48,540	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	108,222
1,777	Ford Otomotiv Sanayi AS (Automobiles)	22,736
9,329	Haci Omer Sabanci Holding AS (Diversified Financial Services)	28,675
52,570	Is Gayrimenkul Yatirim Ortakligi AS (Equity Real Estate Investment Trusts (REITs))	22,096
7,915	KOC Holding AS (Industrial Conglomerates)	36,861
9,847	Petkim Petrokimya Holding AS (Chemicals)	18,002
11,558	Soda Sanayii AS (Chemicals)	18,722
2,621	TAV Havalimanlari Holding AS (Transportation Infrastructure)	15,885
3,025	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	26,580
3,982	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	122,716
15,994	Turk Hava Yollari AO* (Airlines)	40,161
15,411	Turk Telekomunikasyon AS* (Diversified Telecommunication Services)	31,769
26,951	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	98,554
17,387	Turkiye Garanti Bankasi AS (Banks)	52,069
5,603	Turkiye Halk Bankasi AS (Banks)	24,039
27,770	Turkiye Is Bankasi Class C (Banks)	59,780
3,825	Turkiye Vakiflar Bankasi TAO Class D (Banks)	7,656
2,557	Ulker Biskuvi Sanayi AS (Food Products)	15,439

		1,193,442

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – 0.1%
12,436	Abu Dhabi Commercial Bank PJSC (Banks)	$ 24,547
96,000	Air Arabia PJSC (Airlines)	27,710
58,590	Ajman Bank PJSC* (Banks)	19,000
26,872	Aldar Properties PJSC (Real Estate Management & Development)	17,119
18,886	Arabtec Holding PJSC* (Construction & Engineering)	17,793
39,620	DAMAC Properties Dubai Co. PJSC (Real Estate Management & Development)	43,147
808	DP World Ltd. (Transportation Infrastructure)	18,584
59,284	Dubai Financial Market PJSC* (Capital Markets)	19,181
51,450	Dubai Investments PJSC (Capital Markets)	33,058
26,362	Dubai Islamic Bank PJSC (Banks)	43,608
85,000	DXB Entertainments PJSC* (Hotels, Restaurants & Leisure)	17,877
49,167	Emaar Malls Group PJSC (Real Estate Management & Development)	33,197
18,413	Emaar Properties PJSC (Real Estate Management & Development)	41,274
3,588	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	18,316
10,487	First Abu Dhabi Bank PJSC (Banks)	30,407
38,563	National Central Cooling Co. PJSC (Building Products)	21,715
33,379	Union National Bank PJSC (Banks)	41,167

		467,700

United Kingdom – 8.0%
5,663	3i Group PLC (Capital Markets)	69,910
13,178	Abcam PLC (Biotechnology)	178,525
3,688	Admiral Group PLC (Insurance)	100,608
5,974	Anglo American PLC* (Metals & Mining)	98,820
15,545	Aon PLC (Insurance)	2,147,853
3,673	Ashtead Group PLC (Trading Companies & Distributors)	78,912
2,444	ASOS PLC* (Internet & Direct Marketing Retail)	186,311

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
9,861	AstraZeneca PLC (Pharmaceuticals)	$ 587,746
7,115	Auto Trader Group PLC(a) (Internet Software & Services)	35,934
124,696	Aviva PLC (Insurance)	886,342
8,918	Babcock International Group PLC (Commercial Services & Supplies)	99,344
8,726	BAE Systems PLC (Aerospace & Defense)	69,231
113,514	Balfour Beatty PLC (Construction & Engineering)	395,136
407,663	Barclays PLC (Banks)	1,093,047
13,746	Barratt Developments PLC (Household Durables)	111,641
23,260	Beazley PLC (Insurance)	157,193
5,871	Bellway PLC (Household Durables)	247,220
22,219	BHP Billiton PLC (Metals & Mining)	405,141
67,455	boohoo.com PLC* (Internet & Direct Marketing Retail)	209,464
184,424	BP PLC (Oil, Gas & Consumable Fuels)	1,083,261
18,055	British American Tobacco PLC (Tobacco)	1,123,125
10,492	BT Group PLC (Diversified Telecommunication Services)	43,419
2,073	Bunzl PLC (Trading Companies & Distributors)	62,591
2,891	Capita PLC (Professional Services)	25,120
11,965	Carnival PLC (Hotels, Restaurants & Leisure)	807,594
293,059	Cobham PLC (Aerospace & Defense)	513,101
496	Coca-Cola European Partners PLC (Beverages)	21,528
49,081	Compass Group PLC (Hotels, Restaurants & Leisure)	1,047,238
16,108	Conviviality PLC (Food & Staples Retailing)	81,771
1,892	Croda International PLC (Chemicals)	92,322
3,072	Dechra Pharmaceuticals PLC (Pharmaceuticals)	71,877
14,695	Diageo PLC (Beverages)	474,604
839	Dialog Semiconductor PLC* (Semiconductors & Semiconductor Equipment)	36,561
33,583	Direct Line Insurance Group PLC (Insurance)	165,971
12,974	Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	45,595
9,252	DS Smith PLC (Containers & Packaging)	58,937
47,840	Experian PLC (Professional Services)	950,401
13,138	Ferroglobe PLC (Metals & Mining)	167,904

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
6,157	Fevertree Drinks PLC (Beverages)	$ 174,641
6,130	G4S PLC (Commercial Services & Supplies)	26,609
354,603	GKN PLC (Auto Components)	1,504,352
35,796	GlaxoSmithKline PLC (Pharmaceuticals)	712,590
33,536	Greencore Group PLC (Food Products)	98,986
16,976	GVC Holdings PLC (Hotels, Restaurants & Leisure)	172,130
4,281	Halma PLC (Electronic Equipment, Instruments & Components)	62,051
11,772	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	89,215
16,066	Hastings Group Holdings PLC(a) (Insurance)	65,055
92,245	Hays PLC (Professional Services)	202,858
3,558	Hill & Smith Holdings PLC (Metals & Mining)	62,905
10,294	Hiscox Ltd. (Insurance)	176,362
12,811	HSBC Holdings PLC (Banks)	128,301
34,373	Ibstock PLC(a) (Construction Materials)	115,647
3,206	IHS Markit Ltd.* (Professional Services)	149,560
437	Imperial Tobacco Group PLC (Tobacco)	17,997
16,301	Inchcape PLC (Distributors)	172,797
9,371	Informa PLC (Media)	85,949
5,127	Inmarsat PLC (Diversified Telecommunication Services)	52,471
286	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	16,183
11,854	InterContinental Hotels Group PLC ADR (Hotels, Restaurants & Leisure)	672,833
19,772	Intermediate Capital Group PLC (Capital Markets)	236,414
1,226	Intertek Group PLC (Professional Services)	69,545
17,992	J Sainsbury PLC (Food & Staples Retailing)	58,131
26,245	JD Sports Fashion PLC (Specialty Retail)	124,057
170	Johnson Matthey PLC (Chemicals)	6,301
20,466	Just Eat PLC* (Internet Software & Services)	167,635
8,792	KAZ Minerals PLC* (Metals & Mining)	83,275
29,704	Kingfisher PLC (Specialty Retail)	115,274
5,341	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	72,026
691,176	Lloyds Banking Group PLC (Banks)	597,547

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
352	London Stock Exchange Group PLC (Capital Markets)	$ 17,426
15,145	Marks & Spencer Group PLC (Multiline Retail)	64,368
4,491	Mediclinic International PLC (Health Care Providers & Services)	43,653
15,374	Melrose Industries PLC (Electrical Equipment)	47,141
2,173	Micro Focus International PLC (Software)	63,991
3,386	Mondi PLC (Paper & Forest Products)	89,185
31,729	National Express Group PLC (Road & Rail)	152,510
15,685	National Grid PLC (Multi-Utilities)	194,084
1,455	Nielsen Holdings PLC (Professional Services)	62,580
4,660	NMC Health PLC (Health Care Providers & Services)	138,880
3,534	Nostrum Oil & Gas PLC* (Oil, Gas & Consumable Fuels)	18,884
17,624	Old Mutual PLC (Insurance)	45,711
8,031	Pearson PLC (Media)	69,501
9,005	Pennon Group PLC (Water Utilities)	95,714
3,721	Persimmon PLC (Household Durables)	122,945
1,337	Provident Financial PLC (Consumer Finance)	36,397
33,539	Prudential PLC (Insurance)	818,368
41,477	QinetiQ Group PLC (Aerospace & Defense)	131,925
2,207	Randgold Resources Ltd. (Metals & Mining)	205,437
11,468	Reckitt Benckiser Group PLC (Household Products)	1,115,003
23,632	Redrow PLC (Household Durables)	184,586
2,034	RELX PLC (Professional Services)	44,303
87,701	Rentokil Initial PLC (Commercial Services & Supplies)	336,115
3,554	Rightmove PLC (Internet Software & Services)	197,153
2,910	Rio Tinto PLC (Metals & Mining)	136,383
2,215	Rolls-Royce Holdings PLC* (Aerospace & Defense)	25,953
26,097	Royal Bank of Scotland Group PLC* (Banks)	85,561
48,642	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,385,699
22,906	Royal Mail PLC (Air Freight & Logistics)	121,800
10,471	RPC Group PLC (Containers & Packaging)	123,807
19,709	RSA Insurance Group PLC (Insurance)	169,690

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,905	Schroders PLC (Capital Markets)	$ 86,567
16,179	Segro PLC (Equity Real Estate Investment Trusts (REITs))	112,601
1,448	Severn Trent PLC (Water Utilities)	42,814
367	Shire PLC (Biotechnology)	20,516
2,396	Smiths Group PLC (Industrial Conglomerates)	48,531
29,733	SSE PLC (Electric Utilities)	541,093
4,844	SSP Group Plc (Hotels, Restaurants & Leisure)	32,563
3,087	St. James’s Place PLC (Insurance)	49,584
8,936	Standard Chartered PLC* (Banks)	99,889
13,494	Standard Life PLC (Insurance)	77,673
6,754	Tate & Lyle PLC (Food Products)	59,889
32,266	Taylor Wimpey PLC (Household Durables)	81,039
17,757	Tesco PLC* (Food & Staples Retailing)	40,815
2,905	The Berkeley Group Holdings PLC (Household Durables)	133,974
9,263	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	74,640
5,007	The Sage Group PLC (Software)	44,527
1,516	The Weir Group PLC (Machinery)	36,694
24,102	TP ICAP PLC (Capital Markets)	154,835
4,984	Travis Perkins PLC (Trading Companies & Distributors)	99,821
628	Unilever PLC (Personal Products)	35,817
11,323	United Utilities Group PLC (Water Utilities)	134,183
7,495	Vedanta Resources PLC (Metals & Mining)	76,124
17,160	Vesuvius PLC (Machinery)	123,053
46,403	Virgin Money Holdings UK PLC (Banks)	174,595
262,007	Vodafone Group PLC (Wireless Telecommunication Services)	768,035
1,062	Whitbread PLC (Hotels, Restaurants & Leisure)	53,928
38,035	William Morrison Supermarkets PLC (Food & Staples Retailing)	120,632
7,320	Willis Towers Watson PLC (Insurance)	1,089,802
38,946	Worldpay Group PLC(a) (IT Services)	190,049
3,129	WPP PLC (Media)	63,812

		31,333,843

Shares	Description	Value
Common Stocks – (continued)
United States – 41.9%
381	3M Co. (Industrial Conglomerates)	$ 76,646
3,714	Abbott Laboratories (Health Care Equipment & Supplies)	182,655
2,887	ABM Industries, Inc. (Commercial Services & Supplies)	128,818
6,009	ACCO Brands Corp.* (Commercial Services & Supplies)	70,005
585	Activision Blizzard, Inc. (Software)	36,141
417	Adobe Systems, Inc.* (Software)	61,086
16,468	Advance Auto Parts, Inc. (Specialty Retail)	1,844,581
3,302	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	44,940
5,235	Aegion Corp.* (Construction & Engineering)	125,326
6,459	Aetna, Inc. (Health Care Providers & Services)	996,688
415	Affiliated Managers Group, Inc. (Capital Markets)	77,119
1,492	Aflac, Inc. (Insurance)	118,987
1,612	Agilent Technologies, Inc. (Life Sciences Tools & Services)	96,381
10,185	Air Lease Corp. (Trading Companies & Distributors)	403,122
276	Air Products & Chemicals, Inc. (Chemicals)	39,233
1,912	Akamai Technologies, Inc.* (Internet Software & Services)	90,132
2,150	Alamo Group, Inc. (Machinery)	199,971
1,146	Alaska Air Group, Inc. (Airlines)	97,674
1,130	Albemarle Corp. (Chemicals)	130,854
1,189	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	144,166
366	Alexion Pharmaceuticals, Inc.* (Biotechnology)	50,266
277	Align Technology, Inc.* (Health Care Equipment & Supplies)	46,323
343	Alleghany Corp.* (Insurance)	210,376
8,621	Allergan PLC (Pharmaceuticals)	2,175,337
188	Alliance Data Systems Corp. (IT Services)	45,389
6,103	Alliant Energy Corp. (Electric Utilities)	247,355
9,026	Ally Financial, Inc. (Consumer Finance)	204,349

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,790	Alphabet, Inc. Class C* (Internet Software & Services)	$ 1,665,595
1,878	Altria Group, Inc. (Tobacco)	122,014
34	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	33,585
1,450	AMC Networks, Inc. Class A* (Media)	92,728
3,019	Amdocs Ltd. (IT Services)	202,786
4,511	Ameren Corp. (Multi-Utilities)	253,067
841	American Airlines Group, Inc. (Airlines)	42,420
3,729	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	178,768
3,076	American Electric Power Co., Inc. (Electric Utilities)	216,981
1,399	American Express Co. (Consumer Finance)	119,237
28,474	American International Group, Inc. (Insurance)	1,863,623
442	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	60,258
3,292	American Water Works Co., Inc. (Water Utilities)	266,981
616	Ameriprise Financial, Inc. (Capital Markets)	89,246
7,918	Ameris Bancorp (Banks)	362,644
4,449	AMERISAFE, Inc. (Insurance)	256,930
20,855	AmerisourceBergen Corp. (Health Care Providers & Services)	1,956,616
1,606	AMETEK, Inc. (Electrical Equipment)	98,897
1,366	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	104,663
9,251	Amplify Snack Brands, Inc.* (Food Products)	96,765
944	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	43,112
1,718	Andeavor (Oil, Gas & Consumable Fuels)	170,993
1,162	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	91,508
33,930	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	408,178
1,028	ANSYS, Inc.* (Software)	133,177
7,219	Anthem, Inc. (Health Care Providers & Services)	1,344,250
9,499	Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts (REITs))	57,184
9,195	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,367,572

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,085	Arch Capital Group Ltd.* (Insurance)	$ 397,307
1,175	Archer-Daniels-Midland Co. (Food Products)	49,562
3,628	Arconic, Inc. (Aerospace & Defense)	89,938
7,998	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	102,374
3,868	Arthur J. Gallagher & Co. (Insurance)	227,400
6,389	Assured Guaranty Ltd. (Insurance)	287,569
5,185	AT&T, Inc. (Diversified Telecommunication Services)	202,215
602	Automatic Data Processing, Inc. (IT Services)	71,584
75	AutoZone, Inc.* (Specialty Retail)	40,487
577	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	110,986
19,948	Axis Capital Holdings Ltd. (Insurance)	1,288,242
3,236	Balchem Corp. (Chemicals)	251,114
2,661	Ball Corp. (Containers & Packaging)	111,496
10,377	Bank of America Corp. (Banks)	250,293
2,975	BankUnited, Inc. (Banks)	102,400
4,932	Baxter International, Inc. (Health Care Equipment & Supplies)	298,287
5,052	BB&T Corp. (Banks)	239,061
593	Becton Dickinson & Co. (Health Care Equipment & Supplies)	119,430
3,058	Belden, Inc. (Electronic Equipment, Instruments & Components)	219,993
13,978	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	2,445,731
5,534	Best Buy Co., Inc. (Specialty Retail)	322,854
974	BioMarin Pharmaceutical, Inc.* (Biotechnology)	85,449
4,336	Blackbaud, Inc. (Software)	400,386
138	BlackRock, Inc. (Capital Markets)	58,861
3,404	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	105,081
5,396	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	118,712
2,020	Booz Allen Hamilton Holding Corp. (IT Services)	69,286
2,691	BorgWarner, Inc. (Auto Components)	125,777

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,618	Boston Scientific Corp.* (Health Care Equipment & Supplies)	$ 69,691
6,913	Bristow Group, Inc. (Energy Equipment & Services)	50,949
605	Broadridge Financial Solutions, Inc. (IT Services)	45,895
7,995	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	196,357
1,433	Brown-Forman Corp. Class B (Beverages)	70,790
3,124	Bunge Ltd. (Food Products)	244,890
2,008	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	131,725
454	C.R. Bard, Inc. (Health Care Equipment & Supplies)	145,552
3,552	CA, Inc. (Software)	110,254
812	Cabot Corp. (Chemicals)	44,116
1,988	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	49,442
7,224	CalAtlantic Group, Inc. (Household Durables)	253,562
9,871	Callidus Software, Inc.* (Software)	239,865
737	Cambrex Corp.* (Life Sciences Tools & Services)	44,957
2,568	Campbell Soup Co. (Food Products)	135,667
3,604	Cantel Medical Corp. (Health Care Equipment & Supplies)	267,417
893	Capital One Financial Corp. (Consumer Finance)	76,959
17,135	Cardinal Health, Inc. (Health Care Providers & Services)	1,323,850
437	CarMax, Inc.* (Specialty Retail)	28,951
1,669	Cars.com, Inc.* (Internet Software & Services)	40,557
8,945	Catalent, Inc.* (Pharmaceuticals)	310,391
10,104	Cathay General Bancorp (Banks)	378,395
32,210	CBRE Group, Inc. Class A* (Real Estate Management & Development)	1,223,658
751	CBS Corp. Class B (Media)	49,438
1,295	CDK Global, Inc. (Software)	85,185
597	CDW Corp. (Electronic Equipment, Instruments & Components)	37,868
1,002	Celanese Corp. Series A (Chemicals)	96,362
2,703	Centene Corp.* (Health Care Providers & Services)	214,672
9,407	CenterPoint Energy, Inc. (Multi-Utilities)	265,183
4,746	CenturyLink, Inc. (Diversified Telecommunication Services)	110,439
15,012	Cerner Corp.* (Health Care Technology)	966,322

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
506	Charter Communications, Inc. Class A* (Media)	$ 198,306
4,321	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	89,358
1,169	Chemed Corp. (Health Care Providers & Services)	230,877
1,514	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	68,433
788	Chevron Corp. (Oil, Gas & Consumable Fuels)	86,042
312	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	107,256
1,867	Church & Dwight Co., Inc. (Household Products)	99,604
1,942	Cigna Corp. (Health Care Providers & Services)	337,054
343	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	33,967
2,396	Cincinnati Financial Corp. (Insurance)	182,479
652	Cintas Corp. (Commercial Services & Supplies)	87,922
2,575	Cisco Systems, Inc. (Communications Equipment)	80,984
3,461	CIT Group, Inc. (Banks)	164,917
1,388	Citigroup, Inc. (Banks)	95,009
9,770	Citizens Financial Group, Inc. (Banks)	342,732
679	Citrix Systems, Inc.* (Software)	53,627
15,035	ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	254,843
3,059	CME Group, Inc. (Capital Markets)	375,095
6,820	CMS Energy Corp. (Multi-Utilities)	315,357
1,147	Coach, Inc. (Textiles, Apparel & Luxury Goods)	54,070
25,205	Cognizant Technology Solutions Corp. Class A (IT Services)	1,747,211
6,321	Cohen & Steers, Inc. (Capital Markets)	255,368
1,113	Coherent, Inc.* (Electronic Equipment, Instruments & Components)	294,945
440	Colgate-Palmolive Co. (Household Products)	31,768
3,416	Columbia Banking System, Inc. (Banks)	136,093
46,228	Comcast Corp. Class A (Media)	1,869,923
4,473	Comerica, Inc. (Banks)	323,443
2,646	Compass Minerals International, Inc. (Metals & Mining)	182,706
3,449	Conagra Brands, Inc. (Food Products)	118,094

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
996	Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	$ 129,739
2,027	ConocoPhillips (Oil, Gas & Consumable Fuels)	91,965
4,243	Consolidated Edison, Inc. (Multi-Utilities)	351,575
789	Constellation Brands, Inc. Class A (Beverages)	152,553
1,931	Convergys Corp. (IT Services)	46,286
4,517	Corning, Inc. (Electronic Equipment, Instruments & Components)	131,625
363	Costco Wholesale Corp. (Food & Staples Retailing)	57,539
7,991	Cotiviti Holdings, Inc.* (Health Care Technology)	344,013
3,165	Coty, Inc. Class A (Personal Products)	64,819
593	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	59,644
603	CSX Corp. (Road & Rail)	29,752
908	Cummins, Inc. (Machinery)	152,453
823	Curtiss-Wright Corp. (Aerospace & Defense)	79,354
54,720	CVS Health Corp. (Food & Staples Retailing)	4,373,770
23,974	CYS Investments, Inc. (Mortgage Real Estate Investment Trusts (REITs))	204,019
4,045	D.R. Horton, Inc. (Household Durables)	144,366
2,093	Danaher Corp. (Health Care Equipment & Supplies)	170,559
2,326	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	195,105
2,339	DaVita, Inc.* (Health Care Providers & Services)	151,520
458	Deere & Co. (Machinery)	58,752
2,252	Delta Air Lines, Inc. (Airlines)	111,159
1,633	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	101,295
1,100	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	36,641
470	Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	45,064
1,916	Dick’s Sporting Goods, Inc. (Specialty Retail)	71,543
1,814	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	209,227
6,921	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	109,836
1,897	Discover Financial Services (Consumer Finance)	115,603
13,956	Discovery Communications, Inc. Class C* (Media)	322,802

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
589	DISH Network Corp. Class A* (Media)	$ 37,714
23,530	Dollar General Corp. (Multiline Retail)	1,768,515
782	Dollar Tree, Inc.* (Multiline Retail)	56,367
530	Dominion Energy, Inc. (Multi-Utilities)	40,905
1,158	Dover Corp. (Machinery)	97,272
1,410	Dr. Pepper Snapple Group, Inc. (Beverages)	128,536
3,976	Dril-Quip, Inc.* (Energy Equipment & Services)	177,330
2,900	DTE Energy Co. (Multi-Utilities)	310,474
4,120	Duke Energy Corp. (Electric Utilities)	350,694
5,456	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	155,987
5,423	E*TRADE Financial Corp.* (Capital Markets)	222,343
1,151	E.I. du Pont de Nemours & Co. (Chemicals)	94,624
1,768	Eastman Chemical Co. (Chemicals)	147,027
1,712	eBay, Inc.* (Internet Software & Services)	61,170
174	Ecolab, Inc. (Chemicals)	22,911
4,220	Edison International (Electric Utilities)	332,030
7,498	Education Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	281,550
471	Electronic Arts, Inc.* (Software)	54,985
983	Eli Lilly & Co. (Pharmaceuticals)	81,255
513	Emerson Electric Co. (Electrical Equipment)	30,580
3,646	EnerSys (Electrical Equipment)	263,496
2,282	Entergy Corp. (Electric Utilities)	175,075
2,300	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	218,822
4,520	EPAM Systems, Inc.* (IT Services)	388,404
3,226	EQT Corp. (Oil, Gas & Consumable Fuels)	205,496
461	Equifax, Inc. (Professional Services)	67,048
191	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	86,089
1,418	Equity Residential (Equity Real Estate Investment Trusts (REITs))	96,509
5,351	Essent Group Ltd.* (Thrifts & Mortgage Finance)	205,585
940	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	245,998

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,867	Everest Re Group Ltd. (Insurance)	$ 1,539,442
3,602	Eversource Energy (Electric Utilities)	218,966
4,933	Exelon Corp. (Electric Utilities)	189,131
5,030	ExlService Holdings, Inc.* (IT Services)	289,476
570	Expedia, Inc. (Internet & Direct Marketing Retail)	89,188
2,925	Expeditors International of Washington, Inc. (Air Freight & Logistics)	172,224
3,018	Express Scripts Holding Co.* (Health Care Providers & Services)	189,048
1,357	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	107,882
2,410	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	192,896
859	F5 Networks, Inc.* (Communications Equipment)	103,724
169	Facebook, Inc. Class A* (Internet Software & Services)	28,603
864	Fastenal Co. (Trading Companies & Distributors)	37,117
2,589	FCB Financial Holdings, Inc. Class A* (Banks)	122,071
535	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	70,957
649	FedEx Corp. (Air Freight & Logistics)	135,011
2,933	Ferro Corp.* (Chemicals)	56,431
17,993	Ferroglobe Representation & Warranty Insurance Trust (Metals & Mining)	—
1,491	Fidelity National Information Services, Inc. (IT Services)	136,009
11,520	Fifth Third Bancorp (Banks)	307,584
2,890	First American Financial Corp. (Insurance)	139,905
467	First Citizens BancShares, Inc. Class A (Banks)	171,865
2,003	First Midwest Bancorp, Inc. (Banks)	44,487
3,265	First Republic Bank (Banks)	327,577
1,202	First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	59,271
3,333	FirstCash, Inc. (Consumer Finance)	193,814
5,605	FirstEnergy Corp. (Electric Utilities)	178,856
516	Fiserv, Inc.* (IT Services)	66,306
6,657	Five Below, Inc.* (Specialty Retail)	321,600
1,535	Fluor Corp. (Construction & Engineering)	66,665
796	FMC Corp. (Chemicals)	60,798

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
7,211	FNF Group (Insurance)	$ 352,329
2,832	Foot Locker, Inc. (Specialty Retail)	133,642
5,228	Ford Motor Co. (Automobiles)	58,658
526	Fortive Corp. (Machinery)	34,053
518	Fortune Brands Home & Security, Inc. (Building Products)	34,017
9,239	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	122,417
2,214	Franklin Resources, Inc. (Capital Markets)	99,143
8,419	Freeport-McMoRan, Inc.* (Metals & Mining)	123,086
3,082	FTD Cos., Inc.* (Internet & Direct Marketing Retail)	60,561
2,628	FTI Consulting, Inc.* (Professional Services)	86,225
3,589	Gardner Denver Holdings, Inc.* (Machinery)	82,403
859	Gartner, Inc.* (IT Services)	110,227
360	General Dynamics Corp. (Aerospace & Defense)	70,679
3,338	General Electric Co. (Industrial Conglomerates)	85,486
606	General Mills, Inc. (Food Products)	33,730
1,872	General Motors Co. (Automobiles)	67,355
45,875	Gentex Corp. (Auto Components)	780,792
534	Genuine Parts Co. (Distributors)	45,353
4,604	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	104,096
5,527	Glacier Bancorp, Inc. (Banks)	193,003
2,512	Global Indemnity Ltd.* (Insurance)	97,365
404	Global Payments, Inc. (IT Services)	38,125
12,197	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	375,058
8,667	Grand Canyon Education, Inc.* (Diversified Consumer Services)	637,631
1,785	Granite Construction, Inc. (Construction & Engineering)	87,501
22,942	Graphic Packaging Holding Co. (Containers & Packaging)	302,605
682	Group 1 Automotive, Inc. (Specialty Retail)	40,613
2,616	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	33,014
3,189	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	73,092
2,939	Hanmi Financial Corp. (Banks)	84,202
1,292	Harley-Davidson, Inc. (Automobiles)	62,882

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,034	Harris Corp. (Communications Equipment)	$ 118,362
1,538	Hasbro, Inc. (Leisure Products)	162,843
4,223	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	133,658
7,666	Healthcare Services Group, Inc. (Commercial Services & Supplies)	400,548
13,379	Heartland Express, Inc. (Road & Rail)	282,698
4,809	HEICO Corp. (Aerospace & Defense)	386,499
3,617	HEICO Corp. Class A (Aerospace & Defense)	256,988
3,048	Heidrick & Struggles International, Inc. (Professional Services)	55,169
1,860	Helen of Troy Ltd.* (Household Durables)	187,395
406	Henry Schein, Inc.* (Health Care Providers & Services)	73,977
1,815	Hess Corp. (Oil, Gas & Consumable Fuels)	80,840
2,986	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	52,285
4,909	Hibbett Sports, Inc.* (Specialty Retail)	76,580
2,212	Hillenbrand, Inc. (Machinery)	79,632
12,384	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	774,372
4,468	Hologic, Inc.* (Health Care Equipment & Supplies)	197,530
469	Honeywell International, Inc. (Industrial Conglomerates)	63,840
3,839	Hormel Foods Corp. (Food Products)	131,179
6,252	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	116,662
2,389	HP, Inc. (Technology Hardware, Storage & Peripherals)	45,630
5,407	HubSpot, Inc.* (Software)	391,196
1,243	Humana, Inc. (Health Care Providers & Services)	287,382
21,617	Huntington Bancshares, Inc. (Banks)	286,425
279	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	57,505
3,162	IBERIABANK Corp. (Banks)	255,648
3,257	ICU Medical, Inc.* (Health Care Equipment & Supplies)	559,878
3,352	IDACORP, Inc. (Electric Utilities)	289,479
506	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	84,229
354	Illinois Tool Works, Inc. (Machinery)	49,811

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
387	Illumina, Inc.* (Life Sciences Tools & Services)	$ 67,280
6,255	Impax Laboratories, Inc.* (Pharmaceuticals)	121,034
7,162	INC Research Holdings, Inc. Class A* (Life Sciences Tools & Services)	393,910
435	Incyte Corp.* (Biotechnology)	57,981
877	Infinity Property & Casualty Corp. (Insurance)	87,744
500	Ingredion, Inc. (Food Products)	61,660
3,700	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	149,924
3,227	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	160,253
2,051	Intel Corp. (Semiconductors & Semiconductor Equipment)	72,749
4,855	Intercontinental Exchange, Inc. (Capital Markets)	323,877
307	International Business Machines Corp. (IT Services)	44,414
832	International Flavors & Fragrances, Inc. (Chemicals)	110,806
496	International Paper Co. (Containers & Packaging)	27,270
384	Intuit, Inc. (Software)	52,689
146	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	136,986
2,836	Invesco Ltd. (Capital Markets)	98,608
612	J.B. Hunt Transport Services, Inc. (Road & Rail)	55,515
8,001	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	113,294
2,503	John Bean Technologies Corp. (Machinery)	231,277
354	Johnson & Johnson (Pharmaceuticals)	46,983
793	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	100,885
2,713	JPMorgan Chase & Co. (Banks)	249,053
5,435	Juniper Networks, Inc. (Communications Equipment)	151,908
13,564	Kansas City Southern (Road & Rail)	1,399,669
8,417	KapStone Paper & Packaging Corp. (Paper & Forest Products)	192,413
2,122	KAR Auction Services, Inc. (Commercial Services & Supplies)	89,209
952	Kellogg Co. (Food Products)	64,736
21,981	KeyCorp (Banks)	396,537
306	Kimberly-Clark Corp. (Household Products)	37,687

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,250	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	$ 85,765
7,065	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	144,338
771	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	71,418
2,348	Korn/Ferry International (Professional Services)	78,541
18,544	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	122,390
38,455	L Brands, Inc. (Specialty Retail)	1,783,927
1,166	L3 Technologies, Inc. (Aerospace & Defense)	204,015
2,915	La-Z-Boy, Inc. (Household Durables)	98,527
1,727	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	274,438
853	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	136,019
658	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	40,539
2,837	LCI Industries (Auto Components)	302,850
623	Lear Corp. (Auto Components)	92,322
2,500	Lennar Corp. Class A (Household Durables)	131,100
1,596	Level 3 Communications, Inc.* (Diversified Telecommunication Services)	93,653
1,907	Liberty Broadband Corp. Class C* (Media)	189,136
4,352	Liberty Interactive Corp. QVC Group Class A* (Internet & Direct Marketing Retail)	104,187
2,378	LifePoint Health, Inc.* (Health Care Providers & Services)	141,253
1,827	Lincoln National Corp. (Insurance)	133,481
6,632	Lithia Motors, Inc. Class A (Specialty Retail)	684,754
1,984	LKQ Corp.* (Distributors)	68,567
405	Lockheed Martin Corp. (Aerospace & Defense)	118,313
4,580	Loews Corp. (Insurance)	222,954
5,607	LogMeIn, Inc. (Internet Software & Services)	652,935
1,544	M&T Bank Corp. (Banks)	251,904
5,845	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	353,915
6,093	Macy’s, Inc. (Multiline Retail)	144,709

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
15,777	Maiden Holdings Ltd. (Insurance)	$ 175,125
6,309	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	77,159
2,658	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	148,821
257	Markel Corp.* (Insurance)	275,378
2,939	MarketAxess Holdings, Inc. (Capital Markets)	596,294
590	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	61,472
927	Marsh & McLennan Cos., Inc. (Insurance)	72,278
1,154	Martin Marietta Materials, Inc. (Construction Materials)	261,300
1,561	Masco Corp. (Building Products)	59,521
15,055	MasterCard, Inc. Class A (IT Services)	1,924,029
15,658	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	379,863
2,273	Mattel, Inc. (Leisure Products)	45,505
1,928	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	87,608
2,419	MAXIMUS, Inc. (IT Services)	146,011
1,165	McCormick & Co., Inc. (Food Products)	111,025
993	McDonald’s Corp. (Hotels, Restaurants & Leisure)	154,054
17,902	McKesson Corp. (Health Care Providers & Services)	2,897,797
5,255	Medidata Solutions, Inc.* (Health Care Technology)	403,637
367	MercadoLibre, Inc. (Internet Software & Services)	105,850
1,679	Merck & Co., Inc. (Pharmaceuticals)	107,255
2,338	MetLife, Inc. (Insurance)	128,590
242	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	138,685
21,314	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	180,956
3,293	MGM Resorts International (Hotels, Restaurants & Leisure)	108,438
690	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	55,228
5,176	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	145,549
31,302	Microsoft Corp. (Software)	2,275,655

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,572	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 162,749
1,855	Minerals Technologies, Inc. (Chemicals)	131,334
5,440	Mobile Mini, Inc. (Commercial Services & Supplies)	167,552
768	Mohawk Industries, Inc.* (Household Durables)	191,224
1,875	Molson Coors Brewing Co. Class B (Beverages)	166,837
2,238	Mondelez International, Inc. Class A (Food Products)	98,517
857	Monsanto Co. (Chemicals)	100,115
7,079	Moody’s Corp. (Capital Markets)	931,809
2,045	Morgan Stanley (Capital Markets)	95,911
11,839	Motorola Solutions, Inc. (Communications Equipment)	1,073,561
2,181	MTGE Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	40,567
2,796	Nasdaq, Inc. (Capital Markets)	207,939
3,297	National General Holdings Corp. (Insurance)	69,929
3,605	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	278,486
82,958	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,713,556
8,816	Navient Corp. (Consumer Finance)	130,036
5,744	Navigant Consulting, Inc.* (Professional Services)	97,246
4,829	Nelnet, Inc. Class A (Consumer Finance)	237,056
4,590	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	199,298
192	Netflix, Inc.* (Internet & Direct Marketing Retail)	34,879
2,265	NETGEAR, Inc.* (Communications Equipment)	108,494
1,231	Newell Brands, Inc. (Household Durables)	64,898
8,315	Newmont Mining Corp. (Metals & Mining)	309,069
2,278	NextEra Energy, Inc. (Electric Utilities)	332,793
767	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	45,291
5,540	NiSource, Inc. (Multi-Utilities)	144,372
3,183	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	92,021
1,132	Norfolk Southern Corp. (Road & Rail)	127,441

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
11,835	Northern Trust Corp. (Capital Markets)	$ 1,035,681
339	Northrop Grumman Corp. (Aerospace & Defense)	89,201
6,118	NorthWestern Corp. (Multi-Utilities)	353,559
1,382	Nu Skin Enterprises, Inc. Class A (Personal Products)	87,564
1,424	Nucor Corp. (Metals & Mining)	82,122
220	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	35,752
3,410	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	211,181
15,840	Office Depot, Inc. (Specialty Retail)	92,981
2,420	Olin Corp. (Chemicals)	71,342
268	Omnicom Group, Inc. (Media)	21,102
2,088	On Assignment, Inc.* (Professional Services)	102,834
1,311	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	74,163
118,384	Oracle Corp. (Software)	5,910,913
3,726	Owens & Minor, Inc. (Health Care Providers & Services)	120,089
3,237	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	204,352
459	PACCAR, Inc. (Machinery)	31,419
563	Palo Alto Networks, Inc.* (Communications Equipment)	74,192
2,677	PAREXEL International Corp.* (Life Sciences Tools & Services)	234,291
4,117	Parker-Hannifin Corp. (Machinery)	683,340
2,980	Patrick Industries, Inc.* (Building Products)	226,778
945	Paychex, Inc. (IT Services)	54,668
8,332	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	280,538
835	PepsiCo, Inc. (Beverages)	97,369
6,499	Pfizer, Inc. (Pharmaceuticals)	215,507
3,723	PG&E Corp. (Electric Utilities)	252,010
5,501	PharMerica Corp.* (Health Care Providers & Services)	138,350
702	Philip Morris International, Inc. (Tobacco)	81,930
735	Phillips 66 (Oil, Gas & Consumable Fuels)	61,556
2,661	Pinnacle West Capital Corp. (Electric Utilities)	230,789
767	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	125,098
8,756	PolyOne Corp. (Chemicals)	320,294
1,060	Portland General Electric Co. (Electric Utilities)	47,371

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,227	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	$ 298,638
2,606	PPL Corp. (Electric Utilities)	99,888
6,606	PRA Group, Inc.* (Consumer Finance)	258,955
381	Praxair, Inc. (Chemicals)	49,591
10,136	Primoris Services Corp. (Construction & Engineering)	252,589
2,033	Principal Financial Group, Inc. (Insurance)	135,703
4,864	ProAssurance Corp. (Insurance)	300,595
2,169	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	131,897
2,778	Proofpoint, Inc.* (Software)	236,797
781	Prudential Financial, Inc. (Insurance)	88,433
2,291	Public Service Enterprise Group, Inc. (Multi-Utilities)	103,026
170	Public Storage (Equity Real Estate Investment Trusts (REITs))	34,947
1,888	PVH Corp. (Textiles, Apparel & Luxury Goods)	225,220
27,302	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,871,825
1,024	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	54,467
2,180	Quest Diagnostics, Inc. (Health Care Providers & Services)	236,116
2,120	Quintiles IMS Holdings, Inc.* (Life Sciences Tools & Services)	191,966
15,775	Radian Group, Inc. (Thrifts & Mortgage Finance)	274,800
2,307	Raymond James Financial, Inc. (Capital Markets)	191,919
673	Raytheon Co. (Aerospace & Defense)	115,601
2,801	RBC Bearings, Inc.* (Machinery)	289,455
5,215	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	297,568
283	Red Hat, Inc.* (Software)	27,980
1,194	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	79,067
25,112	Regions Financial Corp. (Banks)	366,635
4,624	Republic Services, Inc. (Commercial Services & Supplies)	296,953
2,165	ResMed, Inc. (Health Care Equipment & Supplies)	166,965
337	Rockwell Automation, Inc. (Electrical Equipment)	55,615

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
686	Rockwell Collins, Inc. (Aerospace & Defense)	$ 73,080
1,500	Rogers Corp.* (Electronic Equipment, Instruments & Components)	176,955
770	Roper Technologies, Inc. (Industrial Conglomerates)	178,994
780	Ross Stores, Inc. (Specialty Retail)	43,150
7,758	RPX Corp.* (Professional Services)	106,052
5,076	RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	174,411
5,018	S&P Global, Inc. (Capital Markets)	770,715
27,984	Sabre Corp. (IT Services)	619,286
730	Safety Insurance Group, Inc. (Insurance)	51,794
1,038	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	142,777
3,474	SCANA Corp. (Multi-Utilities)	223,621
1,897	Scholastic Corp. (Media)	78,593
2,628	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100,968
1,352	Sealed Air Corp. (Containers & Packaging)	58,826
6,833	Select Medical Holdings Corp.* (Health Care Providers & Services)	110,695
796	Sempra Energy (Multi-Utilities)	89,956
1,363	ServiceNow, Inc.* (Software)	150,543
7,220	Silgan Holdings, Inc. (Containers & Packaging)	218,766
4,138	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	310,764
22,715	Sirius XM Holdings, Inc. (Media)	133,110
5,937	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	166,770
13,018	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,365,198
906	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	93,563
40,382	SLM Corp.* (Consumer Finance)	447,433
391	Snap-on, Inc. (Machinery)	60,292
2,670	Southern Copper Corp. (Metals & Mining)	105,038
776	Southwest Airlines Co. (Airlines)	43,076
10,925	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	298,143

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,458	Stanley Black & Decker, Inc. (Machinery)	$ 205,126
732	Starbucks Corp. (Hotels, Restaurants & Leisure)	39,513
4,395	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	96,866
16,970	State Street Corp. (Capital Markets)	1,582,113
2,532	Steel Dynamics, Inc. (Metals & Mining)	89,658
4,195	Steven Madden Ltd.* (Textiles, Apparel & Luxury Goods)	171,995
10,887	Stifel Financial Corp.* (Capital Markets)	553,604
741	Stryker Corp. (Health Care Equipment & Supplies)	109,001
3,627	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	322,839
4,306	Sun Hydraulics Corp. (Machinery)	178,096
8,397	SunCoke Energy, Inc.* (Metals & Mining)	75,153
2,748	SunTrust Banks, Inc. (Banks)	157,433
468	SVB Financial Group* (Banks)	83,510
6,368	Sykes Enterprises, Inc.* (IT Services)	216,512
3,899	Symantec Corp. (Software)	120,830
2,941	Synchrony Financial (Consumer Finance)	89,171
959	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	114,044
2,449	Synopsys, Inc.* (Software)	187,520
2,303	Sysco Corp. (Food & Staples Retailing)	121,184
4,761	T-Mobile US, Inc.* (Wireless Telecommunication Services)	293,563
7,588	Tailored Brands, Inc. (Specialty Retail)	95,154
1,458	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	67,666
3,476	Target Corp. (Multiline Retail)	196,985
2,818	TD Ameritrade Holding Corp. (Capital Markets)	128,867
4,810	TeleTech Holdings, Inc. (IT Services)	201,058
814	Tempur Sealy International, Inc.* (Household Durables)	46,943
1,324	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	45,797
160	Tesla, Inc.* (Automobiles)	51,755
3,848	Tetra Tech, Inc. (Commercial Services & Supplies)	182,588
4,861	Texas Capital Bancshares, Inc.* (Banks)	380,859

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
520	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	$ 42,318
9,202	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	435,255
1,879	Textron, Inc. (Aerospace & Defense)	92,315
2,411	The Allstate Corp. (Insurance)	219,401
25,816	The Bank of New York Mellon Corp. (Capital Markets)	1,369,022
4,839	The Boeing Co. (Aerospace & Defense)	1,173,264
5,491	The Charles Schwab Corp. (Capital Markets)	235,564
1,306	The Clorox Co. (Household Products)	174,338
1,383	The Coca-Cola Co. (Beverages)	63,397
1,304	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	318,006
3,375	The Dow Chemical Co. (Chemicals)	216,810
1,294	The Estee Lauder Cos., Inc. Class A (Personal Products)	128,093
7,942	The Finish Line, Inc. Class A (Specialty Retail)	109,282
3,640	The Goodyear Tire & Rubber Co. (Auto Components)	114,696
2,918	The Hanover Insurance Group, Inc. (Insurance)	276,801
3,208	The Hartford Financial Services Group, Inc. (Insurance)	176,440
1,946	The Hershey Co. (Food Products)	204,933
1,756	The Interpublic Group of Cos., Inc. (Media)	37,947
1,783	The J.M. Smucker Co. (Food Products)	217,348
647	The Kraft Heinz Co. (Food Products)	56,587
1,745	The Kroger Co. (Food & Staples Retailing)	42,787
3,338	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	191,568
5,922	The Mosaic Co. (Chemicals)	142,957
1,260	The Navigators Group, Inc. (Insurance)	71,820
2,370	The PNC Financial Services Group, Inc. (Banks)	305,256
875	The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,774,937
504	The Procter & Gamble Co. (Household Products)	45,773
4,443	The Progressive Corp. (Insurance)	209,399
4,698	The Sherwin-Williams Co. (Chemicals)	1,584,494

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
6,168	The Southern Co. (Electric Utilities)	$ 295,632
717	The TJX Cos., Inc. (Specialty Retail)	50,412
976	The Travelers Cos., Inc. (Insurance)	125,016
1,430	The Walt Disney Co. (Media)	157,200
1,541	The Western Union Co. (IT Services)	30,435
672	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	117,956
2,784	Tiffany & Co. (Specialty Retail)	265,900
6,302	Time Warner, Inc. (Media)	645,451
1,637	Torchmark Corp. (Insurance)	129,274
2,058	Total System Services, Inc. (IT Services)	130,601
213	TransDigm Group, Inc. (Aerospace & Defense)	60,096
3,349	Tupperware Brands Corp. (Household Durables)	203,318
1,522	Tutor Perini Corp.* (Construction & Engineering)	40,485
9,711	Twitter, Inc.* (Internet Software & Services)	156,250
25,605	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	253,233
2,643	Tyler Technologies, Inc.* (Software)	454,094
4,215	Tyson Foods, Inc. Class A (Food Products)	267,062
3,244	U.S. Bancorp (Banks)	171,218
4,705	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	183,918
465	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	116,813
637	Union Pacific Corp. (Road & Rail)	65,586
7,250	United Bankshares, Inc. (Banks)	250,125
2,201	United Continental Holdings, Inc.* (Airlines)	148,964
314	United Parcel Service, Inc. Class B (Air Freight & Logistics)	34,631
580	United Rentals, Inc.* (Trading Companies & Distributors)	68,997
4,027	United Technologies Corp. (Aerospace & Defense)	477,481
980	UnitedHealth Group, Inc. (Health Care Providers & Services)	187,974
1,821	Universal Corp. (Tobacco)	116,453
3,400	Universal Forest Products, Inc. (Building Products)	285,090
1,760	Universal Health Services, Inc. Class B (Health Care Providers & Services)	195,061

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,411	Unum Group (Insurance)	$ 170,993
4,889	US Ecology, Inc. (Commercial Services & Supplies)	253,739
3,070	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	211,738
4,914	Valvoline, Inc. (Chemicals)	111,400
2,641	Vantiv, Inc. Class A* (IT Services)	167,836
1,579	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	153,352
1,520	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	102,372
21,474	VEREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	178,449
374	VeriSign, Inc.* (Internet Software & Services)	37,838
1,576	Verisk Analytics, Inc.* (Professional Services)	137,522
818	Verizon Communications, Inc. (Diversified Telecommunication Services)	39,591
282	Vertex Pharmaceuticals, Inc.* (Biotechnology)	42,813
23,672	Visa, Inc. Class A (IT Services)	2,356,784
850	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	67,448
1,688	Vulcan Materials Co. (Construction Materials)	207,827
658	W.W. Grainger, Inc. (Trading Companies & Distributors)	109,715
3,667	Wal-Mart Stores, Inc. (Food & Staples Retailing)	293,323
19,421	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,566,692
4,833	Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	242,858
5,698	Washington Federal, Inc. (Thrifts & Mortgage Finance)	190,598
1,475	Waste Management, Inc. (Commercial Services & Supplies)	110,846
952	Waters Corp.* (Life Sciences Tools & Services)	165,115
1,376	WD-40 Co. (Household Products)	146,750
6,424	Webster Financial Corp. (Banks)	333,598
6,045	WEC Energy Group, Inc. (Multi-Utilities)	380,654
2,267	Wells Fargo & Co. (Banks)	122,282
1,943	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	142,597

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,453	WESCO International, Inc.* (Trading Companies & Distributors)	$ 228,216
5,623	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	498,760
3,380	Westar Energy, Inc. (Electric Utilities)	171,535
1,840	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	156,621
2,174	WestRock Co. (Containers & Packaging)	124,831
1,680	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	55,474
479	Whirlpool Corp. (Household Durables)	85,205
3,034	Whole Foods Market, Inc. (Food & Staples Retailing)	126,700
5,689	WildHorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	75,209
1,193	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	37,914
7,954	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	224,303
362	Workday, Inc. Class A* (Software)	36,964
9,514	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	307,683
693	Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	72,328
504	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	65,187
9,190	Xcel Energy, Inc. (Electric Utilities)	434,779
1,079	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	68,258
5,999	XL Group Ltd. (Insurance)	266,356
1,978	Xylem, Inc. (Machinery)	112,212
900	Yum China Holdings, Inc.* (Hotels, Restaurants & Leisure)	32,211
1,601	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	120,843
2,000	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	242,640
2,000	Zions Bancorporation (Banks)	90,640
2,513	Zoetis, Inc. (Pharmaceuticals)	157,113

		163,774,400

TOTAL COMMON STOCKS (Cost $311,620,208)		$371,722,805

Shares	Description	Value
Preferred Stocks – 0.8%
Brazil – 0.2%
660	Banco Bradesco SA (Banks)	$ 6,390
1,100	Bradespar SA (Metals & Mining)	8,141
900	Braskem SA Class A (Chemicals)	10,768
7,300	Centrais Eletricas Brasileiras SA Class B (Electric Utilities)	39,024
300	Cia Brasileira de Distribuicao* (Food & Staples Retailing)	6,975
18,300	Cia Energetica de Minas Gerais (Electric Utilities)	49,999
2,000	Cia Energetica de Sao Paulo (Independent Power and Renewable Electricity Producers)	10,005
900	Cia Paranaense de Energia (Electric Utilities)	7,478
6,600	Gerdau SA (Metals & Mining)	22,562
4,920	Itau Unibanco Holding SA (Banks)	58,882
14,082	Itausa - Investimentos Itau SA (Banks)	41,772
5,900	Klabin SA (Containers & Packaging)	5,335
10,600	Lojas Americanas SA (Multiline Retail)	53,266
3,600	Metalurgica Gerdau SA* (Metals & Mining)	6,072
35,700	Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	152,149
7,800	Suzano Papel e Celulose SA Class A (Paper & Forest Products)	35,069
500	Telefonica Brasil SA (Diversified Telecommunication Services)	7,490
14,900	Vale SA (Metals & Mining)	139,379

		660,756

Chile – 0.0%
11,289	Embotelladora Andina SA (Beverages)	51,470
174	Sociedad Quimica y Minera de Chile SA (Chemicals)	7,150

		58,620

Colombia – 0.0%
2,297	Banco Davivienda SA (Banks)	26,077
2,018	Bancolombia SA (Banks)	22,098
2,928	Grupo Argos SA (Construction Materials)	19,140
74,499	Grupo Aval Acciones y Valores SA (Banks)	32,932

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
Colombia – (continued)
37	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	$ 511

		100,758

Croatia – 0.0%
956	Adris Grupa DD (Industrial Conglomerates)	69,481

Germany – 0.6%
889	Fuchs Petrolub SE (Chemicals)	52,776
953	Porsche Automobil Holding SE (Automobiles)	54,543
2,457	Sartorius AG (Health Care Equipment & Supplies)	232,223
11,387	Volkswagen AG (Automobiles)	1,751,195

		2,090,737

Panama – 0.0%
23,352	Avianca Holdings SA (Airlines)	20,645

Russia – 0.0%
9	AK Transneft OAO* (Oil, Gas & Consumable Fuels)	27,186
67,200	Surgutneftegas OJSC (Oil, Gas & Consumable Fuels)	32,369
13	Transneft PJSC (Oil, Gas & Consumable Fuels)	39,268

		98,823

TOTAL PREFERRED STOCKS – 0.8% (Cost $2,283,360)		$ 3,099,820

Units	Expiration Date	Value
Rights* – 0.0%
France – 0.0%
Gecina SA
746	08/02/17	$ 2,215

Morocco – 0.0%
Cosumar
942	08/04/17	14,161

TOTAL RIGHTS (Cost $9,487)		$ 16,376

Shares	Description	Value
Exchange Traded Funds – 0.5%
14,300	iShares MSCI Frontier 100 ETF	$ 418,704
43,662	iShares MSCI Taiwan Capped ETF	1,598,029

TOTAL EXCHANGE TRADED FUNDS (Cost $1,672,826)		$ 2,016,733

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 5.4%
Repurchase Agreements – 5.4%
Joint Repurchase Agreement Account II
$21,100,000	1.052%	08/01/17	$ 21,100,000
(Cost $21,100,000)

TOTAL INVESTMENTS – 101.8% (Cost $336,685,881)			$397,955,734

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%			(7,048,478)

NET ASSETS – 100.0%			$390,907,256

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by an Underlying Manager and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,983,614, which represents approximately 0.5% of net assets as of July 31, 2017.

(b)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CP	— Commercial Paper
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	699,980	USD	530,185	$559,622	09/20/17	$29,437
	CHF	620,180	USD	640,084	643,500	09/20/17	3,416
	DKK	916,110	USD	138,112	146,250	09/20/17	8,139
	EUR	969,180	USD	1,090,751	1,150,507	09/20/17	59,756
	JPY	300,124,220	USD	2,724,776	2,728,732	09/20/17	3,956
	NOK	509,120	USD	60,013	64,822	09/20/17	4,809
	NZD	31,770	USD	22,852	23,837	09/20/17	985
	SEK	2,219,040	USD	254,953	275,647	09/20/17	20,694
	SGD	142,500	USD	103,209	105,231	09/20/17	2,022
	USD	2,434,479	CHF	2,338,565	2,426,501	09/20/17	7,977
	USD	2,780,463	HKD	21,633,005	2,773,587	09/20/17	6,877
	USD	103,587	ILS	362,855	102,106	09/20/17	1,481
	USD	11,990,484	JPY	1,303,137,785	11,848,140	09/20/17	142,344
Commonwealth Bank of Australia	AUD	409,520	USD	315,595	327,404	09/20/17	11,809
	CHF	271,740	USD	280,964	281,958	09/20/17	994
	DKK	415,550	USD	62,949	66,340	09/20/17	3,391
	EUR	2,556,240	USD	2,873,163	3,034,495	09/20/17	161,332
	GBP	1,805,660	USD	2,317,452	2,386,559	09/20/17	69,107
	JPY	1,848,300	USD	16,763	16,805	09/20/17	42
	NOK	356,620	USD	42,374	45,405	09/20/17	3,032
	NZD	17,850	USD	13,028	13,393	09/20/17	365
	SEK	1,758,240	USD	208,505	218,407	09/20/17	9,901
	SGD	62,420	USD	45,211	46,095	09/20/17	884
	USD	4,290,014	CHF	4,119,785	4,274,700	09/20/17	15,314
	USD	5,372,150	HKD	41,802,435	5,359,527	09/20/17	12,625
	USD	210,924	ILS	738,535	207,821	09/20/17	3,104
	USD	6,804,967	JPY	739,343,325	6,722,116	09/20/17	82,851
JPMorgan Securities, Inc.	EUR	20,000	USD	23,459	23,678	08/02/17	220
State Street Bank and Trust	CAD	4,080	USD	3,271	3,272	08/03/17	1
	JPY	3,427,895	USD	30,748	31,095	08/01/17	347

TOTAL							$667,212

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	HKD	6,149,270	USD	790,098	$788,403	09/20/17	$(1,695)
	ILS	106,660	USD	30,324	30,014	09/20/17	(311)
	USD	2,077,428	AUD	2,730,565	2,183,041	09/20/17	(105,614)
	USD	515,333	DKK	3,381,760	539,873	09/20/17	(24,540)
	USD	16,471,772	EUR	14,522,515	17,239,578	09/20/17	(767,804)
	USD	4,758,344	GBP	3,705,500	4,897,597	09/20/17	(139,253)
	USD	1,185,941	JPY	133,706,230	1,215,658	09/20/17	(29,717)
	USD	204,145	NOK	1,706,275	217,245	09/20/17	(13,100)
	USD	85,194	NZD	116,855	87,676	09/20/17	(2,483)
	USD	946,292	SEK	8,135,730	1,010,611	09/20/17	(64,318)
	USD	366,438	SGD	502,180	370,841	09/20/17	(4,403)
Commonwealth Bank of Australia	CHF	137,340	USD	144,121	142,504	09/20/17	(1,617)
	HKD	2,672,360	USD	343,380	342,626	09/20/17	(754)
	ILS	52,170	USD	14,870	14,681	09/20/17	(190)
	USD	3,587,351	AUD	4,712,445	3,767,521	09/20/17	(180,171)
	USD	946,973	DKK	6,200,550	989,872	09/20/17	(42,899)
	USD	9,407,764	EUR	8,299,185	9,851,905	09/20/17	(444,141)
	USD	10,153,040	GBP	7,899,260	10,440,533	09/20/17	(287,493)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Commonwealth Bank of Australia (continued)	USD	271,346	HKD	2,116,610	$271,372	09/20/17	$(27)
	USD	4,617	ILS	16,410	4,618	09/20/17	(1)
	USD	513,266	JPY	57,489,370	522,694	09/20/17	(9,428)
	USD	458,051	NOK	3,807,445	484,768	09/20/17	(26,718)
	USD	167,261	NZD	229,635	172,295	09/20/17	(5,034)
	USD	1,721,793	SEK	14,760,880	1,833,579	09/20/17	(111,786)
	USD	749,273	SGD	1,026,850	758,289	09/20/17	(9,016)
State Street Bank and Trust	CAD	25,438	USD	20,475	20,404	08/02/17	(72)

TOTAL							$(2,272,585)

FUTURES CONTRACTS — At July 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	5	September 2017	$617,000	$9,025
Mini MSCI Emerging Market	3	September 2017	159,675	9,050
Mini Msci EAFE Index	4	September 2017	387,780	9,055

TOTAL				$27,130

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$338,520,550

Gross unrealized gain	65,940,204
Gross unrealized loss	(6,505,020)

Net unrealized security gain	$59,435,184

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 24.8%
Sovereign – 24.8%
Banque Centrale de Tunisie International Bond
	$370,000	5.750%		01/30/25	$ 355,662
Bonos de la Tesoreria de la Republica en Pesos
CLP	340,000,000	4.500		03/01/26	531,536
	70,000,000	5.000		03/01/35	110,822
Brazil Notas do Tesouro Nacional
BRL	3,972,000	10.000		01/01/21	1,304,244
	6,800,000	10.000		01/01/23	2,210,732
Dominican Republic
	$40,000	5.500		01/27/25	42,100
	930,000	6.875		01/29/26	1,056,712
	100,000	5.950		01/25/27	106,750
	515,000	6.850		01/27/45	560,062
Ecuador Government International Bond
	200,000	10.500		03/24/20	211,750
	240,000	10.750		03/28/22	259,200
	220,000	10.750	(a)	03/28/22	237,600
	750,000	7.950		06/20/24	717,187
Egypt Government International Bond
	975,000	8.500		01/31/47	1,061,531
	430,000	8.500	(a)	01/31/47	468,162
El Salvador Government International Bond
	230,000	7.375		12/01/19	232,588
	414,000	5.875		01/30/25	371,565
	260,000	6.375		01/18/27	235,300
	220,000	8.625		02/28/29	226,050
	57,000	7.650		06/15/35	52,725
Federal Republic of Brazil
	325,000	2.625		01/05/23	306,150
	635,000	6.000		04/07/26	697,230
	59,000	10.125		05/15/27	84,665
	95,000	8.250		01/20/34	121,125
	60,000	7.125		01/20/37	69,750
	130,000	5.625		01/07/41	127,920
	80,000	5.000		01/27/45	71,680
	370,000	5.625		02/21/47	361,120
Indonesia Government Bond
IDR	9,645,000,000	8.750		05/15/31	805,318
	25,377,000,000	8.250		05/15/36	2,015,961
Islamic Republic of Pakistan
	$510,000	8.250		04/15/24	568,400
Kingdom of Jordan
	315,000	5.750		01/31/27	313,425
Malaysia Government Bond
MYR	540,000	3.882		03/10/22	126,982
	3,700,000	3.800		08/17/23	855,234
	534,000	4.181		07/15/24	125,955
	920,000	3.955		09/15/25	212,998
	194,000	4.070		09/30/26	44,718
	621,000	4.498		04/15/30	146,041
	1,300,000	3.844		04/15/33	283,578
Malaysia Sovereign Sukuk Bhk
	$170,000	4.236		04/22/45	178,713
Oman Government International Bond
	140,000	3.625	(a)	06/15/21	139,825
	925,000	4.750		06/15/26	919,219
	385,000	6.500	(a)	03/08/47	401,747
Perusahaan Penerbit SBSN Indonesia III
	300,000	3.400		03/29/22	304,500
	225,000	4.150		03/29/27	229,781

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Poland Government Bond
PLN	1,600,000	1.750%		07/25/21	$ 432,982
	6,175,000	2.500		07/25/26	1,615,400
	2,094,000	2.500		07/25/27	540,489
Republic of Angola
	$95,000	9.500	(a)	11/12/25	101,056
	410,000	9.500		11/12/25	436,137
Republic of Argentina
ARS	13,411,577	18.200		10/03/21	785,092
	$540,000	5.625		01/26/22	553,500
	315,000	7.500		04/22/26	338,310
	840,000	6.875		01/26/27	863,100
	345,000	7.125		07/06/36	340,687
	692,000	7.625		04/22/46	711,376
	690,000	7.125	(a)	06/28/17	626,520
Republic of Armenia
	200,000	7.150		03/26/25	220,250
Republic of Azerbaijan
	860,000	4.750		03/18/24	875,480
Republic of Belarus
	205,000	6.875		02/28/23	217,556
Republic of Belize(b)
	91,000	4.938		02/20/34	55,624
Republic of Chile
	240,000	3.860		06/21/47	241,800
Republic of Colombia
COP	97,500,000	10.000		07/24/24	38,943
	$705,000	4.500	(c)	01/28/26	750,120
COP	238,200,000	7.500		08/26/26	83,282
	2,294,400,000	6.000		04/28/28	715,223
	$40,000	7.375		09/18/37	51,800
	450,000	5.000	(c)	06/15/45	456,300
Republic of Costa Rica
	60,000	5.625		04/30/43	53,850
	375,000	7.158		03/12/45	396,562
Republic of Gabon
	200,000	6.375		12/12/24	195,750
Republic of Ghana
	1,350,000	8.125		01/18/26	1,392,187
Republic of Guatemala
	105,000	5.750		06/06/22	114,713
	340,000	4.875		02/13/28	350,200
Republic of Honduras
	270,000	6.250		01/19/27	283,838
	75,000	6.250	(a)	01/19/27	78,844
Republic of Hungary
	390,000	5.375		03/25/24	443,137
Republic of Indonesia
IDR	1,951,000,000	8.375		03/15/24	156,671
	$420,000	4.750		01/08/26	453,600
IDR	6,608,000,000	8.375		09/15/26	534,879
	6,601,000,000	9.000		03/15/29	559,207
	$200,000	5.250		01/17/42	219,250
	275,000	6.750		01/15/44	361,969
Republic of Iraq(c)
	380,000	5.800		01/15/28	348,650
Republic of Ivory Coast(b)(c)
	653,305	5.750		12/31/32	640,239
Republic of Kazakhstan
	750,000	5.125		07/21/25	825,000
	200,000	4.875		10/14/44	202,000
	200,000	6.500		07/21/45	240,800
Republic of Kenya
	335,000	6.875		06/24/24	342,537

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Lebanon
	$360,000	6.000%		01/27/23	$ 355,050
	1,015,000	6.650		11/03/28	997,237
Republic of Mongolia
	70,000	10.875		04/06/21	81,200
	40,000	5.125		12/05/22	38,450
	200,000	8.750		03/09/24	224,000
Republic of Morocco
	275,000	5.500		12/11/42	306,969
Republic of Namibia
	200,000	5.250		10/29/25	206,000
	55,000	5.250	(a)	10/29/25	56,650
Republic of Nigeria
	500,000	7.875		02/16/32	552,500
	250,000	7.875		02/16/32	276,250
Republic of Panama
	260,000	3.875	(c)	03/17/28	270,075
	315,000	6.700		01/26/36	411,862
	200,000	4.500		05/15/47	206,250
	230,000	4.300		04/29/53	229,713
Republic of Paraguay
	90,000	5.000	(a)	04/15/26	95,850
	630,000	4.700		03/27/27	653,625
	210,000	4.700	(a)	03/27/27	217,875
	165,000	6.100		08/11/44	185,625
Republic of Peru
PEN	1,200,000	8.200		08/12/26	444,101
	165,000	6.350		08/12/28	54,172
	1,128,000	6.950		08/12/31	387,625
	4,020,000	6.150	(a)	08/12/32	1,289,276
	$576,000	6.550		03/14/37	764,640
	255,000	5.625		11/18/50	314,288
Republic of Philippines
	905,000	3.700		03/01/41	907,262
Republic of Romania
	110,000	4.375		08/22/23	117,700
RON	900,000	4.750		02/24/25	251,408
	1,440,000	5.800		07/26/27	431,920
Republic of Senegal
	$200,000	6.250		07/30/24	212,960
Republic of South Africa
ZAR	12,808,602	6.750		03/31/21	947,745
	$755,000	5.875		09/16/25	819,175
ZAR	11,209,784	10.500		12/21/26	951,987
	$215,000	4.300		10/12/28	204,250
ZAR	4,943,538	7.000		02/28/31	310,373
	6,391,373	8.250		03/31/32	441,692
	5,499,916	6.250		03/31/36	296,956
	10,542,072	8.750		02/28/48	713,992
Republic of Sri Lanka
	$270,000	6.000		01/14/19	279,113
	100,000	5.750	(a)	01/18/22	104,375
	135,000	6.850	(a)	11/03/25	145,800
	745,000	6.850		11/03/25	804,600
	215,000	6.200		05/11/27	221,988
Republic of Suriname
	35,000	9.250		10/26/26	35,963
	30,000	9.250	(a)	10/26/26	30,825
Republic of Turkey
TRY	6,000,000	11.000		03/02/22	1,729,010
	$710,000	7.375		02/05/25	830,700
TRY	3,382,307	10.600		02/11/26	974,755

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey – (continued)
	$140,000	4.875%		10/09/26	$ 139,825
TRY	8,102,860	11.000		02/24/27	2,390,440
	$125,000	6.875		03/17/36	141,875
	200,000	4.875		04/16/43	180,252
	969,000	6.625		02/17/45	1,078,012
	580,000	5.750		05/11/47	576,375
Republic of Uruguay
UYU	7,392,000	9.875	(a)	06/20/22	277,111
	$565,000	4.375		10/27/27	603,844
	856,000	5.100		06/18/50	881,680
Republic of Venezuela
	79,000	7.000		12/01/18	40,290
	110,000	7.750		10/13/19	46,750
	100,000	6.000		12/09/20	39,000
	115,000	12.750		08/23/22	50,888
	203,000	9.000		05/07/23	78,155
	175,000	8.250		10/13/24	66,938
	259,000	7.650		04/21/25	99,068
	205,000	11.750		10/21/26	86,100
	205,000	9.250		09/15/27	86,100
	190,000	9.250		05/07/28	73,150
	235,000	11.950		08/05/31	98,113
	190,000	9.375		01/13/34	77,425
	90,000	7.000		03/31/38	34,875
Republic of Zambia
	465,000	8.500		04/14/24	494,062
	200,000	8.970		07/30/27	216,500
Russian Federation Bond
RUB	20,887,000	6.700		05/15/19	342,185
	39,550,000	7.600		07/20/22	654,225
	24,964,000	7.000		08/16/23	401,194
	$200,000	4.750	(a)	05/27/26	209,300
	2,000,000	4.750		05/27/26	2,093,000
RUB	27,694,000	7.750		09/16/26	462,989
	12,831,000	8.150		02/03/27	221,365
Thailand Government Bond
THB	15,000,000	3.650		12/17/21	486,113
	15,000,000	3.625		06/16/23	489,352
	2,905,000	4.875		06/22/29	106,667
	5,497,000	3.650		06/20/31	180,020
	12,000,000	3.400		06/17/36	377,854
Ukraine Government Bond
	$1,038,000	7.750		09/01/19	1,076,925
	455,000	7.750		09/01/20	471,835
	100,000	7.750		09/01/22	102,250
	325,000	7.750		09/01/23	328,250
United Mexican States
MXN	13,000,000	6.500		06/10/21	723,432
	$430,000	4.125		01/21/26	450,210
MXN	15,000,000	5.750		03/05/26	781,503
	43,550,000	7.500		06/03/27	2,551,294
	5,000,000	8.500		05/31/29	315,347
	19,000,000	10.000		11/20/36	1,382,276
	2,200,000	7.750		11/13/42	131,071
	$720,000	5.750		10/12/10	759,240

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $80,314,067)					$ 82,447,780

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 48.3%
Aerospace & Defense(a)(c) – 0.5%
Bombardier, Inc.
$290,000	6.000%	10/15/22	$ 294,350
DAE Funding LLC
145,000	4.000	08/01/20	146,994
128,000	4.500	08/01/22	130,240
191,000	5.000	08/01/24	194,581
StandardAero Aviation Holdings, Inc.
700,000	10.000	07/15/23	775,250

			1,541,415

Automotive(a)(c) – 0.1%
BCD Acquisition, Inc.
400,000	9.625	09/15/23	440,000

Banks – 0.7%
Caixa Economica Federal
315,000	3.500	11/07/22	305,550
Citigroup, Inc.(c)(d)
330,000	6.250	08/15/49	370,013
Corp. Financiera de Desarrollo SA
150,000	4.750	07/15/25	160,500
Export Credit Bank of Turkey
775,000	5.375	02/08/21	804,062
JPMorgan Chase & Co.(c)(d)
350,000	6.000	08/01/49	379,750
Sberbank of Russia Via SB Capital SA(c)(d)
200,000	5.500	02/26/24	203,250
Turkiye Is Bankasi AS
200,000	5.000	04/30/20	202,750

			2,425,875

Beverages(a)(c) – 0.0%
Central American Bottling Corp.
80,000	5.750	01/31/27	84,850

Building Materials(c) – 1.1%
American Builders & Contractors Supply Co., Inc.(a)
457,000	5.750	12/15/23	484,991
Builders FirstSource, Inc.(a)
669,000	5.625	09/01/24	702,450
Cemex SAB de CV
170,000	7.750	04/16/26	195,500
Gibraltar Industries, Inc.
500,000	6.250	02/01/21	516,875
Standard Industries, Inc.(a)
85,000	6.000	10/15/25	90,844
Summit Materials LLC/Summit Materials Finance Corp.
730,000	6.125	07/15/23	764,675
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)
375,000	5.625	03/01/24	397,500
USG Corp.(a)
400,000	4.875	06/01/27	412,000

			3,564,835

Chemicals – 1.5%
Alpha 3 BV/Alpha US Bidco, Inc.(a)(c)
415,000	6.250	02/01/25	427,450

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
Blue Cube Spinco, Inc.(c)
$300,000	9.750%		10/15/23	$ 366,000
400,000	10.000		10/15/25	493,000
CF Industries, Inc.
100,000	5.150		03/15/34	91,902
Hexion, Inc.(c)
380,000	6.625		04/15/20	357,200
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(c)
129,000	7.000		04/15/25	138,675
NOVA Chemicals Corp.(a)(c)
300,000	5.250		06/01/27	301,500
Rain CII Carbon LLC/CII Carbon Corp.(a)(c)
870,000	7.250		04/01/25	904,800
TPC Group, Inc.(a)(c)
625,000	8.750		12/15/20	587,500
Tronox Finance LLC(c)
380,000	6.375		08/15/20	383,800
541,000	7.500	(a)	03/15/22	566,697
Venator Finance S.a.r.l./Venator Materials Corp.(a)(c)
350,000	5.750		07/15/25	359,625

				4,978,149

Commercial Services(c) – 0.8%
AMN Healthcare, Inc.(a)
415,000	5.125		10/01/24	426,413
Cardtronics, Inc.
400,000	5.125		08/01/22	408,000
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
1,185,000	9.250		05/15/23	1,322,756
Syniverse Foreign Holdings Corp.(a)
355,450	9.125		01/15/22	357,227

				2,514,396

Consumer Cyclical Services – 1.2%
Cenveo Corp.(a)(c)
840,000	6.000		08/01/19	720,300
Ceridian HCM Holding, Inc.(a)(c)
24,000	11.000		03/15/21	25,410
First Data Corp.(a)(c)
1,000,000	5.000		01/15/24	1,041,250
Monitronics International, Inc.(c)
775,000	9.125		04/01/20	723,656
RR Donnelley & Sons Co.
745,000	6.000		04/01/24	722,650
United Rentals North America, Inc.(c)
750,000	5.875		09/15/26	807,188

				4,040,454

Consumer Noncyclical(c) – 0.3%
First Quality Finance Co., Inc.(a)
275,000	5.000		07/01/25	282,219
NeuStar, Inc.
775,000	4.500		01/15/23	794,375

				1,076,594

Consumer Products – Household & Leisure(c) – 0.3%
Spectrum Brands, Inc.
1,015,000	5.750		07/15/25	1,084,781

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – 0.8%
ASP AMC Merger Sub, Inc.(a)(c)
	$89,000	8.000%		05/15/25	$ 88,110
Bankrate, Inc.(a)(c)
	700,000	6.125		08/15/18	703,500
CNG Holdings, Inc.(a)(c)
	455,000	9.375		05/15/20	407,225
Comcel Trust via Comunicaciones Celulares SA(c)
	130,000	6.875		02/06/24	136,305
Springleaf Finance Corp.
	373,000	7.750		10/01/21	417,294
Ukreximbank Via Biz Finance PLC
	720,000	9.625		04/27/22	750,960
	200,000	9.750		01/22/25	209,000

					2,712,394

Energy – 2.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(c)
	1,470,000	6.125		11/15/22	1,503,075
California Resources Corp.(a)(c)
	750,000	8.000		12/15/22	478,125
CITGO Petroleum Corp.(a)(c)
	500,000	6.250		08/15/22	508,750
Jupiter Resources, Inc.(a)(c)
	675,000	8.500		10/01/22	482,625
Pertamina Persero PT
	235,000	4.300		05/20/23	244,522
	265,000	6.450		05/30/44	308,293
Petrobras Global Finance BV
	1,075,000	8.375		05/23/21	1,209,375
Petroleos de Venezuela SA
	700,000	6.000		11/15/26	225,190
Petroleos Mexicanos
	560,000	4.878	(d)	03/11/22	610,190
	415,000	6.875		08/04/26	469,323
	285,000	5.625		01/23/46	261,670
	370,000	6.750		09/21/47	389,240
Petroleum Co. of Trinidad & Tobago Ltd.
	110,000	9.750		08/14/19	117,975
Precision Drilling Corp.(c)
	82,000	7.750		12/15/23	82,410
State Oil Co. of the Azerbaijan Republic
	200,000	4.750		03/13/23	197,200
Transportadora de Gas Internacional SA ESP(c)
	65,000	5.700		03/20/22	66,779
Whiting Petroleum Corp.(c)
	150,000	5.750		03/15/21	142,500
	902,000	6.250		04/01/23	850,135
YPF SA
ARS	5,000,000	16.500		05/09/22	263,591

					8,410,968

Energy - Coal(a)(c) – 0.1%
Murray Energy Corp.
	$370,000	11.250		04/15/21	282,588

Energy - Exploration & Production – 1.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(a)(c)
	395,000	7.875		12/15/24	414,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Carrizo Oil & Gas, Inc.(c)
$182,000	8.250%		07/15/25	$ 191,100
Continental Resources, Inc.(c)
507,000	4.500		04/15/23	491,790
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.(a)(c)
760,000	7.875		07/15/21	796,100
Gulfport Energy Corp.(a)(c)
200,000	6.000		10/15/24	197,500
KazMunayGas National Co. JSC
200,000	6.375		04/09/21	218,500
200,000	5.750		04/19/47	192,000
MEG Energy Corp.(a)(c)
580,000	6.375		01/30/23	485,750
400,000	7.000		03/31/24	332,000
810,000	6.500		01/15/25	779,625
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)(e)
700,000	10.000		06/01/20	—
72,000	10.750		10/01/20	—
300,000	9.250		06/01/21	—
Newfield Exploration Co.(c)
380,000	5.375		01/01/26	395,200
Parsley Energy LLC/Parsley Finance Corp.(a)(c)
175,000	5.250		08/15/25	177,625
PDC Energy, Inc.(c)
500,000	7.750		10/15/22	521,875
63,000	6.125	(a)	09/15/24	65,205
Peabody Energy Corp.(a)(e)
40,000	6.250		11/15/21	—
Southwestern Energy Co.(c)
415,000	6.700		01/23/25	409,812
Ultra Resources, Inc.(a)(c)
355,000	6.875		04/15/22	364,763
WildHorse Resource Development Corp.(a)(c)
376,000	6.875		02/01/25	368,480

				6,402,075

Energy - Services(c) – 1.5%
Calfrac Holdings LP(a)
460,000	7.500		12/01/20	422,050
Ensco PLC
350,000	5.750		10/01/44	232,750
FTS International, Inc.
1,215,000	6.250		05/01/22	1,057,050
KCA Deutag UK Finance PLC(a)
360,000	9.875		04/01/22	361,800
Noble Holding International Ltd.
765,000	7.750		01/15/24	605,306
Parker Drilling Co.
670,000	6.750		07/15/22	517,575
Rowan Cos., Inc.
405,000	7.375		06/15/25	382,725
85,000	5.400		12/01/42	62,050
105,000	5.850		01/15/44	80,325
Transocean, Inc.
785,000	5.800		10/15/22	741,825
Weatherford International Ltd.
450,000	5.950		04/15/42	378,000

				4,841,456

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy-Alternate Sources(c) – 0.1%
Genneia SA(a)
$70,000	8.750%		01/20/22	$ 73,836
Greenko Dutch BV
125,000	8.000		08/01/19	130,000

				203,836

Entertainment(c) – 0.5%
Eldorado Resorts, Inc.
315,000	6.000		04/01/25	337,050
Six Flags Entertainment Corp.(a)
900,000	4.875		07/31/24	913,500
500,000	5.500		04/15/27	516,875

				1,767,425

Entertainment & Leisure(c) – 1.1%
AMC Entertainment Holdings, Inc.
294,000	5.750		06/15/25	300,615
Cinemark USA, Inc.
756,000	4.875		06/01/23	768,285
ClubCorp Club Operations, Inc.(a)
700,000	8.250		12/15/23	784,000
Sabre GLBL, Inc.(a)
1,198,000	5.250		11/15/23	1,248,915
Viking Cruises Ltd.(a)
300,000	8.500		10/15/22	314,250
250,000	6.250		05/15/25	255,000

				3,671,065

Finance – 0.6%
Ally Financial, Inc.
470,000	5.125		09/30/24	500,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
200,000	6.250		02/01/22	208,000
200,000	6.750		02/01/24	210,500
Navient Corp.
730,000	6.625		07/26/21	785,417
170,000	6.750		06/25/25	178,592

				1,883,059

Finance Insurance – 0.5%
HUB International Ltd.(a)(c)
800,000	7.875		10/01/21	834,000
MGIC Investment Corp.
300,000	5.750		08/15/23	326,250
350,000	9.000	(a)	04/01/63	469,437

				1,629,687

Food & Beverage(c) – 0.3%
B&G Foods, Inc.
415,000	5.250		04/01/25	431,600
Clearwater Seafoods, Inc.(a)
255,000	6.875		05/01/25	270,938
Post Holdings, Inc.(a)
215,000	5.000		08/15/26	220,375

				922,913

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 1.9%
GLP Capital LP/GLP Financing II, Inc.
$714,000	5.375%	04/15/26	$ 777,367
Inn of the Mountain Gods Resort & Casino(a)(b)(c)
450,000	9.250	11/30/20	411,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)(c)
700,000	6.750	11/15/21	735,000
Jacobs Entertainment, Inc.(a)(c)
125,000	7.875	02/01/24	135,938
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(c)
400,000	5.625	05/01/24	436,000
650,000	4.500	09/01/26	656,500
Mohegan Gaming & Entertainment(a)(c)
600,000	7.875	10/15/24	634,500
Pinnacle Entertainment, Inc.(a)(c)
1,000,000	5.625	05/01/24	1,037,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)(c)
1,000,000	5.875	05/15/21	1,017,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)(c)
600,000	5.875	05/15/25	597,000

			6,439,055

Health Care - Medical Products(a)(c) – 0.5%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
899,000	8.125	06/15/21	847,307
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
780,000	6.625	05/15/22	762,450

			1,609,757

Health Care - Pharmaceuticals(a)(c) – 1.1%
Quintiles IMS, Inc.
415,000	5.000	10/15/26	434,712
Valeant Pharmaceuticals International, Inc.
980,000	5.375	03/15/20	948,150
675,000	7.500	07/15/21	656,437
35,000	6.750	08/15/21	33,163
105,000	5.625	12/01/21	95,288
500,000	5.500	03/01/23	427,500
120,000	5.875	05/15/23	103,500
215,000	7.000	03/15/24	228,975
812,000	6.125	04/15/25	691,215

			3,618,940

Health Care - Services – 3.2%
BioScrip, Inc.(c)
1,058,000	8.875	02/15/21	944,265
Centene Corp.(c)
235,000	6.125	02/15/24	255,562
1,155,000	4.750	01/15/25	1,201,200
CHS/Community Health Systems, Inc.(c)
270,000	6.875	02/01/22	231,525
DaVita, Inc.(c)
1,000,000	5.125	07/15/24	1,026,250
328,000	5.000	05/01/25	332,920
Envision Healthcare Corp.(c)
1,000,000	5.625	07/15/22	1,040,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – (continued)
HCA, Inc.
$700,000	5.875%		05/01/23	$ 763,000
900,000	5.250		04/15/25	976,500
133,000	7.690		06/15/25	154,613
850,000	5.875	(c)	02/15/26	926,500
Kindred Healthcare, Inc.
500,000	8.000		01/15/20	507,500
525,000	6.375	(c)	04/15/22	488,250
Select Medical Corp.(c)
750,000	6.375		06/01/21	772,500
Tenet Healthcare Corp.
550,000	6.750		06/15/23	544,500
WellCare Health Plans, Inc.(c)
575,000	5.250		04/01/25	606,625

				10,771,710

Home Construction(c) – 0.2%
Century Communities, Inc.
710,000	6.875		05/15/22	745,500

Internet(c) – 0.3%
Zayo Group LLC/Zayo Capital, Inc.
1,000,000	6.375		05/15/25	1,082,500

Leisure Time(a)(c) – 0.2%
Carlson Travel, Inc.
330,000	6.750		12/15/23	334,125
Silversea Cruise Finance Ltd.
425,000	7.250		02/01/25	457,406

				791,531

Lodging(a)(c) – 0.2%
Diamond Resorts International, Inc.
100,000	10.750		09/01/24	108,500
Hilton Domestic Operating Co., Inc.
415,000	4.250		09/01/24	421,225

				529,725

Machinery – 0.4%
Boart Longyear Management Pty Ltd.(a)
500,000	10.000		10/01/18	380,000
Xerium Technologies, Inc.(c)
750,000	9.500		08/15/21	795,000

				1,175,000

Media - Broadcasting & Radio(c) – 2.9%
AMC Networks, Inc.
415,000	4.750		12/15/22	426,412
1,000,000	5.000		04/01/24	1,030,000
Cumulus Media Holdings, Inc.
725,000	7.750		05/01/19	206,625
Gray Television, Inc.(a)
790,000	5.125		10/15/24	805,800
iHeartCommunications, Inc.
20,000	9.000		12/15/19	16,200
1,415,000	14.000	(f)	02/01/21	339,600
385,000	9.000		03/01/21	287,787
Liberty Interactive LLC
1,507,357	4.000		11/15/29	1,025,003

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio(c) – (continued)
$150,000	3.750%		02/15/30	$ 102,375
Nexstar Broadcasting, Inc.(a)
1,000,000	5.625		08/01/24	1,033,750
Sinclair Television Group, Inc.(a)
500,000	5.625		08/01/24	518,750
240,000	5.875		03/15/26	249,900
715,000	5.125		02/15/27	707,850
Sirius XM Radio, Inc.(a)
400,000	5.375		04/15/25	419,000
155,000	5.000		08/01/27	157,713
The E.W. Scripps Co.(a)
215,000	5.125		05/15/25	221,988
Tribune Media Co.
1,050,000	5.875		07/15/22	1,101,187
Univision Communications, Inc.(a)
500,000	5.125		02/15/25	501,250
Urban One, Inc.(a)
460,000	9.250		02/15/20	450,800
150,000	7.375		04/15/22	155,438

				9,757,428

Media - Cable – 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
600,000	5.375		05/01/25	636,750
1,000,000	5.125		05/01/27	1,032,500
CSC Holdings LLC
1,100,000	6.750		11/15/21	1,223,750
500,000	10.125	(a)(c)	01/15/23	580,625
100,000	5.250		06/01/24	103,500
525,000	10.875	(a)(c)	10/15/25	654,937
DISH DBS Corp.
780,000	5.000		03/15/23	809,250
SFR Group SA(a)(c)
200,000	6.000		05/15/22	208,500
1,000,000	6.250		05/15/24	1,053,750
715,000	7.375		05/01/26	774,881
Videotron Ltd./Videotron Ltee(a)(c)
1,040,000	5.125		04/15/27	1,071,200
Ziggo Secured Finance BV(a)(c)
415,000	5.500		01/15/27	428,488

				8,578,131

Media - Non Cable(c) – 0.7%
Lee Enterprises, Inc.(a)
600,000	9.500		03/15/22	618,750
The McClatchy Co.
700,000	9.000		12/15/22	721,875
VeriSign, Inc.
1,000,000	4.625		05/01/23	1,027,500

				2,368,125

Metals & Mining – 1.8%
Allegheny Technologies, Inc.(c)
415,000	7.875		08/15/23	437,825
Constellium NV(a)(c)
350,000	5.750		05/15/24	339,500
Evraz Group SA
200,000	8.250		01/28/21	223,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
First Quantum Minerals Ltd.(a)(c)
$350,000	7.250%	04/01/23	$ 360,500
350,000	7.500	04/01/25	359,275
Freeport-McMoRan, Inc.(c)
247,000	3.875	03/15/23	238,972
240,000	5.400	11/14/34	225,600
735,000	5.450	03/15/43	675,281
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)(c)
199,000	7.375	12/15/23	214,920
Hecla Mining Co.(c)
500,000	6.875	05/01/21	511,875
Hudbay Minerals, Inc.(a)(c)
91,000	7.250	01/15/23	98,849
New Gold, Inc.(a)(c)
1,100,000	6.250	11/15/22	1,138,500
The Hillman Group, Inc.(a)(c)
700,000	6.375	07/15/22	665,875
TMK OAO Via TMK Capital SA
200,000	6.750	04/03/20	208,750
Vedanta Resources PLC(a)
300,000	6.375	07/30/22	310,875

			6,009,597

Noncaptive - Financial(a) – 0.1%
Park Aerospace Holdings Ltd.
200,000	5.250	08/15/22	203,779
180,000	5.500	02/15/24	183,131

			386,910

Packaging – 0.9%
ARD Finance SA(c)(f)
760,000	7.125	09/15/23	816,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(c)
350,000	7.250	05/15/24	386,750
Ball Corp.
1,000,000	5.250	07/01/25	1,100,000
Owens-Brockway Glass Container, Inc.(a)
500,000	5.875	08/15/23	552,500

			2,855,300

Pipelines(c) – 1.9%
Cheniere Corpus Christi Holdings LLC
175,000	5.875	03/31/25	189,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
730,000	5.750	04/01/25	731,825
Genesis Energy LP/Genesis Energy Finance Corp.
283,000	6.750	08/01/22	287,245
161,000	6.000	05/15/23	159,793
900,000	5.625	06/15/24	873,000
NGL Energy Partners LP/NGL Energy Finance Corp.(a)
800,000	6.125	03/01/25	726,000
Sabine Pass Liquefaction LLC
175,000	6.250	03/15/22	198,391
175,000	5.750	05/15/24	196,710
SemGroup Corp./Rose Rock Finance Corp.
785,000	5.625	07/15/22	779,112
100,000	5.625	11/15/23	98,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
742,000	5.500	08/15/22	747,565
620,000	5.750	04/15/25	627,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines(c) – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
$600,000	4.250%		11/15/23	$ 591,000

				6,206,078

Publishing(a)(c) – 0.3%
The Nielsen Co. Luxembourg S.a.r.l.
930,000	5.000		02/01/25	957,900

Real Estate(c) – 1.9%
CTR Partnership LP/CareTrust Capital Corp.
500,000	5.250		06/01/25	511,875
ESH Hospitality, Inc.(a)
1,087,000	5.250		05/01/25	1,133,197
Realogy Group LLC/Realogy Co-Issuer Corp.(a)
1,000,000	4.875		06/01/23	1,010,000
RHP Hotel Properties LP/RHP Finance Corp.
460,000	5.000		04/15/21	469,775
940,000	5.000		04/15/23	969,375
Starwood Property Trust, Inc.
400,000	5.000		12/15/21	416,000
The GEO Group, Inc.
690,000	6.000		04/15/26	718,463
The Howard Hughes Corp.(a)
415,000	5.375		03/15/25	431,327
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
550,000	6.000		04/15/23	568,563

				6,228,575

Retailers – 1.6%
1011778 BC ULC/New Red Finance, Inc.(a)(c)
510,000	4.250		05/15/24	512,550
Ferrellgas LP/Ferrellgas Finance Corp.(c)
650,000	6.750		01/15/22	614,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.(a)(c)
350,000	8.625		06/15/20	308,000
Guitar Center, Inc.(a)(c)
870,000	9.625		04/15/20	504,600
L Brands, Inc.
895,000	6.875		11/01/35	859,200
New Albertson’s, Inc.
400,000	7.450		08/01/29	370,000
300,000	8.700		05/01/30	292,500
425,000	8.000		05/01/31	397,375
Rite Aid Corp.
250,000	6.125	(a)(c)	04/01/23	248,125
545,000	7.700		02/15/27	539,550
SUPERVALU, Inc.(c)
375,000	6.750		06/01/21	372,187
Yum! Brands, Inc.
415,000	6.875		11/15/37	450,794

				5,469,131

Services Cyclical - Rental Equipment(a)(c) – 0.1%
Algeco Scotsman Global Finance PLC
350,000	8.500		10/15/18	338,188

Software(a)(c) – 0.1%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II LLC
190,000	10.000		11/30/24	215,650

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – 1.4%
Dell International LLC/EMC Corp.(a)(c)
$565,000	7.125%		06/15/24	$ 627,856
300,000	8.100		07/15/36	378,271
300,000	8.350		07/15/46	391,812
Micron Technology, Inc.(a)(c)
400,000	5.250		08/01/23	418,000
Molina Healthcare, Inc.(c)
695,000	5.375		11/15/22	741,912
NCR Corp.(c)
1,000,000	5.000		07/15/22	1,021,250
Plantronics, Inc.(a)(c)
375,000	5.500		05/31/23	392,344
Sensata Technologies BV(a)
680,000	5.000		10/01/25	717,400

				4,688,845

Technology - Software/Services(a)(c) – 1.1%
BMC Software Finance, Inc.
560,000	8.125		07/15/21	579,600
Cengage Learning, Inc.
695,000	9.500		06/15/24	601,175
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
395,000	6.000		07/15/25	410,800
MSCI, Inc.
200,000	4.750		08/01/26	207,500
Solera LLC/Solera Finance, Inc.
240,000	10.500		03/01/24	276,000
Symantec Corp.
575,000	5.000		04/15/25	602,126
TIBCO Software, Inc.
600,000	11.375		12/01/21	660,000
Unisys Corp.
300,000	10.750		04/15/22	333,000

				3,670,201

Telecommunications - Cellular(c) – 0.6%
SoftBank Group Corp.
400,000	6.000		07/30/25	433,000
T-Mobile USA, Inc.
300,000	6.000		04/15/24	322,500
1,100,000	6.375		03/01/25	1,192,125

				1,947,625

Transportation(a)(c) – 0.2%
Air Medical Group Holdings, Inc.
729,000	6.375		05/15/23	703,485

Utilities - Electric – 1.0%
AES Argentina Generacion SA(a)(c)
300,000	7.750		02/02/24	310,500
AES Gener SA(c)(d)
130,000	8.375		12/18/73	139,100
Comision Federal de Electricidad
145,000	4.750		02/23/27	149,169
Dynegy, Inc.(c)
170,000	7.625		11/01/24	168,300
110,000	8.000	(a)	01/15/25	109,175

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Electric – (continued)
Empresa Distribuidora Y Comercializadora Norte(c)
$125,000	9.750%		10/25/22	$ 135,810
Eskom Holdings SOC Ltd.
1,040,000	6.750		08/06/23	1,051,960
GenOn Americas Generation LLC(e)
625,000	8.500		10/01/21	570,312
NSG Holdings LLC/NSG Holdings, Inc.(a)
548,384	7.750		12/15/25	590,884
Perusahaan Listrik Negara PT(a)
130,000	5.250		05/15/47	132,112

				3,357,322

Wireless Telecommunications – 3.5%
Altice Financing SA(a)(c)
700,000	7.500		05/15/26	775,250
Altice Luxembourg SA(a)(c)
500,000	7.750		05/15/22	531,250
250,000	7.625		02/15/25	273,438
Columbus Cable Barbados Ltd.(c)
275,000	7.375		03/30/21	293,137
Digicel Group Ltd.(a)(c)
300,000	8.250		09/30/20	286,090
335,000	7.125		04/01/22	297,731
Digicel Ltd.(a)(c)
1,000,000	6.000		04/15/21	968,750
100,000	6.750		03/01/23	94,987
GTT Communications, Inc.(a)(c)
465,000	7.875		12/31/24	497,550
Hughes Satellite Systems Corp.
1,315,000	5.250		08/01/26	1,379,106
Inmarsat Finance PLC(a)(c)
929,000	4.875		05/15/22	948,903
Intelsat Jackson Holdings SA(c)
500,000	7.500		04/01/21	475,000
240,000	8.000	(a)	02/15/24	260,700
Liquid Telecommunications Financing PLC(a)(c)
110,000	8.500		07/13/22	112,232
MTN Mauritius Investment Ltd.
200,000	5.373		02/13/22	204,500
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
775,000	6.625		02/15/25	775,000
Sprint Corp.
1,050,000	7.250		09/15/21	1,162,875
1,175,000	7.875		09/15/23	1,330,688
350,000	7.125		06/15/24	385,000
410,000	7.625	(c)	02/15/25	462,275

				11,514,462

Wirelines Telecommunications – 1.2%
Anixter, Inc.
500,000	5.125		10/01/21	533,750
CenturyLink, Inc.
300,000	6.750		12/01/23	319,500
495,000	5.625	(c)	04/01/25	488,194
Embarq Corp.
200,000	7.995		06/01/36	203,151
Frontier Communications Corp.(c)
715,000	6.875		01/15/25	566,637
165,000	11.000		09/15/25	150,975

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Level 3 Financing, Inc.(c)
$413,000	5.375%	05/01/25	$ 438,813
Sprint Capital Corp.
150,000	6.875	11/15/28	163,500
West Corp.(a)(c)
960,000	5.375	07/15/22	968,400

			3,832,920

TOTAL CORPORATE OBLIGATIONS (Cost $157,440,333)			$160,328,406

Bank Loans(g) – 15.9%
Aerospace & Defense – 0.3%
Engility Corp.
$217,125	4.984%	08/12/23	$219,685
Sequa Corp.
250,000	6.758	11/28/21	251,875
Sequa Mezzanine Holdings LLC
250,000	10.314	04/28/22	255,000
Transdigm, Inc.
244,333	4.234	06/04/21	245,310

			971,870

Airlines – 0.7%
American Airlines, Inc.
495,000	3.734	04/28/23	497,228
Delta Air Lines, Inc.
835,725	3.724	10/18/18	840,739
1,000,000	4.504	02/01/24	1,005,180

			2,343,147

Automotive - Parts – 0.5%
Capital Automotive LP
500,000	4.240	03/24/24	504,625
Evergreen Skills Lux S.a.r.l.
894,118	5.984	04/28/21	838,870
Jaguar Holding Company II
400,000	4.095	08/18/22	402,600

			1,746,095

Building Materials – 0.1%
Forterra Finance LLC
498,744	3.000	10/25/23	478,584

Chemicals – 0.2%
Univar, Inc.
746,250	3.984	07/01/22	749,981

Consumer Cyclical Services – 0.3%
First Data Corp.
750,000	3.727	04/26/24	754,020
Monitronics International, Inc.
347,375	6.796	09/30/22	351,137

			1,105,157

Consumer Cyclical Services - Business – 0.1%
Colorado Buyer, Inc.
400,000	4.170	05/01/24	403,500

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (g) – (continued)
Consumer Products - Household & Leisure – 0.2%
Calceus Acquisition, Inc.
$14,698	5.000%	01/31/20	$ 13,421
Revlon Consumer Products Corp.
543,613	4.734	09/07/23	490,306

			503,727

Diversified Manufacturing – 0.3%
Gardner Denver, Inc.
844,671	4.546	07/30/20	848,540

Energy – 0.7%
Chief Exploration & Development LLC
970,000	7.932	05/16/21	942,520
FTS International, Inc.
150,852	5.984	04/16/21	129,733
Gulf Finance LLC
155,521	6.550	08/25/23	149,689
Peabody Energy Corp.
419,803	5.500	03/31/22	423,266
Seadrill Partners Finco LLC
1,033,335	4.296	02/21/21	706,109

			2,351,317

Energy - Exploration & Production – 0.4%
Fieldwood Energy LLC
554,514	4.171	09/28/18	531,640
250,000	8.296	08/31/20	237,293
Murray Energy Corp.
684,726	8.546	04/16/20	665,040

			1,433,973

Entertainment – 0.2%
LTF Merger Sub, Inc.
497,500	4.234	06/10/22	500,112

Finance Insurance – 0.3%
Alliant Holdings I, Inc.
497,466	4.564	08/12/22	498,835
Hub International Ltd.
489,898	4.422	10/02/20	493,112

			991,947

Financial Services – 0.2%
Walter Investment Management Corp.
698,954	4.984	12/18/20	640,242

Food & Beverage – 0.1%
US Foods, Inc.
248,744	3.990	06/27/23	250,487

Food & Drug Retailers – 0.1%
Rite Aid Corp.
250,000	5.990	08/21/20	253,125

Gaming – 0.5%
Caesars Entertainment Operating Co., Inc.
250,000	2.500	03/31/24	251,095

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (g) – (continued)
Gaming – (continued)
CityCenter Holdings LLC
$500,000	3.732%	04/18/24	$ 501,875
Fantasy Springs Resort
227,773	9.000	12/17/21	230,051
Mashantucket (Western) Pequot Tribe
832,163	9.375	06/30/20	762,469

			1,745,490

Health Care - Medical Products – 0.2%
Carestream Health, Inc.
314,700	5.296	06/07/19	314,250
250,000	9.796	12/07/19	244,480
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
97,683	4.484	06/08/20	97,257

			655,987

Health Care - Pharmaceuticals – 0.2%
Grifols Worldwide Operations USA, Inc.
498,750	3.444	01/31/25	501,348

Health Care - Services – 1.0%
Air Medical Group Holdings, Inc.
792,575	4.484	04/28/22	775,733
BPA Laboratories, Inc.
600,000	3.811	04/29/20	538,500
80,336	3.811	04/29/20	64,269
Change Healthcare Holdings, Inc.
997,500	3.984	03/01/24	1,002,986
Community Health Systems, Inc.
383,669	4.202	01/27/21	382,925
Envision Healthcare Corp.
497,500	4.300	12/01/23	500,301
Quorum Health Corp.
121,005	7.984	04/29/22	120,930

			3,385,644

Media - Broadcasting & Radio – 1.2%
Cumulus Media Holdings, Inc.
1,520,000	4.250	12/23/20	1,214,571
iHeart Communications, Inc.
1,600,000	7.984	01/30/19	1,291,552
250,000	8.734	07/30/19	200,938
Nexstar Broadcasting, Inc.
445,548	2.500	01/17/24	449,260
Radio One, Inc.
418,056	5.000	04/18/23	412,307
Tribune Media Co.
361,582	4.234	12/27/20	362,486

			3,931,114

Media - Cable – 0.3%
TierPoint LLC
500,000	4.750	05/06/24	501,875
Ziggo Secured Finance BV
500,000	3.726	04/15/25	500,625

			1,002,500

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (g) – (continued)
Media - Non Cable – 0.9%
Advantage Sales & Marketing, Inc.
$244,347	4.250%	07/23/21	$ 238,727
27,409	7.796	07/25/22	25,901
Cengage Learning Acquisitions, Inc.
1,377,712	5.250	06/07/23	1,300,051
Checkout Holding Corp.
559,878	4.734	04/09/21	454,901
Houghton Mifflin Harcourt Publishing Co.
298,477	4.234	05/31/21	288,278
McGraw-Hill Global Education Holdings LLC
497,487	5.234	05/04/22	490,568
Mission Broadcasting, Inc.
54,452	2.500	01/17/24	54,905

			2,853,331

Metals & Mining – 0.3%
Fairmount Santrol, Inc.
1,073,132	4.796	09/05/19	1,005,525

Packaging – 0.5%
Klockner-Pentaplast of America, Inc.
992,162	5.546	06/30/22	995,466
Reynolds Group Holdings, Inc.
745,003	4.234	02/05/23	748,087

			1,743,553

Pipelines – 0.1%
BCP Raptor LLC
400,000	5.507	06/24/24	401,500

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co.
745,008	3.250	02/16/24	744,606

Retailers – 1.4%
Academy Ltd.
764,000	5.317	07/01/22	597,112
Albertsons LLC
1,000,000	4.750	06/22/23	998,610
BJ’s Wholesale Club, Inc.
249,375	4.968	02/03/24	243,821
Dollar Tree, Inc.
850,000	4.250	07/06/22	860,625
General Nutrition Centers, Inc.
371,701	3.740	03/04/19	356,677
Gymboree Corp.
22,754	5.000	12/12/17	8,021
11,149	13.226	12/12/17	11,094
227,132	6.500	02/23/18	80,064
Petco Animal Supplies, Inc.
311,709	4.311	01/26/23	281,763
PetSmart, Inc.
249,362	4.230	03/11/22	235,530
Rite Aid Corp.
850,000	5.115	06/21/21	853,187

			4,526,504

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (g) – (continued)
Services Cyclical - Business Services – 0.2%
Ceridian LLC
$243,924	4.734%	09/15/20	$ 243,924
Tempo Acquisition LLC
500,000	4.227	05/01/24	503,855

			747,779

Technology - Software/Services – 1.9%
Almonde, Inc.
562,532	8.459	06/13/25	577,180
BMC Software Finance, Inc.
789,883	5.234	09/10/22	794,756
Compuware Corp.
493,750	5.550	12/15/21	494,984
Conduent, Inc.
427,188	5.234	12/07/23	432,100
Dell, Inc.
240,625	3.490	09/07/21	241,152
249,373	3.740	09/07/23	250,785
GTT Communications, Inc.
297,256	4.500	01/09/24	298,297
Infoblox, Inc.
239,400	6.234	11/07/23	240,597
Infor (US), Inc.
498,750	4.046	02/01/22	498,840
Informatica Corp.
488,758	4.796	08/05/22	490,288
MModal, Inc.
397,409	9.000	01/31/20	386,481
Optiv Security, Inc.
195,556	8.438	02/01/25	194,578
Syniverse Holdings, Inc.
321,469	4.296	04/23/19	308,610
1,097,913	4.311	04/23/19	1,056,741

			6,265,389

Telecommunications - Internet & Data – 0.7%
Asurion LLC
1,225,000	8.734	03/03/21	1,226,531
97,776	4.234	11/03/23	98,509
Avaya, Inc.
803,526	5.817	10/26/17	652,415
3,182	8.733	01/24/18	3,266
484,710	6.564	05/29/20	395,596

			2,376,317

Telecommunications - Satellites – 0.7%
Intelsat Jackson Holdings SA
2,220,777	4.000	06/30/19	2,213,359

Textiles – 0.0%
Nine West Holdings, Inc.
314,719	6.250	01/08/20	112,512

Transportation – 0.2%
CEVA Group PLC
54,585	6.500	03/19/21	50,894
CEVA Intercompany B.V.
55,692	6.814	03/19/21	51,926

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans (g) – (continued)
Transportation – (continued)
Ceva Logistics Canada ULC
	$9,602	6.814%	03/19/21	$ 8,953
Ceva Logistics US Holdings, Inc.
	76,816	6.814	03/19/21	71,622
Syncreon Group Holdings B.V.
	675,529	5.546	10/28/20	569,694

				753,089

Utilities – 0.3%
TEX Operations Co. LLC
	810,214	3.976	08/04/23	812,442
	185,714	3.977	08/04/23	186,225

				998,667

Wireless Telecommunications – 0.3%
Radiate Holdco LLC/Radiate Finance, Inc.
	463,560	4.234	02/01/24	456,871
Sprint Communications, Inc.
	498,750	3.750	02/02/24	500,371

				957,242

Wirelines Telecommunications – 0.1%
Frontier Communications Corp.
	507,621	4.980	06/15/24	487,103

TOTAL BANK LOANS (Cost $53,640,979)				$ 52,980,363

Structured Notes(a)(h) – 0.3%
Arab Republic of Egypt (Issuer ICBC Standard Bank PLC)
EGP	8,000,000	0.000%	07/12/18	$ 373,899
	12,010,000	0.000	06/14/18	568,918

TOTAL STRUCTURED NOTES (Cost $944,676)				$ 942,817

Shares		Description		Value
Common Stocks – 0.2%
Electric Utilities – 0.1%
	24,355	Te Holdcorp LLC/ Te Holdcorp		$ 225,286
Oil, Gas & Consumable Fuels(e) – 0.1%
	10,633	Linn Energy, Inc.		373,750
	1,069	Peabody Energy Corp.		29,975

				403,725

TOTAL COMMON STOCKS (Cost $351,167)				$ 629,011

Preferred Stock – 0.0%
Electric Utilities – 0.0%
Te Holdcorp LLC/Te Holdcorp
	16,329	0.000%		$ 65,317
(Cost $278,797)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Expiration Date	Value
Warrant(e) – 0.0%
Life Sciences Tools & Services – 0.0%
Lion Holdings, Inc. Series A
270		04/29/24	$ —
Lion Holdings, Inc. Series B
430		04/29/24	—

			—

Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc.
1,204		04/21/20	—

TOTAL WARRANT (Cost $—)			$ —

Shares	Description		Value
Exchange Traded Fund – 1.0%
38,000	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $3,358,223)		$ 3,378,580

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $296,328,242)			$300,772,274

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 6.4%
Repurchase Agreements – 6.4%
Joint Repurchase Agreement Account II
$21,200,000	1.052%	08/01/17	$ 21,200,000
(Cost $21,200,000)

TOTAL INVESTMENTS – 96.9% (Cost $317,528,242)			$321,972,274

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			10,154,257

NET ASSETS – 100.0%			$332,126,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by an Underlying Manager and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $82,942,913, which represents approximately 25.0% of net assets as of July 31, 2017.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2017.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MTN	— Medium Term Note
PLC	— Public Limited Company
SHIBOR	— Shanghai Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	BRL	15,375,912	USD	4,716,297	$4,928,888	08/02/17	$212,587
	BRL	2,808,980	USD	881,415	894,333	09/05/17	12,918
	CLP	201,395,982	USD	306,123	309,632	09/13/17	3,509
	CNY	15,983,525	USD	2,352,837	2,371,373	09/13/17	18,536
	COP	6,181,837,773	USD	2,025,249	2,059,404	09/13/17	34,155
	CZK	35,323,022	USD	1,577,746	1,608,531	09/13/17	30,785
	EUR	877,392	PLN	3,722,454	1,041,174	09/13/17	5,960
	EUR	1,453,000	USD	1,660,360	1,724,229	09/13/17	63,869
	GBP	579,000	USD	750,740	765,100	09/13/17	14,360
	HUF	488,207,180	USD	1,842,606	1,904,555	09/13/17	61,949
	INR	123,526,965	USD	1,906,302	1,917,307	09/13/17	11,005
	KRW	648,189,500	USD	576,792	578,897	09/13/17	2,104
	MYR	4,392,670	USD	1,018,000	1,021,446	01/09/18	3,446
	PEN	143,724	USD	44,098	44,161	09/13/17	64
	PHP	6,762,464	USD	132,623	133,652	09/13/17	1,028
	PLN	385,000	USD	100,608	107,069	08/14/17	6,461
	PLN	4,475,023	USD	1,231,033	1,244,502	09/13/17	13,469
	RON	2,065,120	USD	524,252	536,688	09/13/17	12,437
	RUB	8,914,815	USD	147,000	147,684	09/13/17	684
	THB	48,274,813	USD	1,433,370	1,451,091	09/13/17	17,719
	TRY	4,647,267	USD	1,295,678	1,302,518	09/13/17	6,841
	USD	392,286	ARS	6,916,000	389,331	08/10/17	2,955
	USD	1,144,000	KRW	1,276,906,880	1,140,402	09/13/17	3,598
	USD	3,748,412	MXN	66,664,735	3,717,403	09/13/17	31,011
	USD	894,434	RUB	53,459,917	885,622	09/13/17	8,811
	USD	4,227,578	ZAR	55,259,581	4,161,949	09/13/17	65,630

TOTAL							$645,891

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	ARS	6,916,000	USD	400,000	$389,331	08/10/17	$(10,670)
	ARS	6,916,000	USD	384,436	381,387	09/13/17	(3,050)
	KZT	197,850,000	USD	600,000	597,681	08/24/17	(2,319)
	MYR	2,224,884	USD	517,656	517,361	01/09/18	(294)
	RUB	1,179,637	USD	20,325	19,580	09/05/17	(746)
	RUB	76,219,707	USD	1,272,242	1,262,663	09/13/17	(9,578)
	USD	4,796,840	BRL	15,375,913	4,928,889	08/02/17	(132,049)
	USD	820,000	BRL	2,583,008	822,387	09/05/17	(2,387)
	USD	113,565	CLP	74,937,023	115,210	09/13/17	(1,645)
	USD	2,365,862	CNY	16,002,691	2,374,217	09/13/17	(8,355)
	USD	53,000	COP	159,848,000	53,251	09/13/17	(251)
	USD	3,012,367	EUR	2,609,481	3,096,588	09/13/17	(84,221)
	USD	2,220,018	GBP	1,695,000	2,239,801	09/13/17	(19,782)
	USD	412,589	IDR	5,525,236,742	413,055	09/13/17	(467)
	USD	554,741	INR	35,941,669	557,864	09/13/17	(3,123)
	USD	1,065,297	KRW	1,201,527,427	1,073,081	09/13/17	(7,784)
	USD	690,510	MYR	2,976,844	692,217	01/09/18	(1,707)
	USD	237,368	PLN	861,682	239,634	09/13/17	(2,266)
	USD	550,000	RUB	33,205,150	550,080	09/13/17	(80)
	USD	3,870,959	TRY	13,894,123	3,894,194	09/13/17	(23,234)
	USD	78,000	ZAR	1,037,397	78,133	09/13/17	(133)
	UYU	9,721,700	USD	335,000	335,000	09/19/17	—
	ZAR	6,497,959	USD	495,586	489,403	09/13/17	(6,183)

TOTAL							$(320,324)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year German Euro-Bund	(12)	September 2017	$(2,300,598)	$601
10 Year U.S. Treasury Notes	(33)	September 2017	(4,154,390)	(2,299)

TOTAL				$(1,698)

SWAP CONTRACTS — At July 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

BNP Paribas SA	INR	2,510	05/11/22	6.645%	6 Month MIBOR	$792
	CNY	8,047	05/23/22	3.975	3 month SHIBOR	14,860
	INR	36,000	07/17/22	6.163	6 Month MIBOR	(179)
HSBC Bank PLC		87,930	02/24/22	6.700	6 Month MIBOR	34,599
		71,000	07/12/22	6.190	6 Month MIBOR	941

TOTAL						$51,013

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$319,356,762

Gross unrealized gain	7,799,650
Gross unrealized loss	(5,184,138)

Net unrealized security gain	$2,615,512

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Australia – 6.0%
70,890	APA Group (Gas Utilities)	$ 489,055
184,242	AusNet Services (Electric Utilities)	240,988
58,600	Dexus (Equity Real Estate Investment Trusts (REITs))	440,032
386,154	Goodman Group (Equity Real Estate Investment Trusts (REITs))	2,460,858
638,070	Spark Infrastructure Group (Electric Utilities)	1,277,416
327,669	Stockland (Equity Real Estate Investment Trusts (REITs))	1,101,704
208,189	Sydney Airport (Transportation Infrastructure)	1,122,184
181,000	The GPT Group (Equity Real Estate Investment Trusts (REITs))	693,966
165,667	Transurban Group (Transportation Infrastructure)	1,512,957
635,102	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	1,397,758
87,516	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	538,077

		11,274,995

Brazil – 0.1%
38,800	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	288,914

Canada – 5.4%
8,375	Boardwalk Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	321,162
14,645	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	380,705
30,652	Chartwell Retirement Residences (Health Care Providers & Services)	376,404
68,470	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,838,203
37,493	First Capital Realty, Inc. (Real Estate Management & Development)	613,481
53,927	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	1,837,865
55,300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,068,520
51,017	TransCanada Corp. (Oil, Gas & Consumable Fuels)	2,606,604

		10,042,944

Shares	Description	Value
Common Stocks – (continued)
China – 0.2%
119,200	China Resources Gas Group Ltd. (Gas Utilities)	$ 451,429

France – 7.1%
4,104	Aeroports de Paris (Transportation Infrastructure)	694,539
6,643	Carmila (Real Estate Management & Development)	188,854
36,686	Eutelsat Communications SA (Media)	992,878
19,341	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	1,866,896
202,941	Groupe Eurotunnel SE (Transportation Infrastructure)	2,250,330
1,067	ICADE (Equity Real Estate Investment Trusts (REITs))	91,613
46,592	Klepierre (Equity Real Estate Investment Trusts (REITs))	1,896,179
7,722	Mercialys SA (Equity Real Estate Investment Trusts (REITs))	156,316
31,823	SES SA (Media)	748,610
5,939	Unibail-Rodamco SE	1,485,370
31,616	Vinci SA (Construction & Engineering)	2,831,098

		13,202,683

Germany – 2.3%
22,287	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	327,065
8,154	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	816,534
12,400	LEG Immobilien AG (Real Estate Management & Development)	1,192,327
24,378	TLG Immobilien AG (Real Estate Management & Development)	528,726
9,878	VIB Vermoegen AG (Real Estate Management & Development)	241,121
28,513	Vonovia SE (Real Estate Management & Development)	1,155,485

		4,261,258

Hong Kong – 6.0%
22,100	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	117,286

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
288,000	Cheung Kong Property Holdings Ltd. (Real Estate Management & Development)	$ 2,329,005
189,501	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,095,266
360,450	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	681,271
156,800	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,178,271
331,670	Link REIT (Equity Real Estate Investment Trusts (REITs))	2,692,709
128,399	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,986,622
20,955	Swire Properties Ltd. (Real Estate Management & Development)	72,389
136,649	The Wharf Holdings Ltd. (Real Estate Management & Development)	1,161,467

		11,314,286

Ireland – 0.6%
246,974	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	430,950
264,077	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	438,598
142,725	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	226,404

		1,095,952

Italy – 1.1%
47,985	Atlantia SpA (Transportation Infrastructure)	1,459,672
128,731	Snam SpA (Oil, Gas & Consumable Fuels)	609,061

		2,068,733

Japan – 7.4%
2,970	Central Japan Railway Co. (Road & Rail)	477,953
12,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	418,577
10,700	East Japan Railway Co. (Road & Rail)	1,003,471

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,600	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	$ 344,591
47,135	Hulic Co. Ltd. (Real Estate Management & Development)	497,680
824	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	369,069
6,100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	226,107
62	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	325,620
299	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	571,108
152	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	859,106
250	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	548,538
982	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	987,549
49,114	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	893,038
127,509	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2,926,361
631	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	958,012
41,570	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,258,421
231,050	Tokyo Gas Co. Ltd. (Gas Utilities)	1,225,911

		13,891,112

Luxembourg(a) – 0.3%
11,529	Ado Properties SA (Real Estate Management & Development)	520,427

Mexico – 0.8%
188,489	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	1,068,413
275,025	OHL Mexico SAB de CV (Transportation Infrastructure)	356,556

		1,424,969

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 0.3%
4,318	Eurocommercial Properties NV (Equity Real Estate Investment Trusts (REITs))	$ 174,742
8,843	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	421,036

		595,778

Singapore – 1.6%
292,200	CapitaLand Ltd. (Real Estate Management & Development)	794,882
79,737	ENN Energy Holdings Ltd. (Gas Utilities)	541,322
713,300	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	576,367
531,540	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	454,995
457,097	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	640,818

		3,008,384

Spain – 2.3%
25,548	Axiare Patrimonio SOCIMI SA (Equity Real Estate Investment Trusts (REITs))	477,095
80,629	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	644,375
85,633	Ferrovial SA (Construction & Engineering)	1,846,659
102,046	Iberdrola SA (Electric Utilities)	804,420
22,044	Red Electrica Corp. SA (Electric Utilities)	472,257

		4,244,806

Sweden – 0.9%
11,469	Atrium Ljungberg AB (Real Estate Management & Development)	195,748
11,036	Fabege AB (Real Estate Management & Development)	217,976
51,020	Hufvudstaden AB Class A (Real Estate Management & Development)	888,076
37,297	Kungsleden AB (Real Estate Management & Development)	245,318
9,879	Pandox AB (Hotels, Restaurants & Leisure)	177,787

		1,724,905

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 0.2%
3,742	PSP Swiss Property AG (Real Estate Management & Development)	$ 340,482

United Arab Emirates – 0.2%
13,462	DP World Ltd. (Transportation Infrastructure)	309,626

United Kingdom – 6.7%
28,551	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	291,944
3,350	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	125,868
230,293	Empiric Student Property PLC (Equity Real Estate Investment Trusts (REITs))	333,474
18,395	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	146,181
41,497	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	314,487
109,093	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	1,471,176
251,486	National Grid PLC (Multi-Utilities)	3,111,856
44,209	NewRiver REIT PLC (Equity Real Estate Investment Trusts (REITs))	205,903
114,228	Pennon Group PLC (Water Utilities)	1,214,132
36,013	Segro PLC (Equity Real Estate Investment Trusts (REITs))	250,639
40,703	Severn Trent PLC (Water Utilities)	1,203,482
32,246	Shaftesbury PLC (Equity Real Estate Investment Trusts (REITs))	418,359
33,306	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	268,377
151,025	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	298,495
79,400	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	703,101
177,449	United Utilities Group PLC (Water Utilities)	2,102,859

		12,460,333

United States – 47.5%
2,123	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	257,414

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
43,970	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 2,107,922
10,849	American Electric Power Co., Inc. (Electric Utilities)	765,288
18,094	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	416,343
26,028	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	3,548,397
2,600	American Water Works Co., Inc. (Water Utilities)	210,860
56,300	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	2,564,465
6,950	Aqua America, Inc. (Water Utilities)	231,991
4,196	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	507,338
16,864	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	1,512,701
37,665	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,702,458
33,649	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	731,866
23,947	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	607,535
16,742	Consolidated Edison, Inc. (Multi-Utilities)	1,387,242
75,789	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	696,501
32,319	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	3,250,645
14,316	CSX Corp. (Road & Rail)	706,351
106,041	CubeSmart (Equity Real Estate Investment Trusts (REITs))	2,614,971
78,874	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	921,248
14,795	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,706,455
38,791	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,109,035
22,003	Edison International (Electric Utilities)	1,731,196
4,073	EPR Properties (Equity Real Estate Investment Trusts (REITs))	294,804

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
9,359	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 817,041
24,002	Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,633,576
1,487	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	389,148
18,669	Eversource Energy (Electric Utilities)	1,134,888
1,320	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	104,940
17,550	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,327,656
20,658	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	630,482
55,615	Forest City Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,355,894
28,085	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	712,797
5,786	Genesee & Wyoming, Inc. Class A* (Road & Rail)	377,016
15,962	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	360,901
9,551	Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	288,631
59,764	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,828,181
95,033	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,109,480
90,445	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,928,287
10,020	JBG SMITH Properties* (Equity Real Estate Investment Trusts (REITs))	355,510
118,619	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,423,386
21,200	Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	435,236
49,340	MedEquities Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	594,547
55,420	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	719,352
21,509	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	643,764

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
11,190	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,158,501
4,419	NextEra Energy, Inc. (Electric Utilities)	645,572
41,209	NiSource, Inc. (Multi-Utilities)	1,073,907
116,700	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,910,379
31,404	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	845,710
36,200	Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	430,418
37,289	PG&E Corp. (Electric Utilities)	2,524,092
36,518	Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	679,965
59,658	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	3,627,803
3,797	Public Storage (Equity Real Estate Investment Trusts (REITs))	780,549
10,862	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	580,791
1,524	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	86,959
72,734	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	962,271
28,146	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	802,724
15,600	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	976,404
1,701	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	233,973
21,863	Sempra Energy (Multi-Utilities)	2,470,738
28,965	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,590,952
10,855	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,120,996
73,612	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	583,743
23,378	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	637,986

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
38,435	Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 625,722
14,530	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	674,337
12,334	Taubman Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	701,435
11,146	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	639,669
76,767	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,439,655
2,084	Union Pacific Corp. (Road & Rail)	214,569
21,139	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,423,712
6,480	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	514,188
12,300	Waste Management, Inc. (Commercial Services & Supplies)	924,345
30,179	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,214,837

		88,850,641

TOTAL COMMON STOCKS (Cost $162,214,528)		$181,372,657

Preferred Stock – 0.1%
Brazil – 0.1%
11,800	Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)	$ 264,884
(Cost $226,171)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.8%
Joint Repurchase Agreement Account II
$5,200,000	1.052%	08/01/17	$ 5,200,000
(Cost $5,200,000)

TOTAL INVESTMENTS – 99.9% (Cost $167,640,699)			$186,837,541

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			210,671

NET ASSETS – 100.0%			$187,048,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $520,427, which represents approximately 0.3% of net assets as of July 31, 2017.

(b)	Joint repurchase agreement was entered into on July 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$173,881,097

Gross unrealized gain	20,710,782
Gross unrealized loss	(7,754,338)

Net unrealized security gain	$12,956,444

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange-traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2017:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$753,275	$2,957,578	$—
Asia	15,269,540	61,734,141	25,031
Australia and Oceania	97,643	4,954,901	—
Europe	17,599,990	81,693,640	—
North America	181,034,698	1,050,243	—
South America	6,808,378	843,567	—
Rights	—	16,376
Exchange Traded Funds	2,016,733	—	—
Short-term Investments	—	21,100,000	—
Total	$223,580,257	$174,350,446	$25,031

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$667,212	$—
Futures Contracts	27,130	—	—
Total	$27,130	$667,212	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,272,585)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Debt Obligations	$—	$82,447,780	$—
Corporate Obligations	—	160,328,406	—
Bank Loans	—	51,682,477	1,297,886
Structured Notes	—	942,817	—
Common Stock and/or Other Equity Investments(a)
North America	403,725	—	290,603
Exchange Traded Fund	3,378,580	—	—
Short-term Investments	—	21,200,000	—
Total	$3,782,305	$316,601,480	$1,588,489

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$645,891	$—
Futures Contracts	601	—	—
Interest Rate Swap Contracts	—	51,192	—
Total	$601	$697,083	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(320,324)	$—
Futures Contracts	(2,299)	—	—
Interest Rate Swap Contracts	—	(179)	—
Total	$(2,299)	$(320,503)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,666,608	$27,308,229	$—
Australia and Oceania	—	11,274,995	—
Europe	3,837,431	36,677,926	—
North America	100,318,554	—	—
South America	288,914	264,884	—
Short-term Investments	—	5,200,000	—
Total	$106,111,507	$80,726,034	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2017, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager Global Equity	$21,100,000	$21,100,616	$21,522,201
Multi-Manager Non-Core Fixed Income	21,200,000	21,200,619	21,624,202
Multi-Manager Real Asset Strategies	5,200,000	5,200,152	5,304,050

REPURCHASE AGREEMENTS — At July 31, 2017, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Citigroup Global Markets, Inc.	1.060%	$3,197,061	$3,212,213	$787,901
Merrill Lynch & Co., Inc.	1.050	17,902,939	17,987,787	4,412,099
TOTAL		$21,100,000	$21,200,000	$5,200,000

At July 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates		Maturity Dates
Federal Farm Credit Banks	2.140% to 3.24	0%	06/09/26 to 01/10/30
Federal Home Loan Banks	1.000 to 3.650		09/27/17 to 02/22/41
Federal Home Loan Mortgage Corp.	3.000 to 10.500		08/01/18 to 07/01/48
Government National Mortgage Association	2.500 to 5.000		07/20/32 to 06/20/47
United States Treasury Notes	1.625		11/15/22
United States Treasury Strip Coupon	0.000		02/15/19 to 02/15/47

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager Non-Core Fixed Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.5%
Alternative Funds – 2.0%
64,090	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 1,052,998

Bond Funds – 64.5%
18,981	iShares 20+ Year Treasury Bond ETF	2,354,403
48,884	iShares 7-10 Year Treasury Bond ETF	5,223,255
193,205	Schwab Intermediate-Term U.S. Treasury ETF	10,452,391
37,847	Schwab U.S. TIPS ETF	2,091,047
25,127	Vanguard Long-Term Corporate Bond ETF	2,354,651
110,658	Vanguard Short-Term Corporate Bond ETF	8,879,198
26,437	Vanguard Short-Term Inflation-Protected Securities ETF	1,304,930
119,519	Virtus Seix Floating Rate High Income Fund	1,045,794

		33,705,669

Foreign Stock Funds – 9.0%
14,852	iShares Edge MSCI Minimum Volatility EAFE ETF	1,047,363
9,154	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	522,693
20,216	Vanguard FTSE All-World ex-U.S. ETF	1,045,572
6,083	Vanguard FTSE Emerging Markets ETF	261,630
27,680	Vanguard FTSE Europe ETF	1,569,456
4,990	WisdomTree Japan Hedged Equity Fund	260,977

		4,707,691

Stock Funds – 19.0%
21,018	iShares Core S&P 500 ETF	5,222,132
8,925	iShares Core S&P Mid-Cap ETF	1,566,248
4,794	iShares MSCI Japan ETF	262,520
18,538	PowerShares S&P 500 Quality Portfolio	523,328
11,378	Schwab U.S. Dividend Equity ETF	521,681
12,310	Vanguard Financials ETF	782,178
3,993	Vanguard Growth ETF	520,168
1,753	Vanguard Health Care ETF	259,882
1,773	Vanguard Information Technology ETF	260,028

		9,918,165

TOTAL EXCHANGE TRADED FUNDS (Cost $46,831,237)		$49,384,523

Shares	Distribution Rate	Value
Investment Companies – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
1,566,309	0.895%	$ 1,566,309
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
16,120	0.000	261,474

TOTAL INVESTMENT COMPANIES (Cost $1,827,460)		$ 1,827,783

TOTAL INVESTMENTS – 98.0% (Cost $48,658,697)		$51,212,306

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		1,034,740

NET ASSETS – 100.0%		$52,247,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$49,166,091

Gross unrealized gain	2,572,290
Gross unrealized loss	(526,075)

Net unrealized security gain	$2,046,215

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.4%
Alternative Funds – 2.0%
13,188	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 216,679

Bond Funds – 47.9%
3,905	iShares 20+ Year Treasury Bond ETF	484,376
7,047	iShares 7-10 Year Treasury Bond ETF	752,972
32,759	Schwab Intermediate-Term U.S. Treasury ETF	1,772,262
4,881	Schwab U.S. TIPS ETF	269,675
2,877	Vanguard Long-Term Corporate Bond ETF	269,604
16,067	Vanguard Short-Term Corporate Bond ETF	1,289,216
4,364	Vanguard Short-Term Inflation-Protected Securities ETF	215,407
12,313	Virtus Seix Floating Rate High Income Fund	107,738

		5,161,250

Foreign Stock Funds – 14.8%
3,824	iShares Edge MSCI Minimum Volatility EAFE ETF	269,668
2,826	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	161,365
11,440	Vanguard FTSE All-World ex-U.S. ETF	591,677
1,252	Vanguard FTSE Emerging Markets ETF	53,848
7,600	Vanguard FTSE Europe ETF	430,920
1,541	WisdomTree Japan Hedged Equity Fund	80,594

		1,588,072

Stock Funds – 29.7%
7,566	iShares Core S&P 500 ETF	1,879,848
3,060	iShares Core S&P Mid-Cap ETF	536,999
1,475	iShares MSCI Japan ETF	80,771
5,721	PowerShares S&P 500 Quality Portfolio	161,504
2,926	Schwab U.S. Dividend Equity ETF	134,157
2,960	Vanguard Financials ETF	188,078
817	Vanguard Growth ETF	106,431
358	Vanguard Health Care ETF	53,074
366	Vanguard Information Technology ETF	53,678

		3,194,540

TOTAL EXCHANGE TRADED FUNDS (Cost $9,617,447)		$10,160,541

Shares	Distribution Rate	Value
Investment Companies – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
320,605	0.895%	$ 320,605
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
3,333	0.000	54,054

TOTAL INVESTMENT COMPANIES (Cost $372,359)		$ 374,659

TOTAL INVESTMENTS – 97.9% (Cost $9,989,806)		$10,535,200

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		229,198

NET ASSETS – 100.0%		$10,764,398

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,005,298

Gross unrealized gain	548,684
Gross unrealized loss	(18,782)

Net unrealized security gain	$529,902

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.8%
Alternative Funds – 2.0%
94,860	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$1,558,550

Bond Funds – 39.1%
24,964	iShares 20+ Year Treasury Bond ETF	3,096,535
47,012	iShares 7-10 Year Treasury Bond ETF	5,023,232
193,026	Schwab Intermediate-Term U.S. Treasury ETF	10,442,707
27,965	Schwab U.S. TIPS ETF	1,545,066
12,392	Vanguard Long-Term Corporate Bond ETF	1,161,254
96,340	Vanguard Short-Term Corporate Bond ETF	7,730,322
23,476	Vanguard Short-Term Inflation-Protected Securities ETF	1,158,775

		30,157,891

Foreign Stock Funds – 17.6%
32,936	iShares Edge MSCI Minimum Volatility EAFE ETF	2,322,647
23,711	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,353,898
104,727	Vanguard FTSE All-World ex-U.S. ETF	5,416,480
9,003	Vanguard FTSE Emerging Markets ETF	387,219
61,592	Vanguard FTSE Europe ETF	3,492,266
11,052	WisdomTree Japan Hedged Equity Fund	578,020

		13,550,530

Stock Funds – 36.1%
66,860	iShares Core S&P 500 ETF	16,612,036
26,411	iShares Core S&P Mid-Cap ETF	4,634,866
14,195	iShares MSCI Japan ETF	777,318
47,892	PowerShares S&P 500 Quality Portfolio	1,351,991
25,260	Schwab U.S. Dividend Equity ETF	1,158,171
21,261	Vanguard Financials ETF	1,350,924
7,393	Vanguard Growth ETF	963,086
2,615	Vanguard Health Care ETF	387,674
3,952	Vanguard Information Technology ETF	579,600

		27,815,666

TOTAL EXCHANGE TRADED FUNDS (Cost $66,748,124)		$73,082,637

Shares	Distribution Rate	Value
Investment Companies – 3.5%
Goldman Sachs Financial Square Government Fund Institutional Shares(a)(b)
2,329,264	0.895%	$ 2,329,264
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
23,881	0.000	387,355

TOTAL INVESTMENT COMPANIES (Cost $2,651,081)		$ 2,716,619

TOTAL INVESTMENTS – 98.3% (Cost $69,399,205)		$75,799,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		1,334,978

NET ASSETS – 100.0%		$77,134,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$70,566,895

Gross unrealized gain	6,426,886
Gross unrealized loss	(1,194,525)

Net unrealized security gain	$5,232,361

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 93.6%
Alternative Funds – 2.0%
13,406	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 220,261

Bond Funds – 33.7%
3,545	iShares 20+ Year Treasury Bond ETF	439,722
6,157	iShares 7-10 Year Treasury Bond ETF	657,875
25,385	Schwab Intermediate-Term U.S. Treasury ETF	1,373,328
1,996	Schwab U.S. TIPS ETF	110,279
1,176	Vanguard Long-Term Corporate Bond ETF	110,203
10,944	Vanguard Short-Term Corporate Bond ETF	878,147
3,346	Vanguard Short-Term Inflation-Protected Securities ETF	165,159

		3,734,713

Foreign Stock Funds – 19.3%
5,068	iShares Edge MSCI Minimum Volatility EAFE ETF	357,395
3,834	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	218,921
15,957	Vanguard FTSE All-World ex-U.S. ETF	825,296
1,254	Vanguard FTSE Emerging Markets ETF	53,935
10,183	Vanguard FTSE Europe ETF	577,376
2,100	WisdomTree Japan Hedged Equity Fund	109,830

		2,142,753

Stock Funds – 38.6%
10,158	iShares Core S&P 500 ETF	2,523,856
4,063	iShares Core S&P Mid-Cap ETF	713,016
2,009	iShares MSCI Japan ETF	110,013
6,802	PowerShares S&P 500 Quality Portfolio	192,020
4,221	Schwab U.S. Dividend Equity ETF	193,533
3,455	Vanguard Financials ETF	219,531
1,263	Vanguard Growth ETF	164,531
371	Vanguard Health Care ETF	55,001
748	Vanguard Information Technology ETF	109,702

		4,281,203

TOTAL EXCHANGE TRADED FUNDS (Cost $9,689,284)		$10,378,930

Shares	Distribution Rate	Value
Investment Companies – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
328,921	0.895%	$ 328,921
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
3,425	0.000	55,548

TOTAL INVESTMENT COMPANIES (Cost $381,577)		$ 384,469

TOTAL INVESTMENTS – 97.1% (Cost $10,070,861)		$10,763,399

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		326,888

NET ASSETS – 100.0%		$11,090,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,083,653

Gross unrealized gain	704,642
Gross unrealized loss	(24,896)

Net unrealized security gain	$679,746

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.6%
Alternative Funds – 2.0%
61,676	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$1,013,337

Bond Funds – 29.1%
16,228	iShares 20+ Year Treasury Bond ETF	2,012,921
25,860	iShares 7-10 Year Treasury Bond ETF	2,763,141
106,816	Schwab Intermediate-Term U.S. Treasury ETF	5,778,746
2,693	Vanguard Long-Term Corporate Bond ETF	252,361
37,583	Vanguard Short-Term Corporate Bond ETF	3,015,660
15,261	Vanguard Short-Term Inflation-Protected Securities ETF	753,283

		14,576,112

Foreign Stock Funds – 21.4%
24,983	iShares Edge MSCI Minimum Volatility EAFE ETF	1,761,801
19,821	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,131,779
77,818	Vanguard FTSE All-World ex-U.S. ETF	4,024,747
5,880	Vanguard FTSE Emerging Markets ETF	252,899
53,276	Vanguard FTSE Europe ETF	3,020,749
9,628	WisdomTree Japan Hedged Equity Fund	503,544

		10,695,519

Stock Funds – 42.1%
48,529	iShares Core S&P 500 ETF	12,057,515
20,032	iShares Core S&P Mid-Cap ETF	3,515,416
11,537	iShares MSCI Japan ETF	631,766
35,673	PowerShares S&P 500 Quality Portfolio	1,007,049
21,898	Schwab U.S. Dividend Equity ETF	1,004,023
15,798	Vanguard Financials ETF	1,003,805
6,754	Vanguard Growth ETF	879,844
2,550	Vanguard Health Care ETF	378,037
4,283	Vanguard Information Technology ETF	628,145

		21,105,600

TOTAL EXCHANGE TRADED FUNDS (Cost $42,532,820)		$47,390,568

Shares	Distribution Rate	Value
Investment Companies – 3.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
1,322,380	0.895%	$ 1,322,380
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
23,271	0.000	377,448

TOTAL INVESTMENT COMPANIES (Cost $1,590,488)		$ 1,699,828

TOTAL INVESTMENTS – 98.0% (Cost $44,123,308)		$49,090,396

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		1,025,678

NET ASSETS – 100.0%		$50,116,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,074,099

Gross unrealized gain	4,984,598
Gross unrealized loss	(968,301)

Net unrealized security gain	$4,016,297

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 93.2%
Alternative Funds – 2.0%
13,696	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 225,025

Bond Funds – 24.7%
3,604	iShares 20+ Year Treasury Bond ETF	447,040
4,698	iShares 7-10 Year Treasury Bond ETF	501,981
21,676	Schwab Intermediate-Term U.S. Treasury ETF	1,172,672
6,952	Vanguard Short-Term Corporate Bond ETF	557,828
2,252	Vanguard Short-Term Inflation-Protected Securities ETF	111,159

		2,790,680

Foreign Stock Funds – 23.0%
5,548	iShares Edge MSCI Minimum Volatility EAFE ETF	391,245
4,394	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	250,897
18,923	Vanguard FTSE All-World ex-U.S. ETF	978,698
1,952	Vanguard FTSE Emerging Markets ETF	83,956
13,303	Vanguard FTSE Europe ETF	754,280
2,668	WisdomTree Japan Hedged Equity Fund	139,536

		2,598,612

Stock Funds – 43.5%
11,225	iShares Core S&P 500 ETF	2,788,963
4,762	iShares Core S&P Mid-Cap ETF	835,683
2,552	iShares MSCI Japan ETF	139,748
7,908	PowerShares S&P 500 Quality Portfolio	223,243
4,890	Schwab U.S. Dividend Equity ETF	224,207
3,529	Vanguard Financials ETF	224,233
1,704	Vanguard Growth ETF	221,980
566	Vanguard Health Care ETF	83,910
1,137	Vanguard Information Technology ETF	166,752

		4,908,719

TOTAL EXCHANGE TRADED FUNDS (Cost $9,712,909)		$10,523,036

Shares	Distribution Rate	Value
Investment Companies – 3.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
333,845	0.895%	$ 333,845
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
5,180	0.000	84,013

TOTAL INVESTMENT COMPANIES (Cost $414,134)		$ 417,858

TOTAL INVESTMENTS – 96.9% (Cost $10,127,043)		$10,940,894

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		346,375

NET ASSETS – 100.0%		$11,287,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,141,558

Gross unrealized gain	819,500
Gross unrealized loss	(20,164)

Net unrealized security gain	$799,336

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.9%
Alternative Funds – 2.0%
32,532	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 534,501

Bond Funds – 20.2%
7,490	iShares 20+ Year Treasury Bond ETF	929,060
7,437	iShares 7-10 Year Treasury Bond ETF	794,643
49,036	Schwab Intermediate-Term U.S. Treasury ETF	2,652,847
9,911	Vanguard Short-Term Corporate Bond ETF	795,259
2,694	Vanguard Short-Term Inflation-Protected Securities ETF	132,976

		5,304,785

Foreign Stock Funds – 25.2%
13,215	iShares Edge MSCI Minimum Volatility EAFE ETF	931,922
10,405	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	594,125
48,772	Vanguard FTSE All-World ex-U.S. ETF	2,522,488
6,191	Vanguard FTSE Emerging Markets ETF	266,275
35,157	Vanguard FTSE Europe ETF	1,993,402
6,316	WisdomTree Japan Hedged Equity Fund	330,327

		6,638,539

Stock Funds – 47.5%
27,731	iShares Core S&P 500 ETF	6,890,044
12,441	iShares Core S&P Mid-Cap ETF	2,183,271
7,292	iShares MSCI Japan ETF	399,310
18,778	PowerShares S&P 500 Quality Portfolio	530,103
13,067	Schwab U.S. Dividend Equity ETF	599,122
9,375	Vanguard Financials ETF	595,688
4,562	Vanguard Growth ETF	594,292
1,792	Vanguard Health Care ETF	265,664
3,146	Vanguard Information Technology ETF	461,392

		12,518,886

TOTAL EXCHANGE TRADED FUNDS (Cost $22,074,987)		$24,996,711

Shares	Distribution Rate	Value
Investment Companies – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
623,544	0.895%	$ 623,544
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
12,252	0.000	198,732

TOTAL INVESTMENT COMPANIES (Cost $766,566)		$ 822,276

TOTAL INVESTMENTS – 98.0% (Cost $22,841,553)		$25,818,987

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		513,786

NET ASSETS – 100.0%		$26,332,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,343,890

Gross unrealized gain	2,980,259
Gross unrealized loss	(505,162)

Net unrealized security gain	$2,475,097

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 93.6%
Alternative Funds – 2.0%
13,927	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	$ 228,821

Bond Funds – 14.9%
3,206	iShares 20+ Year Treasury Bond ETF	397,672
20,992	Schwab Intermediate-Term U.S. Treasury ETF	1,135,667
1,414	Vanguard Short-Term Corporate Bond ETF	113,460
1,149	Vanguard Short-Term Inflation-Protected Securities ETF	56,715

		1,703,514

Foreign Stock Funds – 26.8%
5,658	iShares Edge MSCI Minimum Volatility EAFE ETF	399,002
4,459	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	254,609
21,968	Vanguard FTSE All-World ex-U.S. ETF	1,136,185
3,313	Vanguard FTSE Emerging Markets ETF	142,492
17,039	Vanguard FTSE Europe ETF	966,111
3,256	WisdomTree Japan Hedged Equity Fund	170,289

		3,068,688

Stock Funds – 49.9%
12,328	iShares Core S&P 500 ETF	3,063,015
5,810	iShares Core S&P Mid-Cap ETF	1,019,597
3,115	iShares MSCI Japan ETF	170,577
8,047	PowerShares S&P 500 Quality Portfolio	227,167
6,181	Schwab U.S. Dividend Equity ETF	283,399
4,485	Vanguard Financials ETF	284,977
2,179	Vanguard Growth ETF	283,858
960	Vanguard Health Care ETF	142,320
1,538	Vanguard Information Technology ETF	225,563

		5,700,473

TOTAL EXCHANGE TRADED FUNDS (Cost $9,753,521)		$10,701,496

Shares	Distribution Rate	Value
Investment Companies – 3.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares(a)(b)
340,013	0.895%	$ 340,013
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares
5,258	0.000	85,280

TOTAL INVESTMENT COMPANIES (Cost $421,536)		$ 425,293

TOTAL INVESTMENTS – 97.3% (Cost $10,175,057)		$11,126,789

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		308,231

NET ASSETS – 100.0%		$11,435,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2017.

(b)	Represents an Affiliated Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,197,288

Gross unrealized gain	952,288
Gross unrealized loss	(22,787)

Net unrealized security gain	$929,501

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of July 31, 2017:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$49,384,523	$—	$—
Investment Companies	1,827,783	—	—
Total	$51,212,306	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$10,160,541	$—	$—
Investment Companies	374,659	—	—
Total	$10,535,200	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$73,082,637	$—	$—
Investment Companies	2,716,619	—	—
Total	$75,799,256	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$10,378,930	$—	$—
Investment Companies	384,469	—	—
Total	$10,763,399	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$47,390,568	$—	$—
Investment Companies	1,699,828	—	—
Total	$49,090,396	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$10,523,036	$—	$—
Investment Companies	417,858	—	—
Total	$10,940,894	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$24,996,711	$—	$—
Investment Companies	822,276	—	—
Total	$25,818,987	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$10,701,496	$—	$—
Investment Companies	425,293	—	—
Total	$11,126,789	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For moreinformation regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 29, 2017

*	Print the name and title of each signing officer under his or her signature.